N-2 - USD ($)		Apr. 28, 2026	Dec. 31, 2025	Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key		0002032432
Amendment Flag		false
Securities Act File Number		333-281687
Investment Company Act File Number		811-23996
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		1
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		6
Entity Registrant Name		Blackstone Private Multi-Asset Credit and Income Fund
Entity Address, Address Line One		345 Park Avenue
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10154
City Area Code		212
Local Phone Number		503-2100
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		May 01, 2026
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class S Shares	Class D Shares	Class I Shares	Class I Advisory Shares
Shareholder transaction expenses (fees paid directly from your investment)
Maximum sales load(1)	—%	—%	—%	—%
Maximum Early Repurchase Deduction(2)	2.00%	2.00%	2.00%	2.00%
(1)
No upfront sales load will be paid with respect to Class S shares, Class D shares, Class I shares or Class I Advisory shares; however, if you buy Class S shares or Class D shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 1.5% cap on NAV for Class D shares and 3.5% cap on NAV for Class S shares. Selling agents will not charge such fees on Class I shares or Class I Advisory shares. Please consult your selling agent for additional information.

(2)
A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a shareholder’s Common Shares at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of the Common Shares (on a “first in-first out” basis). The one-year holding period will be satisfied if at least one year has elapsed from (a) the issuance date of the applicable Common Shares to (b) the subscription date immediately following the Repurchase Pricing Date used in the repurchase of such Common Shares. The Early Repurchase Deduction may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder; in the event that a shareholder’s Common Shares are repurchased because the shareholder has failed to maintain the $500 minimum account balance; or due to trade or operational error. In addition, the Fund’s Common Shares are sold to certain investment vehicles (including feeder vehicles, registered investment companies or other investment funds), discretionary model portfolios and other similar arrangements. The Fund, in its discretion, may waive the Early Repurchase Deduction for such investment vehicles, discretionary model portfolios and other similar arrangements in appropriate circumstances, including, but not limited to, for administrative, operational, rebalancing, regulatory or other purposes. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
	Class S Shares	Class D Shares	Class I Shares	Class I Advisory Shares
Annual expenses (as a percentage of net assets attributable to our Common Shares)(3)
Base management fees(4)	0.75%	0.75%	0.75%	0.75%
Incentive fees(5)	—	—	—	—
Administration fee	0.10%	0.10%	0.10%	0.10%
Shareholder servicing and/or distribution fees(6)	0.75%	0.25%	—	—
Interest payment on borrowed funds(7)	1.14%	1.14%	1.14%	1.14%
Acquired fund fees and expenses(8)	3.12%	3.12%	3.12%	3.12%
Other expenses(9)	1.39%	1.39%	1.39%	1.39%
Total annual expenses	7.25%	6.75%	6.50%	6.50%
Fees Waived and/or Expenses Reimbursed(10)	-1.40%	-1.40%	-1.40%	-1.40%
Total annual expenses after Waiver and/or Reimbursement	5.85%	5.35%	5.10%	5.10%
(3)	Total net assets as of March 31, 2026 employed as the denominator for expense ratio computation is $690.9 million.
(4)
The base management fee paid to our Adviser is calculated at an annual rate of 0.75% of the value of our net assets as of the beginning of each business day. See “Investment Advisory Agreement and Administration Agreement” for additional information.

(5)
We may have investment income that could result in the payment of an incentive fee. The incentive fee, if any, is based on income, whereby we pay the Adviser quarterly in arrears 12.5% of our Pre-Incentive Fee Net Investment Income Returns (as defined below) for each calendar quarter subject to a 5% annualized hurdle rate, with a full catch-up. As we cannot predict whether we will meet the necessary incentive fee hurdle, we have assumed no incentive fee for this chart. Once fully invested, we expect the incentive fees we pay to increase to the extent we earn greater income through our investments. If we achieved annualized Pre-Incentive Fee Net Income Returns of 5.00% for each quarter made up entirely of net investment income, no incentive fees would be payable. See “Investment Advisory Agreement and Administration Agreement” for more information concerning the incentive fees.

(6)
Subject to FINRA limitations on underwriting compensation, we will also pay the following shareholder servicing and/or distribution fees to the Intermediary Manager: (a) for Class S shares, a shareholder servicing and/or distribution fee equal to 0.75% per annum of the average daily value of the Fund’s net assets for the Class S shares and (b) for Class D shares, a shareholder servicing and/or distribution fee equal to 0.25% per annum of the average daily value of the Fund’s net assets for the Class D shares, in each case, accrued daily and payable monthly. The distribution and servicing expenses borne by the participating brokers may be different from and substantially less than the amount of shareholder servicing and/or distribution fees charged. All or a portion of the shareholder servicing and/or distribution fee may be used to pay for sub-transfer agency, sub-accounting and certain other administrative services. The Fund also may pay for these sub-transfer agency, sub-accounting and certain other administrative services outside of the shareholder servicing and/or distribution fees and its Distribution and Servicing Plan. No shareholder servicing and/or distribution fees will be paid with respect to the Class I shares or the Class I Advisory shares. The total amount that will be paid over time for other underwriting compensation depends on the average length of time for which shares remain outstanding, the term over which such amount is measured and the performance of our investments. We will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of our Common Shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation (including any amounts paid by the Adviser or its affiliates from their own resources), exceeds the applicable FINRA limitation.

(7)
We borrow funds to make investments. The costs associated with such borrowing will be indirectly borne by shareholders. The interest payment on borrowed funds referenced in the table above is based on an annualized estimate of interest payment on borrowed funds as of March 31, 2026.

(8)
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated funds. The Fund invests in investment companies or BDCs managed by the Adviser or its affiliates. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund. The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. To the extent the Fund invests in investment companies or BDCs managed by the Adviser or its affiliates, shareholders will not bear duplicative fees. Accordingly, the management fees borne through investments in investment companies or BDCs managed by the Adviser or its affiliates are included in fees waived and/or expenses reimbursed.

(9)
“Other expenses” include professional fees, Board of Trustees’ fees, amortization of continuous offering costs, transfer agent fees, other expenses, and excise and other tax expense. Other expenses represent the estimated annual other expenses of the Fund and its subsidiaries based on annualized other expenses for the current fiscal year ending December 31, 2026.

(10)
Pursuant to an Expense Limitation and Reimbursement Agreement, through May 1, 2027, the Adviser will waive its compensation (and, to the extent necessary, bear other expenses of or make payments to the Fund) to the extent that, for any calendar month, Specified Expenses exceed the Total Expense Cap. “Specified Expenses” of the Fund means all expenses incurred in the business of the Fund, including organizational and certain offering expenses, with the exception of: (i) investment advisory fees (including management and incentive fees), (ii) the shareholder servicing and/or distribution fees, (iii) brokerage costs, (iv) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (v) taxes, (vi) extraordinary expenses (as determined in the sole discretion of the Adviser), and (vii) acquired fund fees and expenses. “Total Expense Cap” means the annual rate of 0.50% of the average daily value of the Fund’s net assets (annualized). The Adviser may not discontinue its obligation to waive its compensation or to bear other expenses at any time prior to May 1, 2027 without the written consent of the Board of Trustees. If, while the Adviser is the investment adviser to the Fund, the estimated annualized Specified Expenses for a given month are less than the Total Expense Cap, the Adviser shall be entitled to reimbursement by the Fund of the compensation waived and other expenses borne by the Adviser on behalf of the Fund pursuant to the Fund’s Expense Limitation and Reimbursement Agreement (the “Reimbursement Amount”) during any of the previous thirty-six (36) months, but only to the extent that the Fund’s estimated annualized Specified Expenses are less than, for such month, the lesser of the Total Expense Cap or any other relevant expense limit then in effect with respect to the Fund, and provided that such amount paid to the Adviser will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed. The Adviser may recapture a Specified Expense in any year within the thirty-six (36) month period after the Adviser bears the expense.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example: We have provided an example of the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical $1,000 investment in each class of our Common Shares. In calculating the following expense amounts, we have assumed that: (1) our total annual expenses remain at the levels set forth in the table above (2) the annual return before fees and expenses is 5.0%, (3) the net return after payment of fees and expenses is distributed to shareholders and reinvested at NAV; (4) your financial intermediary does not directly charge you transaction or other fees; and (5) the application of the Expense Limitation and Reimbursement Agreement through May 1, 2027.
Class S shares
Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income:	$58	$188	$317	$618
Class D shares
Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income:	$53	$175	$297	$587
Class I shares
Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income:	$51	$168	$286	$570
Class I Advisory shares
Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income:	$51	$168	$286	$570
While the examples assume a 5.0% annual return on investment before fees and expenses, our performance will vary and may result in an annual return that is greater or less than this. These examples should not be considered a representation of your future expenses. If we achieve sufficient returns on our investments to trigger a quarterly incentive fee, both our returns to our shareholders and our expenses would be higher. See “Investment Advisory Agreement and Administration Agreement” for information concerning incentive fees.

Purpose of Fee Table , Note [Text Block]
The following table is intended to assist you in understanding the costs and expenses that an investor in Common Shares will bear, directly or indirectly. Other expenses are estimated and may vary. Actual expenses may be greater or less than shown.

Basis of Transaction Fees, Note [Text Block]		fees paid directly from your investment
Other Transaction Fees, Note [Text Block]		A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a shareholder’s Common Shares at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of the Common Shares (on a “first in-first out” basis). The one-year holding period will be satisfied if at least one year has elapsed from (a) the issuance date of the applicable Common Shares to (b) the subscription date immediately following the Repurchase Pricing Date used in the repurchase of such Common Shares. The Early Repurchase Deduction may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder; in the event that a shareholder’s Common Shares are repurchased because the shareholder has failed to maintain the $500 minimum account balance; or due to trade or operational error. In addition, the Fund’s Common Shares are sold to certain investment vehicles (including feeder vehicles, registered investment companies or other investment funds), discretionary model portfolios and other similar arrangements. The Fund, in its discretion, may waive the Early Repurchase Deduction for such investment vehicles, discretionary model portfolios and other similar arrangements in appropriate circumstances, including, but not limited to, for administrative, operational, rebalancing, regulatory or other purposes. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.
Other Expenses, Note [Text Block]		“Other expenses” include professional fees, Board of Trustees’ fees, amortization of continuous offering costs, transfer agent fees, other expenses, and excise and other tax expense. Other expenses represent the estimated annual other expenses of the Fund and its subsidiaries based on annualized other expenses for the current fiscal year ending December 31, 2026.
Management Fee not based on Net Assets, Note [Text Block]		The base management fee paid to our Adviser is calculated at an annual rate of 0.75% of the value of our net assets as of the beginning of each business day. See “Investment Advisory Agreement and Administration Agreement” for additional information.
Acquired Fund Fees and Expenses, Note [Text Block]		“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated funds. The Fund invests in investment companies or BDCs managed by the Adviser or its affiliates. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund. The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. To the extent the Fund invests in investment companies or BDCs managed by the Adviser or its affiliates, shareholders will not bear duplicative fees. Accordingly, the management fees borne through investments in investment companies or BDCs managed by the Adviser or its affiliates are included in fees waived and/or expenses reimbursed.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVES, OPPORTUNITIES AND STRATEGIES

We were formed on July 26, 2024 as a Delaware statutory trust and commenced operations on May 1, 2025. We were organized to invest primarily by employing a flexible mandate and dynamically allocating our assets across a wide range of credit and income-oriented strategies with a focus on private investments.

We have registered as a non-diversified, closed-end management investment company under the 1940 Act and are operated as an interval fund. We also intend to elect to be treated for U.S. federal income tax purposes, and to qualify annually thereafter, as a RIC under Subchapter M of the Code. As a closed-end management investment company and a RIC, we are required to comply with certain regulatory requirements.

Our investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation. We will seek to achieve our investment objectives by employing a flexible mandate and dynamically allocating our assets across a wide range of credit and income-oriented strategies with a focus on private investments. The Fund is expected to offer investors single access to a wide spectrum of Blackstone’s credit platform, which includes without limitation: (a) private corporate credit (including privately originated, first lien senior secured and unitranche loans, second lien loans, mezzanine debt, other forms of junior or subordinated debt, preferred equity, warrants and common equity related to a credit investment); (b) asset based and real estate credit (performing loans and related debt instruments supported by physical assets, infrastructure, commercial real estate, as well as consumer finance (such as loans or debt securities backed by credit card receivables or residential real estate loans), fund finance, commercial finance (such as equipment leasing), and related debt securities, such as CMBS and RMBS and SRTs); (c) structured credit (including insurance related investments (including insurance companies and related entities, that in turn primarily hold investment grade credit investments) and debt and equity investments in CLOs); and (d) liquid credit (including first and second lien broadly syndicated loans, secured and unsecured high yield debt bonds and investment grade bonds).

We may invest in additional types of credit investments in the future, including additional types of private fixed income securities and credit instruments and other investments with credit-like attributes.

Currently, we expect to focus on investments in the U.S., but we may also invest in a number of different countries. We have no minimum or maximum limit on the amount of our assets that may be invested in non-U.S. securities or investments.

We expect to gain exposure to our strategies either through direct investments or indirectly, including through (i) investing in affiliated registered investment companies or BDCs or (ii) operating entities, including insurance-related companies, that could be wholly-owned by us our jointly owned by us and third parties.

Under normal circumstances, we will invest directly or indirectly at least 80% of our assets (net assets plus borrowings for investment purposes) in private credit investments (loans, bonds and other credit-oriented investments) and other investments that are expected to (i) make regular distributions, dividends or interest payments and (ii) generate returns primarily from income (including investments in insurance companies that meet these criteria), in each case, that are issued in private offerings or issued by private companies.

Although we expect to invest in investment grade debt instruments to some extent, we expect many of our debt investments will be unrated or carry a rating from a nationally recognized statistical rating organization below investment grade (rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard & Poor’s Ratings). Our investments in loans may include covenant-lite loans, which means the loans lack certain financial maintenance requirements. See “Risk Factors—”Covenant-lite” Obligations.”

We may, but are not required to, enter into interest rate, foreign exchange or other derivative agreements to hedge interest rate, currency, credit or other risks, but we do not generally intend to enter into any such derivative agreements for speculative purposes. Any derivative agreements entered into for speculative purposes are not expected to be material to our business or results of operations. These hedging activities, which will be in compliance with applicable legal and regulatory requirements, may include the use of futures, options and forward contracts. There can be no assurance any hedging strategy we employ will be successful.
We expect that certain of our credit investments will be liquid (including certain asset based and real estate credit, structured credit and liquid credit investments) and may be used for the purposes of maintaining liquidity for our quarterly repurchase offers and cash management, while also presenting an opportunity for investment returns.

The Fund’s investment objectives are not fundamental and may be changed by the Board of Trustees without shareholder approval and on prior notice to shareholders of the Fund. See “Fundamental Policies — Fundamental Restrictions.”

Target Assets

Private Corporate Credit. Through our private corporate credit strategy, we expect to directly or indirectly invest in privately originated and privately negotiated debt investments to North American, European and other non-U.S. companies, predominantly through (i) senior direct lending (first lien senior secured and unitranche loans (including first-out/last-out loans)) and (ii) second lien loans, mezzanine debt, other forms of junior or subordinated debt, preferred equity and warrants and common equity related to a credit investment.

A privately originated loan is a loan that we source directly from a borrower or private equity sponsor and lend directly to the borrower. This is distinct from a syndicated loan, which is generally underwritten by a bank and then syndicated, or sold, in several pieces to a large group of other investors identified by the bank. Originated loans are generally held until maturity or until they are refinanced by the borrower. Syndicated loans, unlike originated loans, often have liquid markets and can be traded by investors.

The private corporate credit loans in which we invest will generally pay floating interest rates based on a variable base rate. The senior secured loans and unitranche loans in which we will invest generally have stated terms of five to eight years, and the mezzanine, unsecured or subordinated debt investments that we may make will generally have stated terms of up to ten years, but the expected average life of such securities is generally between three and five years. However, there is no limit on the maturity or duration of any security we may hold in our portfolio. Loans and securities purchased in the secondary market will generally have shorter remaining terms to maturity than newly issued investments. We expect most of our debt investments will be unrated. Our debt investments may also be rated by a nationally recognized statistical rating organization, and, in such cases, generally will carry a rating below investment grade (rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by S&P Global Ratings).

Our mezzanine debt exposure will generally be subordinated to senior secured loans on a payment basis, which means such loans will typically be unsecured and have equal priority to their unsecured creditors. In limited instances, we may retain the “last out” portion of a first-lien loan. In such cases, the “first out” portion of the first lien loan would receive priority with respect to payment over our “last out” position. In exchange for the higher risk of loss associated with such “last out” portion, a higher rate of interest would be earned than the “first out” position.

Asset Based & Real Estate Credit. Through our asset based and real estate credit strategy, we expect to directly or indirectly invest in privately originated debt investments collateralized by financial or physical assets, including infrastructure, commercial and residential real estate, as well as consumer finance (such as loans or debt securities backed by credit card receivables or residential real estate loans), fund finance, commercial finance (such as equipment leasing) and receivables. Investments will generally be structured as core loans (which are senior asset-backed loans or notes), whole loans (including interests in diversified pools of loans) or the first-loss tranche of a whole loan, or, in the case of real estate credit, senior, floating rate mortgage loans secured by various types of income-producing properties (including a first priority mortgage on commercial real estate assets). Real estate credit investments may be in the form of whole loans, participations in mortgage loans in which all participants have equal priority, or other similar structures. We may also make other investments in public and private real asset credit, including, but not limited to, loans, mezzanine and other forms of debt (including residential credit and debt of real estate-related or infrastructure-related companies) and other entities that invest in real estate or other asset backed debt as one of their core businesses. We may also invest in securities related to asset based and real estate credit, including CMBS, RMBS and SRTs. Our asset based and real estate credit strategy may also include liquid investments.
Structured Credit. Our structured credit strategy will pursue a mandate of investing in and/or originating structured credit opportunities. The Fund will seek these opportunities through various underlying asset types, vintages, maturities and capital structure priorities. In particular, the Fund seeks to invest in debt and equity/residual securities of CLOs and insurance companies. We believe structured credit products can provide investors with exposure to diversified portfolios of higher-quality investment grade and non-investment grade debt including loans, bonds, and other similar instruments at potentially higher yields than direct investments in the underlying assets. Our structured credit strategy may also include liquid investments.

CLOs are backed by a portfolio of senior secured loans. Our CLO investments, or the CLO investments of the vehicles in which we invest, may include senior/mezzanine CLO debt tranches (rated investment grade), mezzanine CLO debt tranches (rated below investment grade or unrated), subordinated CLO equity tranches (unrated), leveraged loans (including third-party-managed warehouse facilities that hold such loans in anticipation of expected CLO issuance) and vehicles that invest indirectly in CLO securities or leveraged loans.

Subject to the requirements of the 1940 Act, we may wholly-own or jointly-own insurance-related companies. These insurance-related portfolio entities may reinsure or otherwise acquire insurance related assets and liabilities, such as annuity contracts. We expect any such insurance-related portfolio entity to hold reserves for its insurance-related liabilities and that those reserves would generally be invested in credit instruments, primarily investment grade debt, subject to the applicable insurance regulatory requirements. These insurance-related portfolio entities are operating companies that would generally hold diversified portfolios of income-producing assets and are designed to provide potential return through those assets and net returns on assets held by sellers of insurance-related assets and liabilities in excess of reinsurance losses and the applicable costs of operating the insurance-related portfolio entity.

Reinsurance involves transferring risks, including obligations to make future policy or contract payments, from an insurance-related company (referred to as the ceding insurer) to the reinsurer. As insurance-related companies continue to manage risk diversification, regulatory capital requirements, liquidity management and optimization of platform investment strategies, reinsurance may allow ceding insurers to manage their capital more efficiently, by transferring risk, optimizing their balance sheets and ensuring regulatory compliance. Among other things, this enables ceding insurers to continue providing solutions to their customers while maintaining financial stability.

Liquid Credit. Through our liquid credit strategy, we will seek to invest in liquid credit investments that present an opportunity for attractive investment returns, and certain of the investments may also be used for cash management and maintaining liquidity for our quarterly repurchase offers and other uses. Our strategy utilizes a flexible investment approach with a principal focus on current income and mitigation of risk to meet financing objectives. Investments may include first and second lien broadly syndicated loans, secured and unsecured high yield bonds and investment grade bonds.

Syndicated Loans generally benefit from liens on collateral, are rated below-investment grade and typically pay interest at rates that are determined periodically on the basis of a floating base lending rate, primarily the SOFR, plus a spread. High yield corporate bonds may be secured or unsecured, are similarly rated below-investment grade and typically pay a fixed coupon initially priced at underwrite as a spread over U.S. Treasury notes or bonds.

Syndicated Loans and high yield bonds are typically made to U.S. and, to a lesser extent, non-U.S. corporations, partnerships, limited liability companies and other business entities, which operate in various industries and geographical regions. Borrowers may obtain Syndicated Loans, among other reasons, to refinance existing debt, engage in acquisitions, pay dividends, recapitalize, and complete leveraged buyouts and for general corporate purposes. Syndicated Loans rated below investment grade are sometimes referred to as “leveraged loans” or “bank loans.” High yield bonds are sometimes referred to as “junk bonds.” We may invest in Syndicated Loans or high yield bonds through assignments of or, to a lesser extent, participations in Syndicated Loans or high yield bonds. To a limited extent, we may utilize various types of derivative instruments, including total return swaps for the purpose of gaining exposure to Syndicated Loans or high yield bonds.
Other Investment Strategies. From time to time, we may invest in other types of investments to the extent that these investments are consistent with our investment objective, strategies and policies, and permissible under the 1940 Act and other applicable regulations.

Portfolio Construction. Our approach to portfolio construction will be based on both strategic asset allocation (SAA) and tactical asset allocation (TAA). Our SAA approach leverages the full breadth of Blackstone’s credit capabilities to access fundamentally attractive asset classes beyond traditional fixed income and is guided by long-term asset class risk-return expectations and overall portfolio objectives. Our TAA process reflects dynamic repositioning relative to the SAA baseline primarily based on three pillars: relative value, market technicals, and macroeconomic conditions. Together, we believe these allocation signals help us to identify relative value opportunities and capital market inefficiencies, allowing the Fund to tactically tilt portfolio allocations to generate attractive incremental returns.

The Fund benefits from access to BXCI’s origination and pipeline breadth across each underlying asset class. At the individual asset level, investment opportunities require approval of the Global Investment Committee or respective asset class-specific investment committees, prior to being considered for the Fund’s portfolio. Inclusion within the Fund’s portfolio will then be governed by factors including target allocation weights, risk / return profile and diversification benefits, among other portfolio objectives.

Warehouse Purchase Options

From time to time the Adviser and/or its affiliates may agree with one or more independent third parties (which may be accounts that are advised by BXCI but not considered “affiliated persons” under the 1940 Act) (each, a “Financing Provider”) that certain funds or accounts managed by the Adviser and/or its affiliates, including the Fund (together, the “Accounts”), shall have the option but not the obligation to purchase loans or other instruments in whole or in part (each, an “Option Asset”) from the Financing Provider at the Adviser’s sole discretion. With respect to each Option Asset, the Adviser and/or its affiliates may, from time to time, designate one or more Accounts (including the Fund) who shall, upon notification to the Financing Provider, purchase the instruments at the applicable purchase price. There shall be no obligation whatsoever for any Account, the Fund, the Adviser, or its affiliates to otherwise purchase any Option Asset. At any given time, a significant portion of the Fund’s portfolio may be composed of Option Assets purchased from one or more Financing Providers.

Blackstone Investment

An affiliate of Blackstone has invested $25 million in our Common Shares through one or more private placement transactions.

The Adviser and the Administrator

The Fund’s investment activities will be managed by Blackstone Private Credit Strategies LLC, an investment adviser registered with the SEC under the Advisers Act. Our Adviser will be responsible for originating prospective investments, conducting research and due diligence investigations on potential investments, analyzing investment opportunities, negotiating and structuring our investments and monitoring our investments and portfolio companies on an ongoing basis. The Fund benefits from access to BXCI’s origination and pipeline breadth across each underlying sub-strategy. At the individual asset level, investment opportunities require approval of the Global Investment Committee or respective sub-strategy-specific investment committees, prior to being considered for the Fund’s portfolio. Inclusion within the Fund’s portfolio will then be governed by factors including target allocation weights, risk / return profile and diversification benefits, among other portfolio objectives.

The Adviser is an affiliate of Blackstone Credit & Insurance and is led by substantially the same investment personnel as Blackstone Credit. As such, our Adviser has access to the broader resources of Blackstone Credit & Insurance and Blackstone, subject to Blackstone’s policies and procedures regarding the management of conflicts of interest. As such, the term “Blackstone Credit & Insurance” may be used when describing advisory services and resources.
Blackstone Private Credit Strategies LLC, as our Administrator, provides, or oversees the performance of, administrative and compliance services, including, but not limited to, maintaining financial records, overseeing the calculation of NAV, compliance monitoring (including diligence and oversight of our other service providers), preparing reports to shareholders and reports filed with the SEC, preparing materials and coordinating meetings of our Board of Trustees, managing the payment of expenses and the performance of administrative and professional services rendered by others and providing office space, equipment and office services. From time to time, the Administrator may outsource certain administrative duties provided to the Fund to third parties, and the Administrator will pay the third parties accordingly. J.P. Morgan Chase N.A. serves as our Sub-Administrator.

Blackstone Credit & Insurance is the credit, asset based finance and insurance asset management business unit of Blackstone, which is the largest alternative asset manager in the world with leading investment businesses across asset classes. Blackstone’s platform provides competitive advantages including scale, expertise across industries and capital structures, and deep relationships with companies and financial sponsors.

Blackstone’s four business segments are real estate, private equity, credit and insurance, and multi-asset investing. BXCI is an expansive, fully integrated credit platform, that includes private and liquid credit, infrastructure and asset based credit and insurance businesses. Blackstone has total AUM of more than $1.3 trillion and BXCI had total AUM of $520 billion including real estate debt.[8]

Blackstone Credit & Insurance, through its affiliates, employs 732 people headquartered in New York and in offices globally. Blackstone Credit & Insurance’s 440-person investment team also includes a 127-person CIO team, which consists of individuals focused on Underwriting & Execution, Capital Formation, Asset Allocation, Structuring, Asset Management, Portfolio Insights, and Portfolio Analytics.

Blackstone Credit & Insurance’s Senior Managing Directors have on average 24 years of industry experience. The Fund brings Blackstone Credit & Insurance’s credit-focused investment platform to the non-exchange traded BDC industry.

Investment Opportunity and Strategy

We will seek to achieve our investment objectives by employing a flexible mandate and dynamically allocating our assets across a wide range of credit and income-oriented strategies with a focus on private investments.

Expansive Opportunity Set. The fixed income landscape today has broadened and deepened from the “plain vanilla” offering of investment grade bonds and long-duration U.S. Treasuries that comprised the market 40 years ago. The current landscape encompasses broadly syndicated leveraged loans and high yield corporate bonds, CLOs, as well as investments across private and illiquid markets, including senior and junior corporate direct lending, real estate, asset based, and infrastructure. The fixed income market continues to grow and evolve and we believe there is a secular shift underway, specifically related to private financing, which has increased from approximately $0.5 trillion to $2 trillion[9], representing approximately 30% of the global leveraged credit universe today versus 17% in 2012. The increasing number of private companies, evolving bank capital rules and other factors, including bank consolidation over the past several decades, has accelerated the shift towards private financing for companies and real economy assets as borrowers increasingly value the benefits private credit offers, including greater certainty, flexibility, efficiency and confidentiality. We believe the underserved nature of such a large segment, which we see as still in its early stages, creates tremendous growth and opportunity for investment with a total addressable market of greater than $30 trillion.[10] We believe investors will benefit from a strategy that captures the evolving and expansive opportunity set, with scaled and experienced managers, who have access to the broader credit spectrum, including but not limited to, private corporate credit, asset based and real estate credit, structured credit, and liquid credit.
[8]	AUM is estimated and unaudited as of December 31, 2025. AUM is a combined figure inclusive of Blackstone Credit & Insurance and Real Estate Debt businesses.

[9]	Source: Preqin as of December 31, 2025.

[10]	McKinsey & Company, The Next Era of Private Credit, September 2024.
Access to Wide Breadth of Blackstone’s Credit Platform. Blackstone has been investing in the credit markets since 2002 and today is one of the world’s largest alternative credit managers with approximately $520 billion in credit assets under management, with BXCI and real estate debt combined. The team of approximately 524 credit investment professionals, including those investing in real estate debt, constitutes one of the largest in the industry, with a deep reservoir of experience across market cycles, further enhanced by access to Blackstone’s global resources and perspectives.

We believe that Blackstone’s scale and expertise across credit asset classes—at all levels of the capital structure—advantageously positions us to generate attractive risk-adjusted returns across the credit landscape. We believe that there are and will continue to be significant investment opportunities in our target asset classes and that leveraging a wide multi-asset credit approach can allow investors to access what we believe are high quality assets and diversifying income across market cycles.

Flexible Asset Allocation. We believe our flexible investment mandate and flexible approach to asset allocation will enable us to capitalize on attractive credit investments sourced across the Blackstone franchise. Within the varied strategies the Fund will target, BMACX will seek to apply Blackstone’s thematic approach to investing by focusing on attractive sectors and issuers that display strong secular tailwinds, resiliency to downturns and greater pricing power. We will seek to use this flexible investment approach to identify what we believe are compelling investment opportunities based on prevailing market conditions and to focus on current income, capital preservation and upside participation in an effort to generate attractive returns throughout various market environments.

The Fund is expected to offer investors single access to a wide spectrum of Blackstone’s credit platform, which includes without limitation:

•
Private Corporate Credit: Privately originated, first lien senior secured and unitranche loans, second lien loans, mezzanine debt, other forms of junior or subordinated debt, preferred equity, warrants and common equity related to a credit investment;

•
Asset Based & Real Estate Credit: Performing loans and related debt instruments supported by physical assets, infrastructure, commercial real estate, as well as consumer finance (such as loans or debt securities backed by credit card receivables or residential real estate loans), fund finance, commercial finance (such as equipment leasing), and related debt securities, including those that may be publicly traded, such as CMBS and RMBS, ABS and SRTs;

•
Structured Credit: Exposure to diversified portfolios, ranging across asset class and credit quality, of income-producing assets, including insurance-related investments (including equity investments in insurance-related companies and their related entities where the investment return is substantially driven by performance of investment grade credit) and debt and equity investments in CLOs; and

•	Liquid Credit: First and second lien broadly syndicated loans, secured and unsecured high yield bonds and investment grade bonds.

We may invest in additional types of credit investments in the future, including additional types of private fixed income securities and credit instruments and other investments with credit-like attributes.

Currently, we expect to focus on investments in the U.S., but we may also invest in a number of different countries. We have no minimum or maximum limit on the amount of our assets that may be invested in non-U.S. securities or investments.
We expect to gain exposure to our strategies either through direct investments or indirectly, including through (i) investing in affiliated registered investment companies or BDCs or (ii) operating entities, including insurance-related companies, that could be wholly-owned by us or jointly owned by us and third parties.

Under normal circumstances, we will invest directly or indirectly at least 80% of our assets (net assets plus borrowings for investment purposes) in private credit investments (loans, bonds and other credit-oriented investments) and other investments that are expected to (i) make regular distributions, dividends or interest payments and (ii) generate returns primarily from income (including investments in insurance companies that meet these criteria), in each case, that are issued in private offerings or issued by private companies.

Although we expect to invest in investment grade debt instruments to some extent, we expect many of our debt investments will be unrated or carry a rating from a nationally recognized statistical rating organization below investment grade (rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard & Poor’s Ratings). Our investments in loans may include covenant-lite loans, which means the loans lack certain financial maintenance requirements. See “Risk Factors—”Covenant-lite” Obligations.”

We may, but are not required to, enter into interest rate, foreign exchange or other derivative agreements to hedge interest rate, currency, credit or other risks, but we do not generally intend to enter into any such derivative agreements for speculative purposes. Any derivative agreements entered into for speculative purposes are not expected to be material to our business or results of operations. These hedging activities, which will be in compliance with applicable legal and regulatory requirements, may include the use of futures, options and forward contracts. There can be no assurance any hedging strategy we employ will be successful.

We expect that certain of our credit investments will be liquid (including certain asset based and real estate credit, structured credit and liquid credit investments) and may be used for the purposes of maintaining liquidity for our quarterly repurchase offers and cash management, while also presenting an opportunity for investment returns.

Blackstone Credit & Insurance Strengths

Blackstone Credit & Insurance is one of the largest private credit investment platforms globally and a key player in the direct lending space. Blackstone Credit & Insurance has experience scaling funds across its platform that invest in all parts of the capital structure. Blackstone Credit & Insurance focuses on transactions where it can differentiate itself from other providers of capital, targeting large transactions and those where Blackstone Credit & Insurance can bring its expertise and experience in negotiating and structuring. We believe that Blackstone Credit & Insurance has the scale and platform to effectively manage a North American private credit investment strategy, offering investors the following potential strengths:

•
Breadth of Experience and Origination Capabilities Across Credit Asset Classes. The scale and depth of Blackstone’s credit platform allows for more resources to source, evaluate, and monitor investments. We have demonstrated market leadership in every credit asset class within the Fund’s investment mandate.

Private Corporate Credit

Since 2005, BXCI has been active in the private credit market and serves as a partner and counterparty of choice to private equity sponsors, corporate boards, management teams and financial intermediaries. The 114-person dedicated private credit investment team covers more than 575 financial sponsors/advisors. BXCI has a scaled capital base through its $205 billion of private corporate credit AUM, as well as an established market position, including nearly $205 billion invested globally in private corporate credit for nearly 20 years. Specifically, within the North America Direct Lending Strategy, BXCI has invested more than $150 billion[11] in privately originated transactions and has the world’s largest BDC.[12] We view BXCI as favorably positioned to continue to take advantage of the compelling market opportunity in private credit.
[11]
As of December 31, 2025. The North America Direct Lending track record includes the Sub-Advised Investments. With respect to certain transactions, the North America Direct Lending track record includes free equity and/or warrants that accompanied the debt financings, as well as any loans or securities into which the applicable first lien and unitranche debt may have been restructured subsequent to BXCI’s initial investment. The North America Direct Lending track record excludes (i) broadly syndicated, mezzanine, second lien and equity (other than the aforementioned free equity and/or warrants or securities issued upon restructuring) transactions, among others and (ii) transactions where BXCI’s invested capital (net of transactions fees) was under $25 million.

[12]	Largest BDC based on publicly reported net asset value of both traded and non-traded BDCs as of December 31, 2025.
Asset Based & Real Estate Credit

BXCI’s IABC business, which started in 2015, is comprised of BXCI’s premier asset based finance, infrastructure credit and residential real estate lending activities with $114 billion of AUM and 90 investment professionals globally. The IABC team is focused The IABC team is focused on financing real assets of the economy where large capital needs for private credit in digital, consumer, commercial, and corporate mega-themes are rapidly growing.

Additionally, over the last 16 years, Blackstone has built one of the largest real assets platforms. Blackstone established a global real estate debt business, with the largest real estate credit fund, with $78 billion of AUM and 122 investment professionals, and originated and/or acquired more than $152 billion of loans.

Structured Credit

Blackstone’s structured credit strategy focuses on a range of assets including debt and equity/residual debt tranches of CLOs and insurance-related investments. Blackstone is the largest global CLO manager in the world. CLOs have been a core part of our business since inception in 1998. In 2022, we became the first CLO manager to have priced at least 100 U.S. CLOs. BXCI also has an established CLO investing team that has been investing in CLO securities since 2005.

BXCI has deep insurance expertise with approximately 94 dedicated insurance professionals.[13] This team is equipped to help us structure investments in insurance companies and source reinsurance arrangements. These could include insurance-related portfolio entities.

Liquid Credit

With 89 dedicated liquid credit investment professionals at Blackstone, we are the largest global loan manager, largest primary market recipient of new issue bank loan allocations, and largest secondary market trader of U.S. bank loans.[14] We also subadvise the largest actively managed bank loan ETF[15] and utilize a proprietary credit default probability model in our high yield and investment grade bond strategies, both of which, in our view, provide us with insights into market technicals. We believe that the broad network of BXCI can provide a significant pipeline of investment opportunities for us. BXCI has a strong trading presence and actively monitors thousands of companies across the public and private markets through its $123 billion Liquid Credit Strategies platform, and as a result has deep insight across sectors and industries.
[13]
As of January 31, 2026. Includes insurance-dedicated investment professionals, client solutions professionals, and operating professionals. Also includes members of the Asset Allocation team based in BXCI Chief Investment Office who are primarily focused on designing and managing portfolios for insurance clients.

[14]
As of December 31, 2025. Evidenced by (i) the largest trader of US and Europe secondary and overall loans (based on master tickets), per S&P Global, (ii) the largest active US Loan ETF, per Morningstar and (iii) the largest global CLO manager, per Creditflux and 9fin.

[15]	Source: Morningstar, as of December 31, 2025.
•
Disciplined Investment Process and Active Portfolio Management. BXCI employs a rigorous investment process and defensive investment approach to evaluate potential opportunities with a focus on long-term credit performance and principal protection. We believe BXCI has generated attractive risk-adjusted returns in its investing activities throughout many economic and credit cycles by (i) maintaining its investment discipline; (ii) performing intensive credit work; (iii) carefully structuring transactions; and (iv) actively managing its portfolios. BXCI’s investment approach involves a multi-stage selection process for each investment opportunity, as well as ongoing monitoring of each investment made, with particular emphasis on early detection of deteriorating credit conditions at portfolio companies, which would result in adverse portfolio developments. This strategy is designed to maximize current income and minimize the risk of capital loss while maintaining the potential for long-term capital appreciation. Additionally, BXCI’s senior investment professionals have dedicated their careers to the leveraged finance and private equity sectors, and we believe that their experience in due diligence, credit analysis and ongoing management of investments is invaluable to the success across our credit strategies.

•
Deep Investment Insights. Blackstone has invested substantial resources in integrating insights across its investment platform and ensuring that its data mining and information flow are best in class, and Blackstone’s senior leadership has fostered a collaborative environment and made teamwork a priority across the firm’s investing activities, subject to information walls. Blackstone covers more than 5,100 issuers across its portfolios globally, and together with BXCI’s 127-person CIO team (comprised of investment management and portfolio operations professionals), we believe this provides invaluable insight and access to a broad and diverse set of investment opportunities. Additionally, we can leverage resources such as Blackstone’s 50+ data scientists and 21 MDs/PhDs and strategies such as real estate, infrastructure and life sciences. Our information advantage, which is driven by our scale, well-positions Blackstone to spot trends early and make more informed investment decisions, which we believe provides us a competitive advantage in both the public and private credit markets.

•
Strategies for Varying Market Environments with One-stop Access to a Variety of Credit Strategies. BXCI believes its approach to flexibly invest across asset classes will enable the Fund to capitalize attractive credit investments sourced across the Blackstone franchise. BXCI’s thematic approach to investing focuses on what we believe to be attractive sectors and issuers that display strong secular tailwinds, resiliency to downturns, and greater pricing power. In our view, the combination of top-down and bottom-up portfolio construction, along with diversified exposure to credit markets, may potentially result in excess returns with lower volatility and higher credit quality than comparable fixed income indices.

Blackstone is a leader in delivering innovations and solutions to investors with 23+ years of experience through our private wealth platform. The Fund provides investors single access to the broad spectrum of Blackstone’s credit platform, including access to the growing opportunity set in private credit.
•
Value-Added Capital Provider and Partner Leveraging the BXCI Value Creation Program. BXCI has established a reputation for providing creative, value-added solutions to address a company’s financing requirements, and we believe our ability to solve a need for a company may lead to attractive investment opportunities. In addition, BXCI has access to the significant resources of the Blackstone platform, including the Value Creation Program, a global platform that intends to help BXCI investments create meaningful value by leveraging the scale, network and expertise within the Blackstone platform. Specifically, the Value Creation Program focuses on three areas of improvement: (i) reducing costs by leveraging the scale and purchasing power of Blackstone through the GPO, preferred partnerships and the Blackstone Sourcing Center; (ii) helping to create potential revenue-generating opportunities across Blackstone’s portfolio by facilitating introductions to other Blackstone portfolio companies; and (iii) subject to information walls, providing valuable access to industry and functional experts within the Blackstone organization (including the Blackstone Portfolio Operations team which consists of over 100 internal resources) who are focused on areas such as cybersecurity, sustainability, data science, healthcare, human resources and information technology, among others, and the network among portfolio companies.

The Board of Trustees

Overall responsibility for the Fund’s oversight rests with the Board of Trustees. We have entered into the Investment Advisory Agreement with the Adviser, pursuant to which the Adviser manages the Fund on a day-to-day basis. The Board of Trustees is responsible for overseeing the Adviser and other service providers in connection with our operations in accordance with the provisions of the 1940 Act, the Fund’s bylaws and applicable provisions of state and other laws. The Adviser keeps the Board of Trustees well informed as to the Adviser’s activities on our behalf and our investment operations and provides the Board of Trustees with additional information as the Board of Trustees may, from time to time, request. The Board of Trustees is currently composed of five members, four of whom are Trustees who are not “interested persons” of the Fund or the Adviser as defined in the 1940 Act.

Investment Selection

When identifying prospective investment opportunities, the Adviser currently intends to rely on fundamental credit analysis in order to minimize the loss of the Fund’s capital. The Adviser expects to invest in opportunities generally reflecting one or multiple of the following attributes, which it believes will help achieve our investment objectives:

Companies in Leading, Defensible Market Positions. The Adviser intends to invest in, among others, sub-strategies that it believes have developed strong positions within their respective markets and exhibit the potential to maintain sufficient cash flows and profitability to service their obligations in a range of economic environments. The Adviser will seek companies that it believes possess advantages in scale, scope, customer loyalty, product pricing, or product quality versus their competitors, thereby minimizing business risk and protecting profitability.

Experienced, Well-Capitalized Managers. Often the Adviser seeks to participate in transactions involving what the Adviser views as high-quality private equity firm sponsors, properties, asset originators, and CLO managers. The Adviser believes that a manager’s willingness to invest significant sums of equity capital into an asset is an implicit endorsement of the quality of the investment, and will consider a manager’s or originator’s track record of investing when evaluating a lending or co-investment opportunity. Further, managers with significant investments at risk generally have the ability and a strong incentive to contribute additional capital in difficult economic times should operational issues arise, which could provide additional protections for our investments.

Broad Exposure. The Adviser seeks to invest broadly among asset classes, industries and issuers, thereby potentially reducing the risk of a downturn in any one asset class, sub-strategy, company or industry having a disproportionate impact on the value of the Fund’s portfolio.

High-Quality Underlying Collateral. The Adviser intends to structure investments that are backed by assets with what we believe have attractive features and which are distinguished by what the Adviser believes to be its differentiated sourcing and diligence advantages. These may include, but are not limited to, consumer or corporate loans supported by physical assets or infrastructure, real estate in attractive locations benefitting from secular growth, and diversified portfolios or funds requiring specialized financing that is less available from conventional lenders.
Investment Process Overview

Our investment activities are managed by our Adviser. The Adviser is responsible for identifying, sourcing and originating prospective investments, conducting research and due diligence investigations on potential investments, analyzing investment opportunities, negotiating and structuring our investments and monitoring our investments and portfolio companies on an ongoing basis. Our transaction process can be summarized across three stages highlighted below. The Fund benefits from access to BXCI’s origination and pipeline breadth across each underlying sub-strategy. At the individual asset level, investment opportunities require approval of the Global Investment Committee or respective sub-strategy-specific investment committees, prior to being considered for the Fund’s portfolio. Inclusion within the Fund’s portfolio will then be governed by factors including target allocation weights, risk / return profile and diversification benefits, among other portfolio objectives.

1.	Sourcing and Origination

2.	Evaluation and Due Diligence

3.	Portfolio Monitoring

Sourcing and Origination

Blackstone manages approximately $520 billion of directly originated private and liquid credit assets, including real estate debt, across more than 5,100 issuers which we believe offers us deep insight across all sectors and industries in our market. The team of approximately 524 credit investment professionals, including real estate debt, is responsible for establishing regular dialogue with, and coverage of, the financial advisory, corporate issuer, financial sponsor, banking, legal and restructuring communities. The team also has regular contact with Wall Street firms, business brokers, industry executives and others who help identify investment opportunities. Blackstone Credit & Insurance seeks to be a value-added partner to its counterparties in connection with their capital needs, and believes that these relationships have driven, and will continue to drive, substantial proprietary deal flow and insight into investment opportunities.

In directly originated private credit, the global presence of Blackstone Credit & Insurance and our long history providing direct corporate financings allows us to generate a substantial pipeline of directly originated transactions with what we believe to be attractive investment characteristics. Blackstone Credit & Insurance’s team has 575 sponsor and advisor relationships with a primary focus on what we believe are the largest, highest quality, and most-well capitalized sponsors and advisors, leading to substantial repeat business and making Blackstone Credit & Insurance a partner of choice to these sponsors. In addition to the depth and breadth of Blackstone Credit & Insurance’s relationships, sponsor and advisor partners also seek to transact with Blackstone Credit & Insurance due to its value-add through the Value Creation Program. We believe that by helping companies with operational support and seeking to enhance revenues and cost savings, the Value Creation Program further contributes to our origination efforts by positively impacting sponsor’s portfolio companies leaving them positively inclined to work with us in the future. With respect to club deals and certain asset backed deals, Blackstone Credit & Insurance has built a network of relationships with commercial and investment banks, finance companies and other investment funds as a result of the long track record of its investment professionals in the leveraged finance marketplace. BXCI has also built a network of relationships with commercial and investment banks, finance companies and other investment funds. In these sourcing channels BXCI also leverages the scale and breadth of Blackstone more broadly tapping into our firmwide relationship management efforts. As one of the largest and recurring alternative investors, we believe financial intermediaries know they can rely on us through cycle as a potential source for their customers financing needs. These more conventional intermediary relationships have also been at the core of our sourcing for our direct lending and asset based and infrastructure businesses as well as our liquid credit business.

In liquid credit, Blackstone Credit & Insurance has a significant trading presence and actively monitors thousands of companies. In our view, our capital markets advantage primarily results from the depth and focus of our capital markets and trading team and our ability to secure new issue allocations. Senior members of our capital markets and trading team have more than 16 years of leveraged finance experience on average and longstanding relationships with sell-side banks, which can provide Blackstone with the opportunity to see transactions coming to the syndicated market ahead of other investors. Given our scale and ability to commit to large orders, we believe that we often receive early looks and, at times, there can be an opportunity to enhance returns through committing to opportunities in the new issue market. We believe our ability to secure large allocations on attractive deals that pass our rigorous credit screening process gives us an advantage over our competitors. All of our liquid and structured credit strategies, including high yield, leveraged loans, and CLO securities, can benefit from our significant presence in the leveraged finance market.
Blackstone Credit & Insurance also aims to leverage the broader Blackstone network to generate additional deal flow. Blackstone’s Private Equity platform has been built over the past 35 years and invests globally across industries in both established and growth-oriented structures. Blackstone’s Real Estate group is among the largest owners of commercial real estate in the world. Blackstone’s General Partnership Stakes group, seeks to serve as a strategic partner to talented managers at all stages of their life cycles and help them build enduring franchises. Through such other business units of Blackstone, Blackstone Credit & Insurance aims to increase its connectivity with the broader financial community and deepen sponsor relationships. We believe that Blackstone Credit & Insurance’s strong reputation and longstanding relationships with its broad network helps drive substantial proprietary deal flow and provides a significant pipeline of investment opportunities for us.

Evaluation and Due Diligence

The hallmark of Blackstone Credit & Insurance’s approach to investing will continue to be defined by a rigorous due diligence process focused on mitigation of risk and capital preservation. This process includes a thorough review of the industry, competitive landscape, strength of management, origination or operating team, returns on capital, and consultation with outside advisors and industry experts, and benefits from Blackstone’s global platform, offering broad access and insight. The initial assessment is then followed by extensive credit analysis, including asset valuation work; financial modeling and scenario analysis; cash flow and liquidity analyses; and legal, tax and accounting review. Blackstone Credit & Insurance’s diligence process will also include a detailed review of key qualitative factors, including the strength of management, quality / strategic value of underlying assets, and potential operational risks.

The Global Investment Committee utilizes a consensus-driven approach and includes long-tenured professionals that have been with Blackstone on average of approximately 16 years and have approximately 23 years of industry experience: Gilles Dellaert, Michael Zawadzki, Brad Marshall, Robert Horn, William Skinner, Robert Petrini, Michael Carruthers, Daniel Oneglia, Louis Salvatore, David Watters, Dan Leiter, Phil Sherrill and Tyler Dickson. For transactions above certain size parameters, others who participate in the Global Investment Committee process include members of Blackstone senior leadership, Jonathan Gray, Michael Chae, Vikrant Sawhney, and Kenneth Caplan, as well as others on the investment team responsible for conducting due diligence, and other senior members of Blackstone Credit & Insurance and broader. The Global Investment Committee may delegate certain investment decisions authority to others, including asset class specific investment committees or to individuals (e.g., the CIO or a Portfolio Manager). The Global Investment Committee may elect to do this for investments with a lower risk profile such as those below a specified expected funding amount.

The Investment Committee review process is multi-step and iterative and occurs in parallel with the diligence and structuring of investments. The initial investment screening process involves an Investment Committee “Heads-Up” review presentation by the senior managing director leading a given transaction and members of the investment team. The Heads-Up review involves the production of a short memorandum with a focus on the following diligence items: an early diligence review of the underlying business fundamentals; expected return potential; expected investment size; assessment of key risks; and an appropriate initial diligence plan. At this point in the decision-making process, the Investment Committee will decide whether or not the investment team should proceed with deeper diligence on the investment opportunity.

Once in-depth diligence has commenced, the investment team compiles its findings, credit risks and mitigants, and preliminary transaction recommendation into a memorandum that is presented to a select group of senior managing directors in a weekly forum referred to as “Office Hours.” Office Hours provides a subset of the Investment Committee the opportunity to review the investment team’s detailed diligence findings in advance of presenting to the full Investment Committee, and to pose questions and recommendations to the investment team regarding its credit evaluation.
The ultimate results and findings of the investment analysis, including any follow up diligence items identified at Office Hours, are compiled in comprehensive investment memoranda that are used as the basis to support the investment thesis and are utilized by the Investment Committee (or delegate, if applicable) for final investment review and approval.

Portfolio Monitoring

Active management of our investments is performed by the team responsible for making the initial investment as well as by members of the Office of the CIO which consists of 127 professionals. Blackstone Credit & Insurance believes that actively managing an investment allows it to identify problems early and work with companies to develop constructive solutions when necessary. Blackstone Credit & Insurance will monitor our portfolio with a focus toward anticipating negative credit events. In seeking to maintain portfolio company performance and help to ensure a successful exit, Blackstone Credit & Insurance will work closely with, as applicable, the lead equity sponsor, loan syndicator, portfolio company management, consultants, advisors and other security holders to discuss financial position, compliance with covenants, financial requirements and execution of the borrower’s business plan. In addition, depending on the size, nature and performance of the transaction, we may occupy a seat or serve as an observer on a portfolio company’s board of directors or similar governing body.

Typically, Blackstone Credit & Insurance will receive financial reports detailing operating performance, sales volumes, margins, cash flows, financial position and other key operating metrics on a monthly or quarterly basis from portfolio companies. Blackstone Credit & Insurance will use this data, combined with due diligence gained through contact with the company’s customers, suppliers, competitors, market research and other methods, to conduct an ongoing rigorous assessment of the company’s operating performance and prospects.

While the initial investment team remains primarily responsible for the collection, analysis, and dissemination of financial information received from underlying investment companies, portfolio managers and members of the Office of the CIO also review portfolio reporting on a daily, weekly, and monthly basis to identify early signs of outperformance or underperformance. Blackstone Credit & Insurance maintains several formal forums to review and monitor the portfolio. Quarterly portfolio reviews are conducted to identify broad trends across the portfolio and assess recent performance. Blackstone Credit & Insurance conducts industry-specific reviews across both our private and liquids businesses to provide in-depth insights into particular sectors, bringing together comprehensive insights across our platform. In addition, weekly portfolio review committees and monthly Watch List Committee meetings are used for in-depth reviews of credits, as further described below.

In instances of weaker than expected performance, members of the Office of the CIO, including 17 professionals dedicated to portfolio and asset management, may work closely with deal teams to review and diligence the source of underperformance, re-underwrite the business, and develop a comprehensive strategy for go-forward management of the position. Blackstone Credit & Insurance’s Asset Management Group, housed within the Office of the CIO, comprises a team of functionally-oriented professionals focused on three verticals: Financial Solutions, Operational Asset Management, and Legal / Restructuring. Financial Solutions provides detailed financial analysis, re-underwriting capabilities, and support for underlying investment companies such as cash flow estimates or other financial management tools, as needed. Operational Asset Management assesses portfolio company processes, management, and operational capabilities to support and drive operational improvements. Operational Asset Management also is responsible for our Value Creation Program, which leverages the scale of the broader Blackstone platform in order to improve operations and profitability at Blackstone Credit & Insurance portfolio companies. Legal and restructuring professionals focus on restructuring and liability management, and serve as a single point of contact for all activity in this domain to optimize outcomes across the BXCI platform. The team leverages relationships in the legal and financial restructuring advisor community to keep the Firm informed of developments that may impact restructuring processes and transaction structures. The team has both legal and operational experience and provides another way to reassure we are prepared for various situations when monitoring our portfolio.
Allocation of Investment Opportunities and Potential Conflicts of Interest

General

Blackstone Credit & Insurance, including the Adviser, provides investment management services to Other Blackstone Credit & Insurance Clients. In addition, Blackstone provides investment management Other Clients.

Blackstone Credit & Insurance will share investment and sale opportunities with its other clients and the Fund in accordance with the Advisers Act and firm-wide allocation policies, which generally provide for sharing pro rata based on targeted acquisition size or targeted sale size. Subject to the Advisers Act, and as further set forth in this prospectus, certain other clients may receive certain priority or other allocation rights with respect to certain investments, subject to various conditions set forth in such other clients’ respective governing agreements.

In addition, as a closed-end fund regulated under the 1940 Act, the Fund (and any other registered funds or BDCs established by BXCI or Blackstone in which we invest) is subject to certain limitations relating to co-investments and joint transactions with affiliates, which in certain circumstances will limit the Fund’s ability (and the ability of any other registered funds or BDCs established by BXCI or Blackstone in which we invest) to make investments or enter into other transactions alongside other clients.

Co-Investment Relief

We have in the past co-invested, and in the future will co-invest, with certain affiliates of Blackstone and the Adviser. We have received an exemptive order from the SEC that permits us and other Regulated Funds to, among other things, co-invest with certain other persons, including other Regulated Funds, certain affiliates of Blackstone, Blackstone and certain funds managed and controlled by Blackstone and its affiliates, subject to certain terms and conditions. Pursuant to such order, the Board of Trustees has approved co-investment policies and procedures describing how we will comply with the co-investment exemptive relief. Further, the Adviser has adopted co-investment policies and procedures describing the allocation of co-investment opportunities in which we will have the opportunity to participate with one or more Blackstone, Blackstone Credit & Insurance BDCs, other Regulated Funds and other public or private Blackstone and Blackstone Credit & Insurance funds that target similar assets. If Blackstone Credit & Insurance considers an investment that is consistent with our Core Mandate, Blackstone Credit & Insurance must present us with the opportunity to participate in the investment. We may determine to participate or not to participate, depending on whether Blackstone or Blackstone Credit & Insurance determine that the investment is appropriate for us (e.g., based on investment strategy). If we do participate, the co-investment is generally allocated to us, any other Blackstone Credit & Insurance BDCs and other Regulated Funds (including BCRED) and the other Blackstone and Blackstone Credit & Insurance funds participating in the investment that target similar assets pro rata based on available capital in the applicable asset class. If the Adviser determines that such investment is not appropriate for us, or that we should not participate, the investment will not be allocated to us.

Competition

We compete for investments with other investment funds (including private credit funds, mezzanine funds, performing and other credit funds, and funds that invest in CLOs, structured notes, derivatives and other types of collateralized securities and structured products), as well as traditional financial services companies such as commercial banks and other sources of funding. These other investment funds might be reasonable investment alternatives to us and may be less costly or complex with fewer and/or different risks than we have. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested, including making investments in private U.S. companies. As a result of these new entrants, competition for investment opportunities in private U.S. companies may intensify. We may lose investment opportunities if we do not match our competitors’ pricing, terms or structure. If we are forced to match our competitors’ pricing, terms or structure, we may not be able to achieve acceptable returns on our investments or may bear substantial risk of capital loss. A significant part of our competitive advantage stems from the fact that the market for investments in private U.S. companies is underserved by traditional commercial banks and other financial sources. A significant increase in the number and/or the size of our competitors in this target market could force us to accept less attractive investment terms. Furthermore, many of our competitors have greater experience operating under, or are not subject to the regulatory restrictions that the 1940 Act imposes on us as a closed-end fund.
Non-Exchange Traded, Perpetual-Life Closed-End Fund

The Fund is non-exchange traded, meaning its Common Shares are not listed for trading on a stock exchange or other securities market and a perpetual-life closed-end fund, meaning it is an investment vehicle of indefinite duration, whose Common Shares are offered on a continuous basis at a price generally equal to the closed-end fund’s daily NAV per share. As a fundamental policy, which cannot be changed without shareholder approval, the Fund operates as an “interval fund.” In our perpetual-life structure, we will make quarterly repurchase offers, but only a limited number of Common Shares will be eligible for repurchase. We believe that our perpetual nature enables us to execute a patient and opportunistic strategy and be able to invest across different market environments. This may reduce the risk of the Fund being a forced seller of assets in market downturns compared to non-perpetual funds. While we may consider a liquidity event at any time in the future, we currently do not intend to undertake a liquidity event, and we are not obligated by our Declaration of Trust or otherwise to effect a liquidity event at any time.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in our Common Shares involves a number of significant risks. The following information is a discussion of the material risk factors associated with an investment in our Common Shares specifically, as well as those factors generally associated with an investment in a company with investment objectives, investment policies or capital structure similar to ours. In addition to the other information contained in this prospectus, you should consider carefully the following information before making an investment in our Common Shares. The risks set forth below are not the only risks we face. Such additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur our business, financial condition and results of operations could be materially and adversely affected. In such cases, the NAV of our Common Shares could decline, and you may lose all or part of your investment.
Risks Related to the Fund’s Business and Structure
Limited Operating History. The Fund is a non-diversified, closed-end management investment company with a limited operating history. As a result, prospective investors have a limited track record and history on which to base their investment decision. We are subject to the business risks and uncertainties associated with recently formed businesses, including the risk that we will not achieve our investment objectives and the value of a shareholder’s investment could decline substantially or become worthless. While we believe that the past professional experiences of the Adviser’s investment team, including investment and financial experience of the Adviser’s senior management, will increase the likelihood that the Adviser will be able to manage the Fund successfully, there can be no assurance that this will be the case.
Ability of Adviser to Achieve Investment Objectives. Since we have no employees, we depend on the investment expertise, skill and network of business contacts of the broader networks of the Adviser and its affiliates, as well as the persons and firms our Adviser may retain to provide services on our behalf. The Adviser evaluates, negotiates, structures, executes, monitors and services our investments. Our future success depends to a significant extent on the continued service and coordination of Blackstone Credit & Insurance and its senior management team. The departure of any members of Blackstone Credit & Insurance’s senior management team could have a material adverse effect on our ability to achieve our investment objectives.
Our ability to achieve our investment objectives depends on the Adviser’s ability to identify and analyze, and to invest in, finance and monitor investments that meet our investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to us, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve our investment objectives, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process.
There is increasing competition among financial sponsors, investment banks and other investors for hiring and retaining qualified investment professionals, and there can be no assurance that the Adviser will be able to find qualified investment professionals in a timely manner or at all. Failure to support our investment process could have a material adverse effect on our business, financial condition and results of operations.
The Investment Advisory Agreement was approved pursuant to Section 15 of the 1940 Act. In addition, the Investment Advisory Agreement has termination provisions that allow the parties to terminate the agreement. The Investment Advisory Agreement may be terminated at any time, without penalty, by us upon 60 days’ written notice or by the Adviser upon 120 days’ written notice. If the Investment Advisory Agreement is terminated, it may adversely affect the quality of our investment opportunities. In addition, in the event the Investment Advisory Agreement is terminated, it may be difficult for us to replace the Adviser. If the Investment Advisory Agreement is terminated and no suitable replacement is found to manage us, we may not be able to achieve our investment objectives. Furthermore, we may incur certain costs in connection with a termination of the Investment Advisory Agreement.
Ability of Adviser to Maintain Relationships. The Adviser depends on its broader organization’s relationships with private equity sponsors, investment banks, and commercial banks and others, and we rely to a significant extent upon these relationships to provide us with potential investment opportunities. If the Adviser or its broader organization fail to maintain their existing relationships or develop new relationships with other sponsors or sources of investment opportunities, we may not be able to grow our investment portfolio. In addition, individuals with whom the Adviser or its broader organizations have relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.
Competition Risk. We compete for investments with other investment funds and a variety of other investors (including private credit funds, mezzanine funds, performing and other credit funds, and funds that invest in CLOs, structured notes, derivatives and other types of collateralized securities and structured products and specialty finance companies and real estate investment trusts), as well as traditional financial services companies such as commercial banks and other sources of funding (including other investment vehicles managed by affiliates of Blackstone). These other investment funds and other investors might be reasonable investment alternatives to us and may be less costly or complex with fewer and/or different risks than we have. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested, including making investments in private U.S. companies. Some of our competitors may have a lower cost of funds and access to funding sources that are not available to us, such as the U.S. government. As a result of these new competitors entering the financing markets in which we operate, competition for investment opportunities in U.S. private companies may intensify. We may lose investment opportunities if we do not match our competitors’ pricing, terms or structure. If we are forced to match our competitors’ pricing, terms or structure, we may not be able to achieve acceptable returns on our investments or may bear substantial risk of capital loss. With respect to corporate direct lending, a significant part of our competitive advantage stems from the fact that the market for investments in U.S. private companies is underserved by traditional commercial banks and other financial sources. A significant increase in the number and/or the size of our competitors in this target market could force us to accept less attractive investment terms. Furthermore, many of our competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on us as an investment company.
Deployment of Capital. In light of the nature of our continuous offering as well as ongoing and periodic private offerings in relation to our investment strategy and the need to be able to deploy potentially large amounts of capital quickly to capitalize on potential investment opportunities, if we have difficulty identifying suitable investments on attractive terms, there could be a delay between the time we receive net proceeds from the sale of our Common Shares in any public or private offering and the time we invest the net proceeds. Our proportion of privately-negotiated investments may be lower than expected. We may also from time to time hold cash pending deployment into investments or have less than our targeted leverage, which cash or shortfall in target leverage may at times be significant, particularly at times when we are receiving high amounts of offering proceeds and/or times when there are few attractive investment opportunities. Such cash may be held in an account for the benefit of our shareholders that may be invested in money market accounts or other similar temporary investments, each of which is subject to management fees.
In the event we are unable to find suitable investments, such cash may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for your investment to realize its full potential return and could adversely affect our ability to pay regular distributions of net investment income to you. It is not anticipated that the temporary investment of such cash into money market accounts or other similar temporary investments pending deployment into investments will generate significant interest, and investors should understand that such low interest payments on the temporarily invested cash may adversely affect overall returns. In the event we fail to timely invest the net proceeds of sales of our Common Shares or do not deploy sufficient capital to meet our targeted leverage, our results of operations and financial condition may be adversely affected.
Market Disruption and Geopolitical Risk. The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. Uncertainties and events around the world may (i) result in market volatility, (ii) have long-term effects on the U.S. and worldwide financial markets and (iii) cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets.
Market Conditions; Discounts to Par Value. The Fund’s investment strategy with respect to certain investments may be based upon the premise that loans, debt instruments or participation interests related thereto that are otherwise performing may from time to time be available for purchase by the Fund at “discounted” rates or at “undervalued” prices. Purchasing debt instruments and other interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that loans or participation interests can be acquired at favorable prices, that such loans or participation interests will not default or that the market for such interests will continue to improve. In addition, there can be no assurance that the market conditions for investing in debt instruments may not deteriorate further, which could have an adverse effect on the performance of the Fund’s investments. While the Fund performs due diligence in connection with each of its investments, there may be an increased risk that the documentation relating to an investment in loans may contain a material misstatement, omission or misrepresentation, which may be relied upon by the Adviser and adversely affect the performance of such investment.
Lack of Transparency in Certain Markets. Companies in certain markets are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. In particular, the assets and profits appearing on the financial statements of a company in certain markets may not reflect its financial position or results of operations in the way they would have been reflected had such financial statements been prepared in accordance with U.S. GAAP. In addition, for a company that keeps accounting records in currency other than euros, inflation accounting rules in certain markets outside the U.S. require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of a currency of constant purchasing power. As a result, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of real estate, companies and securities markets. Accordingly, the Fund’s ability to conduct due diligence in connection with an investment and to monitor the investment may be adversely affected by these factors. In addition, investing in certain non-U.S. markets poses risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments may be denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; (iii) potential price volatility in and relative illiquidity of some foreign securities markets; (iv) less government supervision and regulation; (v) governmental decisions to discontinue support of economic reform programs generally and impose centrally planned economies; (vi) less extensive regulation of the securities markets; (vii) certain economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (viii) the possible imposition of foreign taxes on income and gains recognized with respect to securities; (ix) less developed corporate laws regarding fiduciary duties and the protection of investors; (x) longer settlement periods for securities transactions, (xi) less reliable judicial systems to enforce contracts and applicable law; (xii) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (xiii) political hostility to investments by foreign or private equity investors; and (xiv) less publicly available information.
In addition, in light of the continued and ongoing uncertainty in European debt markets as a result of the sovereign debt crises of some of the members of the European Union (the “E.U.”) and unique political risks associated therewith, investments may be subject to heightened risks or risks not associated with the foregoing. In addition, issuers located in certain European jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such non-U.S. laws and regulations do not provide the client and/or the Adviser with equivalent rights and privileges necessary to promote and protect the Fund’s interest in any such proceeding, the Fund’s investments may be adversely affected. While the Adviser intends, where deemed appropriate, to manage the Fund in a manner that will minimize exposure to the foregoing risks (although the Adviser does not in the ordinary course expect to hedge currency risks), there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.
Price Declines in the Medium- and Large-Sized U.S. Corporate Debt Market. Conditions in the medium-and-large sized U.S. corporate debt market may deteriorate, as seen during the recent financial crisis, which may cause pricing levels to similarly decline or be volatile. During the 2008-2009 financial crisis, many institutions were forced to raise cash by selling their interests in performing assets in order to satisfy margin requirements or the equivalent of margin requirements imposed by their lenders and/or, in the case of hedge funds and other investment vehicles, to satisfy widespread redemption requests. This resulted in a forced deleveraging cycle of price declines, compulsory sales, and further price declines, with falling underlying credit values, and other constraints resulting from the credit crisis generating further selling pressure. If similar events occurred in the medium- and large-sized U.S. corporate debt market, our NAV could decline through an increase in unrealized depreciation and incurrence of realized losses in connection with the sale of our investments, which could have a material adverse impact on our business, financial condition and results of operations.
Spread Widening Risks. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. In particular, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict, or to hedge against, such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the assets underlying debt instruments in which the Fund invests and therefore further deteriorations in value with respect thereto may occur following the Fund’s investment therein.
Uncertainty as to the Value of the Fund’s Investments. Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined pursuant to policies adopted by, and subject to the oversight of, our Board of Trustees. There is not a public market for the securities of the privately-held companies and certain other private assets in which we invest. Many of our investments are not publicly-traded or actively traded on a secondary market. As a result, we value these securities daily at fair value as determined in good faith as required by the 1940 Act, but generally based on the most recent monthly (or, in certain cases, quarterly) mark. Between monthly (or, in certain cases, quarterly) valuations the Fund will consider daily whether there has been a material change to such investments as to affect their fair value, but such analysis may be more limited than the monthly process.
As part of the valuation process, we will generally take into account relevant factors in determining the fair value of the Fund’s investments, without market quotations, many of which are loans, including and in combination, as relevant: (i) the estimated enterprise value of a portfolio company; (ii) the nature and realizable value of any collateral; (iii) the portfolio company’s ability to make payments based on its earnings and cash flow; (iv) the markets in which the portfolio company does business; (v) a comparison of the portfolio company’s securities to any similar publicly traded securities; and (vi) overall changes in the interest rate environment and the credit markets that may affect the price at which similar investments may be made in the future. Our determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. We typically utilize independent third-party valuation firms to assist us in determining the fair value of investments for which market quotations are not readily available or deemed to be unreliable. Due to this uncertainty, our fair value determinations may cause our NAV on a given date to materially differ from the value that we may ultimately realize upon the sale of one or more of our investments. If we were required to liquidate a portfolio investment in a forced or liquidation sale, we may realize amounts that are different from what was previously the value, and such differences could be material.
Repurchase Offers Risk. The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, with the size of the repurchase offer subject to approval of the Board. In all cases, such repurchase offers will be for at least 5% and not more than 25% of its outstanding Common Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Common Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases may be funded from available cash, borrowings, subscription proceeds or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in increased portfolio turnover and untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other cash equivalents held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, including liquid investments. If, as expected, the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market, foreign currency and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund may be a taxable event to shareholders.
Distributions Risk. The Fund intends to declare daily distributions, which it expects to pay monthly. Any distributions the Fund makes will be at the discretion of the Board of Trustees, considering factors such as the Fund’s earnings, cash flow, capital and liquidity needs and general financial condition and the requirements of Delaware law. As a result, the Fund’s distribution rates and payment frequency may vary from time to time. The Fund may not achieve investment results that will allow it to make a specified or stable level of cash distributions and its distributions may decrease over time. In addition, the Fund may be limited in its ability to make distributions.
Returns of Capital Risk. We may fund our cash distributions to shareholders from any sources of funds available to us, including offering proceeds, borrowings, net investment income, cash flow from operations, capital gains proceeds from the sale of assets, non-capital gains proceeds from the sale of assets, dividends or other distributions paid to us on account of preferred and common equity investments in portfolio companies and fee and expense reimbursement waivers from the Adviser or the Administrator, if any. Our ability to pay distributions, if any, might be adversely affected by, among other things, the impact of one or more of the risk factors described in this prospectus. All distributions are and will be paid at the discretion of our Board of Trustees and will depend on our earnings, our financial condition, maintenance of our RIC status and such other factors as our Board of Trustees may deem relevant from time to time. We cannot assure shareholders that we will continue to pay distributions to our shareholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from borrowings or sources other than net investment income in anticipation of future cash flow, which may constitute a return of shareholders’ capital. A return of capital is not paid from tax earnings or profits and will have the effect of reducing the tax basis of a shareholder’s Common Shares, such that when a shareholder sells its Common Shares the sale may be subject to tax, even if the Common Shares are sold for less than the original purchase price.
Unrealized Losses. Decreases in the market value or fair value of our investments relative to amortized cost will be recorded as unrealized depreciation. Any unrealized losses in our portfolio could be an indication of a portfolio company’s inability to meet its repayment obligations to us with respect to the affected loans. This could result in realized losses in the future and ultimately in reductions of our income available for distribution in future periods. In addition, decreases in the market value or fair value of our investments will reduce our NAV.
Funding Risk. Any distributions made from sources other than net investment income or relying on fee or expense reimbursement waivers, if any, from the Adviser or the Administrator are not based on our investment performance, and can only be sustained if we achieve positive investment performance in future periods and/or the Adviser or the Administrator continues to make such expense reimbursements, if any. The extent to which we pay distributions from sources other than net investment income will depend on various factors, including the level of participation in our distribution reinvestment plan, how quickly we invest the proceeds from this and any future offering and the performance of our investments. Shareholders should also understand that our future repayments to the Adviser will reduce the distributions that they would otherwise receive. There can be no assurance that we will achieve such performance in order to sustain these distributions, or be able to pay distributions at all. The Adviser and the Administrator have no obligation to waive fees or receipt of expense reimbursements, if any.
Force Majeure Risk. The Fund may be affected by force majeure events (e.g., acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, nationalization of industry and labor strikes). Force majeure events could adversely affect the ability of the Fund or a counterparty to perform its obligations. The liability and cost arising out of a failure to perform obligations as a result of a force majeure event could be considerable and could be borne by the Fund. Certain force majeure events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the global or local economy, thereby affecting the Fund. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control, could result in a loss to the Fund if an investment is affected, and any compensation provided by the relevant government may not be adequate. Uncertainties and events around the world may (i) result in market volatility, (ii) have long-term effects on the U.S. and worldwide financial markets and (iii) cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets
Terrorist Attacks, Acts of War, or Natural Disasters Risk. Terrorist attacks, acts of war or natural disasters may disrupt the Fund’s operations, as well as the operations of the businesses in which we invest. Such acts, including the ongoing conflicts in Ukraine and Iran and escalating conflicts in other parts of the Middle East, have created, and continue to create, economic and political uncertainties and have contributed to recent global economic instability. Future terrorist activities, military or security operations, or natural disasters could further weaken the domestic/global economies and create additional uncertainties, which may negatively impact the businesses in which the Fund invests directly or indirectly and, in turn, could have a material adverse impact on our business, operating results and financial condition. Losses from terrorist attacks and natural disasters are generally uninsurable.
Cyber-Security Risk and Identity Theft Risks. The Fund’s operations are highly dependent on technology platforms and we rely heavily on Blackstone’s and its affiliates’ analytical, financial, accounting, communications and other data processing systems. Blackstone’s and its affiliates’ systems face ongoing cybersecurity threats and attacks, which could result in the loss of confidentiality, integrity or availability of such systems and the data held by such systems. Attacks on Blackstone’s and/or its affiliates’ systems could involve, and in some instances have in the past involved, attempts intended to obtain unauthorized access to our proprietary information, destroy data or disable, degrade or sabotage our systems, or divert or otherwise steal funds, including through the introduction of computer viruses, “phishing” attempts and other forms of social engineering (including social engineering facilitated by the use of AI Technologies (as defined below)). Attacks on Blackstone’s and/or its affiliates’ systems could also involve ransomware or other forms of cyber extortion. Cyberattacks and other data security threats could originate from a wide variety of external sources, including cyber criminals, nation state hackers, hacktivists and other outside parties. Cyberattacks and other security threats could also originate from the malicious or accidental acts of insiders, such as employees, consultants, independent contractors or other service providers.
There has been an increase in the frequency and sophistication of the cyber and data security threats, with attacks ranging from those common to businesses generally to those that are more advanced and persistent, which may target Blackstone and/or its affiliates because they hold a significant amount of confidential and sensitive information about investors, portfolio companies and potential investments. In addition, the risk of cyber and data security threats to Blackstone and its affiliates is exacerbated with the advancement of artificial intelligence, which malicious third parties are using to create new, sophisticated and more frequent attacks. As a result, Blackstone and its affiliates may face a heightened risk of a security breach or disruption with respect to this information. Measures taken by Blackstone and/or its affiliates to ensure the integrity of their systems may not provide adequate protection, especially because cyberattack techniques are continually evolving, may persist undetected over extended periods of time, and may not be mitigated in a timely manner to prevent or minimize the impact of an attack on Blackstone and/or its affiliates, our investors, our portfolio companies or potential investments. If Blackstone’s and/or its affiliates’ systems or those of third party service providers are compromised either as a result of malicious activity or through inadvertent transmittal or other loss of data, do not operate properly or are disabled, or we fail to provide the appropriate regulatory or other notifications in a timely manner, we could suffer financial loss, increased costs, a disruption of our businesses, liability to our counterparties, portfolio companies or fund investors, regulatory intervention or reputational damage. The costs related to cyber or other data security threats or disruptions may not be fully insured or indemnified by other means.
We are reliant on third party service providers for certain aspects of our business, including for our administration, as well as for certain technology platforms, including cloud-based services. These third-party service providers could also face ongoing cybersecurity threats and compromises of their systems and as a result, unauthorized individuals could gain, and in some past instances have gained, access to certain confidential data through third-party service providers. In addition, we could also suffer losses in connection with updates to, or the failure to timely update, the third-party technology platforms on which we rely.
Cybersecurity, privacy and data protection have become top priorities for regulators in the United States and around the world. Many jurisdictions in which we, Blackstone and/or its affiliates operate have laws and regulations relating to privacy, data protection and cybersecurity, including the Gramm-Leach-Bliley Act (including recent amendments to Regulation S-P), the General Data Protection Regulation, the U.K. Data Protection Act, and the California Privacy Rights Act. Some jurisdictions have also enacted or proposed laws requiring companies to notify individuals and/or government agencies of data security breaches involving certain types of personal data or involving certain thresholds of potential harm to impacted individuals. In light of the focus of federal regulators on cybersecurity, SEC enforcement and examination activities have increased in recent years and may increase further. Although Blackstone and/or its affiliates maintain cybersecurity controls designed to prevent cyber incidents from occurring, no security is impenetrable to cyberattacks. It is possible that current and future cyber enforcement activity will target practices that Blackstone and/or its affiliates believe are compliant, but the regulators deem otherwise.
Breaches in our, Blackstone’s and/or its affiliates’ security or in the security of third party service providers, whether malicious in nature or through inadvertent transmittal or other loss of data, could potentially jeopardize our, Blackstone’s and/or its affiliates’, including the Adviser’s, employees or our shareholders’ or counterparties’ confidential, proprietary and other information processed and stored in, and transmitted through, computer systems and networks or those of our, Blackstone’s and/or its affiliates’ third-party service providers, or otherwise cause interruptions or malfunctions in our, Blackstone’s and/or its affiliates’, including the Adviser’s, employees’, our shareholders’, our counterparties’ or third parties’ business and operations, which could result in significant financial losses, increased costs, liability to our shareholders and other counterparties, regulatory intervention and reputational damage. Furthermore, if we, Blackstone and/or its affiliates fail to comply with the relevant laws and regulations or fail to provide the appropriate regulatory or other notifications of breach in a timely manner, it could result in regulatory investigations and penalties, which could lead to negative publicity and reputational harm and may cause our shareholders to lose confidence in the effectiveness of our security measures and Blackstone more generally.
Our portfolio companies also rely on data processing systems and the secure processing, storage and transmission of information, including payment and health information, which in some instances are provided by third parties. A disruption or compromise of these systems could have a material adverse effect on the value of these businesses. We may invest in strategic assets having a national or regional profile or in digital or other infrastructure, the nature of which could expose them to a greater risk of being subject to a terrorist attack or a security breach than other assets or businesses. Such an event may have material adverse consequences on our investment or assets of the same type or may require portfolio companies to increase preventative security measures or expand insurance coverage.
Finally, Blackstone’s and/or its affiliates’ and our portfolio companies’ technology platforms, data and intellectual property are also subject to a heightened risk of theft or compromise as a result of operations outside the United States, in particular in those jurisdictions that do not have comparable levels of protection of proprietary information and assets such as intellectual property, trademarks, trade secrets, know-how and customer information and records. In addition, they may be required to compromise protections or forego rights to technology, data and intellectual property in order to operate in or access markets in a foreign jurisdiction. Any such direct or indirect compromise of these assets could have a material adverse impact on us and our portfolio companies.
Rapidly developing and changing global data security and privacy laws and regulations could increase compliance costs and subject Blackstone to enforcement risks and reputational damage. Blackstone’s data security and privacy compliance obligations, include those relating to U.S. laws and regulations, impose significant compliance costs on Blackstone, which could increase significantly as laws and regulations continue to evolve. At the U.S. federal level, the SEC has adopted changes to Regulation S-P, which took effect in 2025. The amendments impose operationally challenging data breach notification requirements and deadlines as well as obligations to implement written policies and procedures to govern oversight of service providers that will likely increase associated compliance costs, some or all of which could be allocated to us. The U.S. Department of Justice issued a rule (the Bulk Data Transfer Rule), effective in 2025, that prohibits or restricts certain transactions involving the transfer of, and access to, bulk sensitive personal data to foreign persons connected with certain designated countries of concern, including China. While Blackstone expects this development will increase compliance burdens and associated costs, this rule may also impact the way Blackstone and its affiliates conduct business, including the ability of employees in countries of concern to access certain information.
Further, any inability, or perceived inability, by Blackstone, the Adviser, us or our portfolio companies to adequately address data protection or privacy concerns, or comply with applicable laws, regulations, policies, industry standards and guidance, contractual obligations, or other legal obligations, even if unfounded, could result in significant legal, regulatory and third-party liability, increased costs, disruption of Blackstone’s, the Adviser’s, our or our portfolio companies’ business and operations, and a loss of investor confidence and other reputational damage. Many regulators have indicated an intention to take more aggressive enforcement actions regarding data security and privacy matters, and private litigation resulting from such matters is increasing and resulting in progressively larger judgments and settlements. Specifically, the SEC’s stated 2026 examination priorities include an intended focus on adviser’s policies and practices as they relate to the prevention of interruptions to mission-critical services and protection of information, records and assets. Furthermore, as new data protection and privacy-related laws and regulations are implemented, the time and resources needed for Blackstone, us and our portfolio companies to comply with such laws and regulations continues to increase and become a significant compliance workstream.
Technological or Other Innovations and Industry Disruptions. Recent trends in the market generally, including technological developments in artificial intelligence, have disrupted the industry with technological or other innovations. In this period of rapid technological and commercial innovation, new businesses and approaches may be created that could affect the Fund and/or its portfolio companies or alter the market practices that help frame its strategy. Any of these new approaches could damage the Fund’s investments, significantly disrupt the market in which it operates and subject it to increased competition, which could materially and adversely affect its business, financial condition and results of investments. Moreover, given the pace of innovation in recent years, the impact on a particular investment may not have been foreseeable at the time we made the investment. Furthermore, we could base investment decisions on views about the direction or degree of innovation that prove inaccurate and lead to losses.
Artificial Intelligence Risks. Technological developments in artificial intelligence, including machine learning technology and generative artificial intelligence (“AI Technology” and, collectively, “AI Technologies”) and their current and potential future applications, as well as the legal and regulatory frameworks within which they operate, are rapidly evolving. The full extent of current or future risks related thereto is not possible to predict and we and our portfolio companies may not be able to anticipate, prevent, mitigate or remediate all of the potential risks, challenges or impacts of such changes. Any of these technological innovations could result in harm to us, Blackstone, the Adviser or our portfolio companies; reduce demand for their products, services, software or technology offerings; significantly disrupt the markets in which they operate; and subject them to increased competition, including industry pricing or other competitive dynamics. These effects could materially and adversely affect their business, financial condition, results of operations and growth prospects, impact their valuations and ultimately have an adverse impact on us. Advancements in computing and AI Technologies, including efficiency improvements, without related increases in the adoption and development of such technologies, could also negatively impact demand for, and the valuation of, digital infrastructure assets of Blackstone, our affiliates and our portfolio companies.
We, Blackstone, the Adviser and our portfolio companies avail ourselves/themselves of the benefits, insights and efficiencies that are available through the use of AI Technologies. While we, Blackstone, the Adviser, our affiliates and our portfolio companies have begun to deploy AI Technologies in a variety of ways, including in the evaluation and management of investments, legal and marketing compliance, customer engagement, content creation and rules-based operations (e.g., legal, accounting, and transaction processing), the long-term effectiveness and scalability of AI Technologies remain uncertain. In addition, the use of AI Technologies presents a number of risks that cannot be fully mitigated. For example, AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible or practicable to incorporate all relevant data into models that AI Technologies utilize to operate. Moreover, with the use of AI Technologies, there often exists a lack of transparency of how inputs are converted to outputs, and neither we, Blackstone, the Adviser nor our portfolio companies can fully validate this process and its accuracy. The accuracy of such inputs and the resulting impact on the results of AI Technologies cannot be verified and could result in a diminished quality of work product that includes or is derived from inaccurate or erroneous information. Further, inherent bias in the construction of AI Technologies can lead to a wide array of risks including but not limited to accuracy, efficacy and reputational harm. Therefore, it is expected that data in such models will contain a degree of inaccuracy and error, and potentially materially so, and that such data as well as algorithms in use could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI Technologies and could adversely impact us, Blackstone, the Adviser or our portfolio companies to the extent we/they rely on the work product of such AI Technologies. The volume and reliance on data and algorithms also make AI Technologies, and in turn us, Blackstone, the Adviser and our portfolio companies, more susceptible to cybersecurity threats, including the compromise of underlying models, training data, or other intellectual property. We, Blackstone, the Adviser and our portfolio companies could be exposed to risks to the extent third‐party service providers, or any counterparties use AI Technologies in their business activities. At the same time, to the extent utilized by Blackstone or the Adviser, any interruption of access to or use of AI Technologies could impede the ability of us, Blackstone, the Adviser or our portfolio companies to generate information and analysis that could be beneficial to us/them and our/their business, financial condition and results of operations. AI Technologies will likely also be competitive with certain business activities or increase the obsolescence of certain organizations’ products or services, particularly as AI Technologies improve. This could also have an adverse impact on us, Blackstone, the Adviser or our portfolio companies.
AI Technologies can also be misused or misappropriated by third parties and/or employees of Blackstone, the Adviser or our portfolio companies. For example, there is a risk that a user will input confidential information, including material non-public information, or personal identifiable information, into AI Technologies applications, resulting in such information becoming part of a dataset that is accessible by other third-party AI Technologies applications and users including competitors of us, Blackstone, the Adviser or our portfolio companies. Moreover, we, Blackstone, the Adviser and our portfolio companies will not necessarily be in a position to control the manner in which third-party AI Technologies are developed or maintained or the manner in which third parties use AI Technologies to provide services, even where they have sought contractual protections. The use of AI Technologies, including potential inadvertent disclosure of confidential information or personal identifiable information, could also lead to legal and regulatory investigations and enforcement actions. Relatedly, we, Blackstone, the Adviser and our portfolio companies could be exposed to risks to the extent third-party service providers or any counterparties use AI Technologies in their business activities.
Blackstone expects to be involved in the collection of data and/or development of proprietary AI Technologies for Blackstone, the Adviser, the Fund, Other Clients and/or their portfolio companies. To this end, we can be expected to pay and bear certain expenses and fees associated with developing and maintaining such technology, including the costs of any professional service providers, subscriptions and related software and hardware, server infrastructure and hosting, and internal Blackstone expenses, fees, charges and/or related costs incurred, charged or specifically attributed or allocated (based on methodologies determined by Blackstone) to us, Blackstone, the Adviser or our portfolio companies or their affiliates in connection with such AI Technologies, and none of the fees, costs or expenses described above will reduce or offset the management fees.
Regulations related to AI Technologies could also impose certain obligations and costs related to monitoring and compliance. Regulators are increasing scrutiny of, and enacting or considering enacting regulations regarding, the use of AI Technologies, including the use of “big data,” diligence of data sets and oversight of data vendors. The use of AI Technologies by us, Blackstone, the Adviser or our portfolio companies may require compliance with legal and regulatory frameworks that are not fully developed or tested, and we, Blackstone, the Adviser or our portfolio companies may face litigation and regulatory actions related to the use or the engagement of vendors that use AI Technologies. In April 2023, the Federal Trade Commission, U.S. Department of Justice, Consumer Financial Protection Bureau, and U.S. Equal Employment Opportunity Commission released a joint statement on artificial intelligence demonstrating interest in monitoring the development and use of automated systems and enforcement of their respective laws and regulations. In October 2023, an executive order established new standards for AI safety and security. In addition to the U.S. regulatory framework, the E.U. adopted the Artificial Intelligence Act in 2024, which applies to certain AI Technologies and the data used to train, test and deploy them, which may create additional compliance burdens, higher administrative costs and significant penalties should we, Blackstone, the Adviser and our portfolio companies fail to comply or be perceived to fail to comply.
AI Technologies and their current and potential future applications including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Changes in Laws or Regulations. The Fund, its portfolio companies, and other counterparties are subject to regulation at the local, state and federal level. New legislation may be enacted, or new interpretations, rulings or regulations could be adopted, including those governing the types of investments we are permitted to make, any of which could harm us and our shareholders, potentially with retroactive effect. Anticipating policy changes and reforms may be particularly difficult during periods of heightened partisanship at the federal, state and local levels, including due to the divisiveness surrounding populist movements, political disputes and socioeconomic issues. The failure to accurately anticipate the possible outcome of such changes and/or reforms could have a material adverse effect on our returns.
In addition, policy changes impacting the financial services industry could impose additional costs, require significant attention of senior management and personnel or require us or our portfolio companies to change or limit the manner in which we or our portfolio companies conduct business. While this risk may increase or decrease with changing U.S. presidential administrations and different expressed policy priorities, we cannot predict at this time whether and the extent to which the current U.S. presidential administration and senior officials at the SEC and other federal agencies will pursue any specific policy priorities or changes. In addition, uncertainty regarding legislation and regulations affecting the financial services industry or taxation could adversely impact our business or the business of our portfolio companies.
Additionally, any changes to or repeal of the laws and regulations governing our operations relating to permitted investments may cause us to alter our investment strategy to avail ourselves of new or different opportunities. Such changes could result in material differences to our strategies and plans as set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of the Adviser to other types of investments in which the Adviser may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our financial condition and results of operations and the value of a shareholder’s investment.
Trade Negotiations and Related Government Actions. In recent years, the U.S. government has taken substantial actions with respect to international trade policy, including seeking to renegotiate certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries. The U.S. government has also imposed, and may in the future impose further, tariffs on certain foreign goods, such as steel and aluminum, from various countries, including China, Canada and Mexico. Some foreign governments, including China, Canada and Mexico, have threatened or instituted retaliatory tariffs on certain U.S. goods. In February 2026, the U.S. Supreme Court ruled that many of the tariffs recently imposed by the U.S. government exceeded its authority, thereby invalidating many, but not all, of such tariffs. Subsequent to the U.S. Supreme Court’s ruling, the U.S. presidential administration raised potential alternative means through which the administration could impose tariffs and subsequently imposed a global tariff under a different law. The outlook on further trade policy actions, including trade agreements and potential retaliatory tariffs is unclear. Increased tariffs on goods imported from China, Canada, Mexico and other countries could further increase costs, decrease margins and reduce the competitiveness of products and services offered by our portfolio companies. Such uncertainty and/or tariffs or counter-measures could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on imported goods.
There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy in response to the U.S. Supreme Court’s ruling. Further governmental actions related to the imposition of tariffs or other trade barriers, or changes to international trade agreements or policies, could create further regulatory uncertainty for our portfolio companies and adversely affect their businesses and financial conditions, particularly to the extent the revenues and profitability of their businesses rely on goods imported from outside of the United States.
Financial Regulatory Changes in the U.S. The financial services industry continues to be the subject of heightened regulatory scrutiny in the United States. There has been active debate over the appropriate extent of regulation and oversight of investment funds and their managers. We may be adversely affected as a result of new or revised regulations imposed by the SEC or other U.S. governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. We also may be adversely affected by changes in the interpretation or enforcement of existing laws and regulations by these governmental authorities and self-regulatory organizations. Further, new regulations or interpretations of existing laws may result in enhanced disclosure obligations, including with respect to sustainability matters, which could negatively affect us and materially increase our regulatory burden. Increased regulations generally increase our costs, and we could continue to experience higher costs if new laws require us to spend more time or buy new technology to comply effectively.
Conversely, potential deregulation of the banking industry in the United States, including a rollback of existing regulatory requirements, could adversely affect the private credit industry and, consequently, our investment strategy, portfolio performance and overall returns.
Any changes in the regulatory framework applicable to our business, including the changes described above, may impose additional compliance and other costs, increase regulatory investigations of the investment activities of our funds, require the attention of our senior management, affect the manner in which we conduct our business and adversely affect our profitability. The full extent of the impact on us of any new laws, regulations or initiatives that may be proposed is impossible to determine.
Regulatory Oversight. Our business and the businesses of the Adviser, the Intermediary Manager and their respective affiliates are subject to extensive regulation, including periodic examinations, inquiries and investigations, which may result in enforcement and other proceedings, by governmental agencies and self-regulatory organizations in the jurisdictions in which we and they operate around the world, including the SEC and various other U.S. federal, state and local agencies. These authorities have regulatory powers dealing with many aspects of financial services, including the authority to grant, and in specific circumstances to cancel, permissions to carry on particular activities.
We, the Adviser, the Intermediary Manager and their respective affiliates have received, and may in the future receive, requests for information, inquiries and informal or formal investigations or subpoenas from such regulators from time to time in connection with such inquiries and proceedings and otherwise in the ordinary course of business. These requests could relate to a broad range of matters, including specific practices of our business, the Adviser, the Intermediary Manager, our investments or other investments the Adviser or its affiliates make on behalf of their clients, potential conflicts of interest between us and the Adviser, Intermediary Manager or their affiliates, or industry wide practices. Actions by and/or initiatives of the SEC and/or other regulators can have an adverse effect on our financial results, including as a result of the imposition of a sanction, a limitation on our, Blackstone’s or our personnel’s activities, or changing our historic practices. Any adverse publicity relating to an investigation, proceeding or imposition of these sanctions could harm our or Blackstone’s reputation and have an adverse effect on our future fundraising or operations. The costs of responding to legal or regulatory information requests, any increased reporting, registration and compliance requirements will be borne by us in the form of legal or other expenses, litigation, regulatory proceedings or penalties, may divert the attention of our management, may cause negative publicity that adversely affects investor sentiment, and may place us at a competitive disadvantage, including to the extent that we, the Adviser, the Intermediary Manager or any of their respective affiliates are required to disclose sensitive business information or alter business practices.
In addition, efforts by the current administration or future administrations could have further impacts on our industry if previously enacted laws are amended or if new legislative or regulatory reforms are adopted. In addition, a future change in administration may lead to leadership changes at a number of U.S. federal regulatory agencies with oversight over the U.S. financial services industry. Such changes would pose uncertainty with respect to such agencies’ ongoing policy priorities and could lead to increased regulatory enforcement activity in the financial services industry. Any changes or reforms may impose additional costs on our current or future investments, require the attention of senior management or result in other limitations on our business or investments. We are unable to predict at this time the likelihood or effect of any such changes or reforms.
Foreign Currency Risks. We may hold assets and make borrowings denominated in foreign currencies, and may acquire assets or make borrowings denominated in other foreign currencies, which exposes us to foreign currency risk. As a result, a change in foreign currency exchange rates may have an adverse impact on the valuation of our assets or liabilities, as well as our income and cash flows. As a result of foreign currency fluctuations, the value of our liabilities and expenses may increase or the value of our assets and income may decrease due to factors outside of our control, which can have a negative effect on our NAV and cash available for distribution. Any such changes in foreign currency exchange rates may impact the measurement of such assets or liabilities for purposes of maintaining RIC tax treatment or the requirements under the 1940 Act. We may seek to hedge against currency exchange rate fluctuations by using financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act, but there is no guarantee such efforts will be successful and such hedging strategies create additional costs. We may acquire various financial instruments for purposes of “hedging” or reducing our risks, which may be costly and ineffective and could reduce our cash available for distribution to our shareholders. See “Hedging Risks.”
Portfolio Turnover Risk. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) generally involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Sales of portfolio securities may also result in realization of taxable capital gains, including short-term capital gains (which are generally treated as ordinary income upon distribution in the form of dividends). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
General Economic Conditions. We and our portfolio companies are susceptible to the effects of economic slowdowns or recessions. The global growth cycle is in a mature phase and signs of slowdown are evident in certain regions around the world. Instability in the global financial markets could trigger pronounced volatility in the prices of equity and debt securities.  Periods of elevated inflation and high interest rates, such as those experienced in recent years, and geopolitical concerns and other global events beyond our control can contribute to significant volatility in debt and equity markets. Gradual decreases in interest rates during 2025, coupled with resilience in the U.S. economy, contributed to improved investor sentiment, stronger capital markets and increased transaction activity toward the end of 2025. Nevertheless, inflation has remained above the U.S. Federal Reserve’s target level, and interest rates remain elevated . Uncertainty regarding the further trajectory of inflation and interest rates creates the potential for volatility in debt and equity markets.
Financial markets have been affected at times by a number of global macroeconomic events, including the following: large sovereign debts and fiscal deficits of several countries in Europe and in emerging markets jurisdictions, levels of non‑performing loans on the balance sheets of European banks, the effect of the U.K. leaving the E.U. and instability in the Chinese capital markets. Although the broader outlook remains constructive, geopolitical instability continues to pose risk. Geopolitical instability has been prevalent in recent years, and 2025 and, to this date, 2026, have been years of significant geopolitical events, including, among others, trade tensions resulting from U.S. tariff implementation and retaliatory tariffs by other countries, ongoing conflicts in Ukraine and Iran and escalating conflicts in other parts of the Middle East. For example, in the United States, the current presidential administration has stated its intention to propose or has implemented governmental policy and regulatory changes in a variety of areas, including the imposition of tariffs or other trade barriers. In that connection, certain countries subject to those changes have expressed an intent to impose or have imposed similar measures in return. Additionally, certain of our portfolio companies may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns or a recession in the United States. A decreased U.S. government credit rating, any default by the U.S. government on its obligations, or any prolonged U.S. government shutdown, could create broader financial turmoil and uncertainty, which may weigh heavily on our financial performance and the value of our Common Shares. Unfavorable economic conditions would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us. These events may limit our investment originations, and limit our ability to grow and could have a material negative impact on our operating results, financial condition, results of operations and cash flows and the fair values of our debt and equity investments.
Any deterioration of general economic conditions may lead to significant declines in corporate earnings or loan performance, and the ability of corporate borrowers to service their debt, any of which could trigger a period of global economic slowdown, and have an adverse impact on the performance and financial results of the Fund, and the value and the liquidity of the Common Shares. A severe recession may further decrease the value of such collateral and result in losses of value in our portfolio and a decrease in our revenues, net income, assets and net worth. Unfavorable economic conditions also could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us on favorable terms or at all. These events could prevent us from increasing investments and harm our operating results.
In addition, the failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which we and/or our portfolio companies have a commercial relationship could adversely affect, among other things, our and/or our portfolio companies’ ability to pursue key strategic initiatives, including by affecting our or our portfolio company’s ability to access deposits or borrow from financial institutions on favorable terms. Additionally, if a portfolio company or its sponsor has a commercial relationship with a bank that has failed or is otherwise distressed, the portfolio company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such bank failure(s) could affect, in certain circumstances, the ability of both affiliated and unaffiliated co-lenders, including syndicate banks or other fund vehicles, to undertake and/or execute co-investment transactions with the Fund, which in turn may result in fewer co-investment opportunities being made available to the Fund or impact the Fund’s ability to provide additional follow-on support to portfolio companies. The ability of the Fund, its subsidiaries and portfolio companies to spread banking relationships among multiple institutions may be limited by certain contractual arrangements, including liens placed on their respective assets as a result of a bank agreeing to provide financing.
Financial Reform Legislations. In light of past market conditions in the U.S. and global financial markets, the U.S. and global economy, legislators, the presidential administration and regulators have increased their focus on the regulation of the financial services industry, including the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) which instituted a wide range of reforms that have impacted all financial institutions to varying degrees. While we cannot predict what effect any changes in the laws or regulations or their interpretations would have on us, these changes could be materially adverse to us and our shareholders.
Any changes in the regulatory framework applicable to our business, including the changes described above, may impose additional compliance and other costs, increase regulatory investigations of the investment activities of our funds, require the attention of our senior management, affect the manner in which we conduct our business and adversely affect our profitability. The full extent of the impact on us of any new laws, regulations or initiatives that may be proposed is impossible to determine.
General European and Global Economic Conditions. The success of our investment activities could be affected by general economic and market conditions in Europe and in the rest of the world, as well as by changes in applicable laws and regulations (including laws relating to taxation of our investments), tariffs or other trade barriers, currency exchange controls, rate of inflation, currency depreciation, asset re-investment, resource self-sufficiency and national and international political and socioeconomic circumstances in respect of the European and other non-U.S. countries in which we may invest. These factors will affect the level and volatility of securities prices and the liquidity of the Fund’s investments, which could impair our profitability or result in losses. General fluctuations in the market prices of securities and interest rates may affect our investment opportunities and the value of our investments. We may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets; the larger the positions, the greater the potential for loss. Declines in the performance of national economies or the credit markets in certain jurisdictions have had a negative impact on general economic and market conditions globally, and as a result, could have a material adverse effect on our business, financial condition and results of operations.
The Adviser’s financial condition may be adversely affected by a significant general economic downturn and it may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on the Adviser’s businesses and operations (including those of the Fund). A recession, slowdown and/or sustained downturn in the global economy (or any particular segment thereof) could have a pronounced impact on the Fund and could adversely affect the Fund’s profitability, impede the ability of the Fund’s portfolio companies to perform under or refinance their existing obligations and impair the Fund’s ability to effectively deploy its capital or realize its investments on favorable terms.
Challenges facing a single, concentrated sector or industry can have far-reaching implications for the broader economy, including the private credit market. For example, although the U.S. economy has demonstrated strength and resiliency underpinned by the ongoing technology investment boom, there can be no assurance that such trend will continue. In recent years, there has been growing concern about the sustainability of the private credit industry, particularly due to its significant exposure to the expanding technology sector, which includes artificial intelligence infrastructure investments. Market analysts, journalists and other stakeholders have increasingly questioned whether the rapidly developing artificial intelligence market, which includes companies focused on the design and manufacture of semiconductors, data center construction and the expansion of power generation, is fueling inflated valuations and unsustainable price appreciation. This concern is compounded by the sector’s increasing interconnectivity, as private credit supports cross-investments among artificial intelligence- and data center-focused firms, potentially creating an overvalued and tightly linked ecosystem that may lack solid long-term economic fundamentals. If these concerns are validated or perceived as credible by the public, a significant global market correction or downturn could occur, which could result in a material adverse effect on the Fund and its portfolio companies. In particular, market devaluations in the software sector may impair companies’ ability to refinance existing private credit loans and restrict merger and acquisition activity in the sector. Consequently, these dynamics could lead to extended holding periods for our assets.
In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could result in problems in one country adversely affecting regional and even global economic conditions and markets. For example, concerns about the fiscal stability and growth prospects of certain European countries in the last economic downturn had a negative impact on most economies of the Eurozone and global markets and the ongoing conflicts in Ukraine and Iran and escalating conflicts in other parts of the Middle East could have a negative impact on those countries and others in those regions. The occurrence of similar crises in the future could cause increased volatility in the economies and financial markets of countries throughout a region, or even globally.
Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain investments, which losses will likely be exacerbated by the presence of leverage in a portfolio company’s capital structure.
Economic and Trade Sanctions and Anti-Bribery Considerations. Economic and trade sanctions laws in the United States and other jurisdictions may prohibit the Fund and the Fund’s professionals from transacting with or in certain countries and with certain individuals and companies. In the United States, the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) administers and enforces laws, Executive Orders and regulations establishing U.S. economic and trade sanctions. Such sanctions prohibit, among other things, transactions with, and the provision of services to, certain foreign countries, territories, entities and individuals. These entities and individuals include specially designated nationals, sanction evaders, specially designated narcotics traffickers and other parties subject to OFAC sanctions and embargo programs. The lists of OFAC prohibited countries, territories, persons and entities, including the List of Specially Designated Nationals and Blocked Persons, as such list may be amended from time to time, can be found on the OFAC website at www.treas.gov/ofac. In addition, certain programs administered by OFAC prohibit dealing with individuals or entities in certain countries regardless of whether such individuals or entities appear on the lists maintained by OFAC. Other jurisdictions maintain different and/or additional economic and trade sanctions. These types of sanctions may significantly restrict the Fund’s investment activities in certain countries and, in particular, certain emerging market countries. At the same time, the Fund may be obligated to comply with certain anti-boycott laws and regulations, which prevents the Fund from engaging in certain discriminatory practices that may be allowed or required in certain jurisdictions. The Fund’s failure to discriminate in this manner could make it more difficult for the Fund to pursue certain investments and engage in certain business activities.
In some countries, there is a greater acceptance than in the United States and the U.K. of government involvement in commercial activities, and of corruption. The Fund, the Fund’s professionals and the Adviser are committed, to the fullest extent permitted by applicable law, to complying with the U.S. Foreign Corrupt Practices Act (“FCPA”), the U.K. Bribery Act and other anti-corruption, anti-bribery, anti-fraud laws and regulations, as well as anti-boycott regulations, to which they are subject. As a result, the Fund may be adversely affected because of its unwillingness to participate in transactions that violate such laws or regulations. Such laws and regulations may make it difficult in certain circumstances for the Fund to act successfully on investment opportunities and for investments to obtain or retain business.
In recent years, the U.S. Department of Justice and the SEC have devoted greater resources to enforcement of the FCPA. In addition, the U.K., with enactment of the U.K. Bribery Act, has expanded the reach of its anti-bribery laws significantly. While Blackstone has developed and implemented policies and procedures designed to ensure strict compliance with the FCPA and the U.K. Bribery Act and the sanctions regimes that apply to the Fund, such policies and procedures may not be effective in all instances to prevent violations. In addition, in spite of these policies and procedures, affiliates of portfolio companies, particularly in cases in which the Fund or another fund or vehicle sponsored by the Fund does not control such portfolio company, may engage in activities that could result in FCPA, U.K. Bribery Act or other violations of law. Any determination that the Fund has violated the FCPA, U.K. Bribery Act or other applicable anti-corruption laws, anti-bribery, anti-fraud laws or sanctions requirements could subject the Fund to, among other things, civil and criminal penalties, material fines, profit disgorgement, injunctions on future conduct, securities litigation, disclosure obligations and a general loss of investor confidence, any one of which could adversely affect the Fund’s business prospects and/or financial position, as well as the Fund’s ability to achieve its investment objectives and/or conduct its operations.
Regulation Best Interest. Broker-dealers are required to comply with Regulation Best Interest, which, among other requirements, establishes a new standard of conduct for broker-dealers and their associated persons when making a recommendation of any securities transaction or investment strategy involving securities to a retail customer. The full impact of Regulation Best Interest on participating broker-dealers cannot be determined at this time, and it may negatively impact whether participating broker-dealers and their associated persons recommend the offering to certain retail customers. In particular, under SEC guidance concerning Regulation Best Interest, a broker-dealer recommending an investment in our Common Shares should consider a number of factors, under the care obligation of Regulation Best Interest, including but not limited to cost and complexity of the investment and reasonably available alternatives in determining whether there is a reasonable basis for the recommendation. As a result, high cost, high risk and complex products may be subject to greater scrutiny by broker-dealers. Broker-dealers may recommend a more costly or complex product as long as they have a reasonable basis to believe is in the best interest of a particular retail customer. However, if broker-dealers choose alternatives to our Common Shares, many of which likely exist, such as an investment in listed entities, which may be a reasonable alternative to an investment in us as such investments may feature characteristics like lower cost, nominal commissions at the time of initial purchase, less complexity and lesser or different risks, our ability to raise capital will be adversely affected. If compliance by broker-dealers with Regulation Best Interest negatively impacts our ability to raise capital in the offering, it may harm our ability to create a diversified portfolio of investments, and achieve our investment objectives and would result in our fixed operating costs representing a larger percentage of our gross income. Our Board of Trustees may change our operating policies and strategies without prior notice or shareholder approval, the effects of which may be adverse to our results of operations and financial condition.
Changes to Operating Policies and Strategies Without Notice or Shareholder Approval. Our Board of Trustees has the authority to modify or waive our current operating policies, investment criteria and strategies without prior notice and without shareholder approval, unless required by the 1940 Act or applicable law. We cannot predict the effect any changes to our current operating policies, investment criteria and strategies would have on our business, NAV, operating results and value of our Common Shares. However, the effects might be adverse, which could negatively impact our ability to pay shareholders distributions and cause shareholders to lose all or part of their investment. Moreover, we have significant flexibility in investing the net proceeds from our continuous offering and may use the net proceeds from our continuous offering in ways with which investors may not agree or for purposes other than those contemplated in this prospectus.
Amendments to Declaration of Trust Without Shareholder Approval. Our Board of Trustees may, without shareholder vote, subject to certain exceptions, amend or otherwise supplement the Declaration of Trust. Similarly, the Board of Trustees may, without a shareholder vote, amend our bylaws.
Anti-Takeover Provisions. The Fund’s Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status.
Large Shareholder Risk. Because certain investors may have substantial investments in us, we may experience large repurchases or investments due to transactions in our Common Shares by these large investors. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on our performance. In the event of such repurchases or investments, we could be required to sell assets or to invest cash at a time when we may not otherwise desire to do so. Such transactions may increase our brokerage and/or other transaction costs and affect the liquidity of our portfolio. In addition, when other investors own a substantial portion of our Common Shares, a large repurchase by such an investor could (i) cause us to exceed the repurchase limits under our share repurchase program, resulting in the repurchase of shares on a pro rata basis, (ii) lead to an increase in our actual expenses, and/or (iii) result in our current expenses being allocated over a smaller asset base, leading to an increase in our expense ratio. We may also decide to sell our assets at a time when we may not otherwise desire to do so and accelerate the realization of taxable capital gains if sales of securities result in capital gains. The impact of these transactions is likely to be greater when the shareholder purchases, or requests for repurchase, a substantial portion of our Common Shares. Additionally, a high volume of repurchase requests can impact us the same way as the transactions of a single shareholder with substantial investments. Further, amounts of our Common Shares submitted for repurchase may vary materially over time, and investors may not have visibility into the number of Common Shares repurchased in any given tender offer until the tender offer closes. Because of this, if an investor subscribes for our Common Shares during an ongoing tender offer which is oversubscribed, they could become subject to some or all of the negative effects set forth above without notice.
Risks Related to the Fund’s Investments
Credit Risk. Credit risk is the risk that an underlying issuer or borrower will be unable to make principal and interest payments on its outstanding debt or other payment obligations when due or otherwise defaults on its obligations to the Fund and/or that the guarantors or other sources of credit support for such persons do not satisfy their obligations. The Fund’s return to shareholders would be adversely impacted if an underlying issuer of debt investments or other instruments or a borrower under a loan in which the Fund invests were to become unable to make such payments when due.
Although the Fund may make investments that the Adviser believes are secured by specific collateral the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, shareholders could experience delays or limitations with respect to its ability to enforce rights against and realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Adviser and/or the shareholder or the shareholder’s expected rights to such collateral could, under certain circumstances, be voided or disregarded. The Fund’s investments in secured debt may be unperfected for a variety of reasons, including the failure to make required filings by lenders and, as a result, the shareholder may not have priority over other creditors as anticipated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, certain instruments may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, a portfolio company’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement or indenture that governs loans or securities of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or result in a pre-payment (in whole or in part) of the Fund’s investment.
Similarly, while the Adviser will generally target investing the Fund’s assets in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Portfolio companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or economic and financial market downturns and dislocations. As a result, companies that the Adviser expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.
Investment and Market Risk. An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s Common Shares represents an indirect investment in the portfolio of floating rate instruments, other securities and derivative investments owned by the Fund, and the value of these investments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund’s Common Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of common shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.
Senior Secured Loans and Senior Secured Bonds. There is a risk that any collateral pledged by portfolio companies in which we have taken a security interest may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. Such risks have become more pronounced due to elevated interest rates and market volatility. To the extent our debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Under certain circumstances, collateral securing an investment may be released without the consent of the Adviser and/or the shareholder or the shareholder’s expected rights to such collateral could, under certain circumstances, be voided or disregarded. The Fund’s investments in secured debt may be unperfected for a variety of reasons, including the failure to make required filings by lenders and, as a result, the shareholder may not have priority over other creditors as anticipated. Also, in some circumstances, our security interest may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the debt. Secured debt that is under-collateralized involves a greater risk of loss. In addition, second lien debt is granted a second priority security interest in collateral, which means that any realization of collateral will generally be applied to pay senior secured debt in full before second lien debt is paid. Similarly, investments in “last out” pieces of unitranche loans will be similar to second lien loans in that such investments will be junior in priority to the “first out” piece of the same unitranche loan with respect to payment of principal, interest and other amounts. Consequently, the fact that debt is secured does not guarantee that we will receive principal and interest payments according to the debt’s terms, or at all, or that we will be able to collect on the debt should we be forced to enforce our remedies.
Junior and Subordinated Debt. The Fund may invest in debt instruments (including mortgage-backed securities) that are subordinated or otherwise junior in an issuer’s capital structure. Investments in subordinate debt securities may be unsecured and subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured and/or subject the Fund to a “first loss” subordinate holder position relative to other lenders. The ability of the Fund to influence a company’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. For example, under terms of subordinated intercreditor agreements, senior creditors will typically be able to block the acceleration of the mezzanine debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. Further, the ability of a borrower to make payments on the loan underlying these securities is dependent primarily upon the successful operation of the property rather than upon the existence of independent income or assets of the borrower. In the event of default and the exhaustion of any equity support, reserve fund, letter of credit and any classes of securities junior to those in which the Fund invests, it will not be able to recover all of its investment in the securities purchased. Investments in subordinate securities have a higher risk of loss and credit default than investments in more senior securities and subordinated tranches absorb losses from default before other more senior tranches are put at risk. Mezzanine debt securities (as well as other more senior securities) are also subject to other creditor risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, (ii) so-called lender liability claims by the issuer of the obligations, and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. The securities the Fund invests in may be subject to early redemption features, refinancing options, pre-payment options, or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected, resulting in a lower return to the Fund than estimated. In addition, depending on fluctuations of the equity markets and other factors, warrants and other equity securities may become worthless.
To the extent interest payments associated with such debt are deferred, such debt may be subject to greater fluctuations in valuations, and such debt could subject us and our shareholders to non-cash income. Because we will not receive any principal repayments prior to the maturity of some of our subordinated debt investments, such investments will be of greater risk than amortizing loans.
The Fund expects to invest in subordinated debt or “mezzanine” debt investments, and such investments and the Fund’s remedies with respect thereto, including the ability to foreclose on any collateral securing such investments, will be subject to the rights of holders of more senior tranches in an issuer’s capital structure and, to the extent applicable, contractual inter-creditor, co-lender and participation agreement provisions.
Investments in subordinated debt involve greater credit risk of default and loss than the more senior classes or tranches of debt in an issuer’s capital structure. Subordinated tranches of debt instruments (including mortgage-backed securities) absorb losses from default before other more senior tranches of such instruments, which creates a risk particularly if such instruments (or securities) have been issued with little or no credit enhancement or equity. To the extent the Fund invests in subordinate debt instruments (including mortgage-backed securities), the Fund would likely receive payments or interest distributions after, and must bear the effects of losses or defaults on, the senior debt (including underlying mortgage loans, senior mezzanine debt or senior commercial mortgage-backed securities (“CMBS”) bonds) before, the holders of other more senior tranches of debt instruments with respect to such issuer. The Fund’s investments will be affected, where applicable, by (i) the relative payment priorities of the respective classes of instruments or securities issued by portfolio companies (or affiliates thereof), (ii) the order in which the principal balances of such respective classes with balances will be reduced in connection with losses and default-related shortfalls, and (iii) the characteristics and quality of the underlying loans in the Fund.
Nature of Mezzanine Debt Securities. Mezzanine debt securities generally will be unrated or have ratings or implied or imputed ratings below investment grade. They will be obligations of corporations, partnerships or other entities that are generally unsecured, typically are subordinated to other obligations of the obligor and generally have greater credit and liquidity risk than is typically associated with investment grade corporate obligations. While mezzanine debt investments and other loans or unsecured investments can benefit from the same or similar covenants as those enjoyed by the indebtedness ranking more senior to such investments and can benefit from cross-default provisions and security over the issuer’s assets, some or all of such terms might not be part of particular investments (for example, such investments might not be protected by financial covenants or limitations upon incurrence of additional indebtedness by the issuer). Accordingly, the risks associated with mezzanine debt securities include a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including a sustained period of rising interest rates or an economic downturn) could adversely affect the obligor’s ability to pay principal and interest on its debt. Many obligors on mezzanine debt securities are highly leveraged, and specific developments affecting such obligors, including reduced cash flow from operations or the inability to refinance debt at maturity, can also adversely affect such obligors’ ability to meet debt service obligations. Mezzanine debt securities are often issued in connection with leveraged acquisitions or recapitalizations, in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. Default rates for mezzanine debt securities have historically been higher than has been the case for investment grade securities.
Equity Investments. We may make select equity investments. In addition, in connection with our debt investments, we on occasion may receive equity interests such as warrants or options as additional consideration. The equity interests we receive may not appreciate in value and, in fact, may decline in value. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience.
Preferred Securities. Investments in preferred securities involve certain risks. Certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions. If the Fund owns a preferred security that is deferring its distribution, the Fund may be required to include the amount of the deferred distribution in its taxable income for tax purposes although it does not currently receive such amount in cash. In order to receive the special treatment accorded to RICs and their shareholders under the Code and to avoid U.S. federal income and/or excise taxes at the Fund level, the Fund may be required to distribute this income to shareholders in the tax year in which the income is recognized (without a corresponding receipt of cash). Therefore, the Fund may be required to pay out as an income distribution in any such tax year an amount greater than the total amount of cash income the Fund actually received, and to sell portfolio securities, including at potentially disadvantageous times or prices, to obtain cash needed for these income distributions. Preferred securities often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities and U.S. government securities.
Non-U.S. Instruments Risk. The Fund may invest in non-U.S. instruments. Such investments involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. instruments can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of non-U.S. instruments to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, different legal systems and laws relating to creditors’ rights and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in non-U.S. instruments. Generally, there is less readily available and reliable information about non-U.S. issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. instruments may trade on days when Common Shares are not priced, the Fund’s NAV may change at times when Common Shares cannot be sold.
Structured Products Risk. The Fund may invest its assets in structured products, including the rated debt tranches of CLOs, floating rate mortgage-backed securities and credit linked notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
The Fund may have the right to receive payments only from the structured product, and generally will not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.
Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes will be based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.
Loans Risk. The loans that the Fund may invest in include loans that are first lien, second lien, third lien or that are unsecured. In addition, the loans the Fund will invest in will usually be rated below investment grade or may also be unrated. Loans are subject to a number of risks described elsewhere in this prospectus, including credit risk, liquidity risk, below investment grade instruments risk and management risk.
Although certain loans in which the Fund may invest will be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. In the event of a decline in the value of the already pledged collateral, if the terms of a loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loans. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those loans that are under-collateralized involve a greater risk of loss.
Loans are not registered with the SEC, or any state securities commission, and are not listed on any national securities exchange. There is less readily available or reliable information about most loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the “Securities Act”) or registered under the Exchange Act. No active trading market may exist for some loans, and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund’s NAV. In addition, the Fund may not be able to readily dispose of its loans at prices that approximate those at which the Fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of loans, the Fund’s yield may be lower.
Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of loans.
If legislation of state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default.
If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser, do not represent fair value. If the Fund attempts to sell a loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the loan may be adversely affected.
The Fund may acquire loans through assignments or participations. The Fund will typically acquire loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.
A participation typically results in a contractual relationship only with the institution selling the participation interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. Certain participation agreements also include the option to convert the participation to a full assignment under agreed upon circumstances. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a loan through a participation.
In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the borrower or the quality of the loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the loan than the Fund expected when initially purchasing the participation.
The Fund also may originate loans or acquire loans by participating in the initial issuance of the loan as part of a syndicate of banks and financial institutions, or receive its interest in a loan directly from the borrower.
Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to any derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or the Fund’s hedge counterparty in the case of OTC instruments) purchased by the Fund. Counterparty risk is the risk that the other party in a derivative transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to their derivative transactions will affect the value of those instruments. By entering into derivatives transactions, the Fund assumes the risks that these counterparties could experience financial or other hardships that could call into question their continued ability to perform their obligations. In the case of a default by the counterparty, the Fund could become subject to adverse market movements while replacement transactions are executed. The ability of the Fund to transact business with any one or number of counterparties, the possible lack of a meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. Furthermore, concentration of derivatives in any particular counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty.
The Adviser evaluates and monitors the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial or other difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceedings. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value upon the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying assets. The Fund may obtain only a limited recovery or may obtain no recovery at all in such circumstances. In addition, regulations that were adopted in 2019 require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that such counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings.
Certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more categories may be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations (including, but not limited to, financial obligations and legal obligations to segregate margins collected by the clearing house) to the Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter derivatives may be further complicated by recently enacted U.S. financial reform legislation. See “Derivatives Risk.”
Below Investment Grade Risk. In addition, we invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid. The major risks of below investment grade securities include:
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Below investment grade securities may be issued by less creditworthy issuers. Issuers of below investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of below investment grade securities, leaving few or no assets available to repay holders of below investment grade securities.

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Prices of below investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below investment grade securities than on other higher-rated fixed income securities.

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Issuers of below investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

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Below investment grade securities frequently have redemption features that permit an issuer to repurchase the security from us before it matures. If the issuer redeems below investment grade securities, we may have to invest the proceeds in securities with lower yields and may lose income.

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Below investment grade securities may be less liquid than higher-rated fixed income securities, even under normal economic conditions. There are fewer dealers in the below investment grade securities market, and there may be significant differences in the prices quoted by the dealers. Judgment may play a greater role in valuing these securities and we may be unable to sell these securities at an advantageous time or price.

•	We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
CLO Risk. In addition to the general risks associated with debt securities and structured products discussed herein, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; (iv) the potential of spread compression in the underlying loans of the CLOs, which could reduce credit enhancement in the CLOs; and (v) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
CLO junior debt securities that the Fund may acquire are subordinated to more senior tranches of CLO debt. CLO junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the liabilities of a CLO at inception exceed its total assets. Though not exclusively, the Fund will typically be in a first loss or subordinated position with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize phantom taxable income from its investments in the subordinated tranches of CLOs.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than the face value of their investment.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.
The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to senior secured loan defaults, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem any senior notes or to purchase additional senior secured loans, until the ratios again exceed the minimum required levels or any senior notes are repaid in full.
When investing in CLOs, we may invest in any level of a CLO’s subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). CLOs are typically highly levered and therefore, the junior debt and equity tranches that we may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, we will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or entities that sponsored the CLOs. Furthermore, the investments we make in CLOs are at times thinly traded or have only a limited trading market. As a result, investments in such CLOs may be characterized as illiquid securities.
We may invest in CLO debt and equity tranches and warehouse investments directly or indirectly through an investment in U.S. and/or European vehicles (“Risk Retention Vehicles”) established for the purpose of satisfying U.S. and/or E.U. regulations applicable to such investments, including regulations that require the retention of credit risk associated with certain CLOs and other investments. Risk Retention Vehicles will be structured to satisfy such retention requirements by purchasing and retaining the percentage of CLO notes prescribed under applicable retention requirements (the “Retention Notes”) or as otherwise may be required under applicable laws and regulations. For the avoidance of doubt, the term Risk Retention Vehicles does not include vehicles that are deemed to be controlled by the Adviser or its affiliates but does include Risk Retention Vehicles we control.
Indirect investments in CLO equity securities (and in some instances more senior CLO securities) and warehouse investments through entities that have been established to satisfy the U.S. and/or the E.U. retention requirements may allow for better economics for us (including through fee rebate arrangements). For example, these types of investments may create stronger negotiating positions with CLO managers and underwriting banks who are incentivized to issue CLOs and who require the participation of a Risk Retention Vehicle to enable the CLO securities to be issued. However, Retention Notes differ from other securities of the same ranking since the retention requirements prescribe that such Retention Notes must be held by the relevant risk retainer for a specified period. U.S. retention requirements prescribe the holding period to be the longer of (x) the period until the CLO has paid down its securities to 33% of their original principal amount, (y) the period until the CLO has sold down its assets to 33% of their original principal amount and (z) two years after the closing of the CLO. On the other hand, the E.U. retention requirements prescribe the holding period to be the lifetime of the CLO. In addition, Retention Notes are subject to other restrictions not imposed on other securities of the same ranking; for example, Retention Notes may not be subject to credit risk mitigation. A breach of the retention requirements may result in the imposition of regulatory sanctions or, in the case of the E.U. retention requirements, in claims being brought against the retaining party.
“Covenant-lite” Obligations. We may invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack certain financial maintenance covenants. While these loans may still contain other collateral protections, a covenant-lite loan may carry more risk than a covenant-heavy loan made by the same borrower, as it does not require the borrower to provide affirmation that certain specific financial tests have been satisfied on a routine basis as is required under a covenant-heavy loan agreement. Should a loan we hold begin to deteriorate in quality, our ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay our ability to seek to recover its investment.
Consumer Loans. We may invest in, or obtain exposure to, consumer lending, which involves risk elements in addition to normal credit risk. Consumer loan terms vary according to the type and value of collateral and creditworthiness of the borrower. In underwriting consumer loans, a thorough analysis of the borrower’s financial ability to repay the loan as agreed is typically performed. The ability to repay shall be determined by, among others, the borrower’s employment history, current financial conditions, and credit background. While these loans typically have higher yields than many other loans, such loans involve risk elements in addition to normal credit risk. Consumer loans may entail greater credit risk than other loans particularly in the case of unsecured consumer loans or consumer loans secured by rapidly depreciable assets, such as automobiles. In such cases, any repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance as a result of the greater likelihood of damage, loss or depreciation. In addition, consumer loan collections are dependent on the borrower’s continuing financial stability, and thus are more likely to be affected by adverse personal circumstances. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to consumer loans. Furthermore, the application of various federal and state laws, including bankruptcy and insolvency laws, and/or state consumer protection laws may limit the amount which can be recovered on such loans.
Bridge Financings. From time to time, we may lend to portfolio companies on a short-term, unsecured basis or otherwise invest on an interim basis in portfolio companies in anticipation of a future issuance of equity or long-term debt securities or other refinancing or syndication. Such bridge loans would typically be convertible into a more permanent, long-term security; however, for reasons not always in the Fund’s control, such long-term securities issuance or other refinancing or syndication may not occur and such bridge loans and interim investments may remain outstanding. In such event, the interest rate on such loans or the terms of such interim investments may not adequately reflect the risk associated with the position taken by the Fund.
Restructurings. Investments in companies operating in workout or bankruptcy modes present additional legal risks, including fraudulent conveyance, voidable preference and equitable subordination risks. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that we will correctly evaluate the value of the assets collateralizing our loans or the prospects for a successful reorganization or similar action.
Interest Rate Risks. We are subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on our ability to make investments, the value of our investments and our ability to realize gains from the disposition of investments and, accordingly, have a material adverse effect on our investment objectives and our rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for our financing needs.
During periods of falling interest rates, payments under the floating rate debt instruments that we hold would generally decrease, resulting in less revenue to us. In the event of a sharply rising interest rate environment, such as during 2022 and 2023, payments under floating rate debt instruments generally would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, fixed-rate debt instruments may decline in value because the fixed rates of interest paid thereunder may be below market interest rates.
A rise in the general level of interest rates can be expected to lead to higher interest rates applicable to our debt investments. Accordingly, in general, an increase in interest rates would make it easier for us to meet or exceed the incentive fee hurdle rate and may result in a substantial increase in the amount of incentive fees payable to the Adviser with respect to pre-incentive fee net investment income.
Inflation Risk. Globally, inflation and rapid fluctuations in inflation rates have in the past had negative effects on economies and financial markets, particularly in emerging economies, and may do so in the future. Wages and prices of inputs increase during periods of inflation, which can negatively impact returns on our investments. In an attempt to stabilize inflation, governments may impose wage and price controls, or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on levels of economic activity. Additionally, ongoing conflicts in Iran and escalating conflicts in other parts of the Middle East have caused, and could continue to cause, increased energy costs due to disruptions to oil and energy supply chains in the region.
Portfolio Company Debt Rankings. Our portfolio companies may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which we invest. By their terms, such debt instruments may entitle the holders to receive payment of interest or principal on or before the dates on which we are entitled to receive payments with respect to the debt instruments in which we invest. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to our investment in that portfolio company would typically be entitled to receive payment in full before we receive any proceeds. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to us. In the case of debt ranking equally with debt instruments in which we invest, we would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.
Lender Liability Risk. If one of our portfolio companies were to file for bankruptcy, depending on the facts and circumstances, a bankruptcy court might re-characterize our debt investment and subordinate all or a portion of our claim to that of other creditors. We may also be subject to lender liability claims for actions taken by us with respect to a borrower’s business or instances where we exercise control over the borrower.
No Control of Portfolio Companies. We do not expect to control most of our portfolio companies, even though we may have board representation or board observation rights, and our debt agreements with such portfolio companies may contain certain restrictive covenants. As a result, we are subject to the risk that a portfolio company in which we invest may make business decisions with which we disagree and the management of such company, as representatives of the holders of the company’s common equity, may take risks or otherwise act in ways that do not serve our interests as debt investors. Due to the lack of liquidity for our investments in non-traded companies, we may not be able to dispose of our interests in our portfolio companies as readily as we would like or at an appropriate valuation. As a result, a portfolio company may make decisions that could decrease the value of our portfolio holdings.
Sustainability Risks. In evaluating potential investments, the Adviser considers opportunities and risk related to material and applicable sustainability factors. Although the Adviser’s consideration of sustainability factors is intended to aid the Adviser in evaluating the return and risk profile of a given investment and is not expected to by itself determine an investment decision for us, the Adviser’s consideration of sustainability factors could, to the extent material economic risks or opportunities associated with an investment are identified, cause the Adviser to consider taking a different action than may have been taken in the absence of such consideration, which could cause us to perform differently compared to funds or other investors that do not consider such risks and opportunities. Further, although the Adviser views application of its sustainability framework to be an opportunity to potentially enhance or protect the performance of investments over the long-term, the Adviser cannot guarantee that any consideration of sustainability factors or engagement with portfolio companies on sustainability, which depends in part on skill and qualitative judgments, will positively impact the performance of any individual portfolio company or us.
In addition, some investors may evaluate potential investments in part based on third-party environmental, social and governance (“ESG”) rating systems. The criteria used in these ratings systems may conflict and change frequently, and we cannot predict how these third parties will score us, nor can we have any assurance that they score us or other companies accurately. If our ESG ratings, disclosures or practices do not meet the standards set by such investors or our shareholders, they may choose not to invest in our Common Shares. Relatedly, adverse performance or incidents with respect to sustainability matters or negative ESG ratings or assessments could impact the value of our brand, or the cost of our operations and relationships with investors, all of which could adversely affect our business and results of operations. At the same time, some stakeholders and regulators have increasingly expressed or pursued opposing views, legislation and investment expectations with respect to sustainability initiatives. This divergence increases the risk that any action or lack thereof with respect to sustainability matters will be perceived negatively by at least some stakeholders and adversely impact our reputation and business.
Rules, regulations and stakeholder expectations concerning sustainability matters have been subject to increased attention and shifting focus in recent years. Some of these changes have resulted in, and are likely to continue to result in, increased general and administrative expenses and increased management time and attention spent complying with or meeting such regulations and expectations. If we fail or are perceived to fail to comply with applicable rules, regulations and stakeholder expectations, it could negatively impact our reputation and our business results.
Furthermore, we could be criticized for the accuracy, adequacy or completeness of the disclosure related to our sustainability-related policies, practices and initiatives (and progress on those initiatives), which disclosure may be based on frameworks and standards for measuring progress that are still developing, internal controls and processes that continue to evolve, and assumptions that are subject to change in the future. In addition, we could be criticized for the scope or nature of such initiatives, or for any revisions to these initiatives. Further, as part of our sustainability practices, we rely from time to time on third-party data, services and methodologies and such services, data and methodologies could prove to be incomplete or inaccurate. If our or such third parties’ sustainability-related data, processes or reporting are incomplete or inaccurate, or if we fail to achieve progress on a timely basis, or at all, we may be subject to enforcement action and our reputation could be adversely affected, particularly if in connection with such matters we were to be accused of greenwashing.
Litigation and Regulatory Investigations. We as well as our Adviser and its affiliates participate in a highly regulated industry and are each subject to regulatory examinations in the ordinary course of business. There can be no assurance that we and our Adviser and/or any of its affiliates will avoid regulatory investigation and possible enforcement actions stemming therefrom. Our Adviser is a registered investment adviser and, as such, is subject to the provisions of the Advisers Act. We and our Adviser are each, from time to time, subject to formal and informal examinations, investigations, inquiries, audits and reviews from numerous regulatory authorities both in response to issues and questions raised in such examinations or investigations and in connection with the changing priorities of the applicable regulatory authorities across the market in general.
Our Adviser, its affiliates and/or any of their respective principals and employees could also be named as defendants in, or otherwise become involved in, litigation. Litigation and regulatory actions can be time-consuming and expensive and can lead to unexpected losses, which expenses and losses are often subject to indemnification by us. Legal proceedings could continue without resolution for long periods of time and their outcomes, which could materially and adversely affect the value of us or the ability of our Adviser to manage us, are often impossible to anticipate. Our Adviser would likely be required to expend significant resources responding to any litigation or regulatory action related to it, and these actions could be a distraction to the activities of our Adviser.
Our investment activities are subject to the normal risks of becoming involved in litigation by third parties. This risk would be somewhat greater if we were to exercise control or significant influence over a portfolio company’s direction. The expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would, absent willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved by our Adviser, our administrator, or any of our officers, be borne by us and would reduce our net assets. Our Adviser and others are indemnified by us in connection with such litigation, subject to certain conditions.
Second Priority Liens. Certain debt investments that we make in portfolio companies may be secured on a second priority basis by the same collateral securing first priority debt of such companies. The first priority liens on the collateral will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before us. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then we, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against the company’s remaining assets, if any.
We may also make unsecured debt investments in portfolio companies, meaning that such investments will not benefit from any interest in collateral of such companies. Liens on such portfolio companies’ collateral, if any, will secure the portfolio company’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the portfolio company under its secured debt agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before we are so entitled. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy its unsecured debt obligations after payment in full of all secured debt obligations. If such proceeds were not sufficient to repay the outstanding secured debt obligations, then its unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the portfolio company’s remaining assets, if any.
The rights we may have with respect to the collateral securing the debt investments we make to our portfolio companies with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that we enter into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to control the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. We may not have the ability to control or direct such actions, even if our rights are adversely affected.
Economic Recession’s Impact on Portfolio Companies. The risks associated with our and our investment companies’ businesses are more severe during periods of economic slowdown or recession. In recent years, we have experienced periods of economic slowdown and in some instances, contraction, as countries and industries around the globe grappled with the short- and long-term economic impacts of elevated inflation, supply chain challenges, labor shortages, high interest rates, foreign currency exchange volatility and volatility in global capital markets.
Many of our investment companies may be susceptible to economic recessions or downturns and may be unable to repay our debt investments during these periods. Therefore, our non-performing assets are likely to increase, and the value of our portfolio is likely to decrease during these periods. Adverse economic conditions may also decrease the value of any collateral securing our senior secured debt. A prolonged recession may further decrease the value of such collateral and result in losses of value in our portfolio and a decrease in our revenues, net income and NAV. Certain of our portfolio companies may also be impacted by tariffs or other matters affecting international trade. Unfavorable economic conditions also could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us on terms we deem acceptable. These events could prevent us from increasing investments and adversely affect our operating results.
A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders or investors could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its assets representing collateral for its obligations, which could trigger cross defaults under other agreements and jeopardize our portfolio company’s ability to meet its obligations under the debt investments that we hold and the value of any equity securities we own. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio company.
Covenant Breaches or Defaults. A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders or investors could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that we hold. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company. In addition, lenders in certain cases can be subject to lender liability claims for actions taken by them when they become too involved in the issuer’s or borrower’s business or exercise control over a borrower. It is possible that we could become subject to a lender’s liability claim. Furthermore, if one of our portfolio companies were to file for bankruptcy protection, a bankruptcy court might re-characterize our debt holding and subordinate all or a portion of our claim to claims of other creditors, even though we may have structured our investment as senior secured debt. The likelihood of such a re-characterization would depend on the facts and circumstances.
Highly Leveraged Portfolio Companies. Some of our portfolio companies may be highly leveraged, which may have adverse consequences to these companies and to us as an investor. These companies may be subject to restrictive financial and operating covenants and the leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to take advantage of business opportunities may be limited. Further, a leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.
Concentrated Portfolio Companies in Certain Industries. Our portfolio may be concentrated in a limited number of industries, provided that we will not concentrate more than 25% of our total assets in issuers that are part of the same industry or group of industries. Solely for purposes of the Fund’s fundamental policy relating to concentration, the Fund does not consider pooled investment vehicles to be an industry or group of industries, and will consider them to be issuers in a particular industry or group of industries to the extent a pooled vehicle’s investment strategy is explicitly focused on a specific industry or group of industries.  Except with respect to the foregoing, we determine the industry classifications for our investments as described under "Risks Associated With Industry Classifications of Investments" below.
A downturn in any industry in which we are meaningfully invested could significantly impact the aggregate returns we realize.
If an industry in which we have significant investments suffers from adverse business or economic conditions, as individual industries have historically experienced to varying degrees, a material portion of our investment portfolio could be affected adversely, which, in turn, could adversely affect our financial position and results of operations.
Additionally, investors in the Fund who independently are also investors in Blackstone Clients (as defined below) may be subject to more concentration risk given the potential exposure to the same underlying deals through multiple avenues.
Software Industry Risk. The revenue, income (or losses) and valuations of software and other technology-related companies, including companies focused on the development of artificial intelligence, can and often do fluctuate suddenly and dramatically. While the continued expansion of such companies may present opportunities, it may also lead to inflated or unstainable valuations for certain companies, particularly in the absence of consistent revenue or profitability. If valuations are not supported by long-term fundamentals, a correction in the market could result in substantial losses for our investments in the software industry. This risk is heightened in an environment where market sentiment and investor enthusiasm for artificial intelligence-driven innovation may outpace actual business performance of certain software and other technology-related companies, potentially creating valuation bubbles that could burst with broader economic or market shifts. See “— Technological or other innovations and industry disruptions may negatively impact us and our portfolio companies” and “—We and our portfolio companies may experience risk related to the use of artificial intelligence.”
In addition, because of rapid technological change, the average selling prices of software products have historically decreased over their productive lives. As a result, the average selling prices of software offered by our portfolio companies may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any securities that we may hold. Additionally, companies operating in the software industry are subject to vigorous competition, changing technology, changing client and end-consumer needs, evolving industry standards and frequent introductions of new products and services. Our portfolio companies in the software industry could compete with companies that are larger and could be engaged in a greater range of businesses or have greater financial, technical, sales or other resources than our portfolio companies do. Our portfolio companies could lose market share if their competitors introduce or acquire new products that compete with their software and related services or add new features to existing products. Any deterioration in the results of our portfolio companies due to competition or otherwise could, in turn, materially adversely affect our business, financial condition and results of operations.
Risks Related to Reinsurance-Related Securities. Reinsurance occurs when insurance-related companies share risk by purchasing insurance contracts from other insurers or reinsurers, thus limiting the total claim amount the original insurer or reinsurer would be responsible for in connection with a liability. Reinsurance involves the practice of insurers or reinsurers transferring portions of risk portfolios to other parties by agreement in order to reduce the likelihood of having to pay a large obligation resulting from an insurance claim. The intent of reinsurance is, among other things, for an insurance or reinsurance company to reduce the risks associated with underwritten policies by spreading risks across alternative institutions. The party seeking reinsurance is known as the ceding party. The party that accepts a portion of the potential obligation in exchange for a share of the insurance premium is known as the reinsurer.
The Fund invests in operating entities, including insurance-related companies and their related entities. The Fund will be subject to the risks of these entities, including the risk that the insurance-related liabilities of our insurance-related portfolio entities exceed the value of its assets and the Fund will lose all or a portion of the principal it has invested in the insurance-related portfolio entity. These risks could stem from changes in the annuities or insurance policies that are reinsured by the insurance-related portfolio company, interest rate changes or changes in the value of the assets held by the insurance-related portfolio company (or the assets held by the Cedant (as defined herein)) against its liabilities. For example if the obligations owed in respect of reinsured annuities grow at a higher rate than the insurance-related portfolio company’s assets, the insurance-related portfolio company may have poor returns, lose some or all of its capital reserves or be unable to meet its reinsurance obligations. There is no way to accurately predict material or adverse effects that may occur with respect to the insurance-related portfolio company’s assets or liabilities and because of this significant uncertainty, reinsurance-related securities carry a high degree of risk.
Undervalued Investments. The Fund’s investment strategy with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or through a CLO) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” or “discounted” prices. Purchasing interests at what may appear to be “undervalued” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that investments can be acquired or realized at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of the Adviser. In addition, there can be no assurance that current market conditions may not deteriorate during the life of the Fund, which could have a materially adverse effect on the assets of the Fund. Actual or perceived trends in real estate or debt markets do not guarantee, predict or forecast future events, which may differ significantly from those implied by such trends.
Investments in Large Private U.S. Borrowers. Investing in originated assets made to large private U.S. borrowers may result in us underperforming in other segments of the market, particularly during times of economic expansion, because large private U.S. borrowers may be less responsive to competitive challenges and opportunities in the financial markets. As a result, our value may not rise at the same rate, if at all, as other funds that invest in smaller market capitalization companies that are more capable of responding to economic and industrial changes.
Investments in Private Companies. Investments in private companies involve a number of significant risks, any one of which could have a material adverse effect on the Fund’s operating results. These risks include that:
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these companies may have limited financial resources and may be unable to meet their obligations under their debt securities that we hold, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of us realizing on any guarantees we may have obtained in connection with our investment;

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these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tends to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

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these companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on our portfolio company and, in turn, on us;

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these companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, our executive officers, Trustees and members of the Adviser may, in the ordinary course of business, be named as defendants in litigation arising from our investments in the portfolio companies; and

•	these companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Realization of Gains from Equity Investments. Certain investments that we may make could include warrants or other equity securities. In addition, we may make direct equity investments in portfolio companies. Our goal is ultimately to realize gains upon our disposition of such equity interests. However, the equity interests we receive may not appreciate in value and, in fact, may decline in value. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience. We also may be unable to realize any value if a portfolio company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow us to sell the underlying equity interests. We intend to seek puts or similar rights to give us the right to sell our equity securities back to the portfolio company issuer. We may be unable to exercise these put rights for the consideration provided in our investment documents if the issuer is in financial distress.
Privately-held Companies and the Lack of Available Information About These Companies. We invest primarily in privately-held companies. Investments in private companies pose significantly greater risks than investments in public companies. First, private companies have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress. Second, the depth and breadth of experience of management in private companies tends to be less than that at public companies, which makes such companies more likely to depend on the management talents and efforts of a smaller group of persons and/or persons. Therefore, the decisions made by such management teams and/or the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on our investments and, in turn, on us. Third, the investments themselves tend to be less liquid. As such, we may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of our target portfolio companies may affect our investment returns. Fourth, limited public information generally exists about private companies. Fifth, these companies may not have third-party debt ratings or audited financial statements. We must therefore rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in these companies. The Adviser typically assesses an investment in a portfolio company based on the Adviser’s estimate of the portfolio company’s earnings and enterprise value, among other things, and these estimates may be based on limited information and may otherwise be inaccurate, causing the Adviser to make different investment decisions than it may have made with more complete information. These private companies and their financial information are not subject to the Sarbanes-Oxley Act and other rules that govern public companies. If we are unable to uncover all material information about these companies, we may not make a fully informed investment decision, and we may lose money on our investments.
Investments in Securities or Assets of Publicly-Traded Companies. We may invest a portion of our portfolio in publicly-traded assets. For example, it is not expected that we will be able to negotiate additional financial covenants or other contractual rights, which we might otherwise be able to obtain in making privately negotiated investments. In addition, by investing in publicly-traded securities or assets, we will be subject to U.S. federal and state securities laws, as well as non-U.S. securities laws, that may, among other things, restrict or prohibit our ability to make or sell an investment. Moreover, we may not have the same access to information in connection with investments in public securities, either when investigating a potential investment or after making an investment, as compared to privately negotiated investments. Furthermore, we may be limited in our ability to make investments and to sell existing investments in public securities because the Fund may be deemed to have material, non-public information regarding the issuers of those securities or as a result of other internal policies. The inability to sell public securities in these circumstances could materially adversely affect our investment results. In addition, an investment may be sold by us to a public company where the consideration received is a combination of cash and stock of the public company, which may, depending on the securities laws of the relevant jurisdiction, be subject to lock-up periods.
Lack of Liquidity. We generally invest in companies whose securities are not publicly-traded or actively traded on the secondary market, and whose securities are subject to legal and other restrictions on resale or will otherwise be less liquid than publicly-traded securities. The illiquidity of certain of our investments may make it difficult for us to sell these investments when desired. In addition, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we had previously recorded these investments. The reduced liquidity of our investments may make it difficult for us to dispose of them at a favorable price, and, as a result, we may suffer losses.
Follow-On Investments. After our initial investment in a portfolio company, we may be called upon from time to time to provide additional funds to such company or have the opportunity to increase our investment through the exercise of a warrant to purchase shares. There is no assurance that we will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on our part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for us to increase our participation in a successful operation or may reduce the expected return on the investment.
Original Issue Discount and Payment-in-Kind Instruments. To the extent that we invest in original issue discount or payment-in-kind (“PIK”) instruments and the accretion of original issue discount or PIK interest income constitutes a portion of our income, we will be exposed to risks associated with the requirement to include such non-cash income in taxable and accounting income prior to receipt of cash, including the following:
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the higher interest rates on PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans;

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original issue discount and PIK instruments may have unreliable valuations because the accruals require judgments about collectability of the deferred payments and the value of any associated collateral;

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an election to defer PIK interest payments by adding them to the principal on such instruments increases our future investment income which increases our net assets and, as such, increases the Adviser’s future base management fees which, thus, increases the Adviser’s future income incentive fees at a compounding rate;

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market prices of PIK instruments and other zero-coupon instruments are affected to a greater extent by interest rate changes, and may be more volatile than instruments that pay interest periodically in cash. While PIK instruments are usually less volatile than zero-coupon debt instruments, PIK instruments are generally more volatile than cash pay securities;

•	the deferral of PIK interest on an instrument increases the loan-to-value ratio, which is a measure of the riskiness of a loan, with respect to such instrument;
•	even if the conditions for income accrual under GAAP are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan;
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for accounting purposes, cash distributions to investors representing original issue discount income do not come from paid-in capital, although they may be paid from the offering proceeds. Thus, although a distribution of original issue discount income may come from the cash invested by investors, the 1940 Act does not require that investors be given notice of this fact;

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the required recognition of original issue discount or PIK interest for U.S. federal income tax purposes may have a negative impact on liquidity, as it represents a non-cash component of our investment company taxable income that may require cash distributions to shareholders in order to qualify for and maintain our tax treatment as a RIC; and

•	original issue discount may create a risk of non-refundable cash payments to the Adviser based on non-cash accruals that may never be realized.
TRS Agreements. A total return swap (“TRS”) is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the assets underlying the TRS, which may include a specified security, basket of securities or securities indices during a specified period, in return for periodic payments based on a fixed or variable interest rate. A TRS effectively adds leverage to a portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Because of the unique structure of a TRS, a TRS often offers lower financing costs than are offered through more traditional borrowing arrangements. The Fund would typically have to post collateral to cover this potential obligation. To the extent the Fund complies with the applicable requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the leverage incurred through TRS will not be considered a borrowing for purposes of the Fund’s overall leverage limitation.
A TRS is subject to market risk, liquidity risk and risk of imperfect correlation between the value of the TRS and the loans underlying the TRS. In addition, we may incur certain costs in connection with the TRS that could in the aggregate be significant. A TRS is also subject to the risk that a counterparty will default on its payment obligations thereunder or that we will not be able to meet our obligations to the counterparty.
Repurchase Agreements Risk. Subject to our investment objectives and policies, we may invest in repurchase agreements as a buyer for investment and/or cash management purposes. Repurchase agreements typically involve the acquisition by us of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that we will sell the securities back to the institution at a fixed time in the future. We do not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, we could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which we seek to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, we generally will seek to liquidate such collateral. However, the exercise of our right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, we could suffer a loss.
Reverse Repurchase Agreements Risk. Subject to our investment objectives and policies, we invest in repurchase agreements as a seller, also known as a “reverse repurchase agreement.” Our use of reverse repurchase agreements involves many of the same risks involved in our use of leverage, as the proceeds from reverse repurchase agreements are generally invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that we have sold but remain obligated to repurchase. In addition, there is a risk that the market value of the securities we retain may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, we may be adversely affected. Also, in entering into reverse repurchase agreements, we bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions, the Fund’s NAV will decline, and, in some cases, we may be worse off than if we had not used such instruments.
Securities Lending Agreements. We may from time to time make secured loans of our marginable securities to brokers, dealers and other financial institutions if our asset coverage, as defined in the 1940 Act, is at or above 150% immediately after each such loan. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to brokers and other financial institutions that are believed by the Adviser to be of high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. government securities, cash or cash equivalents (e.g., negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. If the Fund enters into a securities lending arrangement, the Adviser, as part of its responsibilities under the Investment Advisory Agreement, will invest the Fund’s cash collateral in accordance with the Fund’s investment objectives and strategies. The Fund will pay the borrower of the securities a fee based on the amount of the cash collateral posted in connection with the securities lending program. The borrower will pay to the Fund, as the lender, an amount equal to any dividends or interest received on the securities lent.
The Fund may invest the cash collateral received only in accordance with its investment objectives, subject to the Fund’s agreement with the borrower of the securities. In the case of cash collateral, the Fund expects to pay a rebate to the borrower. The reinvestment of cash collateral will result in a form of effective leverage for the Fund.
Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, will retain the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. When engaged in securities lending, the Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of interest through investment of cash collateral by the Fund in permissible investments.
Credit Default Swaps. We may from time to time enter into credit default swaps or other derivative transactions that seek to modify or replace the investment performance of a particular reference security or other asset. These transactions are typically individually negotiated, non-standardized agreements between two parties to exchange payments, with payments generally calculated by reference to a notional amount or quantity. Swap contracts and similar derivative contracts are not traded on exchanges; rather, banks and dealers act as principals in these markets. These investments may present risks in excess of those resulting from the referenced security or other asset. Because these transactions are not an acquisition of the referenced security or other asset itself, the investor has no right directly to enforce compliance with the terms of the referenced security or other asset and has no voting or other consensual rights of ownership with respect to the referenced security or other asset. In the event of insolvency of a counterparty, we will be treated as a general creditor of the counterparty and will have no claim of title with respect to the referenced security or other asset.
A credit default swap is a contract in which one party buys or sells protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring during a specified period. Generally, if we sell credit protection using a credit default swap, we will receive fixed payments from the swap counterparty and if a credit event occurs with respect to the applicable issuer, we will pay the swap counterparty par for the issuer’s defaulted debt securities and the swap counterparty will deliver the defaulted debt securities to us. Generally, if we buy credit protection using a credit default swap, we will make fixed payments to the counterparty and if a credit event occurs with respect to the applicable issuer, we will deliver the issuer’s defaulted securities underlying the swap to the swap counterparty and the counterparty will pay us par for the defaulted securities. Alternatively, a credit default swap may be cash settled and the buyer of protection would receive the difference between the par value and the market value of the issuer’s defaulted debt securities from the seller of protection.
Credit default swaps are subject to the credit risk of the underlying issuer. If we are selling credit protection, there is a risk that we will not properly assess the risk of the underlying issuer, a credit event will occur and we will have to pay the counterparty. If we are buying credit protection, there is a risk that we will not properly assess the risk of the underlying issuer, no credit event will occur and we will receive no benefit for the premium paid.
A derivative transaction is also subject to the risk that a counterparty will default on its payment obligations thereunder or that we will not be able to meet our obligations to the counterparty. In some cases, we may post collateral to secure our obligations to the counterparty, and we may be required to post additional collateral upon the occurrence of certain events such as a decrease in the value of the reference security or other asset. In some cases, the counterparty may not collateralize any of its obligations to us. Derivative investments effectively add leverage to a portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. In addition to the risks described above, such arrangements are subject to risks similar to those associated with the use of leverage.
Certain categories of credit default swaps are subject to mandatory clearing, and more categories may be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations (including, but not limited to, financial obligations and legal obligations to segregate margins collected by the clearing house) to the Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter derivatives are considered as part of the value at risk provisions of Rule 18f-4. See “Risks Related to Debt Financing.”
Hedging Risks. We may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. These financial instruments may be purchased on exchanges or may be individually negotiated and traded in over-the-counter markets. Use of such financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase our losses. Further, hedging transactions may reduce cash available to pay distributions to our shareholders. The Dodd-Frank Act (as defined above) could adversely impact an issuer’s ability to hedge risks associated with the Fund’s investments.
Highly Volatile Markets; FX Risk. Price movements of forwards, futures, derivative contracts and other financial instruments in which the Fund’s assets may be invested can be highly volatile and are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene in certain markets, directly and by regulation, particularly in currencies, futures and options. Such intervention is often intended to directly influence prices and may, together with other factors, cause some or all of these markets to move rapidly in the same direction. The effect of such intervention is often heightened by a group of governments acting in concert.
Prepayment Risk. We are subject to the risk that the investments we make in our portfolio companies may be repaid prior to maturity. When this occurs, we will generally reinvest these proceeds in temporary investments, pending their future investment in new portfolio companies. These temporary investments will typically have substantially lower yields than the debt being prepaid and we could experience significant delays in reinvesting these amounts. Any future investment in a new portfolio company may also be at lower yields than the debt that was repaid. As a result, our results of operations could be materially adversely affected if one or more of our portfolio companies elect to prepay amounts owed to us. Additionally, prepayments, net of prepayment fees, could negatively impact our return on equity.
Joint Ventures. From time to time, we may hold a portion of our investments through partnerships, joint ventures, securitization vehicles or other entities with third-party investors (collectively, “joint ventures”). Joint venture investments involve various risks, including risks similar to those associated with a direct investment in a portfolio company, the risk that we will not be able to implement investment decisions or exit strategies because of limitations on our control under applicable agreements with joint venture partners, the risk that a joint venture partner may become bankrupt or may at any time have economic or business interests or goals that are inconsistent with those of the Fund, the risk that a joint venture partner may be in a position to take action contrary to the Fund’s objectives, the risk of liability based upon the actions of a joint venture partner and the risk of disputes or litigation with such partner and the inability to enforce fully all rights (or the incurrence of additional risk in connection with enforcement of rights) one partner may have against the other, including in connection with foreclosure on partner loans, because of risks arising under state law. Our ability to exercise control or significant influence over management in these cooperative efforts will depend upon the nature of the joint venture arrangement, and certain joint venture arrangements may pose risks of impasse if no single party controls the joint venture, including the risk that we will not be able to implement investment decisions or exit strategies because of limitations on our control under applicable agreements with joint venture partners. In addition, we may, in certain cases, be liable for actions of our joint venture partners. The joint ventures in which we participate may sometimes be allocated investment opportunities that might have otherwise gone entirely to the Fund, which may reduce our return on equity. Additionally, our joint venture investments may be held on an unconsolidated basis and at times may be highly leveraged. Such leverage would not count toward the investment limits imposed on us by the 1940 Act. If an investment in an unconsolidated joint venture were to be consolidated for any reason, the leverage of such joint venture could impact our ability to maintain the minimum coverage ratio of total assets to total borrowings and other senior securities required under the 1940 Act, which have an effect on our operations and investment activities. See “Leverage Risk.”
Subsidiaries Risk. The Fund currently invests in entities and may in the future invest in additional entities (1) that will be primarily controlled by the Fund; and (2) that primarily engage in investment activities in securities or other assets (each such entity, a “Subsidiary”). A Subsidiary is “primarily controlled” by a fund when (a) the registered fund controls the unregistered entity within the meaning of Section 2(a)(9) of the 1940 Act; and (b) the registered fund’s control of the unregistered entity is greater than that of any other person. In addition, the Fund does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned or majority-owned by the Fund. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole member or shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund.
The Fund does not expect that any Subsidiary will be required to register as an investment company under the 1940 Act. The Fund expects that any investment advice provided by an investment adviser to a Subsidiary of the Fund would be provided by the Fund’s investment adviser and the Board of Trustees will consider any investment advisory services provided to a Subsidiary of the Fund in connection with the Board of Trustees’ annual consideration of the Fund’s investment advisory agreement. Any investment advisory agreement for a Subsidiary will comply with Section 15 of the 1940 Act, including that (i) such investment advisory agreement will be approved by the Board of Trustees and (ii) such investment advisory agreement between the Subsidiary and its investment adviser will be filed as an exhibit to the Registration Statement.
The Fund will comply with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with any Subsidiary. Any Subsidiary also would comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.
Risks Associated With Investing Alongside Other Third Parties. We may invest in joint ventures alongside third parties through joint ventures, partnerships or other entities in the future. Such investments may involve risks not present in investments where a third party is not involved, including the possibility that such third party may at any time have economic or business interests or goals which are inconsistent with ours, or may be in a position to take action contrary to our investment objectives. In addition, we may in certain circumstances be liable for actions of such third party.
More specifically, joint ventures involve a third party that has approval rights over activity of the joint venture. The third party may take actions that are inconsistent with our interests. For example, the third party may decline to approve an investment for the joint venture that we otherwise want the joint venture to make. A joint venture may also use investment leverage which magnifies the potential for gain or loss on amounts invested. Generally, the amount of borrowing by the joint venture is not included when calculating our total borrowing and related leverage ratios and is not subject to asset coverage requirements imposed by the 1940 Act. If the activities of the joint venture were required to be consolidated with our activities because of a change in GAAP rules or SEC staff interpretations, it is likely that we would have to reorganize any such joint venture.
Syndications. From time to time, we may make an investment with the expectation of offering a portion of its interests therein as a co-investment opportunity to third-party investors. There can be no assurance that we will be successful in syndicating any such co-investment, in whole or in part, that the closing of such co-investment will be consummated in a timely manner, that any syndication will take place on terms and conditions that will be preferable for the Fund or that expenses incurred by us with respect to any such syndication will not be substantial. In the event that we are not successful in syndicating any such co-investment, in whole or in part, we may consequently hold a greater concentration and have more exposure in the related investment than initially was intended, which could make the Fund more susceptible to fluctuations in value resulting from adverse economic and/or business conditions with respect thereto. Moreover, an investment by the Fund that is not syndicated to co-investors as originally anticipated could significantly reduce our overall investment returns.
Wide Range of Investment Techniques. The Adviser may employ investment techniques or invest in instruments that it believes will help achieve our investment objectives, whether or not such investment techniques or instruments are specifically defined herein, so long as such investments are consistent with our investment strategies and objectives and subject to applicable law. Such investment techniques or instruments may not be thoroughly tested in the market before being employed and may have operational or theoretical shortcomings which could result in unsuccessful investments and, ultimately, losses to us. In addition, any such investment technique or instrument may be more speculative than other investment techniques or instruments specifically described herein and may involve material and unanticipated risks. There can be no assurance that the Adviser will be successful in implementing any such investment technique. Furthermore, the diversification and type of investments may differ substantially from our prior investments.
Risks Associated With Industry Classifications of Investments. We determine the industry classifications for our  investments by applying the sector and industry classifications of the Global Industry Classification Standard (“GICS®”) developed by MSCI Inc. In applying the GICS® methodology, we take into account a variety of factors, including the source of the issuer's revenues, other recognized market indexes or rating group indexes and/or other factors that the Adviser deems relevant. The ultimate GICS® Level 3 industry classification we use for an issuer is subject to discretion on the part of the Adviser. In addition, industry classifications may change over time as an issuer's business evolves. Other funds or advisers may utilize classification methodologies other than GICS®. In addition, the Adviser may classify an issuer differently than, and may (or may not) change an issuer's classification at the same time as, other funds or advisers.
Significant Risk Transfer Securities. SRT securities, or other similar synthetic instruments, typically enable a bank, other financial institution or issuer to transfer the credit risk associated with a pool of underlying obligations (or “reference assets”) to investors, such as us, and are subject to, among other risks, the credit risks associated with the applicable reference assets. In connection with an investment in SRT securities or other similar synthetic instruments, we may have a contractual relationship only with the counterparty of such synthetic instrument, and not with the reference obligor of the reference asset. Accordingly, we generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will we have any rights of setoff against the reference obligor or rights with respect to the reference asset. We will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, we may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset. SRT transactions are typically linked to a first-loss or mezzanine tranche of a larger portfolio; accordingly, an exposure to that portfolio would be leveraged.
The Fund or its portfolio companies may utilize regulatory capital trades by taking on the risks associated with potential bank losses in exchange for a fee. After engaging in such a trade, in the event of a default, the Fund or its portfolio companies could lose some or all of its investments. The risk remains the same even if the bank involved in the relevant trade is insured.
Asset Backed Securities. The Fund will invest (including in “equity” or residual tranches) in ABS and other securitizations, which are generally limited recourse obligations of a special purpose vehicle issuer of such instruments (“Securitization Vehicles”) payable solely from the underlying assets (“Securitization Assets”) of the issuer or proceeds thereof. Consequently, holders of equity or other securities issued by Securitization Vehicles must rely solely on distributions on the Securitization Assets or proceeds thereof for payment in respect thereof. The Securitization Assets may include, without limitation, broadly-syndicated leveraged loans, middle-market bank loans, collateralized debt obligation debt tranches, trust preferred securities, insurance surplus notes, asset-backed securities, consumer loans, other receivables, mortgages, real estate investment trusts, high yield bonds, mezzanine debt, second-lien leverage loans, credit default swaps and emerging market debt and corporate bonds, which are subject to liquidity, market value, credit, interest rate, reinvestment and certain other risks.
The investment characteristics of ABS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal can generally be prepaid at any time because the underlying loans or other assets generally can be prepaid at any time.
The collateral supporting ABS is generally of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The market value of an ABS is affected by changes in the market’s perception of the asset backing the ABS and the creditworthiness of the servicer for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
The value of ABS, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. The price paid by the Fund for such securities, the yield the Fund expects to receive from such securities and the average life of such securities are based on a number of unpredictable factors, including the anticipated rate of prepayment of the underlying assets, and are therefore subject to the risk that the asset-backed security will lose value. ABS are also subject to the general risks associated with investing in physical assets such as real estate; that is, they could lose value if the value of the underlying asset declines.
Holders of ABS bear various other risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks.
Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the ABS. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit-review scrutiny to the underlying collateral, leading to a higher incidence of defaults.
Market risk arises from the cash flow characteristics of the ABS, which for most ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor in the event that credit losses in the portfolio rise well above expected levels.
Interest rate risk arises for the issuer from (x) the pricing terms on the underlying collateral, (y) the terms of the interest rate paid to holders of the ABS and (z) the need to mark to market the excess servicing or spread account proceeds carried on the issuing vehicle’s balance sheet. For the holder of the security, interest rate risk depends on the expected life of the ABS, which can depend on prepayments on the underlying assets or the occurrence of wind-down or termination events. If the servicer becomes subject to financial difficulty or otherwise ceases to be able to carry out its functions, it could be difficult to find other acceptable substitute servicers and cash flow disruptions or losses can occur, particularly with underlying collateral comprised of non-standard receivables or receivables originated by private retailers who collect many of the payments at their stores.
Structural and legal risks include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), a court having jurisdiction over the proceeding could determine that, because of the degree to which cash flows on the assets of the issuing vehicle potentially have been commingled with cash flows on the originator’s other assets (or similar reasons), (a) the assets of the issuing vehicle could be treated as never having been truly sold by the originator to the issuing vehicle and could be substantively consolidated with those of the originator, or (b) the transfer of such assets to the issuer could be voided as a fraudulent transfer. The time and expense related to a challenge of such a determination also could result in losses and/or delayed cash flows.
In addition, investments in subordinated ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks can be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities in an ABS issue generally absorb all losses from default before any other class of securities in such issue is at risk, particularly if such securities have been issued with little or no credit enhancement equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
Another risk associated with ABS is that the collateral that secures an ABS, such as credit card receivables, could be unsecured. In the case of credit card receivables, debtors are additionally entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. For ABS that are backed by automobile receivables, such ABS pose a risk because most issuers of such ABS permit the servicers to retain possession of the underlying obligations. Because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS potentially will not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral will not, in some cases, be available to support payments on these securities. As the foregoing shows, an underlying risk of investing in ABS is the dependence on debtors to timely pay their consumer loans.
In the case of ABS structured using Securitization Vehicles, Securitization Assets are typically actively managed by an investment manager, which may be the Adviser or its affiliates, and as a result, the Securitization Assets will be traded, subject to rating agency and other constraints, by such investment manager. The aggregate return on these equity securities will depend in part upon the ability of each such investment manager to actively manage the related portfolio of Securitization Assets.
The Fund’s investment strategies with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or through an asset backed security) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” prices. Purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of the Adviser.
Whole Loan Securitizations. The Fund may be expected to securitize one or more loans to generate cash. Securitizing such loan or loans typically involves the creation of a wholly owned entity, the contribution of such loan or pool of loans to the entity and the issuance by the entity of securities or tranched loans to purchasers who would be expected to be willing to accept a substantially lower interest rate than the loans earn. The Fund generally expects to retain all or a portion of the equity in any such securitized loan or pool of loans and its retained equity would be exposed to any losses on such loans before any of the debt securities would be exposed to such losses. The investment manager and its affiliates will often be in a position to determine whether assets should be placed into a whole loan securitization or whether the Fund and Other Clients should acquire such loans or other instruments directly, which can also create the potential for conflicts of interest as the Adviser and its affiliates manage Other Clients with Investment Guidelines that do not permit such Other Clients to invest in whole loan securitizations. There can be no assurance that the Adviser will determine to seek to securitize assets in a manner that ensures that the Fund will be eligible to participate (or that such securitization will occur successfully) and the Adviser is permitted to make different determinations in good faith whether to seek to securitize certain assets which determination may differ from determinations to not securitize similar assets.
Revolving Credit Facilities. The Fund is permitted to invest in funded and unfunded revolving credit facilities (“Revolvers”). In some cases, the Fund will need to acquire a Revolver in order to participate in the term loan associated with such Revolver. In such scenarios, it is possible that the Revolver will not be drawn on unless the applicable Revolver borrower enters a period of financial distress, is pursuing an acquisition or utilizes the Revolver for working capital needs and/or for one or more non-ordinary course reasons. The commitment will be reduced by the amount of the Fund’s investment in a Revolver, regardless of whether the Revolver is drawn upon, which will reduce the Fund’s available capital for purposes of being allocated other investment opportunities. Revolvers can generally be drawn on short notice. In addition, prediction of Revolver utilization is inherently subjective and might not take into account changes in credit quality and changes in cash flow, including working capital fluctuation and acquisition activity. While higher than expected utilization increases the current income of the Fund, it can also lower returns to the extent that the Fund needs to call capital to satisfy borrowing requests and will increase the Fund’s exposure to defaults by the borrower under the Revolver. There are also operating and financial risks of Revolver borrowers, as Revolver borrowers could deteriorate as a result of, among other factors, an adverse development in their business, a change in their competitive environment, or an economic downturn. As a result, Revolver borrowers that the Fund had expected to be stable could operate at a loss or have significant variations in operating results, could require substantial additional capital to support their operations or to maintain their competitive positions, or could otherwise have a weak financial condition or be experiencing financial distress. All of the foregoing could result in higher than expected draws on Revolvers and/or the inability of any Revolver borrower to repay any existing draws on such Revolver. Furthermore, the capital structure of a Revolver borrower that is subject to leverage will increase the exposure of such Revolver borrower to adverse economic factors (such as rising interest rates, changes in commodity prices, downturns in the economy or a deterioration in the condition of such Revolver borrower), each of which could impair such underlying Revolver borrower’s ability to finance its future operations and capital needs and could result in the imposition of restrictive financial and operating covenants or increase the risk of defaults by such Revolver borrower under a Revolver. If any such factors cause or contribute to such Revolver borrower’s inability to generate sufficient cash flow to meet principal and/or interest payments on its indebtedness or similar payments or obligations under any Revolver, such Revolver borrower’s flexibility to respond to changing business and economic conditions could be constrained materially and could increase the risk of default and/or insolvency and the value of Revolvers could be significantly reduced or even eliminated, and potentially resulting in the returns to the Fund being lower than would otherwise have been the case.
An additional concern in acquiring a Revolver is the possibility of material misrepresentation or omission on the part of the Revolver seller, the Revolver borrower or other credit support providers, or breach of covenant by any such parties. Such inaccuracy or incompleteness or breach of covenants could adversely affect the valuation of the collateral underlying the loans or the ability of the Revolver lenders to perfect or effectuate a lien on the collateral securing the loan or the Fund’s ability to otherwise realize on or avoid losses in respect of the investment. The Adviser will rely upon the accuracy and completeness of representations made by any such parties to the extent reasonable, but cannot guarantee such accuracy or completeness.
Distressed Investments; Restructurings. The Fund may make investments in companies that subsequently become distressed. Certain of the Fund’s investments may, therefore, include specific investments in companies that become highly leveraged, with significant burdens on cash flow, and, therefore, involve a high degree of financial risk. The Fund’s investments will mostly be privately originated and illiquid, but may include liquid or publicly traded securities. Such investments may be considered speculative and subject to a high degree of risk and the ability of the relevant issuers to pay their debts on schedule could be adversely affected by interest rate movements, changes in the general economic climate or the economic factors affecting a particular industry, or specific developments within such companies. Investments in companies operating in workout or bankruptcy modes also present additional legal risks, including fraudulent conveyance, voidable preference and equitable subordination risks. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action.
Distressed/Defaulted Securities. The Fund may invest in the securities of companies that subsequently become involved in bankruptcy proceedings, reorganizations or financial restructurings, and that may face pending covenant violations or significant debt maturities. In such a case, the Adviser, on behalf of the Fund, may have a more active participation in the affairs of such issuers than is generally assumed by the Fund. Such investments could, in certain circumstances, subject the Fund to certain additional potential liabilities, which may exceed the value of the Fund’s original investment therein. For example, under certain circumstances, a lender who has inappropriately exercised control over the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. Furthermore, such investments could also subject the Fund to litigation risks or prevent the Fund from disposing of securities. In any reorganization or liquidation proceeding relating to a portfolio company or Investment, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. In addition, under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment, or similar transaction under applicable bankruptcy and insolvency laws. As more fully discussed below, in a bankruptcy or other proceeding, the Fund as a creditor may be unable to enforce its rights in any collateral or may have its security interest in any collateral challenged or disallowed, and its claims may be subordinated to the claims of other creditors.
The market for distressed securities is expected to be less liquid than the market for securities of companies that are not distressed. A substantial length of time may be required to liquidate investments in securities that become distressed. Furthermore, at times, a major portion of an issue of distressed securities may be held by relatively few investors, and the market may be limited to a narrow range of potential counterparties, such as other financial institutions that become distressed. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Adviser may find it more difficult to sell such securities on behalf of the Fund when the Adviser believes it advisable to do so or may only be able to sell such securities at a loss. The Adviser may also find it more difficult to determine the fair market value of distressed securities for purposes of computing the Fund’s net asset value. In some cases, the Fund may be prohibited by contract from selling its investments for a period of time.
Bankruptcy and Other Proceedings. The Fund may invest in the securities of companies, and/or relevant guarantors thereof, that subsequently become (or in limited cases, are) involved in bankruptcy and other similar proceedings. When a company seeks relief under the U.S. Bankruptcy Code (or has a petition filed against it), an automatic stay prevents all entities, including creditors, from foreclosing or taking other actions to enforce claims, perfect liens or reach collateral securing such claims. Creditors who have claims against the company prior to the date of the bankruptcy filing must petition the court to permit them to take any action to protect or enforce their claims or their rights in any collateral. Such creditors may be prohibited from doing so if the court concludes that the value of the property in which the creditor has an interest will be “adequately protected” during the proceedings. If the bankruptcy court’s assessment of adequate protection is inaccurate, a creditor’s collateral may be wasted without the creditor being afforded the opportunity to preserve it. Thus, even if the Fund holds a secured claim, it may be prevented from collecting the liquidation value of the collateral securing its debt, unless relief from the automatic stay is granted by the court. If relief from stay is not granted, the Fund may not realize a distribution on account of its secured claim until a plan of reorganization or liquidation for the debtor is confirmed. Bankruptcy proceedings can involve substantial legal, professional and administrative costs to the portfolio company and the Fund, and during the process the portfolio company’s competitive position may erode, key management personnel may depart and the company may not be able to invest adequately. Although the Adviser intends to invest the Fund’s assets primarily in debt, the debt of companies in financial reorganization will, in most cases, not pay current interest, may not accrue interest during reorganization and may be adversely affected by an erosion of the issuer’s fundamental value. Such investments can result in a total loss of principal. Bankruptcy proceedings are inherently litigious, time consuming, highly complex and driven extensively by facts and circumstances, which can result in challenges in predicting outcomes. The equitable power of bankruptcy judges (as more fully described below) also can result in uncertainty as to the ultimate resolution of claims.
Security interests held by creditors are closely scrutinized and frequently challenged in bankruptcy proceedings and may be invalidated for a variety of reasons. For example, security interests may be set aside because, as a technical matter, they have not been perfected properly under the Uniform Commercial Code or other applicable law. If a security interest is invalidated, the secured creditor loses the value of the collateral and, because loss of the secured status causes the claim to be treated as an unsecured claim, the holder of such claim will be more likely to experience a significant loss of its investment. There can be no assurance that the security interests securing the Fund’s claims will not be challenged vigorously and found defective in some respect, or that the Fund will be able to prevail against any such challenge.
Moreover, debt may be disallowed or subordinated to the claims of other creditors if the creditor is found to have engaged in certain inequitable conduct resulting in harm to other parties with respect to the affairs of a company filing for protection from creditors under the U.S. Bankruptcy Code. In addition, creditors’ claims may be treated as equity if they are deemed to be contributions to capital, or if a creditor attempts to control the outcome of the business affairs of a company prior to its filing under the Bankruptcy Code. If a creditor is found to have interfered with the company’s affairs to the detriment of other creditors or shareholders, the creditor may be held liable for damages to injured parties. While the Adviser will attempt to avoid taking the types of action that would lead to equitable subordination or creditor liability, there can be no assurance that such claims will not be asserted. In addition, if representation on an unsecured creditors’ committee of a company causes the Fund, the Adviser or Blackstone or its affiliates to be deemed a fiduciary for all general unsecured creditors, the securities of such company held in an account may become restricted securities, which are not freely tradable.
While the challenges to liens and debt described above normally occur in a bankruptcy proceeding, the conditions or conduct that would lead to an attack in a bankruptcy proceeding could in certain circumstances result in actions brought by other creditors of the debtor, shareholders of the debtor or even the debtor itself in other state or U.S. federal proceedings, including pursuant to state fraudulent transfer laws. As is the case in a bankruptcy proceeding, there can be no assurance that such claims will not be asserted or that the Adviser or the Fund will be able successfully to defend against them. To the extent that the Adviser or the Fund assumes an active role in any legal proceeding involving the debtor, the Fund may be prevented from disposing of securities issued by such debtor due to such person’s possession of material, non-public information concerning such debtor.
In certain protective situations, companies in which the Fund has invested or to which the Fund has extended loans may file for protection under Chapter 11 of the U.S. Bankruptcy Code. These debtor-in-possession or “DIP” loans are most often revolving working-capital or term loan facilities put into place at the outset of a Chapter 11 case to provide the debtor with both immediate cash and the ongoing working capital that will be required during the reorganization process. While such loans are generally less risky than many other types of loans as a result of their seniority in the debtor’s capital structure and because their terms have been approved by a U.S. federal bankruptcy court order, it is possible that the debtor’s reorganization efforts may fail and the proceeds of the ensuing liquidation of the DIP lender’s collateral might be insufficient to repay in full the DIP loan.
In addition, companies located in non-U.S. jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such non-U.S. laws and regulations do not provide the Fund with equivalent rights and privileges necessary to promote and protect its interest in any such proceeding, the Fund’s investments in any such companies may be adversely affected. For example, bankruptcy law and process in a non-U.S. jurisdiction may differ substantially from that in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain.
“High Grade” Credit Investments. The Fund’s assets are also expected to be invested in investments relating to “high-grade” or “investment grade” debt or debt instruments determined by the Adviser to be of reasonably high credit quality. Such investments are not immune from the credit risks associated with credit instruments that are not “high-grade” or “investment grade” and may subsequently become non-investment grade as a result of financial difficulties encountered by the issuers or borrowers or otherwise as a result of market conditions in the credit and interest rate markets and prevailing monetary and fiscal policies enacted by governments and monetary authorities. No assurance can be made with respect to recovery of principal or timely payment of interest payments, or that losses may not otherwise be incurred in respect of the Fund even to the extent invested in “high grade” or “investment grade” credit investments.
Failure of Servicers to Effectively Service Loans. The failure of servicers to effectively service the loans and/or pools thereof in which the Fund has an investment would materially and adversely affect the Fund. Most loans and securitizations thereof require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. The servicer’s quality is of significant importance in the management of loans (or pools thereof) and default issues related thereto. In the case of pools of securitized loans, servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest payments may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss may be greater than the outstanding principal balance of that loan.
Adjustments to Terms of Investments. The terms and conditions of the loan agreements and related assignments may be amended, modified or waived only by the agreement of the lenders. Generally, any such agreement must include a majority or a supermajority (measured by outstanding loans or commitments) or, in certain circumstances, a unanimous vote of the lenders. Consequently, the terms and conditions of the payment obligation arising from loan agreements could be modified, amended or waived in a manner contrary to the preferences of the Fund, if a sufficient number of the other lenders concurred with such modification, amendment or waiver. There can be no assurance that any obligations arising from a loan agreement will maintain the terms and conditions to which the Fund originally agreed. Because the Fund may invest through participation interests and derivative securities, the Fund may not be entitled to vote on any such adjustment of terms of such agreements.
The exercise of remedies may also be subject to the vote of a specified percentage of the lenders thereunder. The Adviser will have the authority to cause the Fund to consent to certain amendments, waivers or modifications to the investments requested by obligors or the lead agents for loan syndication agreements. The Adviser may, in accordance with its investment management standards, cause the Fund to extend or defer the maturity, adjust the outstanding balance of any investment, reduce or forgive interest or fees, release material collateral or guarantees, or otherwise amend, modify or waive the terms of any related loan agreement, including the payment terms thereunder. The Adviser will make such determinations in accordance with its investment management standards. Any amendment, waiver or modification of an investment could adversely impact the Fund’s investment returns.
Participation on Creditors’ Committees. The Adviser is permitted to participate on unofficial “ad-hoc” or official creditors’ committees formed to negotiate the management of financially troubled companies that may or may not be in bankruptcy or the Adviser could seek to negotiate directly with the debtors with respect to restructuring issues. If the Adviser does join a creditors’ committee, whether official or unofficial, the participants of the committee would be interested in obtaining an outcome that is in their respective individual best interests and there can be no assurance of obtaining results most favorable to the Fund and Other Clients in such proceedings. By participating on such committees, the Adviser could be deemed to have duties to other creditors represented by the committees, which might expose the Adviser to liability to such other creditors who disagree with the Adviser’s actions. While the Adviser intends to comply with all applicable securities laws and to make judgments concerning restrictions on trading in good faith, the Adviser is permitted to invest in the company’s securities on behalf of the Fund and/or Other Clients while engaged in the company’s restructuring activities. Such investing creates a risk of litigation and liability that could cause the Fund to incur significant legal fees and potential losses.
High Yield Debt. The Fund may invest in debt securities that may be classified as “higher-yielding” (and, therefore, higher-risk) debt securities. In most cases, such debt will be rated below “investment grade” or will be unrated and will face both ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. The market for high yield securities has experienced periods of volatility and reduced liquidity. Securities in the lower rated categories and comparable non-rated securities are subject to greater risk of loss of principal and interest than higher rated and comparable non-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings or comparable non-rated securities in the case of deterioration of general economic conditions. High yield securities may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by all or substantially all of the issuer’s assets. High yield securities may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these debt securities may reflect individual corporate developments. General economic recession or a major decline in the demand for products and/or services in the industry in which the issuer operates would likely have a material adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities.
Investments in Underlying Investment Companies or BDCs Risk. Because the Fund invests in underlying investment companies or BDCs, a shareholder’s investment in the Fund will be affected by the investment policies and decisions of each underlying investment company in direct proportion to the amount of Fund assets that are invested in each underlying investment company. The securities of the underlying investment companies or BDCs in which the Fund invests or plans to invest may be illiquid. Subscriptions to purchase the securities of underlying investment companies or BDCs are typically subject to restrictions or delays. There is no regular market for interests in many underlying investment companies or BDCs or portfolio companies, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable underlying investment companies or BDCs or the board of the portfolio company, and could occur at a discount to the stated NAV. If the Adviser determines to cause the Fund to sell its interest in underlying investment companies or BDCs, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time, or to accept a lower price for a quick sale.
Some funds in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.
Because we are an acquiring fund under Rule 12d1-4 (as defined below), regulatory limitations may apply to our investments in registered investment companies and BDCs and may indirectly restrict the investment opportunities available to the acquired funds in which we invest.
The 1940 Act imposes restrictions on registered investment companies and certain other funds (collectively, “acquiring funds”) with respect to their investments in other registered investment companies or BDCs. Without relying on an exemption, an acquiring fund may not: (i) own more than 3% of the outstanding voting securities of any one registered investment company or BDC; (ii) invest more than 5% of its total assets in the securities of any single registered investment company or BDC; or (iii) invest more than 10% of its total assets in the securities of other registered investment companies or BDCs (collectively, the “3-5-10% Limitations”).
The SEC subsequently adopted Rule 12d1-4 (the “Rule”), which provides an exemption allowing certain acquiring funds, including the Fund, to invest in the securities of other registered investment companies or BDCs in excess of the 3-5-10% Limitations, subject to certain conditions.
Notably, if a fund’s shares are acquired by another investment company or BDC in reliance on the Rule, the acquired fund may not purchase or otherwise acquire the securities of an investment company or private fund if, immediately after the transaction, the aggregate value of such securities exceeds 10% of the acquired fund’s total assets, subject to certain exceptions. This restriction on acquired funds under the Rule limits the ability of acquired funds in which the Fund invests to invest in the securities of other investment companies or “private funds,” a term broadly defined by the Rule to include not only traditional private equity funds and hedge funds, but also a range of certain other investment vehicles and strategies.
Additionally, the Rule prohibits an acquiring fund from acquiring control of another investment company (other than one in the same group of investment companies as the acquiring fund), including by acquiring more than 25% of its voting securities. The Rule also imposes specific voting requirements when an acquiring fund’s ownership in another investment company (other than one in the same group of investment companies) exceeds certain thresholds.
Inflation-Linked Debt Securities Risk. Inflation-linked debt securities are structured to provide protection against inflation. The value of the principal or the interest income paid on an inflation-linked debt security is adjusted to track changes in an official inflation measure. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed debt securities. For securities that do not provide a similar guarantee, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation-linked debt securities is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. In general, the price of an inflation-linked debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may have no income at all from such investments. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-linked debt securities.
Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock, in each case, until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed income characteristics; and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. Generally, the amount of the premium decreases as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
Call Risk. There is a risk that issuers may exercise a right to redeem a fixed income security earlier than expected (a “call”). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.
Options and Warrants. While not expected, the Fund may buy or sell (“write”) both call options and put options, and when it writes options, it may do so on a “covered” or an “uncovered” basis. A call option is “covered” when the writer owns investments of the same class and amount as those to which the call option applies. A put option is covered when the writer has an open short position in investments of the same class and amount. The Fund’s option transactions may be part of a hedging strategy (i.e., offsetting the risk involved in another investment position) or a form of leverage, in which the Fund has the right to benefit from price movements in a large number of investments with a small commitment of capital. The Fund may also use warrants in substantially the same manner as call options. Warrants are long-term options to purchase particular securities to be used by, or owned by, the issuer of the warrants. The foregoing activities involve risks that can be substantial, depending on the circumstances.
In general, without taking into account other positions or transactions the Fund may enter into, the principal risks involved in options trading can be described as follows: when the Fund buys an option, a decrease (or inadequate increase) in the price of the underlying investment in the case of a call, or an increase (or inadequate decrease) in the price of the underlying investment in the case of a put, could result in a total loss of the Fund’s investment in the option (including transaction costs). The Fund could mitigate those losses by selling short, or buying puts on, the investments for which it holds call options, or by taking a long position (e.g., by buying the investments or buying calls on them) in investments for which it holds put options.
When the Fund sells (“writes”) an option, the risk can be substantially greater than when it buys an option. The seller of an uncovered call option bears the risk of an increase in the market price of the underlying investment above the exercise price. The risk is theoretically unlimited unless the option is “covered.” The instruments necessary to satisfy the exercise of an uncovered call option may be unavailable for purchase, or only available at much higher prices, thereby reducing or eliminating the value of the premium received. Purchasing instruments to cover the exercise of an uncovered call option can cause the price of the instruments to increase, thereby exacerbating the loss. If the option is covered, the Fund would forego the opportunity for profit on the underlying investment should the market price of the investment rise above the exercise price. If the price of the underlying investment were to drop below the exercise price, the premium received on the option (after transaction costs) would provide profit that would reduce or offset any loss the Fund might suffer as a result of owning the investment.
Capital Structure Arbitrage. In certain circumstances, the execution of a distressed investing strategy involves the ability of the Adviser to identify and exploit the relationships between movements in different securities and instruments within an issuer’s or borrower’s capital structure (e.g., senior bank debt, second liens, debt securities and other obligations, convertible and non-convertible senior and subordinated debt, preferred equity and common stock). Identification and exploitation of these opportunities involve uncertainty. In the event that the perceived pricing inefficiencies underlying an issuer’s securities or instruments were to fail to materialize as expected by the Adviser, the Fund could incur a loss.
Projections and Third-Party Reports. The Adviser generally will establish the capital structure of an investment and the terms and targeted returns of such investment on the basis of financial, macroeconomic and other applicable projections. Projected operating results normally will be based primarily on the judgments of the Adviser’s investment professionals and/or third-party advice and reports. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be achieved, and actual results may vary significantly from the projections. General economic, natural and other conditions, which are not predictable, can have an adverse impact on the reliability of such projections.
Limited Amortization Requirements. The Fund may invest in loans that have limited mandatory amortization requirements. While these loans may obligate an issuer to repay the loan out of asset sale proceeds or with annual excess cash flow, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the Investment. In addition, a low level of amortization of any debt over the life of the Investment may increase the risk that the issuer will not be able to repay or refinance the loans held by the Fund when it matures.
Zero Coupon and PIK Bonds. Because investors in zero coupon or PIK bonds receive no cash prior to the maturity or cash payment date applicable thereto, an investment in such securities generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.
Risks Related to Real Estate
Inherent Real Estate Risks. The Fund may make investments in or relating to real estate, including investments in commercial or residential real estate loans or projects and/or real estate-related debt investments (e.g., commercial and residential mortgage loans) and structured products (e.g., CLOs, CMBS, RMBS and similar pools of real estate-related interests). Such investments will be subject to the risks inherent in the ownership of real estate and real estate-related businesses and assets, including in circumstances where the Fund holds credit-oriented investments relating to real estate. Deterioration of real estate fundamentals generally may negatively impact the performance of the Fund. These risks include, but are not limited to, those associated with the burdens of ownership of real property, local market and economic conditions, which may include changes in supply of and demand for competing properties in an area, changes in interest rates and related increases in borrowing costs, changes in the financial resources of tenants, defaults by borrowers or tenants and the lack of availability of financing, which may render the sale or refinancing of properties difficult or impracticable. In addition, investments in real estate and real estate-related businesses and assets may be subject to the risk of environmental liabilities, contingent liabilities upon disposition of assets, casualty or condemnations losses, energy supply shortages, natural disasters, climate-related risks (including transition risks and acute and chronic physical risks), acts of God, terrorist attacks, war and other events that are beyond our control, and various uninsured or uninsurable risks. In addition, in acquiring debt instruments or securities in a public company or a related entity, lock-out provisions may apply that materially restrict selling such interests or securities for a period of time or that impose other restrictions, such as a limitation on the amount of additional debt that can be incurred. There can be no assurance that there will be a ready market for the resale of real estate investments because such investments will generally not be liquid. Illiquidity may result from the absence of an established market for the investments, as well as legal or contractual restrictions on their resale by the Fund.
Mortgage-Backed Securities. The Fund may from time to time to invest in pools or tranches of mortgage-backed securities (including CMBS). The collateral underlying mortgage-backed securities generally consists of commercial mortgages or real property that has a residential, multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels, and may include assets or properties owned directly or indirectly by one or more other Blackstone clients. CMBS have been issued in a variety of issuances, with varying structures including senior and subordinated classes. The commercial mortgages underlying CMBS generally have shorter maturities than residential mortgages, allow all or a substantial portion of the loan balance to be paid at maturity, commonly known as a “balloon payment,” and are usually non-recourse against the commercial borrower. Investments in CMBS are subject to various risks and uncertainties, including credit, market, interest rate, structural and legal risks. These risks may be magnified by volatility in the credit and commercial real estate markets. The investment characteristics of CMBS differ from traditional debt securities in a number of respects, and are similar to the characteristics of structured credit products in which investors participate through a trust or other similar conduit arrangement. As described more fully above, commercial mortgage loans are obligations of the borrowers thereunder and are not typically insured or guaranteed by any other person or entity. While the Fund intends to vigorously analyze and underwrite its CMBS investments from a fundamental real estate perspective, there can be no assurance that underwriting practices will yield their desired results, and there can be no assurance that the Fund will be able to effectively achieve its investment objectives or that expected returns will be achieved.
In general, if prevailing interest rates fall significantly below the interest rates on the related mortgage loans, the rate of prepayment on the underlying mortgage loans would be expected to increase. Conversely, if prevailing interest rates rise to a level significantly above the interest rates on the related mortgages, the rate of prepayment would be expected to decrease, which could reduce the returns on certain residual mortgage-backed securities in which the Fund may invest. In addition, rising rates may increase the frequency of defaults on certain floating-rate mortgage-backed securities.
Legal and Structural Risks of Mortgage-Backed Securities. Mortgage-backed securities may have structural characteristics that distinguish them from other securities. The rate of interest payable on these types of securities may be set or effectively capped at the weighted average net coupon of the underlying assets themselves. As a result of this cap, the return to investors in such a security would be dependent on the relative timing and rate of delinquencies and prepayments of mortgage loans bearing a higher rate of interest. In general, early prepayments will have a greater impact on the yield to investors. Federal and state law may also affect the return to investors by capping the interest rates payable by certain mortgagors. Certain mortgage-backed securities may provide for the payment of only interest for a stated period of time.
In addition, legal and structural risks of mortgage-backed securities include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or an affiliate), the assets of the issuer could be treated as never having been truly sold by the originator to the issuer and could be substantively consolidated with those of the originator, or the transfer of such assets to the issuer could be voided as a fraudulent transfer. Challenges based on such doctrines could also result in cash flow delays and losses on the related issue of these securities.
Office Real Estate Industry Risks. Some businesses are rapidly evolving to make employee telecommuting, flexible work schedules, open workplaces and teleconferencing increasingly common. These practices enable businesses to reduce their space requirements. A continuation of the movement towards these practices could over time erode the overall demand for office space and, in turn, place downward pressure on occupancy, rental rates and property valuations, each of which could have an adverse effect on our financial position, results of operations, cash flows and ability to make expected distributions to our shareholders. We may also be negatively impacted by competition from other short-term office or shared space leasing companies.
Commercial Mortgage and Mezzanine Debt. The Fund may invest in commercial mortgage and mezzanine debt (including pools thereof), which are secured by multifamily or commercial properties and are subject to risks of delinquency and foreclosure, and risks of loss that are greater than similar risks associated with loans made on the security of single-family residential property.
The underlying properties or assets comprising such pools of commercial real estate loans may include portfolio companies or assets of Other Clients. With most commercial mortgage and mezzanine debt, the bulk of the loan balance is payable at maturity with a one-time “balloon payment.” Full satisfaction of the balloon payment by a commercial borrower is heavily dependent on the availability of subsequent financing or a functioning sales market, and full satisfaction of a commercial real estate loan will be affected by a commercial borrower’s access to credit or a functioning sales market. In certain situations, and during periods of credit distress, the unavailability of real estate financing may lead to default by a commercial borrower. In addition, in the absence of any such takeout financing, the ability of a borrower to repay a loan may be impaired.
Commercial mortgage and mezzanine debt are usually non-recourse in nature. Therefore, if a commercial borrower defaults on the commercial real estate loan, then the options for financial recovery are limited. To the extent the underlying default rates with respect to the pool or tranche of commercial real estate loans in which the Fund directly or indirectly invests increase, the performance of the Fund’s investments related thereto may be adversely affected. Default rates and losses on commercial real estate loans will be affected by a number of factors, including global, regional and local economic conditions in the area where the properties are located, the borrower’s equity in the underlying property or assets and the financial circumstances of the borrower. A decline in property values in specific commercial real estate markets or specific real estate or credit markets may result in higher delinquencies and defaults. In the event of default, the lender will have no right to assets beyond collateral attached to the commercial real estate loan. In certain instances, a negotiated settlement or an amendment to the terms of the commercial real estate loan are the only options before an ultimate foreclosure on the commercial property. As described more fully below, foreclosure is costly and often protracted due to litigation and bankruptcy restrictions. The ultimate disposition of a foreclosed property may also yield a price insufficient to cover the cost of the foreclosure process and the balance attached to the defaulted commercial real estate loan. It may in the future become difficult for lenders to dispose of foreclosed commercial real estate without incurring substantial investment losses, ultimately leading to a decline in the value of such investments.
In the event of any default under a mortgage or mezzanine loan held directly by the Fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage or mezzanine loan, which could have a material adverse effect on the Fund. In the event of the bankruptcy of a mortgage or mezzanine loan borrower, the mortgage or mezzanine loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage or mezzanine loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law. Additionally, in the event of a default under any senior debt, the junior or subordinate lender generally will have to foreclose on the equity, purchase the senior debt or negotiate a forbearance or restructuring arrangement with the senior lender in order to preserve its collateral.
Residential Real Estate Investments. The Fund may invest in residential development projects and financing opportunities relating to residential real estate assets, which subjects the Fund to particular economic, operating and regulatory risks. These risks relate to supply of and demand for living space in the local market, wage and job growth in the local market, availability of mortgage financing, homeownership affordability, tenant quality, the physical attributes of the building in relation to competing buildings (e.g., age, condition, design, appearance, amenities and location), access to transportation and changes in regulatory requirements (e.g., rent regulations and caps, and higher standards of maintenance), among other factors.
Accordingly, the performance of the Fund is susceptible to adverse changes in prevailing economic and employment conditions in the United States and the other jurisdictions where its properties are located. The Adviser’s ability to invest in residential real estate-related opportunities (including providing financing for potential owners and operators of residential real estate assets or portfolios thereof) may depend upon its ability to strategically partner with established and sophisticated operating partners and third parties. Any downturn in the U.S. or global economies may adversely affect the financial condition of residential owners and tenants, making it more difficult for them to meet their periodic repayment obligations relating to certain residential real estate properties, which could adversely impact the investment performance of the Fund’s investments. To the extent that assets underlying investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.
Investments in financing residential assets, such as mortgage loans (including loans that may be in default), involve additional risks. If a residential mortgage loan is in default, foreclosure of the mortgage loan can be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited. The ultimate disposition of a foreclosed asset may yield a price insufficient to cover the cost of the foreclosure process and the balance attached to the defaulted mortgage loan. In addition, politicians, regulators, journalists, housing advocates and others have been critical of private investment firms, such as Blackstone, that have made investments in residential mortgage loans and, in some cases, led protests and social media campaigns. Such opposition could cause the Adviser or its affiliates to forego investment opportunities and subject existing investments to new legislation, litigation and changes in regulatory oversight.
Debt-Oriented Real Estate Investments Risks Generally. The Fund may invest in debt, including “mezzanine” investments (and may also make equity investments) in or relating to real estate-related businesses, assets or interests. Any deterioration of real estate fundamentals generally, and in the U.S., Canada, and Europe in particular, could negatively impact the performance of the Fund by making it more difficult for portfolio companies to satisfy their debt payment obligations, increasing the default risk and making it more difficult for the Fund to generate attractive risk-adjusted returns. Changes in general economic conditions will affect the creditworthiness of portfolio companies and the value of the underlying real estate collateral relating to the Fund’s investments and may include economic and market fluctuations, changes in environmental and zoning laws, casualty or condemnation losses, regulatory limitations on rents, decreases in property values, changes in the appeal of properties to tenants, changes in supply and demand, fluctuations in real estate fundamentals, the financial resources of issuers and borrowers, changes in building, environmental and other laws, labor, energy and supply shortages, various uninsured or uninsurable risks, natural disasters, political events, changes in government regulations, changes in real property tax rates and tax credits, changes in operating expenses, changes in capital expenditure costs, changes in interest rates, changes in foreign exchange rates, changes in the availability of debt financing and mortgage funds, which may render the sale or refinancing of properties difficult or impracticable, increased mortgage defaults, increases in borrowing rates, negative developments in the economy or political climate that depress travel activity, environmental liabilities, contingent liabilities on a disposition of assets, acts of God, terrorist attacks, war, adverse changes in real estate values generally and other factors that are beyond the control of the Adviser. The value of securities of companies which service the real estate business sector may also be affected by such risks.
Flexible Real Estate Related Debt Strategy. The Adviser will implement on behalf of the Fund whatever strategies or discretionary approaches it believes from time to time may be best suited to prevailing market conditions in furtherance of that purpose, including control-oriented equity investments. There can be no assurance that the Adviser will be successful in implementing any particular investment strategy or discretionary approach or that it will be able to effectively achieve the Fund’s investment activities. Furthermore, the Fund’s investment strategies may involve risks that are not described herein, and the diversification and type of investments may differ substantially from funds. For example, the Fund may invest in debt or equity interests in real estate-related assets, real estate companies, real estate-related companies (such as companies (or debt instruments related to such companies) in which the Fund has a pre-existing debt investment, real estate and loan origination businesses and platforms, data centers, hotel servicing companies, digital infrastructure and energy investments (including power purchase or energy savings agreements), and consumer loans associated with a commercial or residential property, home solar equipment and/or home improvements) and including but not limited to residential debt and the acquisition, origination, servicing and managing of residential mortgages, prime loans, credit loans, second lien loans, mortgage servicing rights, and residential real estate-related investments. Moreover, the Fund expects to make a significant number of investments in relatively liquid instruments. In addition to any real estate-related investments (including of the types described above), the Fund may also invest in asset-backed securities (including publicly traded securities) that are not real estate-related, such as auto loans, consumer credit and corporate receivables. Many of the risks and conflicts described herein also apply to investments in such asset-backed securities. Such risks could prove substantial and, therefore, investments in the Fund are suitable only for investors that are able to bear the potential loss of their entire investment and for which such investment does not represent a complete investment program.
Active Trading. The trading activities conducted by the Adviser on behalf of the Fund may involve certain short-term market considerations. Accordingly, in certain instances, the turnover rates of certain portions of the Fund’s portfolio may be substantial and involve correspondingly high transactional costs.
Availability of Insurance Against Certain Catastrophic Losses. The Fund and portfolio companies that the Fund invests in and/or their underlying properties, as applicable generally maintain liability, fire, flood, extended coverage, rental loss, cyber sabotage and/or terrorism insurance with insured limits and policy specifications that the Adviser, or, if applicable, portfolio company management, believes are customary and reasonable. However, certain losses of a catastrophic nature, such as wars, natural disasters, terrorist attacks (including cyber sabotage) or other similar events, may be either uninsurable or insurable only at uneconomically high rates such that no insurance coverage exists. In general, losses related to terrorism and cyber sabotage are becoming harder and more expensive to insure against. In some cases, the insurers exclude terrorism and/or cyber sabotage, in others the coverage against terrorist acts and cyber sabotage is limited, or available only for a significant price. A similar dynamic has been unfolding with respect to certain weather events and earthquakes. As a result, not all investments are expected to be insured against all risks. Furthermore, even when insurance is available and has been procured, formalities must be followed to obtain the benefit of the insurance in the case of a loss event, such as timely delivery of a notice of claim; a failure to follow these formalities could result in voidance of coverage. If a major loss for which insurance is unavailable occurs, the Fund could lose both invested capital in and anticipated profits from the affected investments.
Risks Related to Investing in Data Centers. We may invest in data centers. Data center investments are subject to operating risks common to the data center industry, which include changes in tenant demands or preferences. It is possible that changes in industry practice or in technology, such as virtualization technology, more efficient or miniaturization of computing or networking devices, or devices that require higher power densities than today's devices, may reduce demand for physical data center space and infrastructure or render data center properties obsolete or in need of significant upgrades to remain viable. In addition, the development of new technologies, the adoption of new industry standards or other factors may render the products and services of data center tenants obsolete or unmarketable and contribute to a downturn in their businesses, thereby increasing the likelihood of defaults under data center leases, which could have an adverse effect on the Fund’s return on its investments. The Fund’s data center investments may also be adversely affected by other changes in the technology industry, such as a decrease in the use of mobile or web-based commerce or the development of AI Technologies, models that utilize significantly less computing power to operate, industry slowdowns, business layoffs or downsizing, relocation of businesses, increased costs of complying with existing or new government regulations and other factors; a downturn in the market for data center space generally such as oversupply of or reduced demand for space; and increased competition, including from tenants choosing to develop their own data centers. To the extent that any of these or other adverse conditions occur, they are likely to impact market rents for, and cash flows from, the data center investments, which could adversely affect the Fund.
Risks Related to Net Leases. We may invest in commercial properties, including those in data centers, subject to net leases. Typically, net leases require the tenants to pay substantially all of the operating costs associated with the properties, such as insurance, real estate taxes and costs of maintaining the property, and make the tenant responsible for maintaining, operating and managing the property. As a result, the value of, and income from, investments in commercial properties subject to net leases will depend, in part, upon the ability of the applicable tenant to meet its obligations to maintain the property under the terms of the net lease. If a tenant fails or becomes unable to so maintain a property, we will be subject to all risks associated with owning the underlying real estate. In addition, we may have limited oversight into the operations or the managers of these properties, subject to the terms of the net leases.
Certain commercial properties subject to net leases in which we invest may be occupied by a single tenant and, therefore, the success of such investments is largely dependent on the financial stability of each such tenant. A default of any such tenant on its lease payments to us would cause us to lose the revenue from the property and cause us to have to find an alternative source of revenue to meet any mortgage payment and prevent a foreclosure if the property is subject to a mortgage. In the event of a default, we may experience delays in enforcing our rights as landlord and may incur substantial costs in protecting our investment and re-letting our property. If a lease is terminated, we may also incur significant losses to make the leased premises ready for another tenant and experience difficulty or a significant delay in re-leasing such property.
In addition, net leases typically have longer lease terms and, thus, there is an increased risk that contractual rental increases in future years will fail to result in fair market rental rates during those years.
Risks of Acquiring Sub-Performing Real Estate Loans and Participations. The Fund may acquire real estate loans that may be sub-performing or non-performing at the time of their acquisition and/or may become sub-performing or non-performing following their acquisition for a wide variety of reasons. Such sub-performing real estate loans may require a substantial amount of workout negotiations or restructuring, which may entail, among other things, an extension of the term, a substantial reduction in the interest rate, a substantial writedown of the principal of such loan and other concessions which could adversely affect the returns realized by the Fund. However, even if a restructuring were successfully accomplished, a risk exists that, upon maturity of such real estate loan, replacement “takeout” financing will not be available, resulting in an inability by the borrower to repay the loan. Purchases of participations in real estate loans raise many of the same risks as investments in real estate loans and also carry risks of illiquidity and lack of control. Although unlikely, it is possible that a sponsor may find it necessary or desirable to foreclose on collateral securing one or more real estate loans purchased by the Fund. The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure actions by asserting numerous claims, counterclaims and defenses against the holder of a real estate loan, including, without limitation, lender liability claims and defenses, even when such assertions may have no basis in fact, in an effort to prolong the foreclosure action, which often prolongs and complicates an already difficult and time consuming process. In some states or other jurisdictions, foreclosure actions can take up to several years or more to conclude. During the foreclosure proceedings, a borrower may have the ability to file for bankruptcy, potentially staying the foreclosure action and further delaying the foreclosure process.
Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing, management, development and other operations of the property. In the event the Fund does foreclose on an investment, the Fund will be subject to the risks associated with owning and operating real estate. The foreclosure may also generate negative publicity for the Fund and/or the applicable portfolio entity, which can damage the Fund’s and Blackstone’s reputation. Reputational damage can lead to increased operating, capital and regulatory costs as well as have an adverse effect on the Fund’s operations and investment performance. Reputation risk may lead to Blackstone’s brand value loss and regulatory scrutiny and governmental investigations, given the sensitivity surrounding the mortgage and housing industry. The Fund’s reputation is a matter of perception that is a function of its perception among its various stakeholders such as investors, customers, counterparties, service providers, suppliers, employees, regulators and non-governmental organizations, and relationships with these stakeholders may be harmed as a result of reputational damage.
Investments in Student Housing and Dormitories. The Fund may make debt-related investments in student housing and dormitory properties, which subjects the Fund to particular economic and operating risks. These risks relate to the supply of and demand for student housing space in the local market, tenant quality, the higher tenant turnover rate relative to other housing properties, physical attributes of the building in relation to competing buildings (e.g., age, condition, design, appearance, amenities, and location) and access to transportation and proximity to campus, among other factors. Student housing properties are typically leased during leasing seasons that are correlated with academic school years, and the properties are therefore highly dependent on (i) the need, desire and ability of students to live in student housing near campus and (ii) the effectiveness of marketing and leasing efforts and personnel during such seasons. Demand for student housing is also impacted by the availability of alternative housing options given that the Fund’s student housing properties compete with university-owned student housing as well as local, national and regional owner-operators of off-campus student housing and other residential properties and apartments that are generally available to local residents. Additionally, student housing properties are generally on short-term leases, exposing the Fund to increased risk. Borrowers may not be able to re-lease the properties on similar terms, if the properties are able to be re-leased at all. The terms of renewal or re-lease (including the cost of required renovations) may be less favorable to the borrower than the prior lease. If the borrower is unable to re-lease all or some of the properties, or if the rental rates upon such re-leasing are significantly lower than expected rates, the cash flows from operations could be adversely affected. In addition, the available market for potential residents of student housing properties is inherently restricted as members of the general public are generally not permitted to live in such housing, absent being a student or an employee of the particular academic institution. The properties may also be adversely affected by a change in academic admission policies, including a reduction in the number of student admissions and a corresponding decrease in demand and occupancy rates for such student housing.
Life Sciences and Laboratory Real Estate Investments. The Fund may make debt-related investments in property relating to laboratory space, which subjects the Fund to particular economic and operating risks. These risks relate to the supply of and demand for laboratory space in the local market, the impact of economic conditions on the local market and the building’s tenants (including, in particular, startup or early stage and other technology company tenants), tenant quality and such tenants’ particular focus within the life science industry, compliance with government requirements (e.g., zoning, land use, occupancy limitations) and the physical attributes of the laboratory space. Such laboratory space may require particular updates or infrastructural improvements that may involve greater expenditure than traditional office space (e.g., upgrades to electrical, gas and plumbing infrastructure, HVAC systems, laboratory benchwork) and such infrastructural needs may vary depending on the particular life science tenant. In addition, depending on the particular life science tenant, such laboratory space may be more susceptible to particular hazards and accidents, including fires, leaks, contaminations, chemical spills and physical injury. The liability and cost to the borrower arising out of the occurrence of any such event could be considerable. Further, if a tenant is unable to pay rent, or declines to extend a lease upon its expiration, and vacates the laboratory space, the borrower may be unable to re-let the laboratory space to another life science industry tenant or may incur substantial expense to modify such laboratory space to meet the specific needs of different life science industry tenants before it may be re-let by another tenant.
Risks Related to the Adviser and Its Affiliates
Potential Conflicts of Interest Risk. The Adviser and its affiliates, including our officers and some of our Trustees, face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our shareholders. The Adviser and its affiliates will receive substantial fees from us in return for their services, and these fees could influence the advice provided to us. We pay to the Adviser an incentive fee that is based on the performance of our portfolio and an annual base management fee that is based on the value of our net assets as of the beginning of the first business day of the month. Because the incentive fee is based on the performance of our portfolio, the Adviser may be incentivized to make investments on our behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee is determined may also encourage the Adviser to use leverage to increase the return on our investments. Our compensation arrangements could therefore result in our making riskier or more speculative investments than would otherwise be the case. This could result in higher investment losses, particularly during cyclical economic downturns. See “Potential Conflicts of Interest.”
Limitations on Transactions with Affiliates Risk. The 1940 Act limits the Fund’s ability to enter into certain transactions with certain of the Fund’s affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security directly from or to any portfolio company of or private equity fund managed by Blackstone, Blackstone Credit & Insurance or any of their respective affiliates. However, the Fund may under certain circumstances purchase any such portfolio company’s loans or securities in the secondary market, which could create a conflict for the Adviser between the interests of the Fund and the portfolio company, in that the ability of the Adviser to recommend actions in the best interest of the Fund might be impaired. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. Although the Fund has received an exemptive order from the SEC that permits it, among other things, to co-invest with certain affiliates of the Adviser and certain funds managed and controlled by the Adviser and its affiliates, it may only do so in accordance with certain terms and conditions that limit the types of transactions the Fund may engage in.
Compensation Arrangements. The Adviser and its affiliates will receive substantial fees from us in return for their services, and these fees could influence the advice provided to us. We will pay to the Adviser an incentive fee that is based on the performance of our portfolio and an annual base management fee that is based on the value of our net assets as of the beginning of the first business day of the month. Because the incentive fee is based on the performance of our portfolio, the Adviser may be incentivized to make investments on our behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee is determined may also encourage the Adviser to use leverage to increase the return on our investments. Our compensation arrangements could therefore result in our making riskier or more speculative investments than would otherwise be the case. This could result in higher investment losses, particularly during cyclical economic downturns. See “Potential Conflicts of Interest.”
In addition, our Investment Advisory Agreement entitles the Adviser to receive Pre-Incentive Fee Net Investment Income Returns regardless of any capital losses. In such case, we may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or if we incur a net loss for that quarter.
In addition, any Pre-Incentive Fee Net Investment Income Returns may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. The Adviser is not under any obligation to reimburse us for any part of the incentive fee it received that was based on accrued income that we never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in our paying an incentive fee on income we never received.
Obligations to Other Clients. The members of the senior management and investment team of the Adviser serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as we do, or of investment funds managed by the same personnel. In serving in these multiple capacities, they may have obligations to Other Clients or investors in those entities, the fulfillment of which may not be in our best interests or in the best interest of our shareholders. Our investment objectives may overlap with the investment objectives of such investment funds, accounts or other investment vehicles. In particular, we will rely on the Adviser to manage our day-to-day activities and to implement our investment strategy. The Adviser and certain of its affiliates are presently, and plan in the future to continue to be, involved with activities that are unrelated to us. As a result of these activities, the Adviser, its officers and employees and certain of its affiliates will have conflicts of interest in allocating their time between us and other activities in which they are or may become involved, including the management of its affiliated equipment funds. The Adviser and its officers and employees will devote only as much of its or their time to our business as the Adviser and its officers and employees, in their judgment, determine is reasonably required, which may be substantially less than their full time.
We rely, in part, on the Adviser to assist with identifying investment opportunities and making investment recommendations to the Adviser. The Adviser and its affiliates are not restricted from forming additional investment funds, entering into other investment advisory relationships or engaging in other business activities. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the Adviser, its affiliates and its officers and employees will not be devoted exclusively to our business, but will be allocated between us and such other business activities of the Adviser and its affiliates in a manner that the Adviser deems necessary and appropriate consistent with its fiduciary duties and the 1940 Act. See “Potential Conflicts of Interest.”
Management of Other Investment Entities. The Adviser and individuals employed by the Adviser are generally not prohibited from raising capital for and managing other investment entities that make the same types of investments as those we target. As a result, the time and resources that these individuals may devote to us may be diverted. In addition, we may compete with any such investment entity for the same investors and investment opportunities. We may participate in certain transactions originated by Blackstone, the Adviser or their affiliates under our exemptive relief from the SEC that allows us to engage in co-investment transactions with Blackstone, the Adviser and their respective affiliates, subject to certain terms and conditions. However, while the terms of the exemptive relief require Blackstone, the Adviser and certain of their affiliates to adopt policies designed to ensure that we receive a fair and equitable opportunity to participate in potential co-investment opportunities, the Adviser may determine that we will not participate in certain transactions that it, Blackstone or their affiliates originate, or we may not be offered the opportunity to participate at all if the opportunity is outside of our Core Mandate. Affiliates of the Adviser, whose primary business includes the origination of investments or investing in non-originated assets, engage in investment advisory business with accounts that compete with us. See “Potential Conflicts of Interest.”
Purchase of the Fund’s Equity or Debt Securities by the Adviser or its Affiliates. Affiliates of the Adviser have purchased, and in the future, expect to purchase our equity or debt securities. The Adviser and its affiliates will not acquire our equity securities with the intention to resell or re-distribute such shares but may do so with respect to our debt securities. The purchase of such securities by the Adviser and its affiliates could create certain risks, including, but not limited to, the following:
•	the Adviser and its affiliates may have an interest in disposing of our securities at an earlier date so as to recover their investment in our securities;
•	substantial purchases of our securities by the Adviser and its affiliates may limit the Adviser’s ability to fulfill any financial obligations that it may have to us or incurred on our behalf; and
•	potential conflicts of interest, including related to the exercise of voting, consent or similar rights under our equity or debt securities.
Dependence on Key Personnel Risk. Our future success depends, to a significant extent, on the continued services of the officers and employees of the Adviser or its affiliates. The loss of services of one or more members of the Adviser’s management team, including members of the Adviser’s investment committee (the “Investment Committee”), could adversely affect our financial condition, business and results of operations. The Adviser does not have an employment agreement with any of these key personnel and we cannot guarantee that all, or any particular one, will remain affiliated with us and/or the Adviser. Further, we do not intend to separately maintain key person life insurance on any of these individuals.
Dependence on Adviser. Our success is dependent upon our relationship with, and the performance of, the Adviser in the acquisition and management of our portfolio investments, and our corporate operations, as well as the persons and firms the Adviser retains to provide services on our behalf. The Adviser may suffer or become distracted by adverse financial or operational problems in connection with Blackstone’s business and activities unrelated to us and over which we have no control. Should the Adviser fail to allocate sufficient resources to perform its responsibilities to us for any reason, we may be unable to achieve our investment objectives or to pay distributions to our shareholders.
Intermediary Manager’s Influence on the Offering of the Fund’s Common Shares. The Adviser is paid a base management fee calculated as a percentage of our net assets and unrelated to net income or any other performance base or measure. The Intermediary Manager, an affiliate of the Adviser, will be incentivized to raise more proceeds in our offering to increase our net assets, even if it would be difficult for us to efficiently deploy additional capital, which in turn would increase the base management fee payable to the Adviser. In addition, the Intermediary Manager may engage financial intermediaries. As a result of the various payments that financial intermediaries may receive from the Adviser or its affiliates, the amount of compensation that a financial intermediary may receive in connection with the sale of Shares may be greater than the compensation it may receive for the distribution of other investment products.
Trademark Risk. We do not own the Blackstone name, but we are permitted to use it as part of our corporate name pursuant to the Investment Advisory Agreement. Use of the name by other parties or the termination of the Investment Advisory Agreement may harm our business.
Blackstone’s Public Company Status. As a consequence of Blackstone’s status as a public company, our officers and Trustees, and the employees of the Adviser may take into account certain considerations and other factors in connection with the management of the business and affairs of us and our affiliates that would not necessarily be taken into account if Blackstone were not a public company.
Risks Related to Debt Financing
Leverage Risk. The use of borrowings, also known as leverage, increases the volatility of investments by magnifying the potential for loss on invested equity capital. When we use leverage to partially finance our investments through borrowing from banks and other lenders, shareholders will experience increased risks of investing in our Common Shares. Furthermore, the Fund may add leverage to its portfolio through the issuance of preferred shares. See “Description of Our Shares—Preferred Shares.” The use of leverage involves increased risk, including increased variability of the Fund’s net income, distributions and NAV in relation to market changes. If the value of our assets decreases, leveraging would cause NAV to decline more sharply than it otherwise would have had we not leveraged. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not used leverage. Such a decline could negatively affect our ability to make distributions to our shareholders. In addition, our shareholders will bear the burden of any increase in our expenses as a result of our use of leverage, including interest expenses and any increase in the management or incentive fees payable to the Adviser. The Fund’s leverage strategy may not work as planned or achieve its goal.
We use and intend to continue to use leverage to finance our investments. The amount of leverage that we employ will depend on the Adviser’s and our Board of Trustees’ assessment of market and other factors at the time of any proposed borrowing. There can be no assurance that leveraged financing will be available to us on favorable terms or at all. However, to the extent that we use leverage to finance our assets, our financing costs will reduce cash available for distributions to shareholders. Moreover, we may not be able to meet our financing obligations and, to the extent that we cannot, we risk the loss of some or all of our assets to liquidation or sale to satisfy the obligations. In such an event, we may be forced to sell assets at significantly depressed prices due to market conditions or otherwise, which may result in losses.
Under the 1940 Act, the Fund may utilize leverage through borrowings in an amount up to a 1:2 debt to equity ratio, less all liabilities and indebtedness not represented by senior securities, immediately after such borrowings. The Fund may invest in other investment companies, joint ventures or other structures that are not consolidated on the Fund’s financial statements and therefore will not count toward this 1:2 ratio.
We invest in other investment companies and BDCs, and such vehicles will use leverage which we will not count towards our leverage limit (provided that we do not wholly own any of these investment companies or BDCs or that we are not otherwise required to consolidate such entities). We invest in operating entities, for example insurance-related companies and their related entities, but we will not treat the liabilities of such operating companies as leverage for purposes of calculating our leverage limit (provided that such liabilities (including borrowings) are not recourse to us and that the financial statements of the operating entity are not consolidated in our financial statements pursuant to the requirements of U.S. GAAP).
The Fund may also enter into reverse repurchase agreements. Transactions under such agreements constitute leverage. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, the use of such leverage transactions may increase fluctuations in the market value of the Fund’s assets compared to what would occur without the use of such transactions. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, transacting under such agreement will lower the Fund’s yield.
Although leverage has the potential to enhance overall returns that exceed the Fund’s cost of funds, they will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. In addition, borrowings and reverse repurchase agreements or similar arrangements in which the Fund may engage may be secured by the shareholders’ investments as well as by the Fund’s assets and the documentation relating to such transactions may provide that during the continuance of a default under such arrangement, the interests of the holders of Common Shares may be subordinated to the interests of the Fund’s lenders or debt holders.
Our credit facilities impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to qualify for and maintain our tax treatment as a RIC under the Code. A failure to renew our facilities or to add new or replacement debt facilities or issue additional debt securities or other evidences of indebtedness could have a material adverse effect on our business, financial condition, results of operations and/or liquidity.
Credit Facility Default Risk. In the event we default under our credit facilities or other borrowings, our business could be adversely affected as we may be forced to sell a portion of our investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
Convertible Debt Securities. We cannot assure you that the issuance of preferred shares and/or convertible debt securities would result in a higher yield or return to the holders of our Common Shares. The issuance of preferred shares or convertible debt would likely cause the NAV of our Common Shares to become more volatile. If the dividend rate on the preferred shares, or the interest rate on the convertible debt securities, were to approach the net rate of return on our investment portfolio, the benefit of such leverage to the holders of our Common Shares would be reduced. If the dividend rate on the preferred shares, or the interest rate on the convertible debt securities, were to exceed the net rate of return on our portfolio, the use of leverage would result in a lower rate of return to the holders of Common Shares than if we had not issued the preferred shares or convertible debt securities. Any decline in the NAV of our investment would be borne entirely by the holders of our Common Shares. Therefore, if the market value of our portfolio were to decline, the leverage would result in a greater decrease in NAV to the holders of our Common Shares than if we were not leveraged through the issuance of preferred shares or debt securities.
There is also a risk that, in the event of a sharp decline in the value of our net assets, we would be in danger of failing to maintain required asset coverage ratios, which may be required by the preferred shares or convertible debt, or our current investment income might not be sufficient to meet the dividend requirements on the preferred shares or the interest payments on the debt securities. In order to counteract such an event, we might need to liquidate investments in order to fund the redemption of some or all of the preferred shares or convertible debt. In addition, we would pay (and the holders of our Common Shares would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares, debt securities, convertible debt, or any combination of these securities. Holders of preferred shares or convertible debt may have different interests than holders of Common Shares and may at times have disproportionate influence over our affairs.
Credit Facility Provisions. A credit facility may be backed by all or a portion of our loans and securities on which the lenders will have a security interest. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instrument we enter into with lenders. We expect that any security interests we grant will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, we expect that the custodian for our securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If we were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of our assets securing such debt, which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In connection with one or more credit facilities entered into by the Fund, distributions to shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby.
In addition, any security interests and/or negative covenants required by a credit facility may limit our ability to create liens on assets to secure additional debt and may make it difficult for us to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if our borrowing base under a credit facility were to decrease, we may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of our assets are secured at the time of such a borrowing base deficiency, we could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on our ability to fund future investments and to make distributions.
In addition, we may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on our business and financial condition. This could reduce our liquidity and cash flow and impair our ability to grow our business.
On May 28, 2025, the Fund entered into a senior secured credit facility (the “Revolving Credit Facility”) with Sumitomo Mitsui Banking Corporation (“SMBC”). SMBC serves as administrative agent and collateral agent. The Revolving Credit Facility provides for borrowings in USD and certain agreed-upon foreign currencies. Borrowings under the Revolving Credit Facility are subject to compliance with a borrowing base. As of December 31, 2025, the Revolving Credit Facility consisted of revolving commitments in the aggregate principal amount of $250 million, and the Revolving Credit Facility provides for the issuance of letters of credit on behalf of the Fund in an aggregate face amount not to exceed $50 million. Proceeds from the borrowings under the Revolving Credit Facility may be used for general corporate purposes of the Fund and its subsidiaries. As of December 31, 2025, the period during which the Fund may make borrowings on the Revolving Credit Facility expires on May 28, 2029, and the Revolving Credit Facility will mature and all amounts outstanding under the Revolving Credit Facility must be repaid by May 28, 2030.
Effects of Leverage
The following table is designed to illustrate the effect of leverage on the total return of Common Shares, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks—Leverage Risk.”
The table further reflects the issuance of leverage representing 33 1/3% of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, immediately after the incurrence of leverage, net of expenses, and the Fund’s currently projected annual interest on its leverage of 5.64%. The Fund’s portfolio must experience an annual rate of return (measured against total assets) of 1.88% (2.82% measured against net assets) in order to cover annual interest payments on borrowings under the Revolving Credit Facility. These figures are estimates based on current market conditions and should be used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
	Assumed Return on Portfolio (Net of Expenses)
	-10%	-5%	0%	5%	10%
Corresponding Return to Common Shareholder	-17.82%	-10.32%	-2.82%	4.68%	12.18%
Total Return of Common Shares is composed of two elements: the dividends on Common Shares paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends or interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the distributions it receives from its investments are entirely offset by losses in the value of those investments.
Interest Rate Risk. Since we use debt to finance a portion of our investments, our net investment income will depend, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates when we have debt outstanding, our cost of funds will increase, which could reduce our net investment income. We expect that our long-term fixed-rate investments will be financed primarily with equity and long-term debt. We may use interest rate risk management techniques in an effort to limit our exposure to interest rate fluctuations. These techniques may include various interest rate hedging activities to the extent permitted by the 1940 Act. These activities may limit our ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on our business, financial condition and results of operations.
Derivatives Risk. Among other things, Rule 18f-4 under the 1940 Act, eliminates the asset segregation framework arising from prior SEC guidance for covering positions in derivatives and certain financial instruments. Rule 18f-4 also limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), such as the Fund, however, would not be subject to the full requirements of Rule 18f-4. Under Rule 18f-4, a fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as an agreement to provide financing to a portfolio company, if the fund has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. The Fund has adopted policies and procedures to comply with the requirements of the rule. Compliance with Rule 18f-4 may limit our ability to use derivatives and/or enter into certain other financial contracts.
Federal Income Tax Risks
Failure to Maintain RIC Tax Treatment. To qualify for and maintain RIC tax treatment under Subchapter M of the Code, we must, among other things, meet annual distribution, income source and quarterly asset diversification requirements. We may have difficulty complying with these requirements. In particular, if we have equity investments in portfolio companies or other vehicles that are treated as partnerships or other pass-through entities for tax purposes, we may not have control over, or receive accurate information about, the underlying income and assets of those portfolio companies or other vehicles that are taken into account in determining our compliance with the income source and quarterly asset diversification requirements. If we do not qualify for and maintain our RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.
Recognizing Income Before or Without Receiving Cash. For federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having original issue discount (such as zero-coupon securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Furthermore, we intend to elect to amortize market discount and include such amounts in our taxable income on a current basis, instead of upon disposition of the applicable debt obligation.
Because any original issue discount, market discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for taxation as a RIC under Subchapter M of the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may not qualify for or maintain RIC tax treatment and thus we may become subject to corporate-level income tax.
Corporate-Level Income Tax. We may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to U.S. federal and state corporate income taxes. We may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).
Special Tax Issues. The Fund expects to invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, to preserve its status as a RIC and to distribute sufficient income to not become subject to U.S. federal income tax.
Legislative or Regulatory Tax Changes. At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any of those new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of us or our shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our Common Shares or the value or the resale potential of our investments.
Risks Related to an Investment in the Common Shares
Uncertainty of Tax Character of Any Distributions. We generally intend to distribute substantially all of our available earnings annually by paying distributions on a monthly basis, as determined by the Board of Trustees in its discretion. We cannot assure investors that we will achieve investment results that will allow us to make a specified level of cash distributions or year-to-year increases in cash distributions. Our ability to pay distributions might be adversely affected by the impact of one or more of the risk factors described in this prospectus. In addition, if we enter into a credit facility or any other borrowing facility, for so long as such facility is outstanding, we anticipate that we may be required by its terms to use all payments of interest and principal that we receive from our current investments as well as any proceeds received from the sale of our current investments to repay amounts outstanding thereunder, which could adversely affect our ability to make distributions.
Furthermore, the tax treatment and characterization of our distributions may vary significantly from time to time due to the nature of our investments. The ultimate tax characterization of our distributions made during a taxable year may not finally be determined until after the end of that taxable year. We may make distributions during a taxable year that exceed our current and accumulated earnings and profits for that taxable year, as determined for U.S. federal income tax purposes. In such a situation, the amount by which our total distributions exceed our current and accumulated earnings and profits generally would be treated as a return of capital up to the amount of a shareholder’s tax basis in the Common Shares, with any amounts exceeding such tax basis treated as a gain from the sale or exchange of such Common Shares. A return of capital generally is a return of a shareholder’s investment rather than a return of earnings or gains derived from our investment activities. Moreover, we may pay all or a substantial portion of our distributions from borrowings or sources other than our earnings and profits, in anticipation of future cash flow, which could constitute a return of shareholders’ capital and will lower such shareholders’ tax basis in our Common Shares, which may result in increased tax liability to shareholders when they sell such Common Shares.
Limited Liquidity. Our Common Shares constitute illiquid investments for which there is not, and will likely not be, a secondary market at any time prior to a public offering and listing of our Common Shares on a national securities exchange. There can be no guarantee that we will conduct a public offering and list our Common Shares on a national securities exchange. Investment in the Fund is suitable only for sophisticated investors and requires the financial ability and willingness to accept the high risks and lack of liquidity inherent in an investment in the Fund. Except in limited circumstances for legal or regulatory purposes, shareholders are not entitled to redeem their Common Shares. Shareholders must be prepared to bear the economic risk of an investment in our Common Shares for an extended period of time.
Merger Risks. The Independent Trustees of our Board of Trustees may undertake to approve mergers between us and certain other funds or vehicles. Subject to the requirements of the 1940 Act, such mergers will not require shareholder approval so you will not be given an opportunity to vote on these matters unless such mergers are reasonably anticipated to result in a material dilution of the NAV per share of the Fund. These mergers may involve funds managed by affiliates of Blackstone Credit & Insurance. The Independent Trustees may also convert the form and/or jurisdiction of organization, including to take advantage of laws that are more favorable to maintaining Board of Trustees control in the face of dissident shareholders.
Dilution Risks. All distributions declared in cash payable to shareholders that are participants in our distribution reinvestment plan will generally be automatically reinvested in our Common Shares. As a result, shareholders that do not participate in our distribution reinvestment plan may experience dilution over time.
Holders of our Common Shares will not have preemptive rights to any shares we issue in the future. Our Declaration of Trust allows us to issue an unlimited number of Common Shares. After you purchase Common Shares in the offering, our Board of Trustees may elect, without shareholder approval, to: (1) sell additional Common Shares in this or future public offerings; (2) issue Common Shares or interests in any of our subsidiaries in private offerings; (3) issue Common Shares upon the exercise of the options we may grant to our independent directors or future employees; or (4) subject to applicable law, issue Common Shares in payment of an outstanding obligation to pay fees for services rendered to us. To the extent we issue additional Common Shares after your purchase in the offering, your percentage ownership interest in us will be diluted. Because of these and other reasons, our shareholders may experience substantial dilution in their percentage ownership of our Common Shares or their interests in the underlying assets held by our subsidiaries.
Suitability of Investments. The investments we make in accordance with our investment objectives may result in a higher amount of risk than alternative investment options and volatility or loss of principal. Our investments in portfolio companies may be highly speculative and aggressive and, therefore, an investment in our Common Shares may not be suitable for someone with lower risk tolerance.
Fluctuation of the Fund’s NAV. The NAV and liquidity, if any, of the market for our Common Shares may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include: significant volatility in the market price and trading volume of companies in the sector in which we operate, which are not necessarily related to the operating performance of these companies; changes in regulatory policies or tax guidelines, particularly with respect to RICs; loss of RIC status; changes in earnings or variations in operating results; changes in the value of our portfolio of investments; changes in accounting guidelines governing valuation of our investments; any shortfall in revenue or net income or any increase in losses from levels expected by investors or shareholders; departure of either of the Adviser or certain of its respective key personnel; operating performance of companies comparable to us; general economic trends and other external factors; and loss of a major funding source.
Economic Events Adversely Affecting Cash Flow, the Fund’s Results of Operations, Financial Condition and Ability to Issue Debt. Events affecting economic conditions in the U.S. and/or elsewhere or globally, such as the general negative performance of the credit sector (including as a result of inflation or higher interest rates), actual or perceived instability in the U.S. banking system, or market volatility (including as a result of the ongoing conflicts in Ukraine and Iran and escalating conflicts in other parts of the Middle East), extreme weather events (including climate change, hurricanes, wild fires, earthquakes and floods) or the spread of infectious illness, pandemics or other public health emergencies, could cause our shareholders to seek the repurchase of their Common Shares pursuant to our share repurchase program at a time when such events are adversely affecting the performance of our assets and the broader bond market. If we receive an increased volume of repurchase requests during a given quarter, our cash flow and liquidity could be materially adversely affected. An increased volume of repurchase requests could negatively impact our debt issuance activities, including our ability to issue debt, and could lead to increased borrowing costs. In addition, if we determine to sell assets to satisfy repurchase requests, we may not be able to realize the return on such assets that we may have been able to achieve had we sold at a more favorable time, and our results of operations and financial condition could be materially adversely affected.
In addition, the private credit market has faced heightened scrutiny and growing negative sentiment in recent periods, driven by concerns over liquidity, concentration risk and valuation uncertainty, which may further increase the volume of repurchase requests the Fund receives. Shareholders have sought, and may continue to seek, and certain financial intermediaries have recommended, and may continue to recommend to their clients, the repurchase of some or all of the Common Shares that they hold. A significant volume of repurchase requests in a given period, can cause requests to exceed the amount we offer to repurchase each quarter under our share repurchase program, resulting in less than the full amount of repurchase requests being satisfied in such period (including relative to our quarterly repurchase target amount).

Effects of Leverage [Text Block]
Effects of Leverage
The following table is designed to illustrate the effect of leverage on the total return of Common Shares, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks—Leverage Risk.”
The table further reflects the issuance of leverage representing 33 1/3% of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, immediately after the incurrence of leverage, net of expenses, and the Fund’s currently projected annual interest on its leverage of 5.64%. The Fund’s portfolio must experience an annual rate of return (measured against total assets) of 1.88% (2.82% measured against net assets) in order to cover annual interest payments on borrowings under the Revolving Credit Facility. These figures are estimates based on current market conditions and should be used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
	Assumed Return on Portfolio (Net of Expenses)
	-10%	-5%	0%	5%	10%
Corresponding Return to Common Shareholder	-17.82%	-10.32%	-2.82%	4.68%	12.18%
Total Return of Common Shares is composed of two elements: the dividends on Common Shares paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends or interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the distributions it receives from its investments are entirely offset by losses in the value of those investments.

Effects of Leverage [Table Text Block]
	Assumed Return on Portfolio (Net of Expenses)
	-10%	-5%	0%	5%	10%
Corresponding Return to Common Shareholder	-17.82%	-10.32%	-2.82%	4.68%	12.18%

Return at Minus Ten [Percent]		(17.82%)
Return at Minus Five [Percent]		(10.32%)
Return at Zero [Percent]		(2.82%)
Return at Plus Five [Percent]		4.68%
Return at Plus Ten [Percent]		12.18%
Effects of Leverage, Purpose [Text Block]
The following table is designed to illustrate the effect of leverage on the total return of Common Shares, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks—Leverage Risk.”
The table further reflects the issuance of leverage representing 33 1/3% of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, immediately after the incurrence of leverage, net of expenses, and the Fund’s currently projected annual interest on its leverage of 5.64%. The Fund’s portfolio must experience an annual rate of return (measured against total assets) of 1.88% (2.82% measured against net assets) in order to cover annual interest payments on borrowings under the Revolving Credit Facility. These figures are estimates based on current market conditions and should be used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR SHARES
The following description is based on relevant portions of Delaware law and on our Declaration of Trust and bylaws. This summary is not necessarily complete, and we refer you to Delaware law, our Declaration of Trust and our bylaws for a more detailed description of the provisions summarized below.
General
The terms of the Declaration of Trust authorize an unlimited number of Common Shares of any class, par value $0.01 per share, of which 45,107,085 shares were outstanding as of March 31, 2026. There is currently no market for our Common Shares, and we can offer no assurances that a market for our Common Shares will develop in the future. We do not intend for the Common Shares offered under this prospectus to be listed on any national securities exchange. There are no outstanding options or warrants to purchase our Common Shares. No Common Shares have been authorized for issuance under any equity compensation plans. No shareholder shall be subject to any personal liability whatsoever to any person in connection with Fund property or the acts, obligations or affairs of the Fund.
None of our Common Shares are subject to further calls or to assessments, sinking fund provisions, obligations of the Fund or potential liabilities associated with ownership of the security (not including investment risks). In addition, except as may be provided by the Board of Trustees in setting the terms of any class or series of Common Shares, no shareholder shall be entitled to exercise appraisal rights in connection with any transaction.
Outstanding Securities
Title of Class	Amount Authorized	Amount Held by Fund for its Account	Amount Outstanding as of March 31, 2026
Class S	Unlimited	—	2,897,078
Class D	Unlimited	—	—
Class I	Unlimited	—	41,478,518
Class I Advisory	Unlimited	—	731,489
Common Shares
Under the terms of our Declaration of Trust, all Common Shares will have equal rights as to voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Dividends and distributions may be paid to the holders of our Common Shares as and when authorized by our Board of Trustees and declared by us out of assets legally available. Except as may be provided by our Board of Trustees in setting the terms of classified or reclassified shares, our Common Shares will have no preemptive, exchange, conversion, appraisal or redemption rights. Shares held by shareholders may be transferred only: (i) by operation of law in connection with the death, divorce, bankruptcy, insolvency, adjudicated incompetence, charitable donation, or dissolution of the shareholder; (ii) between accounts of the same investor, or (iii) with the consent of an officer of the Fund (which may be withheld in its sole discretion). In the event of our liquidation, dissolution or winding up, each share of our Common Shares would be entitled to share pro rata in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred shares, if any preferred shares are outstanding at such time. Subject to the rights of holders of any other class or series of shares, each share of our Common Shares will be entitled to one vote on all matters submitted to a vote of shareholders, including the election of Trustees. Except as may be provided by the Board of Trustees in setting the terms of classified or reclassified shares, and subject to the express terms of any class or series of preferred shares, the holders of our Common Shares will possess exclusive voting power. There will be no cumulative voting in the election of Trustees. Subject to the special rights of the holders of any class or series of preferred shares to elect Trustees, each Trustee will be elected by a plurality of the votes cast with respect to such Trustee’s election except in the case where the number of nominees for trusteeships exceeds the number of trustees to be elected, in which case a majority of all votes cast shall be required to elect such nominee. Pursuant to our Declaration of Trust, our Board of Trustees may amend the bylaws to alter the vote required to elect trustees.
Class S Shares
No upfront selling commissions are paid for sales of any Class S shares, however, if you purchase Class S shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to 3.5% cap on NAV for Class S shares.
We pay the Intermediary Manager selling commissions over time as a shareholder servicing and/or distribution fee with respect to our outstanding Class S shares equal to 0.75% per annum of the average daily value of the Fund’s net assets for all our outstanding Class S shares, including any Class S shares issued pursuant to our distribution reinvestment plan. The shareholder servicing and/or distribution fees are paid monthly in arrears. The Intermediary Manager reallows (pays) all of the shareholder servicing and/or distribution fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers, and will waive shareholder servicing and/or distribution fees to the extent a broker is not eligible to receive it for failure to provide such services.
Class D Shares
No upfront selling commissions are paid for sales of any Class D shares, however, if you purchase Class D shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to 1.5% cap on NAV for Class D shares.
We pay the Intermediary Manager selling commissions over time as a shareholder servicing and/or distribution fee with respect to our outstanding Class D shares equal to 0.25% per annum of the average daily value of the Fund’s net assets for all our outstanding Class D shares, including any Class D shares issued pursuant to our distribution reinvestment plan. The shareholder servicing and/or distribution fees are paid monthly in arrears. The Intermediary Manager reallows (pays) all of the shareholder servicing and/or distribution fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers, and will waive shareholder servicing and/or distribution fees to the extent a broker is not eligible to receive it for failure to provide such services.
Class D shares are generally available for purchase in this offering only (1) through fee-based programs, also known as wrap accounts, that provide access to Class D shares, (2) through participating brokers that have alternative fee arrangements with their clients to provide access to Class D shares, (3) through transaction/brokerage platforms at participating brokers, (4) through certain registered investment advisers, (5) through bank trust departments, or any other organization or person authorized to act in a fiduciary capacity for its clients or customers, or (6) by other categories of investors that we name in an amendment or supplement to this prospectus.
Class I Shares
No upfront selling commissions or shareholder servicing and/or distribution fees are paid for sales of any Class I shares and financial intermediaries will not charge you transaction or other such fees on Class I shares.
Class I shares are generally available for purchase in this offering only (1) through fee-based programs, also known as wrap accounts, that provide access to Class I shares, (2) by endowments, foundations, pension funds and other institutional investors, (3) through participating custodians and broker-dealers that have alternative fee arrangements with their clients to provide access to Class I shares for distribution in the U.S., including on NSCC, (4) through certain registered investment advisers, (5) by our executive officers and trustees and their immediate family members, as well as officers and employees of the Adviser, Blackstone, Blackstone Credit & Insurance or other affiliates and their immediate family members, and joint venture partners, consultants and other service providers, or (6) by other categories of investors that we name in an amendment or supplement to this prospectus. In certain cases, where a holder of Class S or Class D shares exits a relationship with a participating broker for this offering and does not enter into a new relationship with a participating broker for this offering, such holder’s shares may be exchanged into an equivalent NAV amount of Class I shares.
Class I Advisory Shares
No upfront selling commissions or shareholder servicing and/or distribution fees are paid for sales of any Class I Advisory shares and financial intermediaries will not charge you transaction or other such fees on Class I Advisory shares.
Class I Advisory shares are generally available for purchase in this offering only (1) through fee-based programs, also known as wrap accounts, that provide access to Class I Advisory shares, (2) by endowments, foundations, pension funds and other institutional investors, (3) through participating custodians and broker-dealers that have alternative fee arrangements with their clients to provide access to Class I Advisory shares for distribution within and outside the U.S., including on NSCC, (4) through certain registered investment advisers, (5) by our executive officers and trustees and their immediate family members, as well as officers and employees of the Adviser, Blackstone, Blackstone Credit & Insurance or other affiliates and their immediate family members, and joint venture partners, consultants and other service providers, or (6) by other categories of investors that we name in an amendment or supplement to this prospectus. In certain cases, where a holder of Class S or Class D shares exits a relationship with a participating broker for this offering and does not enter into a new relationship with a participating broker for this offering, such holder’s shares may be exchanged into an equivalent NAV amount of Class I Advisory shares.
Other Terms of Common Shares
We will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of our Common Shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation (including any amounts paid by the Adviser or its affiliates from their own resources), exceeds the applicable FINRA limit. In addition, immediately before any liquidation, dissolution or winding up, each Class S share and Class D share will automatically convert into a number of Class I shares (including any fractional shares) with an equivalent NAV as such share.
Preferred Shares
This offering does not include an offering of preferred shares. However, under the terms of the Declaration of Trust, our Board of Trustees may authorize us to issue preferred shares in one or more classes or series without shareholder approval, to the extent permitted by the 1940 Act. The Board of Trustees has the power to fix the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each class or series of preferred shares. In the event we issue preferred shares, we will make any required disclosure to shareholders. We will not offer preferred shares to the Adviser or our affiliates except on the same terms as offered to all other shareholders.
Preferred shares could be issued with terms that would adversely affect the shareholders, provided that we may not issue any preferred shares that would limit or subordinate the voting rights of holders of our Common Shares. Preferred shares could also be used as an anti-takeover device through the issuance of shares of a class or series of preferred shares with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that: (1) immediately after issuance and before any dividend or other distribution is made with respect to Common Shares and before any purchase of Common Shares is made, such preferred shares together with all other senior securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred shares, if any are issued, must be entitled as a class voting separately to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two full years or more. Certain matters under the 1940 Act require the affirmative vote of the holders of at least a majority of the outstanding shares of preferred shares (as determined in accordance with the 1940 Act) voting together as a separate class. For example, the vote of such holders of preferred shares would be required to approve a proposal involving a plan of reorganization adversely affecting such securities.
The issuance of any preferred shares must be approved by a majority of our independent Trustees not otherwise interested in the transaction, who will have access, at our expense, to our legal counsel or to independent legal counsel.

Outstanding Securities [Table Text Block]
Outstanding Securities
Title of Class	Amount Authorized	Amount Held by Fund for its Account	Amount Outstanding as of March 31, 2026
Class S	Unlimited	—	2,897,078
Class D	Unlimited	—	—
Class I	Unlimited	—	41,478,518
Class I Advisory	Unlimited	—	731,489

Risks Related to the Fund’s Business and Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Fund’s Business and Structure
Limited Operating History. The Fund is a non-diversified, closed-end management investment company with a limited operating history. As a result, prospective investors have a limited track record and history on which to base their investment decision. We are subject to the business risks and uncertainties associated with recently formed businesses, including the risk that we will not achieve our investment objectives and the value of a shareholder’s investment could decline substantially or become worthless. While we believe that the past professional experiences of the Adviser’s investment team, including investment and financial experience of the Adviser’s senior management, will increase the likelihood that the Adviser will be able to manage the Fund successfully, there can be no assurance that this will be the case.
Ability of Adviser to Achieve Investment Objectives. Since we have no employees, we depend on the investment expertise, skill and network of business contacts of the broader networks of the Adviser and its affiliates, as well as the persons and firms our Adviser may retain to provide services on our behalf. The Adviser evaluates, negotiates, structures, executes, monitors and services our investments. Our future success depends to a significant extent on the continued service and coordination of Blackstone Credit & Insurance and its senior management team. The departure of any members of Blackstone Credit & Insurance’s senior management team could have a material adverse effect on our ability to achieve our investment objectives.
Our ability to achieve our investment objectives depends on the Adviser’s ability to identify and analyze, and to invest in, finance and monitor investments that meet our investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to us, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve our investment objectives, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process.
There is increasing competition among financial sponsors, investment banks and other investors for hiring and retaining qualified investment professionals, and there can be no assurance that the Adviser will be able to find qualified investment professionals in a timely manner or at all. Failure to support our investment process could have a material adverse effect on our business, financial condition and results of operations.
The Investment Advisory Agreement was approved pursuant to Section 15 of the 1940 Act. In addition, the Investment Advisory Agreement has termination provisions that allow the parties to terminate the agreement. The Investment Advisory Agreement may be terminated at any time, without penalty, by us upon 60 days’ written notice or by the Adviser upon 120 days’ written notice. If the Investment Advisory Agreement is terminated, it may adversely affect the quality of our investment opportunities. In addition, in the event the Investment Advisory Agreement is terminated, it may be difficult for us to replace the Adviser. If the Investment Advisory Agreement is terminated and no suitable replacement is found to manage us, we may not be able to achieve our investment objectives. Furthermore, we may incur certain costs in connection with a termination of the Investment Advisory Agreement.
Ability of Adviser to Maintain Relationships. The Adviser depends on its broader organization’s relationships with private equity sponsors, investment banks, and commercial banks and others, and we rely to a significant extent upon these relationships to provide us with potential investment opportunities. If the Adviser or its broader organization fail to maintain their existing relationships or develop new relationships with other sponsors or sources of investment opportunities, we may not be able to grow our investment portfolio. In addition, individuals with whom the Adviser or its broader organizations have relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.
Competition Risk. We compete for investments with other investment funds and a variety of other investors (including private credit funds, mezzanine funds, performing and other credit funds, and funds that invest in CLOs, structured notes, derivatives and other types of collateralized securities and structured products and specialty finance companies and real estate investment trusts), as well as traditional financial services companies such as commercial banks and other sources of funding (including other investment vehicles managed by affiliates of Blackstone). These other investment funds and other investors might be reasonable investment alternatives to us and may be less costly or complex with fewer and/or different risks than we have. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested, including making investments in private U.S. companies. Some of our competitors may have a lower cost of funds and access to funding sources that are not available to us, such as the U.S. government. As a result of these new competitors entering the financing markets in which we operate, competition for investment opportunities in U.S. private companies may intensify. We may lose investment opportunities if we do not match our competitors’ pricing, terms or structure. If we are forced to match our competitors’ pricing, terms or structure, we may not be able to achieve acceptable returns on our investments or may bear substantial risk of capital loss. With respect to corporate direct lending, a significant part of our competitive advantage stems from the fact that the market for investments in U.S. private companies is underserved by traditional commercial banks and other financial sources. A significant increase in the number and/or the size of our competitors in this target market could force us to accept less attractive investment terms. Furthermore, many of our competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on us as an investment company.
Deployment of Capital. In light of the nature of our continuous offering as well as ongoing and periodic private offerings in relation to our investment strategy and the need to be able to deploy potentially large amounts of capital quickly to capitalize on potential investment opportunities, if we have difficulty identifying suitable investments on attractive terms, there could be a delay between the time we receive net proceeds from the sale of our Common Shares in any public or private offering and the time we invest the net proceeds. Our proportion of privately-negotiated investments may be lower than expected. We may also from time to time hold cash pending deployment into investments or have less than our targeted leverage, which cash or shortfall in target leverage may at times be significant, particularly at times when we are receiving high amounts of offering proceeds and/or times when there are few attractive investment opportunities. Such cash may be held in an account for the benefit of our shareholders that may be invested in money market accounts or other similar temporary investments, each of which is subject to management fees.
In the event we are unable to find suitable investments, such cash may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for your investment to realize its full potential return and could adversely affect our ability to pay regular distributions of net investment income to you. It is not anticipated that the temporary investment of such cash into money market accounts or other similar temporary investments pending deployment into investments will generate significant interest, and investors should understand that such low interest payments on the temporarily invested cash may adversely affect overall returns. In the event we fail to timely invest the net proceeds of sales of our Common Shares or do not deploy sufficient capital to meet our targeted leverage, our results of operations and financial condition may be adversely affected.
Market Disruption and Geopolitical Risk. The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. Uncertainties and events around the world may (i) result in market volatility, (ii) have long-term effects on the U.S. and worldwide financial markets and (iii) cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets.
Market Conditions; Discounts to Par Value. The Fund’s investment strategy with respect to certain investments may be based upon the premise that loans, debt instruments or participation interests related thereto that are otherwise performing may from time to time be available for purchase by the Fund at “discounted” rates or at “undervalued” prices. Purchasing debt instruments and other interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that loans or participation interests can be acquired at favorable prices, that such loans or participation interests will not default or that the market for such interests will continue to improve. In addition, there can be no assurance that the market conditions for investing in debt instruments may not deteriorate further, which could have an adverse effect on the performance of the Fund’s investments. While the Fund performs due diligence in connection with each of its investments, there may be an increased risk that the documentation relating to an investment in loans may contain a material misstatement, omission or misrepresentation, which may be relied upon by the Adviser and adversely affect the performance of such investment.
Lack of Transparency in Certain Markets. Companies in certain markets are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. In particular, the assets and profits appearing on the financial statements of a company in certain markets may not reflect its financial position or results of operations in the way they would have been reflected had such financial statements been prepared in accordance with U.S. GAAP. In addition, for a company that keeps accounting records in currency other than euros, inflation accounting rules in certain markets outside the U.S. require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of a currency of constant purchasing power. As a result, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of real estate, companies and securities markets. Accordingly, the Fund’s ability to conduct due diligence in connection with an investment and to monitor the investment may be adversely affected by these factors. In addition, investing in certain non-U.S. markets poses risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments may be denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; (iii) potential price volatility in and relative illiquidity of some foreign securities markets; (iv) less government supervision and regulation; (v) governmental decisions to discontinue support of economic reform programs generally and impose centrally planned economies; (vi) less extensive regulation of the securities markets; (vii) certain economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (viii) the possible imposition of foreign taxes on income and gains recognized with respect to securities; (ix) less developed corporate laws regarding fiduciary duties and the protection of investors; (x) longer settlement periods for securities transactions, (xi) less reliable judicial systems to enforce contracts and applicable law; (xii) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (xiii) political hostility to investments by foreign or private equity investors; and (xiv) less publicly available information.
In addition, in light of the continued and ongoing uncertainty in European debt markets as a result of the sovereign debt crises of some of the members of the European Union (the “E.U.”) and unique political risks associated therewith, investments may be subject to heightened risks or risks not associated with the foregoing. In addition, issuers located in certain European jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such non-U.S. laws and regulations do not provide the client and/or the Adviser with equivalent rights and privileges necessary to promote and protect the Fund’s interest in any such proceeding, the Fund’s investments may be adversely affected. While the Adviser intends, where deemed appropriate, to manage the Fund in a manner that will minimize exposure to the foregoing risks (although the Adviser does not in the ordinary course expect to hedge currency risks), there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.
Price Declines in the Medium- and Large-Sized U.S. Corporate Debt Market. Conditions in the medium-and-large sized U.S. corporate debt market may deteriorate, as seen during the recent financial crisis, which may cause pricing levels to similarly decline or be volatile. During the 2008-2009 financial crisis, many institutions were forced to raise cash by selling their interests in performing assets in order to satisfy margin requirements or the equivalent of margin requirements imposed by their lenders and/or, in the case of hedge funds and other investment vehicles, to satisfy widespread redemption requests. This resulted in a forced deleveraging cycle of price declines, compulsory sales, and further price declines, with falling underlying credit values, and other constraints resulting from the credit crisis generating further selling pressure. If similar events occurred in the medium- and large-sized U.S. corporate debt market, our NAV could decline through an increase in unrealized depreciation and incurrence of realized losses in connection with the sale of our investments, which could have a material adverse impact on our business, financial condition and results of operations.
Spread Widening Risks. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. In particular, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict, or to hedge against, such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the assets underlying debt instruments in which the Fund invests and therefore further deteriorations in value with respect thereto may occur following the Fund’s investment therein.
Uncertainty as to the Value of the Fund’s Investments. Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined pursuant to policies adopted by, and subject to the oversight of, our Board of Trustees. There is not a public market for the securities of the privately-held companies and certain other private assets in which we invest. Many of our investments are not publicly-traded or actively traded on a secondary market. As a result, we value these securities daily at fair value as determined in good faith as required by the 1940 Act, but generally based on the most recent monthly (or, in certain cases, quarterly) mark. Between monthly (or, in certain cases, quarterly) valuations the Fund will consider daily whether there has been a material change to such investments as to affect their fair value, but such analysis may be more limited than the monthly process.
As part of the valuation process, we will generally take into account relevant factors in determining the fair value of the Fund’s investments, without market quotations, many of which are loans, including and in combination, as relevant: (i) the estimated enterprise value of a portfolio company; (ii) the nature and realizable value of any collateral; (iii) the portfolio company’s ability to make payments based on its earnings and cash flow; (iv) the markets in which the portfolio company does business; (v) a comparison of the portfolio company’s securities to any similar publicly traded securities; and (vi) overall changes in the interest rate environment and the credit markets that may affect the price at which similar investments may be made in the future. Our determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded securities existed. We typically utilize independent third-party valuation firms to assist us in determining the fair value of investments for which market quotations are not readily available or deemed to be unreliable. Due to this uncertainty, our fair value determinations may cause our NAV on a given date to materially differ from the value that we may ultimately realize upon the sale of one or more of our investments. If we were required to liquidate a portfolio investment in a forced or liquidation sale, we may realize amounts that are different from what was previously the value, and such differences could be material.
Repurchase Offers Risk. The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, with the size of the repurchase offer subject to approval of the Board. In all cases, such repurchase offers will be for at least 5% and not more than 25% of its outstanding Common Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Common Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases may be funded from available cash, borrowings, subscription proceeds or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in increased portfolio turnover and untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other cash equivalents held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, including liquid investments. If, as expected, the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market, foreign currency and other risks, and the NAV of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund may be a taxable event to shareholders.
Distributions Risk. The Fund intends to declare daily distributions, which it expects to pay monthly. Any distributions the Fund makes will be at the discretion of the Board of Trustees, considering factors such as the Fund’s earnings, cash flow, capital and liquidity needs and general financial condition and the requirements of Delaware law. As a result, the Fund’s distribution rates and payment frequency may vary from time to time. The Fund may not achieve investment results that will allow it to make a specified or stable level of cash distributions and its distributions may decrease over time. In addition, the Fund may be limited in its ability to make distributions.
Returns of Capital Risk. We may fund our cash distributions to shareholders from any sources of funds available to us, including offering proceeds, borrowings, net investment income, cash flow from operations, capital gains proceeds from the sale of assets, non-capital gains proceeds from the sale of assets, dividends or other distributions paid to us on account of preferred and common equity investments in portfolio companies and fee and expense reimbursement waivers from the Adviser or the Administrator, if any. Our ability to pay distributions, if any, might be adversely affected by, among other things, the impact of one or more of the risk factors described in this prospectus. All distributions are and will be paid at the discretion of our Board of Trustees and will depend on our earnings, our financial condition, maintenance of our RIC status and such other factors as our Board of Trustees may deem relevant from time to time. We cannot assure shareholders that we will continue to pay distributions to our shareholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from borrowings or sources other than net investment income in anticipation of future cash flow, which may constitute a return of shareholders’ capital. A return of capital is not paid from tax earnings or profits and will have the effect of reducing the tax basis of a shareholder’s Common Shares, such that when a shareholder sells its Common Shares the sale may be subject to tax, even if the Common Shares are sold for less than the original purchase price.
Unrealized Losses. Decreases in the market value or fair value of our investments relative to amortized cost will be recorded as unrealized depreciation. Any unrealized losses in our portfolio could be an indication of a portfolio company’s inability to meet its repayment obligations to us with respect to the affected loans. This could result in realized losses in the future and ultimately in reductions of our income available for distribution in future periods. In addition, decreases in the market value or fair value of our investments will reduce our NAV.
Funding Risk. Any distributions made from sources other than net investment income or relying on fee or expense reimbursement waivers, if any, from the Adviser or the Administrator are not based on our investment performance, and can only be sustained if we achieve positive investment performance in future periods and/or the Adviser or the Administrator continues to make such expense reimbursements, if any. The extent to which we pay distributions from sources other than net investment income will depend on various factors, including the level of participation in our distribution reinvestment plan, how quickly we invest the proceeds from this and any future offering and the performance of our investments. Shareholders should also understand that our future repayments to the Adviser will reduce the distributions that they would otherwise receive. There can be no assurance that we will achieve such performance in order to sustain these distributions, or be able to pay distributions at all. The Adviser and the Administrator have no obligation to waive fees or receipt of expense reimbursements, if any.
Force Majeure Risk. The Fund may be affected by force majeure events (e.g., acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, nationalization of industry and labor strikes). Force majeure events could adversely affect the ability of the Fund or a counterparty to perform its obligations. The liability and cost arising out of a failure to perform obligations as a result of a force majeure event could be considerable and could be borne by the Fund. Certain force majeure events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the global or local economy, thereby affecting the Fund. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control, could result in a loss to the Fund if an investment is affected, and any compensation provided by the relevant government may not be adequate. Uncertainties and events around the world may (i) result in market volatility, (ii) have long-term effects on the U.S. and worldwide financial markets and (iii) cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets
Terrorist Attacks, Acts of War, or Natural Disasters Risk. Terrorist attacks, acts of war or natural disasters may disrupt the Fund’s operations, as well as the operations of the businesses in which we invest. Such acts, including the ongoing conflicts in Ukraine and Iran and escalating conflicts in other parts of the Middle East, have created, and continue to create, economic and political uncertainties and have contributed to recent global economic instability. Future terrorist activities, military or security operations, or natural disasters could further weaken the domestic/global economies and create additional uncertainties, which may negatively impact the businesses in which the Fund invests directly or indirectly and, in turn, could have a material adverse impact on our business, operating results and financial condition. Losses from terrorist attacks and natural disasters are generally uninsurable.
Cyber-Security Risk and Identity Theft Risks. The Fund’s operations are highly dependent on technology platforms and we rely heavily on Blackstone’s and its affiliates’ analytical, financial, accounting, communications and other data processing systems. Blackstone’s and its affiliates’ systems face ongoing cybersecurity threats and attacks, which could result in the loss of confidentiality, integrity or availability of such systems and the data held by such systems. Attacks on Blackstone’s and/or its affiliates’ systems could involve, and in some instances have in the past involved, attempts intended to obtain unauthorized access to our proprietary information, destroy data or disable, degrade or sabotage our systems, or divert or otherwise steal funds, including through the introduction of computer viruses, “phishing” attempts and other forms of social engineering (including social engineering facilitated by the use of AI Technologies (as defined below)). Attacks on Blackstone’s and/or its affiliates’ systems could also involve ransomware or other forms of cyber extortion. Cyberattacks and other data security threats could originate from a wide variety of external sources, including cyber criminals, nation state hackers, hacktivists and other outside parties. Cyberattacks and other security threats could also originate from the malicious or accidental acts of insiders, such as employees, consultants, independent contractors or other service providers.
There has been an increase in the frequency and sophistication of the cyber and data security threats, with attacks ranging from those common to businesses generally to those that are more advanced and persistent, which may target Blackstone and/or its affiliates because they hold a significant amount of confidential and sensitive information about investors, portfolio companies and potential investments. In addition, the risk of cyber and data security threats to Blackstone and its affiliates is exacerbated with the advancement of artificial intelligence, which malicious third parties are using to create new, sophisticated and more frequent attacks. As a result, Blackstone and its affiliates may face a heightened risk of a security breach or disruption with respect to this information. Measures taken by Blackstone and/or its affiliates to ensure the integrity of their systems may not provide adequate protection, especially because cyberattack techniques are continually evolving, may persist undetected over extended periods of time, and may not be mitigated in a timely manner to prevent or minimize the impact of an attack on Blackstone and/or its affiliates, our investors, our portfolio companies or potential investments. If Blackstone’s and/or its affiliates’ systems or those of third party service providers are compromised either as a result of malicious activity or through inadvertent transmittal or other loss of data, do not operate properly or are disabled, or we fail to provide the appropriate regulatory or other notifications in a timely manner, we could suffer financial loss, increased costs, a disruption of our businesses, liability to our counterparties, portfolio companies or fund investors, regulatory intervention or reputational damage. The costs related to cyber or other data security threats or disruptions may not be fully insured or indemnified by other means.
We are reliant on third party service providers for certain aspects of our business, including for our administration, as well as for certain technology platforms, including cloud-based services. These third-party service providers could also face ongoing cybersecurity threats and compromises of their systems and as a result, unauthorized individuals could gain, and in some past instances have gained, access to certain confidential data through third-party service providers. In addition, we could also suffer losses in connection with updates to, or the failure to timely update, the third-party technology platforms on which we rely.
Cybersecurity, privacy and data protection have become top priorities for regulators in the United States and around the world. Many jurisdictions in which we, Blackstone and/or its affiliates operate have laws and regulations relating to privacy, data protection and cybersecurity, including the Gramm-Leach-Bliley Act (including recent amendments to Regulation S-P), the General Data Protection Regulation, the U.K. Data Protection Act, and the California Privacy Rights Act. Some jurisdictions have also enacted or proposed laws requiring companies to notify individuals and/or government agencies of data security breaches involving certain types of personal data or involving certain thresholds of potential harm to impacted individuals. In light of the focus of federal regulators on cybersecurity, SEC enforcement and examination activities have increased in recent years and may increase further. Although Blackstone and/or its affiliates maintain cybersecurity controls designed to prevent cyber incidents from occurring, no security is impenetrable to cyberattacks. It is possible that current and future cyber enforcement activity will target practices that Blackstone and/or its affiliates believe are compliant, but the regulators deem otherwise.
Breaches in our, Blackstone’s and/or its affiliates’ security or in the security of third party service providers, whether malicious in nature or through inadvertent transmittal or other loss of data, could potentially jeopardize our, Blackstone’s and/or its affiliates’, including the Adviser’s, employees or our shareholders’ or counterparties’ confidential, proprietary and other information processed and stored in, and transmitted through, computer systems and networks or those of our, Blackstone’s and/or its affiliates’ third-party service providers, or otherwise cause interruptions or malfunctions in our, Blackstone’s and/or its affiliates’, including the Adviser’s, employees’, our shareholders’, our counterparties’ or third parties’ business and operations, which could result in significant financial losses, increased costs, liability to our shareholders and other counterparties, regulatory intervention and reputational damage. Furthermore, if we, Blackstone and/or its affiliates fail to comply with the relevant laws and regulations or fail to provide the appropriate regulatory or other notifications of breach in a timely manner, it could result in regulatory investigations and penalties, which could lead to negative publicity and reputational harm and may cause our shareholders to lose confidence in the effectiveness of our security measures and Blackstone more generally.
Our portfolio companies also rely on data processing systems and the secure processing, storage and transmission of information, including payment and health information, which in some instances are provided by third parties. A disruption or compromise of these systems could have a material adverse effect on the value of these businesses. We may invest in strategic assets having a national or regional profile or in digital or other infrastructure, the nature of which could expose them to a greater risk of being subject to a terrorist attack or a security breach than other assets or businesses. Such an event may have material adverse consequences on our investment or assets of the same type or may require portfolio companies to increase preventative security measures or expand insurance coverage.
Finally, Blackstone’s and/or its affiliates’ and our portfolio companies’ technology platforms, data and intellectual property are also subject to a heightened risk of theft or compromise as a result of operations outside the United States, in particular in those jurisdictions that do not have comparable levels of protection of proprietary information and assets such as intellectual property, trademarks, trade secrets, know-how and customer information and records. In addition, they may be required to compromise protections or forego rights to technology, data and intellectual property in order to operate in or access markets in a foreign jurisdiction. Any such direct or indirect compromise of these assets could have a material adverse impact on us and our portfolio companies.
Rapidly developing and changing global data security and privacy laws and regulations could increase compliance costs and subject Blackstone to enforcement risks and reputational damage. Blackstone’s data security and privacy compliance obligations, include those relating to U.S. laws and regulations, impose significant compliance costs on Blackstone, which could increase significantly as laws and regulations continue to evolve. At the U.S. federal level, the SEC has adopted changes to Regulation S-P, which took effect in 2025. The amendments impose operationally challenging data breach notification requirements and deadlines as well as obligations to implement written policies and procedures to govern oversight of service providers that will likely increase associated compliance costs, some or all of which could be allocated to us. The U.S. Department of Justice issued a rule (the Bulk Data Transfer Rule), effective in 2025, that prohibits or restricts certain transactions involving the transfer of, and access to, bulk sensitive personal data to foreign persons connected with certain designated countries of concern, including China. While Blackstone expects this development will increase compliance burdens and associated costs, this rule may also impact the way Blackstone and its affiliates conduct business, including the ability of employees in countries of concern to access certain information.
Further, any inability, or perceived inability, by Blackstone, the Adviser, us or our portfolio companies to adequately address data protection or privacy concerns, or comply with applicable laws, regulations, policies, industry standards and guidance, contractual obligations, or other legal obligations, even if unfounded, could result in significant legal, regulatory and third-party liability, increased costs, disruption of Blackstone’s, the Adviser’s, our or our portfolio companies’ business and operations, and a loss of investor confidence and other reputational damage. Many regulators have indicated an intention to take more aggressive enforcement actions regarding data security and privacy matters, and private litigation resulting from such matters is increasing and resulting in progressively larger judgments and settlements. Specifically, the SEC’s stated 2026 examination priorities include an intended focus on adviser’s policies and practices as they relate to the prevention of interruptions to mission-critical services and protection of information, records and assets. Furthermore, as new data protection and privacy-related laws and regulations are implemented, the time and resources needed for Blackstone, us and our portfolio companies to comply with such laws and regulations continues to increase and become a significant compliance workstream.
Technological or Other Innovations and Industry Disruptions. Recent trends in the market generally, including technological developments in artificial intelligence, have disrupted the industry with technological or other innovations. In this period of rapid technological and commercial innovation, new businesses and approaches may be created that could affect the Fund and/or its portfolio companies or alter the market practices that help frame its strategy. Any of these new approaches could damage the Fund’s investments, significantly disrupt the market in which it operates and subject it to increased competition, which could materially and adversely affect its business, financial condition and results of investments. Moreover, given the pace of innovation in recent years, the impact on a particular investment may not have been foreseeable at the time we made the investment. Furthermore, we could base investment decisions on views about the direction or degree of innovation that prove inaccurate and lead to losses.
Artificial Intelligence Risks. Technological developments in artificial intelligence, including machine learning technology and generative artificial intelligence (“AI Technology” and, collectively, “AI Technologies”) and their current and potential future applications, as well as the legal and regulatory frameworks within which they operate, are rapidly evolving. The full extent of current or future risks related thereto is not possible to predict and we and our portfolio companies may not be able to anticipate, prevent, mitigate or remediate all of the potential risks, challenges or impacts of such changes. Any of these technological innovations could result in harm to us, Blackstone, the Adviser or our portfolio companies; reduce demand for their products, services, software or technology offerings; significantly disrupt the markets in which they operate; and subject them to increased competition, including industry pricing or other competitive dynamics. These effects could materially and adversely affect their business, financial condition, results of operations and growth prospects, impact their valuations and ultimately have an adverse impact on us. Advancements in computing and AI Technologies, including efficiency improvements, without related increases in the adoption and development of such technologies, could also negatively impact demand for, and the valuation of, digital infrastructure assets of Blackstone, our affiliates and our portfolio companies.
We, Blackstone, the Adviser and our portfolio companies avail ourselves/themselves of the benefits, insights and efficiencies that are available through the use of AI Technologies. While we, Blackstone, the Adviser, our affiliates and our portfolio companies have begun to deploy AI Technologies in a variety of ways, including in the evaluation and management of investments, legal and marketing compliance, customer engagement, content creation and rules-based operations (e.g., legal, accounting, and transaction processing), the long-term effectiveness and scalability of AI Technologies remain uncertain. In addition, the use of AI Technologies presents a number of risks that cannot be fully mitigated. For example, AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, but it is not possible or practicable to incorporate all relevant data into models that AI Technologies utilize to operate. Moreover, with the use of AI Technologies, there often exists a lack of transparency of how inputs are converted to outputs, and neither we, Blackstone, the Adviser nor our portfolio companies can fully validate this process and its accuracy. The accuracy of such inputs and the resulting impact on the results of AI Technologies cannot be verified and could result in a diminished quality of work product that includes or is derived from inaccurate or erroneous information. Further, inherent bias in the construction of AI Technologies can lead to a wide array of risks including but not limited to accuracy, efficacy and reputational harm. Therefore, it is expected that data in such models will contain a degree of inaccuracy and error, and potentially materially so, and that such data as well as algorithms in use could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of AI Technologies and could adversely impact us, Blackstone, the Adviser or our portfolio companies to the extent we/they rely on the work product of such AI Technologies. The volume and reliance on data and algorithms also make AI Technologies, and in turn us, Blackstone, the Adviser and our portfolio companies, more susceptible to cybersecurity threats, including the compromise of underlying models, training data, or other intellectual property. We, Blackstone, the Adviser and our portfolio companies could be exposed to risks to the extent third‐party service providers, or any counterparties use AI Technologies in their business activities. At the same time, to the extent utilized by Blackstone or the Adviser, any interruption of access to or use of AI Technologies could impede the ability of us, Blackstone, the Adviser or our portfolio companies to generate information and analysis that could be beneficial to us/them and our/their business, financial condition and results of operations. AI Technologies will likely also be competitive with certain business activities or increase the obsolescence of certain organizations’ products or services, particularly as AI Technologies improve. This could also have an adverse impact on us, Blackstone, the Adviser or our portfolio companies.
AI Technologies can also be misused or misappropriated by third parties and/or employees of Blackstone, the Adviser or our portfolio companies. For example, there is a risk that a user will input confidential information, including material non-public information, or personal identifiable information, into AI Technologies applications, resulting in such information becoming part of a dataset that is accessible by other third-party AI Technologies applications and users including competitors of us, Blackstone, the Adviser or our portfolio companies. Moreover, we, Blackstone, the Adviser and our portfolio companies will not necessarily be in a position to control the manner in which third-party AI Technologies are developed or maintained or the manner in which third parties use AI Technologies to provide services, even where they have sought contractual protections. The use of AI Technologies, including potential inadvertent disclosure of confidential information or personal identifiable information, could also lead to legal and regulatory investigations and enforcement actions. Relatedly, we, Blackstone, the Adviser and our portfolio companies could be exposed to risks to the extent third-party service providers or any counterparties use AI Technologies in their business activities.
Blackstone expects to be involved in the collection of data and/or development of proprietary AI Technologies for Blackstone, the Adviser, the Fund, Other Clients and/or their portfolio companies. To this end, we can be expected to pay and bear certain expenses and fees associated with developing and maintaining such technology, including the costs of any professional service providers, subscriptions and related software and hardware, server infrastructure and hosting, and internal Blackstone expenses, fees, charges and/or related costs incurred, charged or specifically attributed or allocated (based on methodologies determined by Blackstone) to us, Blackstone, the Adviser or our portfolio companies or their affiliates in connection with such AI Technologies, and none of the fees, costs or expenses described above will reduce or offset the management fees.
Regulations related to AI Technologies could also impose certain obligations and costs related to monitoring and compliance. Regulators are increasing scrutiny of, and enacting or considering enacting regulations regarding, the use of AI Technologies, including the use of “big data,” diligence of data sets and oversight of data vendors. The use of AI Technologies by us, Blackstone, the Adviser or our portfolio companies may require compliance with legal and regulatory frameworks that are not fully developed or tested, and we, Blackstone, the Adviser or our portfolio companies may face litigation and regulatory actions related to the use or the engagement of vendors that use AI Technologies. In April 2023, the Federal Trade Commission, U.S. Department of Justice, Consumer Financial Protection Bureau, and U.S. Equal Employment Opportunity Commission released a joint statement on artificial intelligence demonstrating interest in monitoring the development and use of automated systems and enforcement of their respective laws and regulations. In October 2023, an executive order established new standards for AI safety and security. In addition to the U.S. regulatory framework, the E.U. adopted the Artificial Intelligence Act in 2024, which applies to certain AI Technologies and the data used to train, test and deploy them, which may create additional compliance burdens, higher administrative costs and significant penalties should we, Blackstone, the Adviser and our portfolio companies fail to comply or be perceived to fail to comply.
AI Technologies and their current and potential future applications including in the private investment and financial sectors, as well as the legal and regulatory frameworks within which they operate, continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Changes in Laws or Regulations. The Fund, its portfolio companies, and other counterparties are subject to regulation at the local, state and federal level. New legislation may be enacted, or new interpretations, rulings or regulations could be adopted, including those governing the types of investments we are permitted to make, any of which could harm us and our shareholders, potentially with retroactive effect. Anticipating policy changes and reforms may be particularly difficult during periods of heightened partisanship at the federal, state and local levels, including due to the divisiveness surrounding populist movements, political disputes and socioeconomic issues. The failure to accurately anticipate the possible outcome of such changes and/or reforms could have a material adverse effect on our returns.
In addition, policy changes impacting the financial services industry could impose additional costs, require significant attention of senior management and personnel or require us or our portfolio companies to change or limit the manner in which we or our portfolio companies conduct business. While this risk may increase or decrease with changing U.S. presidential administrations and different expressed policy priorities, we cannot predict at this time whether and the extent to which the current U.S. presidential administration and senior officials at the SEC and other federal agencies will pursue any specific policy priorities or changes. In addition, uncertainty regarding legislation and regulations affecting the financial services industry or taxation could adversely impact our business or the business of our portfolio companies.
Additionally, any changes to or repeal of the laws and regulations governing our operations relating to permitted investments may cause us to alter our investment strategy to avail ourselves of new or different opportunities. Such changes could result in material differences to our strategies and plans as set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of the Adviser to other types of investments in which the Adviser may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our financial condition and results of operations and the value of a shareholder’s investment.
Trade Negotiations and Related Government Actions. In recent years, the U.S. government has taken substantial actions with respect to international trade policy, including seeking to renegotiate certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries. The U.S. government has also imposed, and may in the future impose further, tariffs on certain foreign goods, such as steel and aluminum, from various countries, including China, Canada and Mexico. Some foreign governments, including China, Canada and Mexico, have threatened or instituted retaliatory tariffs on certain U.S. goods. In February 2026, the U.S. Supreme Court ruled that many of the tariffs recently imposed by the U.S. government exceeded its authority, thereby invalidating many, but not all, of such tariffs. Subsequent to the U.S. Supreme Court’s ruling, the U.S. presidential administration raised potential alternative means through which the administration could impose tariffs and subsequently imposed a global tariff under a different law. The outlook on further trade policy actions, including trade agreements and potential retaliatory tariffs is unclear. Increased tariffs on goods imported from China, Canada, Mexico and other countries could further increase costs, decrease margins and reduce the competitiveness of products and services offered by our portfolio companies. Such uncertainty and/or tariffs or counter-measures could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on imported goods.
There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy in response to the U.S. Supreme Court’s ruling. Further governmental actions related to the imposition of tariffs or other trade barriers, or changes to international trade agreements or policies, could create further regulatory uncertainty for our portfolio companies and adversely affect their businesses and financial conditions, particularly to the extent the revenues and profitability of their businesses rely on goods imported from outside of the United States.
Financial Regulatory Changes in the U.S. The financial services industry continues to be the subject of heightened regulatory scrutiny in the United States. There has been active debate over the appropriate extent of regulation and oversight of investment funds and their managers. We may be adversely affected as a result of new or revised regulations imposed by the SEC or other U.S. governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. We also may be adversely affected by changes in the interpretation or enforcement of existing laws and regulations by these governmental authorities and self-regulatory organizations. Further, new regulations or interpretations of existing laws may result in enhanced disclosure obligations, including with respect to sustainability matters, which could negatively affect us and materially increase our regulatory burden. Increased regulations generally increase our costs, and we could continue to experience higher costs if new laws require us to spend more time or buy new technology to comply effectively.
Conversely, potential deregulation of the banking industry in the United States, including a rollback of existing regulatory requirements, could adversely affect the private credit industry and, consequently, our investment strategy, portfolio performance and overall returns.
Any changes in the regulatory framework applicable to our business, including the changes described above, may impose additional compliance and other costs, increase regulatory investigations of the investment activities of our funds, require the attention of our senior management, affect the manner in which we conduct our business and adversely affect our profitability. The full extent of the impact on us of any new laws, regulations or initiatives that may be proposed is impossible to determine.
Regulatory Oversight. Our business and the businesses of the Adviser, the Intermediary Manager and their respective affiliates are subject to extensive regulation, including periodic examinations, inquiries and investigations, which may result in enforcement and other proceedings, by governmental agencies and self-regulatory organizations in the jurisdictions in which we and they operate around the world, including the SEC and various other U.S. federal, state and local agencies. These authorities have regulatory powers dealing with many aspects of financial services, including the authority to grant, and in specific circumstances to cancel, permissions to carry on particular activities.
We, the Adviser, the Intermediary Manager and their respective affiliates have received, and may in the future receive, requests for information, inquiries and informal or formal investigations or subpoenas from such regulators from time to time in connection with such inquiries and proceedings and otherwise in the ordinary course of business. These requests could relate to a broad range of matters, including specific practices of our business, the Adviser, the Intermediary Manager, our investments or other investments the Adviser or its affiliates make on behalf of their clients, potential conflicts of interest between us and the Adviser, Intermediary Manager or their affiliates, or industry wide practices. Actions by and/or initiatives of the SEC and/or other regulators can have an adverse effect on our financial results, including as a result of the imposition of a sanction, a limitation on our, Blackstone’s or our personnel’s activities, or changing our historic practices. Any adverse publicity relating to an investigation, proceeding or imposition of these sanctions could harm our or Blackstone’s reputation and have an adverse effect on our future fundraising or operations. The costs of responding to legal or regulatory information requests, any increased reporting, registration and compliance requirements will be borne by us in the form of legal or other expenses, litigation, regulatory proceedings or penalties, may divert the attention of our management, may cause negative publicity that adversely affects investor sentiment, and may place us at a competitive disadvantage, including to the extent that we, the Adviser, the Intermediary Manager or any of their respective affiliates are required to disclose sensitive business information or alter business practices.
In addition, efforts by the current administration or future administrations could have further impacts on our industry if previously enacted laws are amended or if new legislative or regulatory reforms are adopted. In addition, a future change in administration may lead to leadership changes at a number of U.S. federal regulatory agencies with oversight over the U.S. financial services industry. Such changes would pose uncertainty with respect to such agencies’ ongoing policy priorities and could lead to increased regulatory enforcement activity in the financial services industry. Any changes or reforms may impose additional costs on our current or future investments, require the attention of senior management or result in other limitations on our business or investments. We are unable to predict at this time the likelihood or effect of any such changes or reforms.
Foreign Currency Risks. We may hold assets and make borrowings denominated in foreign currencies, and may acquire assets or make borrowings denominated in other foreign currencies, which exposes us to foreign currency risk. As a result, a change in foreign currency exchange rates may have an adverse impact on the valuation of our assets or liabilities, as well as our income and cash flows. As a result of foreign currency fluctuations, the value of our liabilities and expenses may increase or the value of our assets and income may decrease due to factors outside of our control, which can have a negative effect on our NAV and cash available for distribution. Any such changes in foreign currency exchange rates may impact the measurement of such assets or liabilities for purposes of maintaining RIC tax treatment or the requirements under the 1940 Act. We may seek to hedge against currency exchange rate fluctuations by using financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act, but there is no guarantee such efforts will be successful and such hedging strategies create additional costs. We may acquire various financial instruments for purposes of “hedging” or reducing our risks, which may be costly and ineffective and could reduce our cash available for distribution to our shareholders. See “Hedging Risks.”
Portfolio Turnover Risk. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) generally involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Sales of portfolio securities may also result in realization of taxable capital gains, including short-term capital gains (which are generally treated as ordinary income upon distribution in the form of dividends). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
General Economic Conditions. We and our portfolio companies are susceptible to the effects of economic slowdowns or recessions. The global growth cycle is in a mature phase and signs of slowdown are evident in certain regions around the world. Instability in the global financial markets could trigger pronounced volatility in the prices of equity and debt securities.  Periods of elevated inflation and high interest rates, such as those experienced in recent years, and geopolitical concerns and other global events beyond our control can contribute to significant volatility in debt and equity markets. Gradual decreases in interest rates during 2025, coupled with resilience in the U.S. economy, contributed to improved investor sentiment, stronger capital markets and increased transaction activity toward the end of 2025. Nevertheless, inflation has remained above the U.S. Federal Reserve’s target level, and interest rates remain elevated . Uncertainty regarding the further trajectory of inflation and interest rates creates the potential for volatility in debt and equity markets.
Financial markets have been affected at times by a number of global macroeconomic events, including the following: large sovereign debts and fiscal deficits of several countries in Europe and in emerging markets jurisdictions, levels of non‑performing loans on the balance sheets of European banks, the effect of the U.K. leaving the E.U. and instability in the Chinese capital markets. Although the broader outlook remains constructive, geopolitical instability continues to pose risk. Geopolitical instability has been prevalent in recent years, and 2025 and, to this date, 2026, have been years of significant geopolitical events, including, among others, trade tensions resulting from U.S. tariff implementation and retaliatory tariffs by other countries, ongoing conflicts in Ukraine and Iran and escalating conflicts in other parts of the Middle East. For example, in the United States, the current presidential administration has stated its intention to propose or has implemented governmental policy and regulatory changes in a variety of areas, including the imposition of tariffs or other trade barriers. In that connection, certain countries subject to those changes have expressed an intent to impose or have imposed similar measures in return. Additionally, certain of our portfolio companies may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns or a recession in the United States. A decreased U.S. government credit rating, any default by the U.S. government on its obligations, or any prolonged U.S. government shutdown, could create broader financial turmoil and uncertainty, which may weigh heavily on our financial performance and the value of our Common Shares. Unfavorable economic conditions would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us. These events may limit our investment originations, and limit our ability to grow and could have a material negative impact on our operating results, financial condition, results of operations and cash flows and the fair values of our debt and equity investments.
Any deterioration of general economic conditions may lead to significant declines in corporate earnings or loan performance, and the ability of corporate borrowers to service their debt, any of which could trigger a period of global economic slowdown, and have an adverse impact on the performance and financial results of the Fund, and the value and the liquidity of the Common Shares. A severe recession may further decrease the value of such collateral and result in losses of value in our portfolio and a decrease in our revenues, net income, assets and net worth. Unfavorable economic conditions also could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us on favorable terms or at all. These events could prevent us from increasing investments and harm our operating results.
In addition, the failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which we and/or our portfolio companies have a commercial relationship could adversely affect, among other things, our and/or our portfolio companies’ ability to pursue key strategic initiatives, including by affecting our or our portfolio company’s ability to access deposits or borrow from financial institutions on favorable terms. Additionally, if a portfolio company or its sponsor has a commercial relationship with a bank that has failed or is otherwise distressed, the portfolio company may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations. In addition, such bank failure(s) could affect, in certain circumstances, the ability of both affiliated and unaffiliated co-lenders, including syndicate banks or other fund vehicles, to undertake and/or execute co-investment transactions with the Fund, which in turn may result in fewer co-investment opportunities being made available to the Fund or impact the Fund’s ability to provide additional follow-on support to portfolio companies. The ability of the Fund, its subsidiaries and portfolio companies to spread banking relationships among multiple institutions may be limited by certain contractual arrangements, including liens placed on their respective assets as a result of a bank agreeing to provide financing.
Financial Reform Legislations. In light of past market conditions in the U.S. and global financial markets, the U.S. and global economy, legislators, the presidential administration and regulators have increased their focus on the regulation of the financial services industry, including the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) which instituted a wide range of reforms that have impacted all financial institutions to varying degrees. While we cannot predict what effect any changes in the laws or regulations or their interpretations would have on us, these changes could be materially adverse to us and our shareholders.
Any changes in the regulatory framework applicable to our business, including the changes described above, may impose additional compliance and other costs, increase regulatory investigations of the investment activities of our funds, require the attention of our senior management, affect the manner in which we conduct our business and adversely affect our profitability. The full extent of the impact on us of any new laws, regulations or initiatives that may be proposed is impossible to determine.
General European and Global Economic Conditions. The success of our investment activities could be affected by general economic and market conditions in Europe and in the rest of the world, as well as by changes in applicable laws and regulations (including laws relating to taxation of our investments), tariffs or other trade barriers, currency exchange controls, rate of inflation, currency depreciation, asset re-investment, resource self-sufficiency and national and international political and socioeconomic circumstances in respect of the European and other non-U.S. countries in which we may invest. These factors will affect the level and volatility of securities prices and the liquidity of the Fund’s investments, which could impair our profitability or result in losses. General fluctuations in the market prices of securities and interest rates may affect our investment opportunities and the value of our investments. We may maintain substantial trading positions that can be adversely affected by the level of volatility in the financial markets; the larger the positions, the greater the potential for loss. Declines in the performance of national economies or the credit markets in certain jurisdictions have had a negative impact on general economic and market conditions globally, and as a result, could have a material adverse effect on our business, financial condition and results of operations.
The Adviser’s financial condition may be adversely affected by a significant general economic downturn and it may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on the Adviser’s businesses and operations (including those of the Fund). A recession, slowdown and/or sustained downturn in the global economy (or any particular segment thereof) could have a pronounced impact on the Fund and could adversely affect the Fund’s profitability, impede the ability of the Fund’s portfolio companies to perform under or refinance their existing obligations and impair the Fund’s ability to effectively deploy its capital or realize its investments on favorable terms.
Challenges facing a single, concentrated sector or industry can have far-reaching implications for the broader economy, including the private credit market. For example, although the U.S. economy has demonstrated strength and resiliency underpinned by the ongoing technology investment boom, there can be no assurance that such trend will continue. In recent years, there has been growing concern about the sustainability of the private credit industry, particularly due to its significant exposure to the expanding technology sector, which includes artificial intelligence infrastructure investments. Market analysts, journalists and other stakeholders have increasingly questioned whether the rapidly developing artificial intelligence market, which includes companies focused on the design and manufacture of semiconductors, data center construction and the expansion of power generation, is fueling inflated valuations and unsustainable price appreciation. This concern is compounded by the sector’s increasing interconnectivity, as private credit supports cross-investments among artificial intelligence- and data center-focused firms, potentially creating an overvalued and tightly linked ecosystem that may lack solid long-term economic fundamentals. If these concerns are validated or perceived as credible by the public, a significant global market correction or downturn could occur, which could result in a material adverse effect on the Fund and its portfolio companies. In particular, market devaluations in the software sector may impair companies’ ability to refinance existing private credit loans and restrict merger and acquisition activity in the sector. Consequently, these dynamics could lead to extended holding periods for our assets.
In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could result in problems in one country adversely affecting regional and even global economic conditions and markets. For example, concerns about the fiscal stability and growth prospects of certain European countries in the last economic downturn had a negative impact on most economies of the Eurozone and global markets and the ongoing conflicts in Ukraine and Iran and escalating conflicts in other parts of the Middle East could have a negative impact on those countries and others in those regions. The occurrence of similar crises in the future could cause increased volatility in the economies and financial markets of countries throughout a region, or even globally.
Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain investments, which losses will likely be exacerbated by the presence of leverage in a portfolio company’s capital structure.
Economic and Trade Sanctions and Anti-Bribery Considerations. Economic and trade sanctions laws in the United States and other jurisdictions may prohibit the Fund and the Fund’s professionals from transacting with or in certain countries and with certain individuals and companies. In the United States, the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) administers and enforces laws, Executive Orders and regulations establishing U.S. economic and trade sanctions. Such sanctions prohibit, among other things, transactions with, and the provision of services to, certain foreign countries, territories, entities and individuals. These entities and individuals include specially designated nationals, sanction evaders, specially designated narcotics traffickers and other parties subject to OFAC sanctions and embargo programs. The lists of OFAC prohibited countries, territories, persons and entities, including the List of Specially Designated Nationals and Blocked Persons, as such list may be amended from time to time, can be found on the OFAC website at www.treas.gov/ofac. In addition, certain programs administered by OFAC prohibit dealing with individuals or entities in certain countries regardless of whether such individuals or entities appear on the lists maintained by OFAC. Other jurisdictions maintain different and/or additional economic and trade sanctions. These types of sanctions may significantly restrict the Fund’s investment activities in certain countries and, in particular, certain emerging market countries. At the same time, the Fund may be obligated to comply with certain anti-boycott laws and regulations, which prevents the Fund from engaging in certain discriminatory practices that may be allowed or required in certain jurisdictions. The Fund’s failure to discriminate in this manner could make it more difficult for the Fund to pursue certain investments and engage in certain business activities.
In some countries, there is a greater acceptance than in the United States and the U.K. of government involvement in commercial activities, and of corruption. The Fund, the Fund’s professionals and the Adviser are committed, to the fullest extent permitted by applicable law, to complying with the U.S. Foreign Corrupt Practices Act (“FCPA”), the U.K. Bribery Act and other anti-corruption, anti-bribery, anti-fraud laws and regulations, as well as anti-boycott regulations, to which they are subject. As a result, the Fund may be adversely affected because of its unwillingness to participate in transactions that violate such laws or regulations. Such laws and regulations may make it difficult in certain circumstances for the Fund to act successfully on investment opportunities and for investments to obtain or retain business.
In recent years, the U.S. Department of Justice and the SEC have devoted greater resources to enforcement of the FCPA. In addition, the U.K., with enactment of the U.K. Bribery Act, has expanded the reach of its anti-bribery laws significantly. While Blackstone has developed and implemented policies and procedures designed to ensure strict compliance with the FCPA and the U.K. Bribery Act and the sanctions regimes that apply to the Fund, such policies and procedures may not be effective in all instances to prevent violations. In addition, in spite of these policies and procedures, affiliates of portfolio companies, particularly in cases in which the Fund or another fund or vehicle sponsored by the Fund does not control such portfolio company, may engage in activities that could result in FCPA, U.K. Bribery Act or other violations of law. Any determination that the Fund has violated the FCPA, U.K. Bribery Act or other applicable anti-corruption laws, anti-bribery, anti-fraud laws or sanctions requirements could subject the Fund to, among other things, civil and criminal penalties, material fines, profit disgorgement, injunctions on future conduct, securities litigation, disclosure obligations and a general loss of investor confidence, any one of which could adversely affect the Fund’s business prospects and/or financial position, as well as the Fund’s ability to achieve its investment objectives and/or conduct its operations.
Regulation Best Interest. Broker-dealers are required to comply with Regulation Best Interest, which, among other requirements, establishes a new standard of conduct for broker-dealers and their associated persons when making a recommendation of any securities transaction or investment strategy involving securities to a retail customer. The full impact of Regulation Best Interest on participating broker-dealers cannot be determined at this time, and it may negatively impact whether participating broker-dealers and their associated persons recommend the offering to certain retail customers. In particular, under SEC guidance concerning Regulation Best Interest, a broker-dealer recommending an investment in our Common Shares should consider a number of factors, under the care obligation of Regulation Best Interest, including but not limited to cost and complexity of the investment and reasonably available alternatives in determining whether there is a reasonable basis for the recommendation. As a result, high cost, high risk and complex products may be subject to greater scrutiny by broker-dealers. Broker-dealers may recommend a more costly or complex product as long as they have a reasonable basis to believe is in the best interest of a particular retail customer. However, if broker-dealers choose alternatives to our Common Shares, many of which likely exist, such as an investment in listed entities, which may be a reasonable alternative to an investment in us as such investments may feature characteristics like lower cost, nominal commissions at the time of initial purchase, less complexity and lesser or different risks, our ability to raise capital will be adversely affected. If compliance by broker-dealers with Regulation Best Interest negatively impacts our ability to raise capital in the offering, it may harm our ability to create a diversified portfolio of investments, and achieve our investment objectives and would result in our fixed operating costs representing a larger percentage of our gross income. Our Board of Trustees may change our operating policies and strategies without prior notice or shareholder approval, the effects of which may be adverse to our results of operations and financial condition.
Changes to Operating Policies and Strategies Without Notice or Shareholder Approval. Our Board of Trustees has the authority to modify or waive our current operating policies, investment criteria and strategies without prior notice and without shareholder approval, unless required by the 1940 Act or applicable law. We cannot predict the effect any changes to our current operating policies, investment criteria and strategies would have on our business, NAV, operating results and value of our Common Shares. However, the effects might be adverse, which could negatively impact our ability to pay shareholders distributions and cause shareholders to lose all or part of their investment. Moreover, we have significant flexibility in investing the net proceeds from our continuous offering and may use the net proceeds from our continuous offering in ways with which investors may not agree or for purposes other than those contemplated in this prospectus.
Amendments to Declaration of Trust Without Shareholder Approval. Our Board of Trustees may, without shareholder vote, subject to certain exceptions, amend or otherwise supplement the Declaration of Trust. Similarly, the Board of Trustees may, without a shareholder vote, amend our bylaws.
Anti-Takeover Provisions. The Fund’s Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status.
Large Shareholder Risk. Because certain investors may have substantial investments in us, we may experience large repurchases or investments due to transactions in our Common Shares by these large investors. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on our performance. In the event of such repurchases or investments, we could be required to sell assets or to invest cash at a time when we may not otherwise desire to do so. Such transactions may increase our brokerage and/or other transaction costs and affect the liquidity of our portfolio. In addition, when other investors own a substantial portion of our Common Shares, a large repurchase by such an investor could (i) cause us to exceed the repurchase limits under our share repurchase program, resulting in the repurchase of shares on a pro rata basis, (ii) lead to an increase in our actual expenses, and/or (iii) result in our current expenses being allocated over a smaller asset base, leading to an increase in our expense ratio. We may also decide to sell our assets at a time when we may not otherwise desire to do so and accelerate the realization of taxable capital gains if sales of securities result in capital gains. The impact of these transactions is likely to be greater when the shareholder purchases, or requests for repurchase, a substantial portion of our Common Shares. Additionally, a high volume of repurchase requests can impact us the same way as the transactions of a single shareholder with substantial investments. Further, amounts of our Common Shares submitted for repurchase may vary materially over time, and investors may not have visibility into the number of Common Shares repurchased in any given tender offer until the tender offer closes. Because of this, if an investor subscribes for our Common Shares during an ongoing tender offer which is oversubscribed, they could become subject to some or all of the negative effects set forth above without notice.

Risks Related to the Fund’s Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Fund’s Investments
Credit Risk. Credit risk is the risk that an underlying issuer or borrower will be unable to make principal and interest payments on its outstanding debt or other payment obligations when due or otherwise defaults on its obligations to the Fund and/or that the guarantors or other sources of credit support for such persons do not satisfy their obligations. The Fund’s return to shareholders would be adversely impacted if an underlying issuer of debt investments or other instruments or a borrower under a loan in which the Fund invests were to become unable to make such payments when due.
Although the Fund may make investments that the Adviser believes are secured by specific collateral the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, shareholders could experience delays or limitations with respect to its ability to enforce rights against and realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Adviser and/or the shareholder or the shareholder’s expected rights to such collateral could, under certain circumstances, be voided or disregarded. The Fund’s investments in secured debt may be unperfected for a variety of reasons, including the failure to make required filings by lenders and, as a result, the shareholder may not have priority over other creditors as anticipated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, certain instruments may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, a portfolio company’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement or indenture that governs loans or securities of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or result in a pre-payment (in whole or in part) of the Fund’s investment.
Similarly, while the Adviser will generally target investing the Fund’s assets in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Portfolio companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or economic and financial market downturns and dislocations. As a result, companies that the Adviser expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.
Investment and Market Risk. An investment in the Fund’s Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s Common Shares represents an indirect investment in the portfolio of floating rate instruments, other securities and derivative investments owned by the Fund, and the value of these investments may fluctuate, sometimes rapidly and unpredictably. At any point in time an investment in the Fund’s Common Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of common shareholders to reinvest dividends. The Fund may also use leverage, which would magnify the Fund’s investment, market and certain other risks.
Senior Secured Loans and Senior Secured Bonds. There is a risk that any collateral pledged by portfolio companies in which we have taken a security interest may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. Such risks have become more pronounced due to elevated interest rates and market volatility. To the extent our debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Under certain circumstances, collateral securing an investment may be released without the consent of the Adviser and/or the shareholder or the shareholder’s expected rights to such collateral could, under certain circumstances, be voided or disregarded. The Fund’s investments in secured debt may be unperfected for a variety of reasons, including the failure to make required filings by lenders and, as a result, the shareholder may not have priority over other creditors as anticipated. Also, in some circumstances, our security interest may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the debt. Secured debt that is under-collateralized involves a greater risk of loss. In addition, second lien debt is granted a second priority security interest in collateral, which means that any realization of collateral will generally be applied to pay senior secured debt in full before second lien debt is paid. Similarly, investments in “last out” pieces of unitranche loans will be similar to second lien loans in that such investments will be junior in priority to the “first out” piece of the same unitranche loan with respect to payment of principal, interest and other amounts. Consequently, the fact that debt is secured does not guarantee that we will receive principal and interest payments according to the debt’s terms, or at all, or that we will be able to collect on the debt should we be forced to enforce our remedies.
Junior and Subordinated Debt. The Fund may invest in debt instruments (including mortgage-backed securities) that are subordinated or otherwise junior in an issuer’s capital structure. Investments in subordinate debt securities may be unsecured and subordinated to substantial amounts of senior indebtedness, all or a significant portion of which may be secured and/or subject the Fund to a “first loss” subordinate holder position relative to other lenders. The ability of the Fund to influence a company’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. For example, under terms of subordinated intercreditor agreements, senior creditors will typically be able to block the acceleration of the mezzanine debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. Further, the ability of a borrower to make payments on the loan underlying these securities is dependent primarily upon the successful operation of the property rather than upon the existence of independent income or assets of the borrower. In the event of default and the exhaustion of any equity support, reserve fund, letter of credit and any classes of securities junior to those in which the Fund invests, it will not be able to recover all of its investment in the securities purchased. Investments in subordinate securities have a higher risk of loss and credit default than investments in more senior securities and subordinated tranches absorb losses from default before other more senior tranches are put at risk. Mezzanine debt securities (as well as other more senior securities) are also subject to other creditor risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, (ii) so-called lender liability claims by the issuer of the obligations, and (iii) environmental liabilities that may arise with respect to collateral securing the obligations. The securities the Fund invests in may be subject to early redemption features, refinancing options, pre-payment options, or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected, resulting in a lower return to the Fund than estimated. In addition, depending on fluctuations of the equity markets and other factors, warrants and other equity securities may become worthless.
To the extent interest payments associated with such debt are deferred, such debt may be subject to greater fluctuations in valuations, and such debt could subject us and our shareholders to non-cash income. Because we will not receive any principal repayments prior to the maturity of some of our subordinated debt investments, such investments will be of greater risk than amortizing loans.
The Fund expects to invest in subordinated debt or “mezzanine” debt investments, and such investments and the Fund’s remedies with respect thereto, including the ability to foreclose on any collateral securing such investments, will be subject to the rights of holders of more senior tranches in an issuer’s capital structure and, to the extent applicable, contractual inter-creditor, co-lender and participation agreement provisions.
Investments in subordinated debt involve greater credit risk of default and loss than the more senior classes or tranches of debt in an issuer’s capital structure. Subordinated tranches of debt instruments (including mortgage-backed securities) absorb losses from default before other more senior tranches of such instruments, which creates a risk particularly if such instruments (or securities) have been issued with little or no credit enhancement or equity. To the extent the Fund invests in subordinate debt instruments (including mortgage-backed securities), the Fund would likely receive payments or interest distributions after, and must bear the effects of losses or defaults on, the senior debt (including underlying mortgage loans, senior mezzanine debt or senior commercial mortgage-backed securities (“CMBS”) bonds) before, the holders of other more senior tranches of debt instruments with respect to such issuer. The Fund’s investments will be affected, where applicable, by (i) the relative payment priorities of the respective classes of instruments or securities issued by portfolio companies (or affiliates thereof), (ii) the order in which the principal balances of such respective classes with balances will be reduced in connection with losses and default-related shortfalls, and (iii) the characteristics and quality of the underlying loans in the Fund.
Nature of Mezzanine Debt Securities. Mezzanine debt securities generally will be unrated or have ratings or implied or imputed ratings below investment grade. They will be obligations of corporations, partnerships or other entities that are generally unsecured, typically are subordinated to other obligations of the obligor and generally have greater credit and liquidity risk than is typically associated with investment grade corporate obligations. While mezzanine debt investments and other loans or unsecured investments can benefit from the same or similar covenants as those enjoyed by the indebtedness ranking more senior to such investments and can benefit from cross-default provisions and security over the issuer’s assets, some or all of such terms might not be part of particular investments (for example, such investments might not be protected by financial covenants or limitations upon incurrence of additional indebtedness by the issuer). Accordingly, the risks associated with mezzanine debt securities include a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including a sustained period of rising interest rates or an economic downturn) could adversely affect the obligor’s ability to pay principal and interest on its debt. Many obligors on mezzanine debt securities are highly leveraged, and specific developments affecting such obligors, including reduced cash flow from operations or the inability to refinance debt at maturity, can also adversely affect such obligors’ ability to meet debt service obligations. Mezzanine debt securities are often issued in connection with leveraged acquisitions or recapitalizations, in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. Default rates for mezzanine debt securities have historically been higher than has been the case for investment grade securities.
Equity Investments. We may make select equity investments. In addition, in connection with our debt investments, we on occasion may receive equity interests such as warrants or options as additional consideration. The equity interests we receive may not appreciate in value and, in fact, may decline in value. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience.
Preferred Securities. Investments in preferred securities involve certain risks. Certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions. If the Fund owns a preferred security that is deferring its distribution, the Fund may be required to include the amount of the deferred distribution in its taxable income for tax purposes although it does not currently receive such amount in cash. In order to receive the special treatment accorded to RICs and their shareholders under the Code and to avoid U.S. federal income and/or excise taxes at the Fund level, the Fund may be required to distribute this income to shareholders in the tax year in which the income is recognized (without a corresponding receipt of cash). Therefore, the Fund may be required to pay out as an income distribution in any such tax year an amount greater than the total amount of cash income the Fund actually received, and to sell portfolio securities, including at potentially disadvantageous times or prices, to obtain cash needed for these income distributions. Preferred securities often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities and U.S. government securities.
Non-U.S. Instruments Risk. The Fund may invest in non-U.S. instruments. Such investments involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. instruments can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers of non-U.S. instruments to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, different legal systems and laws relating to creditors’ rights and the potential inability to enforce legal judgments, all of which could cause the Fund to lose money on its investments in non-U.S. instruments. Generally, there is less readily available and reliable information about non-U.S. issuers or borrowers due to less rigorous disclosure or accounting standards and regulatory practices. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. instruments may trade on days when Common Shares are not priced, the Fund’s NAV may change at times when Common Shares cannot be sold.
Structured Products Risk. The Fund may invest its assets in structured products, including the rated debt tranches of CLOs, floating rate mortgage-backed securities and credit linked notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
The Fund may have the right to receive payments only from the structured product, and generally will not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.
Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes will be based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.
Loans Risk. The loans that the Fund may invest in include loans that are first lien, second lien, third lien or that are unsecured. In addition, the loans the Fund will invest in will usually be rated below investment grade or may also be unrated. Loans are subject to a number of risks described elsewhere in this prospectus, including credit risk, liquidity risk, below investment grade instruments risk and management risk.
Although certain loans in which the Fund may invest will be secured by collateral, there can be no assurance that such collateral could be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. In the event of a decline in the value of the already pledged collateral, if the terms of a loan do not require the borrower to pledge additional collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the loans. To the extent that a loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose some or all of its value in the event of the bankruptcy or insolvency of the borrower. Those loans that are under-collateralized involve a greater risk of loss.
Loans are not registered with the SEC, or any state securities commission, and are not listed on any national securities exchange. There is less readily available or reliable information about most loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the “Securities Act”) or registered under the Exchange Act. No active trading market may exist for some loans, and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund’s NAV. In addition, the Fund may not be able to readily dispose of its loans at prices that approximate those at which the Fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of loans, the Fund’s yield may be lower.
Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund. Such court action could under certain circumstances include invalidation of loans.
If legislation of state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default.
If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser, do not represent fair value. If the Fund attempts to sell a loan at a time when a financial institution is engaging in such a sale, the price the Fund could get for the loan may be adversely affected.
The Fund may acquire loans through assignments or participations. The Fund will typically acquire loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.
A participation typically results in a contractual relationship only with the institution selling the participation interest, not with the borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. Certain participation agreements also include the option to convert the participation to a full assignment under agreed upon circumstances. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a loan through a participation.
In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Further, in purchasing participations in lending syndicates, the Fund will not be able to conduct the due diligence on the borrower or the quality of the loan with respect to which it is buying a participation that the Fund would otherwise conduct if it were investing directly in the loan, which may result in the Fund being exposed to greater credit or fraud risk with respect to the borrower or the loan than the Fund expected when initially purchasing the participation.
The Fund also may originate loans or acquire loans by participating in the initial issuance of the loan as part of a syndicate of banks and financial institutions, or receive its interest in a loan directly from the borrower.
Counterparty Risk. The Fund is subject to credit risk with respect to the counterparties to any derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or the Fund’s hedge counterparty in the case of OTC instruments) purchased by the Fund. Counterparty risk is the risk that the other party in a derivative transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to their derivative transactions will affect the value of those instruments. By entering into derivatives transactions, the Fund assumes the risks that these counterparties could experience financial or other hardships that could call into question their continued ability to perform their obligations. In the case of a default by the counterparty, the Fund could become subject to adverse market movements while replacement transactions are executed. The ability of the Fund to transact business with any one or number of counterparties, the possible lack of a meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. Furthermore, concentration of derivatives in any particular counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty.
The Adviser evaluates and monitors the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial or other difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceedings. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value upon the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying assets. The Fund may obtain only a limited recovery or may obtain no recovery at all in such circumstances. In addition, regulations that were adopted in 2019 require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that such counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings.
Certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more categories may be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations (including, but not limited to, financial obligations and legal obligations to segregate margins collected by the clearing house) to the Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter derivatives may be further complicated by recently enacted U.S. financial reform legislation. See “Derivatives Risk.”
Below Investment Grade Risk. In addition, we invest in securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid. The major risks of below investment grade securities include:
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Below investment grade securities may be issued by less creditworthy issuers. Issuers of below investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of below investment grade securities, leaving few or no assets available to repay holders of below investment grade securities.

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Prices of below investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below investment grade securities than on other higher-rated fixed income securities.

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Issuers of below investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

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Below investment grade securities frequently have redemption features that permit an issuer to repurchase the security from us before it matures. If the issuer redeems below investment grade securities, we may have to invest the proceeds in securities with lower yields and may lose income.

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Below investment grade securities may be less liquid than higher-rated fixed income securities, even under normal economic conditions. There are fewer dealers in the below investment grade securities market, and there may be significant differences in the prices quoted by the dealers. Judgment may play a greater role in valuing these securities and we may be unable to sell these securities at an advantageous time or price.

•	We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.
CLO Risk. In addition to the general risks associated with debt securities and structured products discussed herein, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; (iv) the potential of spread compression in the underlying loans of the CLOs, which could reduce credit enhancement in the CLOs; and (v) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
CLO junior debt securities that the Fund may acquire are subordinated to more senior tranches of CLO debt. CLO junior debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same securities. In addition, at the time of issuance, CLO equity securities are under-collateralized in that the liabilities of a CLO at inception exceed its total assets. Though not exclusively, the Fund will typically be in a first loss or subordinated position with respect to realized losses on the assets of the CLOs in which it is invested. The Fund may recognize phantom taxable income from its investments in the subordinated tranches of CLOs.
Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than the face value of their investment.
The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could adversely affect the Fund’s operating results and cash flows.
The Fund’s CLO investments are exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to senior secured loan defaults, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem any senior notes or to purchase additional senior secured loans, until the ratios again exceed the minimum required levels or any senior notes are repaid in full.
When investing in CLOs, we may invest in any level of a CLO’s subordination chain, including subordinated (lower-rated) tranches and residual interests (the lowest tranche). CLOs are typically highly levered and therefore, the junior debt and equity tranches that we may invest in are subject to a higher risk of total loss and deferral or nonpayment of interest than the more senior tranches to which they are subordinated. In addition, we will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or entities that sponsored the CLOs. Furthermore, the investments we make in CLOs are at times thinly traded or have only a limited trading market. As a result, investments in such CLOs may be characterized as illiquid securities.
We may invest in CLO debt and equity tranches and warehouse investments directly or indirectly through an investment in U.S. and/or European vehicles (“Risk Retention Vehicles”) established for the purpose of satisfying U.S. and/or E.U. regulations applicable to such investments, including regulations that require the retention of credit risk associated with certain CLOs and other investments. Risk Retention Vehicles will be structured to satisfy such retention requirements by purchasing and retaining the percentage of CLO notes prescribed under applicable retention requirements (the “Retention Notes”) or as otherwise may be required under applicable laws and regulations. For the avoidance of doubt, the term Risk Retention Vehicles does not include vehicles that are deemed to be controlled by the Adviser or its affiliates but does include Risk Retention Vehicles we control.
Indirect investments in CLO equity securities (and in some instances more senior CLO securities) and warehouse investments through entities that have been established to satisfy the U.S. and/or the E.U. retention requirements may allow for better economics for us (including through fee rebate arrangements). For example, these types of investments may create stronger negotiating positions with CLO managers and underwriting banks who are incentivized to issue CLOs and who require the participation of a Risk Retention Vehicle to enable the CLO securities to be issued. However, Retention Notes differ from other securities of the same ranking since the retention requirements prescribe that such Retention Notes must be held by the relevant risk retainer for a specified period. U.S. retention requirements prescribe the holding period to be the longer of (x) the period until the CLO has paid down its securities to 33% of their original principal amount, (y) the period until the CLO has sold down its assets to 33% of their original principal amount and (z) two years after the closing of the CLO. On the other hand, the E.U. retention requirements prescribe the holding period to be the lifetime of the CLO. In addition, Retention Notes are subject to other restrictions not imposed on other securities of the same ranking; for example, Retention Notes may not be subject to credit risk mitigation. A breach of the retention requirements may result in the imposition of regulatory sanctions or, in the case of the E.U. retention requirements, in claims being brought against the retaining party.
“Covenant-lite” Obligations. We may invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack certain financial maintenance covenants. While these loans may still contain other collateral protections, a covenant-lite loan may carry more risk than a covenant-heavy loan made by the same borrower, as it does not require the borrower to provide affirmation that certain specific financial tests have been satisfied on a routine basis as is required under a covenant-heavy loan agreement. Should a loan we hold begin to deteriorate in quality, our ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay our ability to seek to recover its investment.
Consumer Loans. We may invest in, or obtain exposure to, consumer lending, which involves risk elements in addition to normal credit risk. Consumer loan terms vary according to the type and value of collateral and creditworthiness of the borrower. In underwriting consumer loans, a thorough analysis of the borrower’s financial ability to repay the loan as agreed is typically performed. The ability to repay shall be determined by, among others, the borrower’s employment history, current financial conditions, and credit background. While these loans typically have higher yields than many other loans, such loans involve risk elements in addition to normal credit risk. Consumer loans may entail greater credit risk than other loans particularly in the case of unsecured consumer loans or consumer loans secured by rapidly depreciable assets, such as automobiles. In such cases, any repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance as a result of the greater likelihood of damage, loss or depreciation. In addition, consumer loan collections are dependent on the borrower’s continuing financial stability, and thus are more likely to be affected by adverse personal circumstances. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to consumer loans. Furthermore, the application of various federal and state laws, including bankruptcy and insolvency laws, and/or state consumer protection laws may limit the amount which can be recovered on such loans.
Bridge Financings. From time to time, we may lend to portfolio companies on a short-term, unsecured basis or otherwise invest on an interim basis in portfolio companies in anticipation of a future issuance of equity or long-term debt securities or other refinancing or syndication. Such bridge loans would typically be convertible into a more permanent, long-term security; however, for reasons not always in the Fund’s control, such long-term securities issuance or other refinancing or syndication may not occur and such bridge loans and interim investments may remain outstanding. In such event, the interest rate on such loans or the terms of such interim investments may not adequately reflect the risk associated with the position taken by the Fund.
Restructurings. Investments in companies operating in workout or bankruptcy modes present additional legal risks, including fraudulent conveyance, voidable preference and equitable subordination risks. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that we will correctly evaluate the value of the assets collateralizing our loans or the prospects for a successful reorganization or similar action.
Interest Rate Risks. We are subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on our ability to make investments, the value of our investments and our ability to realize gains from the disposition of investments and, accordingly, have a material adverse effect on our investment objectives and our rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for our financing needs.
During periods of falling interest rates, payments under the floating rate debt instruments that we hold would generally decrease, resulting in less revenue to us. In the event of a sharply rising interest rate environment, such as during 2022 and 2023, payments under floating rate debt instruments generally would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, fixed-rate debt instruments may decline in value because the fixed rates of interest paid thereunder may be below market interest rates.
A rise in the general level of interest rates can be expected to lead to higher interest rates applicable to our debt investments. Accordingly, in general, an increase in interest rates would make it easier for us to meet or exceed the incentive fee hurdle rate and may result in a substantial increase in the amount of incentive fees payable to the Adviser with respect to pre-incentive fee net investment income.
Inflation Risk. Globally, inflation and rapid fluctuations in inflation rates have in the past had negative effects on economies and financial markets, particularly in emerging economies, and may do so in the future. Wages and prices of inputs increase during periods of inflation, which can negatively impact returns on our investments. In an attempt to stabilize inflation, governments may impose wage and price controls, or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on levels of economic activity. Additionally, ongoing conflicts in Iran and escalating conflicts in other parts of the Middle East have caused, and could continue to cause, increased energy costs due to disruptions to oil and energy supply chains in the region.
Portfolio Company Debt Rankings. Our portfolio companies may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which we invest. By their terms, such debt instruments may entitle the holders to receive payment of interest or principal on or before the dates on which we are entitled to receive payments with respect to the debt instruments in which we invest. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to our investment in that portfolio company would typically be entitled to receive payment in full before we receive any proceeds. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to us. In the case of debt ranking equally with debt instruments in which we invest, we would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.
Lender Liability Risk. If one of our portfolio companies were to file for bankruptcy, depending on the facts and circumstances, a bankruptcy court might re-characterize our debt investment and subordinate all or a portion of our claim to that of other creditors. We may also be subject to lender liability claims for actions taken by us with respect to a borrower’s business or instances where we exercise control over the borrower.
No Control of Portfolio Companies. We do not expect to control most of our portfolio companies, even though we may have board representation or board observation rights, and our debt agreements with such portfolio companies may contain certain restrictive covenants. As a result, we are subject to the risk that a portfolio company in which we invest may make business decisions with which we disagree and the management of such company, as representatives of the holders of the company’s common equity, may take risks or otherwise act in ways that do not serve our interests as debt investors. Due to the lack of liquidity for our investments in non-traded companies, we may not be able to dispose of our interests in our portfolio companies as readily as we would like or at an appropriate valuation. As a result, a portfolio company may make decisions that could decrease the value of our portfolio holdings.
Sustainability Risks. In evaluating potential investments, the Adviser considers opportunities and risk related to material and applicable sustainability factors. Although the Adviser’s consideration of sustainability factors is intended to aid the Adviser in evaluating the return and risk profile of a given investment and is not expected to by itself determine an investment decision for us, the Adviser’s consideration of sustainability factors could, to the extent material economic risks or opportunities associated with an investment are identified, cause the Adviser to consider taking a different action than may have been taken in the absence of such consideration, which could cause us to perform differently compared to funds or other investors that do not consider such risks and opportunities. Further, although the Adviser views application of its sustainability framework to be an opportunity to potentially enhance or protect the performance of investments over the long-term, the Adviser cannot guarantee that any consideration of sustainability factors or engagement with portfolio companies on sustainability, which depends in part on skill and qualitative judgments, will positively impact the performance of any individual portfolio company or us.
In addition, some investors may evaluate potential investments in part based on third-party environmental, social and governance (“ESG”) rating systems. The criteria used in these ratings systems may conflict and change frequently, and we cannot predict how these third parties will score us, nor can we have any assurance that they score us or other companies accurately. If our ESG ratings, disclosures or practices do not meet the standards set by such investors or our shareholders, they may choose not to invest in our Common Shares. Relatedly, adverse performance or incidents with respect to sustainability matters or negative ESG ratings or assessments could impact the value of our brand, or the cost of our operations and relationships with investors, all of which could adversely affect our business and results of operations. At the same time, some stakeholders and regulators have increasingly expressed or pursued opposing views, legislation and investment expectations with respect to sustainability initiatives. This divergence increases the risk that any action or lack thereof with respect to sustainability matters will be perceived negatively by at least some stakeholders and adversely impact our reputation and business.
Rules, regulations and stakeholder expectations concerning sustainability matters have been subject to increased attention and shifting focus in recent years. Some of these changes have resulted in, and are likely to continue to result in, increased general and administrative expenses and increased management time and attention spent complying with or meeting such regulations and expectations. If we fail or are perceived to fail to comply with applicable rules, regulations and stakeholder expectations, it could negatively impact our reputation and our business results.
Furthermore, we could be criticized for the accuracy, adequacy or completeness of the disclosure related to our sustainability-related policies, practices and initiatives (and progress on those initiatives), which disclosure may be based on frameworks and standards for measuring progress that are still developing, internal controls and processes that continue to evolve, and assumptions that are subject to change in the future. In addition, we could be criticized for the scope or nature of such initiatives, or for any revisions to these initiatives. Further, as part of our sustainability practices, we rely from time to time on third-party data, services and methodologies and such services, data and methodologies could prove to be incomplete or inaccurate. If our or such third parties’ sustainability-related data, processes or reporting are incomplete or inaccurate, or if we fail to achieve progress on a timely basis, or at all, we may be subject to enforcement action and our reputation could be adversely affected, particularly if in connection with such matters we were to be accused of greenwashing.
Litigation and Regulatory Investigations. We as well as our Adviser and its affiliates participate in a highly regulated industry and are each subject to regulatory examinations in the ordinary course of business. There can be no assurance that we and our Adviser and/or any of its affiliates will avoid regulatory investigation and possible enforcement actions stemming therefrom. Our Adviser is a registered investment adviser and, as such, is subject to the provisions of the Advisers Act. We and our Adviser are each, from time to time, subject to formal and informal examinations, investigations, inquiries, audits and reviews from numerous regulatory authorities both in response to issues and questions raised in such examinations or investigations and in connection with the changing priorities of the applicable regulatory authorities across the market in general.
Our Adviser, its affiliates and/or any of their respective principals and employees could also be named as defendants in, or otherwise become involved in, litigation. Litigation and regulatory actions can be time-consuming and expensive and can lead to unexpected losses, which expenses and losses are often subject to indemnification by us. Legal proceedings could continue without resolution for long periods of time and their outcomes, which could materially and adversely affect the value of us or the ability of our Adviser to manage us, are often impossible to anticipate. Our Adviser would likely be required to expend significant resources responding to any litigation or regulatory action related to it, and these actions could be a distraction to the activities of our Adviser.
Our investment activities are subject to the normal risks of becoming involved in litigation by third parties. This risk would be somewhat greater if we were to exercise control or significant influence over a portfolio company’s direction. The expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would, absent willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved by our Adviser, our administrator, or any of our officers, be borne by us and would reduce our net assets. Our Adviser and others are indemnified by us in connection with such litigation, subject to certain conditions.
Second Priority Liens. Certain debt investments that we make in portfolio companies may be secured on a second priority basis by the same collateral securing first priority debt of such companies. The first priority liens on the collateral will secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the company under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before us. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the debt obligations secured by the second priority liens, then we, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against the company’s remaining assets, if any.
We may also make unsecured debt investments in portfolio companies, meaning that such investments will not benefit from any interest in collateral of such companies. Liens on such portfolio companies’ collateral, if any, will secure the portfolio company’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the portfolio company under its secured debt agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before we are so entitled. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy its unsecured debt obligations after payment in full of all secured debt obligations. If such proceeds were not sufficient to repay the outstanding secured debt obligations, then its unsecured claims would rank equally with the unpaid portion of such secured creditors’ claims against the portfolio company’s remaining assets, if any.
The rights we may have with respect to the collateral securing the debt investments we make to our portfolio companies with senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that we enter into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: the ability to cause the commencement of enforcement proceedings against the collateral; the ability to control the conduct of such proceedings; the approval of amendments to collateral documents; releases of liens on the collateral; and waivers of past defaults under collateral documents. We may not have the ability to control or direct such actions, even if our rights are adversely affected.
Economic Recession’s Impact on Portfolio Companies. The risks associated with our and our investment companies’ businesses are more severe during periods of economic slowdown or recession. In recent years, we have experienced periods of economic slowdown and in some instances, contraction, as countries and industries around the globe grappled with the short- and long-term economic impacts of elevated inflation, supply chain challenges, labor shortages, high interest rates, foreign currency exchange volatility and volatility in global capital markets.
Many of our investment companies may be susceptible to economic recessions or downturns and may be unable to repay our debt investments during these periods. Therefore, our non-performing assets are likely to increase, and the value of our portfolio is likely to decrease during these periods. Adverse economic conditions may also decrease the value of any collateral securing our senior secured debt. A prolonged recession may further decrease the value of such collateral and result in losses of value in our portfolio and a decrease in our revenues, net income and NAV. Certain of our portfolio companies may also be impacted by tariffs or other matters affecting international trade. Unfavorable economic conditions also could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us on terms we deem acceptable. These events could prevent us from increasing investments and adversely affect our operating results.
A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders or investors could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its assets representing collateral for its obligations, which could trigger cross defaults under other agreements and jeopardize our portfolio company’s ability to meet its obligations under the debt investments that we hold and the value of any equity securities we own. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio company.
Covenant Breaches or Defaults. A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders or investors could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that we hold. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company. In addition, lenders in certain cases can be subject to lender liability claims for actions taken by them when they become too involved in the issuer’s or borrower’s business or exercise control over a borrower. It is possible that we could become subject to a lender’s liability claim. Furthermore, if one of our portfolio companies were to file for bankruptcy protection, a bankruptcy court might re-characterize our debt holding and subordinate all or a portion of our claim to claims of other creditors, even though we may have structured our investment as senior secured debt. The likelihood of such a re-characterization would depend on the facts and circumstances.
Highly Leveraged Portfolio Companies. Some of our portfolio companies may be highly leveraged, which may have adverse consequences to these companies and to us as an investor. These companies may be subject to restrictive financial and operating covenants and the leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to take advantage of business opportunities may be limited. Further, a leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.
Concentrated Portfolio Companies in Certain Industries. Our portfolio may be concentrated in a limited number of industries, provided that we will not concentrate more than 25% of our total assets in issuers that are part of the same industry or group of industries. Solely for purposes of the Fund’s fundamental policy relating to concentration, the Fund does not consider pooled investment vehicles to be an industry or group of industries, and will consider them to be issuers in a particular industry or group of industries to the extent a pooled vehicle’s investment strategy is explicitly focused on a specific industry or group of industries.  Except with respect to the foregoing, we determine the industry classifications for our investments as described under "Risks Associated With Industry Classifications of Investments" below.
A downturn in any industry in which we are meaningfully invested could significantly impact the aggregate returns we realize.
If an industry in which we have significant investments suffers from adverse business or economic conditions, as individual industries have historically experienced to varying degrees, a material portion of our investment portfolio could be affected adversely, which, in turn, could adversely affect our financial position and results of operations.
Additionally, investors in the Fund who independently are also investors in Blackstone Clients (as defined below) may be subject to more concentration risk given the potential exposure to the same underlying deals through multiple avenues.
Software Industry Risk. The revenue, income (or losses) and valuations of software and other technology-related companies, including companies focused on the development of artificial intelligence, can and often do fluctuate suddenly and dramatically. While the continued expansion of such companies may present opportunities, it may also lead to inflated or unstainable valuations for certain companies, particularly in the absence of consistent revenue or profitability. If valuations are not supported by long-term fundamentals, a correction in the market could result in substantial losses for our investments in the software industry. This risk is heightened in an environment where market sentiment and investor enthusiasm for artificial intelligence-driven innovation may outpace actual business performance of certain software and other technology-related companies, potentially creating valuation bubbles that could burst with broader economic or market shifts. See “— Technological or other innovations and industry disruptions may negatively impact us and our portfolio companies” and “—We and our portfolio companies may experience risk related to the use of artificial intelligence.”
In addition, because of rapid technological change, the average selling prices of software products have historically decreased over their productive lives. As a result, the average selling prices of software offered by our portfolio companies may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any securities that we may hold. Additionally, companies operating in the software industry are subject to vigorous competition, changing technology, changing client and end-consumer needs, evolving industry standards and frequent introductions of new products and services. Our portfolio companies in the software industry could compete with companies that are larger and could be engaged in a greater range of businesses or have greater financial, technical, sales or other resources than our portfolio companies do. Our portfolio companies could lose market share if their competitors introduce or acquire new products that compete with their software and related services or add new features to existing products. Any deterioration in the results of our portfolio companies due to competition or otherwise could, in turn, materially adversely affect our business, financial condition and results of operations.
Risks Related to Reinsurance-Related Securities. Reinsurance occurs when insurance-related companies share risk by purchasing insurance contracts from other insurers or reinsurers, thus limiting the total claim amount the original insurer or reinsurer would be responsible for in connection with a liability. Reinsurance involves the practice of insurers or reinsurers transferring portions of risk portfolios to other parties by agreement in order to reduce the likelihood of having to pay a large obligation resulting from an insurance claim. The intent of reinsurance is, among other things, for an insurance or reinsurance company to reduce the risks associated with underwritten policies by spreading risks across alternative institutions. The party seeking reinsurance is known as the ceding party. The party that accepts a portion of the potential obligation in exchange for a share of the insurance premium is known as the reinsurer.
The Fund invests in operating entities, including insurance-related companies and their related entities. The Fund will be subject to the risks of these entities, including the risk that the insurance-related liabilities of our insurance-related portfolio entities exceed the value of its assets and the Fund will lose all or a portion of the principal it has invested in the insurance-related portfolio entity. These risks could stem from changes in the annuities or insurance policies that are reinsured by the insurance-related portfolio company, interest rate changes or changes in the value of the assets held by the insurance-related portfolio company (or the assets held by the Cedant (as defined herein)) against its liabilities. For example if the obligations owed in respect of reinsured annuities grow at a higher rate than the insurance-related portfolio company’s assets, the insurance-related portfolio company may have poor returns, lose some or all of its capital reserves or be unable to meet its reinsurance obligations. There is no way to accurately predict material or adverse effects that may occur with respect to the insurance-related portfolio company’s assets or liabilities and because of this significant uncertainty, reinsurance-related securities carry a high degree of risk.
Undervalued Investments. The Fund’s investment strategy with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or through a CLO) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” or “discounted” prices. Purchasing interests at what may appear to be “undervalued” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that investments can be acquired or realized at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of the Adviser. In addition, there can be no assurance that current market conditions may not deteriorate during the life of the Fund, which could have a materially adverse effect on the assets of the Fund. Actual or perceived trends in real estate or debt markets do not guarantee, predict or forecast future events, which may differ significantly from those implied by such trends.
Investments in Large Private U.S. Borrowers. Investing in originated assets made to large private U.S. borrowers may result in us underperforming in other segments of the market, particularly during times of economic expansion, because large private U.S. borrowers may be less responsive to competitive challenges and opportunities in the financial markets. As a result, our value may not rise at the same rate, if at all, as other funds that invest in smaller market capitalization companies that are more capable of responding to economic and industrial changes.
Investments in Private Companies. Investments in private companies involve a number of significant risks, any one of which could have a material adverse effect on the Fund’s operating results. These risks include that:
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these companies may have limited financial resources and may be unable to meet their obligations under their debt securities that we hold, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of us realizing on any guarantees we may have obtained in connection with our investment;

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these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tends to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;

•
these companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on our portfolio company and, in turn, on us;

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these companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, our executive officers, Trustees and members of the Adviser may, in the ordinary course of business, be named as defendants in litigation arising from our investments in the portfolio companies; and

•	these companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
Realization of Gains from Equity Investments. Certain investments that we may make could include warrants or other equity securities. In addition, we may make direct equity investments in portfolio companies. Our goal is ultimately to realize gains upon our disposition of such equity interests. However, the equity interests we receive may not appreciate in value and, in fact, may decline in value. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience. We also may be unable to realize any value if a portfolio company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow us to sell the underlying equity interests. We intend to seek puts or similar rights to give us the right to sell our equity securities back to the portfolio company issuer. We may be unable to exercise these put rights for the consideration provided in our investment documents if the issuer is in financial distress.
Privately-held Companies and the Lack of Available Information About These Companies. We invest primarily in privately-held companies. Investments in private companies pose significantly greater risks than investments in public companies. First, private companies have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress. Second, the depth and breadth of experience of management in private companies tends to be less than that at public companies, which makes such companies more likely to depend on the management talents and efforts of a smaller group of persons and/or persons. Therefore, the decisions made by such management teams and/or the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on our investments and, in turn, on us. Third, the investments themselves tend to be less liquid. As such, we may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of our target portfolio companies may affect our investment returns. Fourth, limited public information generally exists about private companies. Fifth, these companies may not have third-party debt ratings or audited financial statements. We must therefore rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in these companies. The Adviser typically assesses an investment in a portfolio company based on the Adviser’s estimate of the portfolio company’s earnings and enterprise value, among other things, and these estimates may be based on limited information and may otherwise be inaccurate, causing the Adviser to make different investment decisions than it may have made with more complete information. These private companies and their financial information are not subject to the Sarbanes-Oxley Act and other rules that govern public companies. If we are unable to uncover all material information about these companies, we may not make a fully informed investment decision, and we may lose money on our investments.
Investments in Securities or Assets of Publicly-Traded Companies. We may invest a portion of our portfolio in publicly-traded assets. For example, it is not expected that we will be able to negotiate additional financial covenants or other contractual rights, which we might otherwise be able to obtain in making privately negotiated investments. In addition, by investing in publicly-traded securities or assets, we will be subject to U.S. federal and state securities laws, as well as non-U.S. securities laws, that may, among other things, restrict or prohibit our ability to make or sell an investment. Moreover, we may not have the same access to information in connection with investments in public securities, either when investigating a potential investment or after making an investment, as compared to privately negotiated investments. Furthermore, we may be limited in our ability to make investments and to sell existing investments in public securities because the Fund may be deemed to have material, non-public information regarding the issuers of those securities or as a result of other internal policies. The inability to sell public securities in these circumstances could materially adversely affect our investment results. In addition, an investment may be sold by us to a public company where the consideration received is a combination of cash and stock of the public company, which may, depending on the securities laws of the relevant jurisdiction, be subject to lock-up periods.
Lack of Liquidity. We generally invest in companies whose securities are not publicly-traded or actively traded on the secondary market, and whose securities are subject to legal and other restrictions on resale or will otherwise be less liquid than publicly-traded securities. The illiquidity of certain of our investments may make it difficult for us to sell these investments when desired. In addition, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we had previously recorded these investments. The reduced liquidity of our investments may make it difficult for us to dispose of them at a favorable price, and, as a result, we may suffer losses.
Follow-On Investments. After our initial investment in a portfolio company, we may be called upon from time to time to provide additional funds to such company or have the opportunity to increase our investment through the exercise of a warrant to purchase shares. There is no assurance that we will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on our part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for us to increase our participation in a successful operation or may reduce the expected return on the investment.
Original Issue Discount and Payment-in-Kind Instruments. To the extent that we invest in original issue discount or payment-in-kind (“PIK”) instruments and the accretion of original issue discount or PIK interest income constitutes a portion of our income, we will be exposed to risks associated with the requirement to include such non-cash income in taxable and accounting income prior to receipt of cash, including the following:
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the higher interest rates on PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans;

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original issue discount and PIK instruments may have unreliable valuations because the accruals require judgments about collectability of the deferred payments and the value of any associated collateral;

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an election to defer PIK interest payments by adding them to the principal on such instruments increases our future investment income which increases our net assets and, as such, increases the Adviser’s future base management fees which, thus, increases the Adviser’s future income incentive fees at a compounding rate;

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market prices of PIK instruments and other zero-coupon instruments are affected to a greater extent by interest rate changes, and may be more volatile than instruments that pay interest periodically in cash. While PIK instruments are usually less volatile than zero-coupon debt instruments, PIK instruments are generally more volatile than cash pay securities;

•	the deferral of PIK interest on an instrument increases the loan-to-value ratio, which is a measure of the riskiness of a loan, with respect to such instrument;
•	even if the conditions for income accrual under GAAP are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan;
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for accounting purposes, cash distributions to investors representing original issue discount income do not come from paid-in capital, although they may be paid from the offering proceeds. Thus, although a distribution of original issue discount income may come from the cash invested by investors, the 1940 Act does not require that investors be given notice of this fact;

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the required recognition of original issue discount or PIK interest for U.S. federal income tax purposes may have a negative impact on liquidity, as it represents a non-cash component of our investment company taxable income that may require cash distributions to shareholders in order to qualify for and maintain our tax treatment as a RIC; and

•	original issue discount may create a risk of non-refundable cash payments to the Adviser based on non-cash accruals that may never be realized.
TRS Agreements. A total return swap (“TRS”) is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the assets underlying the TRS, which may include a specified security, basket of securities or securities indices during a specified period, in return for periodic payments based on a fixed or variable interest rate. A TRS effectively adds leverage to a portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Because of the unique structure of a TRS, a TRS often offers lower financing costs than are offered through more traditional borrowing arrangements. The Fund would typically have to post collateral to cover this potential obligation. To the extent the Fund complies with the applicable requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the leverage incurred through TRS will not be considered a borrowing for purposes of the Fund’s overall leverage limitation.
A TRS is subject to market risk, liquidity risk and risk of imperfect correlation between the value of the TRS and the loans underlying the TRS. In addition, we may incur certain costs in connection with the TRS that could in the aggregate be significant. A TRS is also subject to the risk that a counterparty will default on its payment obligations thereunder or that we will not be able to meet our obligations to the counterparty.
Repurchase Agreements Risk. Subject to our investment objectives and policies, we may invest in repurchase agreements as a buyer for investment and/or cash management purposes. Repurchase agreements typically involve the acquisition by us of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that we will sell the securities back to the institution at a fixed time in the future. We do not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, we could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the underlying security during the period in which we seek to enforce its rights thereto; (2) possible lack of access to income on the underlying security during this period; and (3) expenses of enforcing its rights. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, we generally will seek to liquidate such collateral. However, the exercise of our right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, we could suffer a loss.
Reverse Repurchase Agreements Risk. Subject to our investment objectives and policies, we invest in repurchase agreements as a seller, also known as a “reverse repurchase agreement.” Our use of reverse repurchase agreements involves many of the same risks involved in our use of leverage, as the proceeds from reverse repurchase agreements are generally invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that we have sold but remain obligated to repurchase. In addition, there is a risk that the market value of the securities we retain may decline. If the buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experiences insolvency, we may be adversely affected. Also, in entering into reverse repurchase agreements, we bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements transactions, the Fund’s NAV will decline, and, in some cases, we may be worse off than if we had not used such instruments.
Securities Lending Agreements. We may from time to time make secured loans of our marginable securities to brokers, dealers and other financial institutions if our asset coverage, as defined in the 1940 Act, is at or above 150% immediately after each such loan. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to brokers and other financial institutions that are believed by the Adviser to be of high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. government securities, cash or cash equivalents (e.g., negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. If the Fund enters into a securities lending arrangement, the Adviser, as part of its responsibilities under the Investment Advisory Agreement, will invest the Fund’s cash collateral in accordance with the Fund’s investment objectives and strategies. The Fund will pay the borrower of the securities a fee based on the amount of the cash collateral posted in connection with the securities lending program. The borrower will pay to the Fund, as the lender, an amount equal to any dividends or interest received on the securities lent.
The Fund may invest the cash collateral received only in accordance with its investment objectives, subject to the Fund’s agreement with the borrower of the securities. In the case of cash collateral, the Fund expects to pay a rebate to the borrower. The reinvestment of cash collateral will result in a form of effective leverage for the Fund.
Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund, as the lender, will retain the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. When engaged in securities lending, the Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of interest through investment of cash collateral by the Fund in permissible investments.
Credit Default Swaps. We may from time to time enter into credit default swaps or other derivative transactions that seek to modify or replace the investment performance of a particular reference security or other asset. These transactions are typically individually negotiated, non-standardized agreements between two parties to exchange payments, with payments generally calculated by reference to a notional amount or quantity. Swap contracts and similar derivative contracts are not traded on exchanges; rather, banks and dealers act as principals in these markets. These investments may present risks in excess of those resulting from the referenced security or other asset. Because these transactions are not an acquisition of the referenced security or other asset itself, the investor has no right directly to enforce compliance with the terms of the referenced security or other asset and has no voting or other consensual rights of ownership with respect to the referenced security or other asset. In the event of insolvency of a counterparty, we will be treated as a general creditor of the counterparty and will have no claim of title with respect to the referenced security or other asset.
A credit default swap is a contract in which one party buys or sells protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring during a specified period. Generally, if we sell credit protection using a credit default swap, we will receive fixed payments from the swap counterparty and if a credit event occurs with respect to the applicable issuer, we will pay the swap counterparty par for the issuer’s defaulted debt securities and the swap counterparty will deliver the defaulted debt securities to us. Generally, if we buy credit protection using a credit default swap, we will make fixed payments to the counterparty and if a credit event occurs with respect to the applicable issuer, we will deliver the issuer’s defaulted securities underlying the swap to the swap counterparty and the counterparty will pay us par for the defaulted securities. Alternatively, a credit default swap may be cash settled and the buyer of protection would receive the difference between the par value and the market value of the issuer’s defaulted debt securities from the seller of protection.
Credit default swaps are subject to the credit risk of the underlying issuer. If we are selling credit protection, there is a risk that we will not properly assess the risk of the underlying issuer, a credit event will occur and we will have to pay the counterparty. If we are buying credit protection, there is a risk that we will not properly assess the risk of the underlying issuer, no credit event will occur and we will receive no benefit for the premium paid.
A derivative transaction is also subject to the risk that a counterparty will default on its payment obligations thereunder or that we will not be able to meet our obligations to the counterparty. In some cases, we may post collateral to secure our obligations to the counterparty, and we may be required to post additional collateral upon the occurrence of certain events such as a decrease in the value of the reference security or other asset. In some cases, the counterparty may not collateralize any of its obligations to us. Derivative investments effectively add leverage to a portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. In addition to the risks described above, such arrangements are subject to risks similar to those associated with the use of leverage.
Certain categories of credit default swaps are subject to mandatory clearing, and more categories may be subject to mandatory clearing in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations (including, but not limited to, financial obligations and legal obligations to segregate margins collected by the clearing house) to the Fund. Counterparty risk with respect to certain exchange-traded and over-the-counter derivatives are considered as part of the value at risk provisions of Rule 18f-4. See “Risks Related to Debt Financing.”
Hedging Risks. We may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the 1940 Act. These financial instruments may be purchased on exchanges or may be individually negotiated and traded in over-the-counter markets. Use of such financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase our losses. Further, hedging transactions may reduce cash available to pay distributions to our shareholders. The Dodd-Frank Act (as defined above) could adversely impact an issuer’s ability to hedge risks associated with the Fund’s investments.
Highly Volatile Markets; FX Risk. Price movements of forwards, futures, derivative contracts and other financial instruments in which the Fund’s assets may be invested can be highly volatile and are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene in certain markets, directly and by regulation, particularly in currencies, futures and options. Such intervention is often intended to directly influence prices and may, together with other factors, cause some or all of these markets to move rapidly in the same direction. The effect of such intervention is often heightened by a group of governments acting in concert.
Prepayment Risk. We are subject to the risk that the investments we make in our portfolio companies may be repaid prior to maturity. When this occurs, we will generally reinvest these proceeds in temporary investments, pending their future investment in new portfolio companies. These temporary investments will typically have substantially lower yields than the debt being prepaid and we could experience significant delays in reinvesting these amounts. Any future investment in a new portfolio company may also be at lower yields than the debt that was repaid. As a result, our results of operations could be materially adversely affected if one or more of our portfolio companies elect to prepay amounts owed to us. Additionally, prepayments, net of prepayment fees, could negatively impact our return on equity.
Joint Ventures. From time to time, we may hold a portion of our investments through partnerships, joint ventures, securitization vehicles or other entities with third-party investors (collectively, “joint ventures”). Joint venture investments involve various risks, including risks similar to those associated with a direct investment in a portfolio company, the risk that we will not be able to implement investment decisions or exit strategies because of limitations on our control under applicable agreements with joint venture partners, the risk that a joint venture partner may become bankrupt or may at any time have economic or business interests or goals that are inconsistent with those of the Fund, the risk that a joint venture partner may be in a position to take action contrary to the Fund’s objectives, the risk of liability based upon the actions of a joint venture partner and the risk of disputes or litigation with such partner and the inability to enforce fully all rights (or the incurrence of additional risk in connection with enforcement of rights) one partner may have against the other, including in connection with foreclosure on partner loans, because of risks arising under state law. Our ability to exercise control or significant influence over management in these cooperative efforts will depend upon the nature of the joint venture arrangement, and certain joint venture arrangements may pose risks of impasse if no single party controls the joint venture, including the risk that we will not be able to implement investment decisions or exit strategies because of limitations on our control under applicable agreements with joint venture partners. In addition, we may, in certain cases, be liable for actions of our joint venture partners. The joint ventures in which we participate may sometimes be allocated investment opportunities that might have otherwise gone entirely to the Fund, which may reduce our return on equity. Additionally, our joint venture investments may be held on an unconsolidated basis and at times may be highly leveraged. Such leverage would not count toward the investment limits imposed on us by the 1940 Act. If an investment in an unconsolidated joint venture were to be consolidated for any reason, the leverage of such joint venture could impact our ability to maintain the minimum coverage ratio of total assets to total borrowings and other senior securities required under the 1940 Act, which have an effect on our operations and investment activities. See “Leverage Risk.”
Subsidiaries Risk. The Fund currently invests in entities and may in the future invest in additional entities (1) that will be primarily controlled by the Fund; and (2) that primarily engage in investment activities in securities or other assets (each such entity, a “Subsidiary”). A Subsidiary is “primarily controlled” by a fund when (a) the registered fund controls the unregistered entity within the meaning of Section 2(a)(9) of the 1940 Act; and (b) the registered fund’s control of the unregistered entity is greater than that of any other person. In addition, the Fund does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned or majority-owned by the Fund. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole member or shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund.
The Fund does not expect that any Subsidiary will be required to register as an investment company under the 1940 Act. The Fund expects that any investment advice provided by an investment adviser to a Subsidiary of the Fund would be provided by the Fund’s investment adviser and the Board of Trustees will consider any investment advisory services provided to a Subsidiary of the Fund in connection with the Board of Trustees’ annual consideration of the Fund’s investment advisory agreement. Any investment advisory agreement for a Subsidiary will comply with Section 15 of the 1940 Act, including that (i) such investment advisory agreement will be approved by the Board of Trustees and (ii) such investment advisory agreement between the Subsidiary and its investment adviser will be filed as an exhibit to the Registration Statement.
The Fund will comply with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with any Subsidiary. Any Subsidiary also would comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.
Risks Associated With Investing Alongside Other Third Parties. We may invest in joint ventures alongside third parties through joint ventures, partnerships or other entities in the future. Such investments may involve risks not present in investments where a third party is not involved, including the possibility that such third party may at any time have economic or business interests or goals which are inconsistent with ours, or may be in a position to take action contrary to our investment objectives. In addition, we may in certain circumstances be liable for actions of such third party.
More specifically, joint ventures involve a third party that has approval rights over activity of the joint venture. The third party may take actions that are inconsistent with our interests. For example, the third party may decline to approve an investment for the joint venture that we otherwise want the joint venture to make. A joint venture may also use investment leverage which magnifies the potential for gain or loss on amounts invested. Generally, the amount of borrowing by the joint venture is not included when calculating our total borrowing and related leverage ratios and is not subject to asset coverage requirements imposed by the 1940 Act. If the activities of the joint venture were required to be consolidated with our activities because of a change in GAAP rules or SEC staff interpretations, it is likely that we would have to reorganize any such joint venture.
Syndications. From time to time, we may make an investment with the expectation of offering a portion of its interests therein as a co-investment opportunity to third-party investors. There can be no assurance that we will be successful in syndicating any such co-investment, in whole or in part, that the closing of such co-investment will be consummated in a timely manner, that any syndication will take place on terms and conditions that will be preferable for the Fund or that expenses incurred by us with respect to any such syndication will not be substantial. In the event that we are not successful in syndicating any such co-investment, in whole or in part, we may consequently hold a greater concentration and have more exposure in the related investment than initially was intended, which could make the Fund more susceptible to fluctuations in value resulting from adverse economic and/or business conditions with respect thereto. Moreover, an investment by the Fund that is not syndicated to co-investors as originally anticipated could significantly reduce our overall investment returns.
Wide Range of Investment Techniques. The Adviser may employ investment techniques or invest in instruments that it believes will help achieve our investment objectives, whether or not such investment techniques or instruments are specifically defined herein, so long as such investments are consistent with our investment strategies and objectives and subject to applicable law. Such investment techniques or instruments may not be thoroughly tested in the market before being employed and may have operational or theoretical shortcomings which could result in unsuccessful investments and, ultimately, losses to us. In addition, any such investment technique or instrument may be more speculative than other investment techniques or instruments specifically described herein and may involve material and unanticipated risks. There can be no assurance that the Adviser will be successful in implementing any such investment technique. Furthermore, the diversification and type of investments may differ substantially from our prior investments.
Risks Associated With Industry Classifications of Investments. We determine the industry classifications for our  investments by applying the sector and industry classifications of the Global Industry Classification Standard (“GICS®”) developed by MSCI Inc. In applying the GICS® methodology, we take into account a variety of factors, including the source of the issuer's revenues, other recognized market indexes or rating group indexes and/or other factors that the Adviser deems relevant. The ultimate GICS® Level 3 industry classification we use for an issuer is subject to discretion on the part of the Adviser. In addition, industry classifications may change over time as an issuer's business evolves. Other funds or advisers may utilize classification methodologies other than GICS®. In addition, the Adviser may classify an issuer differently than, and may (or may not) change an issuer's classification at the same time as, other funds or advisers.
Significant Risk Transfer Securities. SRT securities, or other similar synthetic instruments, typically enable a bank, other financial institution or issuer to transfer the credit risk associated with a pool of underlying obligations (or “reference assets”) to investors, such as us, and are subject to, among other risks, the credit risks associated with the applicable reference assets. In connection with an investment in SRT securities or other similar synthetic instruments, we may have a contractual relationship only with the counterparty of such synthetic instrument, and not with the reference obligor of the reference asset. Accordingly, we generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will we have any rights of setoff against the reference obligor or rights with respect to the reference asset. We will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, we may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset. SRT transactions are typically linked to a first-loss or mezzanine tranche of a larger portfolio; accordingly, an exposure to that portfolio would be leveraged.
The Fund or its portfolio companies may utilize regulatory capital trades by taking on the risks associated with potential bank losses in exchange for a fee. After engaging in such a trade, in the event of a default, the Fund or its portfolio companies could lose some or all of its investments. The risk remains the same even if the bank involved in the relevant trade is insured.
Asset Backed Securities. The Fund will invest (including in “equity” or residual tranches) in ABS and other securitizations, which are generally limited recourse obligations of a special purpose vehicle issuer of such instruments (“Securitization Vehicles”) payable solely from the underlying assets (“Securitization Assets”) of the issuer or proceeds thereof. Consequently, holders of equity or other securities issued by Securitization Vehicles must rely solely on distributions on the Securitization Assets or proceeds thereof for payment in respect thereof. The Securitization Assets may include, without limitation, broadly-syndicated leveraged loans, middle-market bank loans, collateralized debt obligation debt tranches, trust preferred securities, insurance surplus notes, asset-backed securities, consumer loans, other receivables, mortgages, real estate investment trusts, high yield bonds, mezzanine debt, second-lien leverage loans, credit default swaps and emerging market debt and corporate bonds, which are subject to liquidity, market value, credit, interest rate, reinvestment and certain other risks.
The investment characteristics of ABS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal can generally be prepaid at any time because the underlying loans or other assets generally can be prepaid at any time.
The collateral supporting ABS is generally of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The market value of an ABS is affected by changes in the market’s perception of the asset backing the ABS and the creditworthiness of the servicer for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
The value of ABS, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. The price paid by the Fund for such securities, the yield the Fund expects to receive from such securities and the average life of such securities are based on a number of unpredictable factors, including the anticipated rate of prepayment of the underlying assets, and are therefore subject to the risk that the asset-backed security will lose value. ABS are also subject to the general risks associated with investing in physical assets such as real estate; that is, they could lose value if the value of the underlying asset declines.
Holders of ABS bear various other risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks.
Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the ABS. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit-review scrutiny to the underlying collateral, leading to a higher incidence of defaults.
Market risk arises from the cash flow characteristics of the ABS, which for most ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor in the event that credit losses in the portfolio rise well above expected levels.
Interest rate risk arises for the issuer from (x) the pricing terms on the underlying collateral, (y) the terms of the interest rate paid to holders of the ABS and (z) the need to mark to market the excess servicing or spread account proceeds carried on the issuing vehicle’s balance sheet. For the holder of the security, interest rate risk depends on the expected life of the ABS, which can depend on prepayments on the underlying assets or the occurrence of wind-down or termination events. If the servicer becomes subject to financial difficulty or otherwise ceases to be able to carry out its functions, it could be difficult to find other acceptable substitute servicers and cash flow disruptions or losses can occur, particularly with underlying collateral comprised of non-standard receivables or receivables originated by private retailers who collect many of the payments at their stores.
Structural and legal risks include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), a court having jurisdiction over the proceeding could determine that, because of the degree to which cash flows on the assets of the issuing vehicle potentially have been commingled with cash flows on the originator’s other assets (or similar reasons), (a) the assets of the issuing vehicle could be treated as never having been truly sold by the originator to the issuing vehicle and could be substantively consolidated with those of the originator, or (b) the transfer of such assets to the issuer could be voided as a fraudulent transfer. The time and expense related to a challenge of such a determination also could result in losses and/or delayed cash flows.
In addition, investments in subordinated ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks can be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans. Certain subordinated securities in an ABS issue generally absorb all losses from default before any other class of securities in such issue is at risk, particularly if such securities have been issued with little or no credit enhancement equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.
Another risk associated with ABS is that the collateral that secures an ABS, such as credit card receivables, could be unsecured. In the case of credit card receivables, debtors are additionally entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. For ABS that are backed by automobile receivables, such ABS pose a risk because most issuers of such ABS permit the servicers to retain possession of the underlying obligations. Because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the ABS potentially will not have a proper security interest in all of the obligations backing such ABS. Therefore, there is a possibility that recoveries on repossessed collateral will not, in some cases, be available to support payments on these securities. As the foregoing shows, an underlying risk of investing in ABS is the dependence on debtors to timely pay their consumer loans.
In the case of ABS structured using Securitization Vehicles, Securitization Assets are typically actively managed by an investment manager, which may be the Adviser or its affiliates, and as a result, the Securitization Assets will be traded, subject to rating agency and other constraints, by such investment manager. The aggregate return on these equity securities will depend in part upon the ability of each such investment manager to actively manage the related portfolio of Securitization Assets.
The Fund’s investment strategies with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or through an asset backed security) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” prices. Purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of the Adviser.
Whole Loan Securitizations. The Fund may be expected to securitize one or more loans to generate cash. Securitizing such loan or loans typically involves the creation of a wholly owned entity, the contribution of such loan or pool of loans to the entity and the issuance by the entity of securities or tranched loans to purchasers who would be expected to be willing to accept a substantially lower interest rate than the loans earn. The Fund generally expects to retain all or a portion of the equity in any such securitized loan or pool of loans and its retained equity would be exposed to any losses on such loans before any of the debt securities would be exposed to such losses. The investment manager and its affiliates will often be in a position to determine whether assets should be placed into a whole loan securitization or whether the Fund and Other Clients should acquire such loans or other instruments directly, which can also create the potential for conflicts of interest as the Adviser and its affiliates manage Other Clients with Investment Guidelines that do not permit such Other Clients to invest in whole loan securitizations. There can be no assurance that the Adviser will determine to seek to securitize assets in a manner that ensures that the Fund will be eligible to participate (or that such securitization will occur successfully) and the Adviser is permitted to make different determinations in good faith whether to seek to securitize certain assets which determination may differ from determinations to not securitize similar assets.
Revolving Credit Facilities. The Fund is permitted to invest in funded and unfunded revolving credit facilities (“Revolvers”). In some cases, the Fund will need to acquire a Revolver in order to participate in the term loan associated with such Revolver. In such scenarios, it is possible that the Revolver will not be drawn on unless the applicable Revolver borrower enters a period of financial distress, is pursuing an acquisition or utilizes the Revolver for working capital needs and/or for one or more non-ordinary course reasons. The commitment will be reduced by the amount of the Fund’s investment in a Revolver, regardless of whether the Revolver is drawn upon, which will reduce the Fund’s available capital for purposes of being allocated other investment opportunities. Revolvers can generally be drawn on short notice. In addition, prediction of Revolver utilization is inherently subjective and might not take into account changes in credit quality and changes in cash flow, including working capital fluctuation and acquisition activity. While higher than expected utilization increases the current income of the Fund, it can also lower returns to the extent that the Fund needs to call capital to satisfy borrowing requests and will increase the Fund’s exposure to defaults by the borrower under the Revolver. There are also operating and financial risks of Revolver borrowers, as Revolver borrowers could deteriorate as a result of, among other factors, an adverse development in their business, a change in their competitive environment, or an economic downturn. As a result, Revolver borrowers that the Fund had expected to be stable could operate at a loss or have significant variations in operating results, could require substantial additional capital to support their operations or to maintain their competitive positions, or could otherwise have a weak financial condition or be experiencing financial distress. All of the foregoing could result in higher than expected draws on Revolvers and/or the inability of any Revolver borrower to repay any existing draws on such Revolver. Furthermore, the capital structure of a Revolver borrower that is subject to leverage will increase the exposure of such Revolver borrower to adverse economic factors (such as rising interest rates, changes in commodity prices, downturns in the economy or a deterioration in the condition of such Revolver borrower), each of which could impair such underlying Revolver borrower’s ability to finance its future operations and capital needs and could result in the imposition of restrictive financial and operating covenants or increase the risk of defaults by such Revolver borrower under a Revolver. If any such factors cause or contribute to such Revolver borrower’s inability to generate sufficient cash flow to meet principal and/or interest payments on its indebtedness or similar payments or obligations under any Revolver, such Revolver borrower’s flexibility to respond to changing business and economic conditions could be constrained materially and could increase the risk of default and/or insolvency and the value of Revolvers could be significantly reduced or even eliminated, and potentially resulting in the returns to the Fund being lower than would otherwise have been the case.
An additional concern in acquiring a Revolver is the possibility of material misrepresentation or omission on the part of the Revolver seller, the Revolver borrower or other credit support providers, or breach of covenant by any such parties. Such inaccuracy or incompleteness or breach of covenants could adversely affect the valuation of the collateral underlying the loans or the ability of the Revolver lenders to perfect or effectuate a lien on the collateral securing the loan or the Fund’s ability to otherwise realize on or avoid losses in respect of the investment. The Adviser will rely upon the accuracy and completeness of representations made by any such parties to the extent reasonable, but cannot guarantee such accuracy or completeness.
Distressed Investments; Restructurings. The Fund may make investments in companies that subsequently become distressed. Certain of the Fund’s investments may, therefore, include specific investments in companies that become highly leveraged, with significant burdens on cash flow, and, therefore, involve a high degree of financial risk. The Fund’s investments will mostly be privately originated and illiquid, but may include liquid or publicly traded securities. Such investments may be considered speculative and subject to a high degree of risk and the ability of the relevant issuers to pay their debts on schedule could be adversely affected by interest rate movements, changes in the general economic climate or the economic factors affecting a particular industry, or specific developments within such companies. Investments in companies operating in workout or bankruptcy modes also present additional legal risks, including fraudulent conveyance, voidable preference and equitable subordination risks. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action.
Distressed/Defaulted Securities. The Fund may invest in the securities of companies that subsequently become involved in bankruptcy proceedings, reorganizations or financial restructurings, and that may face pending covenant violations or significant debt maturities. In such a case, the Adviser, on behalf of the Fund, may have a more active participation in the affairs of such issuers than is generally assumed by the Fund. Such investments could, in certain circumstances, subject the Fund to certain additional potential liabilities, which may exceed the value of the Fund’s original investment therein. For example, under certain circumstances, a lender who has inappropriately exercised control over the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. Furthermore, such investments could also subject the Fund to litigation risks or prevent the Fund from disposing of securities. In any reorganization or liquidation proceeding relating to a portfolio company or Investment, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. In addition, under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment, or similar transaction under applicable bankruptcy and insolvency laws. As more fully discussed below, in a bankruptcy or other proceeding, the Fund as a creditor may be unable to enforce its rights in any collateral or may have its security interest in any collateral challenged or disallowed, and its claims may be subordinated to the claims of other creditors.
The market for distressed securities is expected to be less liquid than the market for securities of companies that are not distressed. A substantial length of time may be required to liquidate investments in securities that become distressed. Furthermore, at times, a major portion of an issue of distressed securities may be held by relatively few investors, and the market may be limited to a narrow range of potential counterparties, such as other financial institutions that become distressed. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Adviser may find it more difficult to sell such securities on behalf of the Fund when the Adviser believes it advisable to do so or may only be able to sell such securities at a loss. The Adviser may also find it more difficult to determine the fair market value of distressed securities for purposes of computing the Fund’s net asset value. In some cases, the Fund may be prohibited by contract from selling its investments for a period of time.
Bankruptcy and Other Proceedings. The Fund may invest in the securities of companies, and/or relevant guarantors thereof, that subsequently become (or in limited cases, are) involved in bankruptcy and other similar proceedings. When a company seeks relief under the U.S. Bankruptcy Code (or has a petition filed against it), an automatic stay prevents all entities, including creditors, from foreclosing or taking other actions to enforce claims, perfect liens or reach collateral securing such claims. Creditors who have claims against the company prior to the date of the bankruptcy filing must petition the court to permit them to take any action to protect or enforce their claims or their rights in any collateral. Such creditors may be prohibited from doing so if the court concludes that the value of the property in which the creditor has an interest will be “adequately protected” during the proceedings. If the bankruptcy court’s assessment of adequate protection is inaccurate, a creditor’s collateral may be wasted without the creditor being afforded the opportunity to preserve it. Thus, even if the Fund holds a secured claim, it may be prevented from collecting the liquidation value of the collateral securing its debt, unless relief from the automatic stay is granted by the court. If relief from stay is not granted, the Fund may not realize a distribution on account of its secured claim until a plan of reorganization or liquidation for the debtor is confirmed. Bankruptcy proceedings can involve substantial legal, professional and administrative costs to the portfolio company and the Fund, and during the process the portfolio company’s competitive position may erode, key management personnel may depart and the company may not be able to invest adequately. Although the Adviser intends to invest the Fund’s assets primarily in debt, the debt of companies in financial reorganization will, in most cases, not pay current interest, may not accrue interest during reorganization and may be adversely affected by an erosion of the issuer’s fundamental value. Such investments can result in a total loss of principal. Bankruptcy proceedings are inherently litigious, time consuming, highly complex and driven extensively by facts and circumstances, which can result in challenges in predicting outcomes. The equitable power of bankruptcy judges (as more fully described below) also can result in uncertainty as to the ultimate resolution of claims.
Security interests held by creditors are closely scrutinized and frequently challenged in bankruptcy proceedings and may be invalidated for a variety of reasons. For example, security interests may be set aside because, as a technical matter, they have not been perfected properly under the Uniform Commercial Code or other applicable law. If a security interest is invalidated, the secured creditor loses the value of the collateral and, because loss of the secured status causes the claim to be treated as an unsecured claim, the holder of such claim will be more likely to experience a significant loss of its investment. There can be no assurance that the security interests securing the Fund’s claims will not be challenged vigorously and found defective in some respect, or that the Fund will be able to prevail against any such challenge.
Moreover, debt may be disallowed or subordinated to the claims of other creditors if the creditor is found to have engaged in certain inequitable conduct resulting in harm to other parties with respect to the affairs of a company filing for protection from creditors under the U.S. Bankruptcy Code. In addition, creditors’ claims may be treated as equity if they are deemed to be contributions to capital, or if a creditor attempts to control the outcome of the business affairs of a company prior to its filing under the Bankruptcy Code. If a creditor is found to have interfered with the company’s affairs to the detriment of other creditors or shareholders, the creditor may be held liable for damages to injured parties. While the Adviser will attempt to avoid taking the types of action that would lead to equitable subordination or creditor liability, there can be no assurance that such claims will not be asserted. In addition, if representation on an unsecured creditors’ committee of a company causes the Fund, the Adviser or Blackstone or its affiliates to be deemed a fiduciary for all general unsecured creditors, the securities of such company held in an account may become restricted securities, which are not freely tradable.
While the challenges to liens and debt described above normally occur in a bankruptcy proceeding, the conditions or conduct that would lead to an attack in a bankruptcy proceeding could in certain circumstances result in actions brought by other creditors of the debtor, shareholders of the debtor or even the debtor itself in other state or U.S. federal proceedings, including pursuant to state fraudulent transfer laws. As is the case in a bankruptcy proceeding, there can be no assurance that such claims will not be asserted or that the Adviser or the Fund will be able successfully to defend against them. To the extent that the Adviser or the Fund assumes an active role in any legal proceeding involving the debtor, the Fund may be prevented from disposing of securities issued by such debtor due to such person’s possession of material, non-public information concerning such debtor.
In certain protective situations, companies in which the Fund has invested or to which the Fund has extended loans may file for protection under Chapter 11 of the U.S. Bankruptcy Code. These debtor-in-possession or “DIP” loans are most often revolving working-capital or term loan facilities put into place at the outset of a Chapter 11 case to provide the debtor with both immediate cash and the ongoing working capital that will be required during the reorganization process. While such loans are generally less risky than many other types of loans as a result of their seniority in the debtor’s capital structure and because their terms have been approved by a U.S. federal bankruptcy court order, it is possible that the debtor’s reorganization efforts may fail and the proceeds of the ensuing liquidation of the DIP lender’s collateral might be insufficient to repay in full the DIP loan.
In addition, companies located in non-U.S. jurisdictions may be involved in restructurings, bankruptcy proceedings and/or reorganizations that are not subject to laws and regulations that are similar to the U.S. Bankruptcy Code and the rights of creditors afforded in U.S. jurisdictions. To the extent such non-U.S. laws and regulations do not provide the Fund with equivalent rights and privileges necessary to promote and protect its interest in any such proceeding, the Fund’s investments in any such companies may be adversely affected. For example, bankruptcy law and process in a non-U.S. jurisdiction may differ substantially from that in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain.
“High Grade” Credit Investments. The Fund’s assets are also expected to be invested in investments relating to “high-grade” or “investment grade” debt or debt instruments determined by the Adviser to be of reasonably high credit quality. Such investments are not immune from the credit risks associated with credit instruments that are not “high-grade” or “investment grade” and may subsequently become non-investment grade as a result of financial difficulties encountered by the issuers or borrowers or otherwise as a result of market conditions in the credit and interest rate markets and prevailing monetary and fiscal policies enacted by governments and monetary authorities. No assurance can be made with respect to recovery of principal or timely payment of interest payments, or that losses may not otherwise be incurred in respect of the Fund even to the extent invested in “high grade” or “investment grade” credit investments.
Failure of Servicers to Effectively Service Loans. The failure of servicers to effectively service the loans and/or pools thereof in which the Fund has an investment would materially and adversely affect the Fund. Most loans and securitizations thereof require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. The servicer’s quality is of significant importance in the management of loans (or pools thereof) and default issues related thereto. In the case of pools of securitized loans, servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest payments may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss may be greater than the outstanding principal balance of that loan.
Adjustments to Terms of Investments. The terms and conditions of the loan agreements and related assignments may be amended, modified or waived only by the agreement of the lenders. Generally, any such agreement must include a majority or a supermajority (measured by outstanding loans or commitments) or, in certain circumstances, a unanimous vote of the lenders. Consequently, the terms and conditions of the payment obligation arising from loan agreements could be modified, amended or waived in a manner contrary to the preferences of the Fund, if a sufficient number of the other lenders concurred with such modification, amendment or waiver. There can be no assurance that any obligations arising from a loan agreement will maintain the terms and conditions to which the Fund originally agreed. Because the Fund may invest through participation interests and derivative securities, the Fund may not be entitled to vote on any such adjustment of terms of such agreements.
The exercise of remedies may also be subject to the vote of a specified percentage of the lenders thereunder. The Adviser will have the authority to cause the Fund to consent to certain amendments, waivers or modifications to the investments requested by obligors or the lead agents for loan syndication agreements. The Adviser may, in accordance with its investment management standards, cause the Fund to extend or defer the maturity, adjust the outstanding balance of any investment, reduce or forgive interest or fees, release material collateral or guarantees, or otherwise amend, modify or waive the terms of any related loan agreement, including the payment terms thereunder. The Adviser will make such determinations in accordance with its investment management standards. Any amendment, waiver or modification of an investment could adversely impact the Fund’s investment returns.
Participation on Creditors’ Committees. The Adviser is permitted to participate on unofficial “ad-hoc” or official creditors’ committees formed to negotiate the management of financially troubled companies that may or may not be in bankruptcy or the Adviser could seek to negotiate directly with the debtors with respect to restructuring issues. If the Adviser does join a creditors’ committee, whether official or unofficial, the participants of the committee would be interested in obtaining an outcome that is in their respective individual best interests and there can be no assurance of obtaining results most favorable to the Fund and Other Clients in such proceedings. By participating on such committees, the Adviser could be deemed to have duties to other creditors represented by the committees, which might expose the Adviser to liability to such other creditors who disagree with the Adviser’s actions. While the Adviser intends to comply with all applicable securities laws and to make judgments concerning restrictions on trading in good faith, the Adviser is permitted to invest in the company’s securities on behalf of the Fund and/or Other Clients while engaged in the company’s restructuring activities. Such investing creates a risk of litigation and liability that could cause the Fund to incur significant legal fees and potential losses.
High Yield Debt. The Fund may invest in debt securities that may be classified as “higher-yielding” (and, therefore, higher-risk) debt securities. In most cases, such debt will be rated below “investment grade” or will be unrated and will face both ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. The market for high yield securities has experienced periods of volatility and reduced liquidity. Securities in the lower rated categories and comparable non-rated securities are subject to greater risk of loss of principal and interest than higher rated and comparable non-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings or comparable non-rated securities in the case of deterioration of general economic conditions. High yield securities may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by all or substantially all of the issuer’s assets. High yield securities may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these debt securities may reflect individual corporate developments. General economic recession or a major decline in the demand for products and/or services in the industry in which the issuer operates would likely have a material adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities.
Investments in Underlying Investment Companies or BDCs Risk. Because the Fund invests in underlying investment companies or BDCs, a shareholder’s investment in the Fund will be affected by the investment policies and decisions of each underlying investment company in direct proportion to the amount of Fund assets that are invested in each underlying investment company. The securities of the underlying investment companies or BDCs in which the Fund invests or plans to invest may be illiquid. Subscriptions to purchase the securities of underlying investment companies or BDCs are typically subject to restrictions or delays. There is no regular market for interests in many underlying investment companies or BDCs or portfolio companies, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable underlying investment companies or BDCs or the board of the portfolio company, and could occur at a discount to the stated NAV. If the Adviser determines to cause the Fund to sell its interest in underlying investment companies or BDCs, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time, or to accept a lower price for a quick sale.
Some funds in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.
Because we are an acquiring fund under Rule 12d1-4 (as defined below), regulatory limitations may apply to our investments in registered investment companies and BDCs and may indirectly restrict the investment opportunities available to the acquired funds in which we invest.
The 1940 Act imposes restrictions on registered investment companies and certain other funds (collectively, “acquiring funds”) with respect to their investments in other registered investment companies or BDCs. Without relying on an exemption, an acquiring fund may not: (i) own more than 3% of the outstanding voting securities of any one registered investment company or BDC; (ii) invest more than 5% of its total assets in the securities of any single registered investment company or BDC; or (iii) invest more than 10% of its total assets in the securities of other registered investment companies or BDCs (collectively, the “3-5-10% Limitations”).
The SEC subsequently adopted Rule 12d1-4 (the “Rule”), which provides an exemption allowing certain acquiring funds, including the Fund, to invest in the securities of other registered investment companies or BDCs in excess of the 3-5-10% Limitations, subject to certain conditions.
Notably, if a fund’s shares are acquired by another investment company or BDC in reliance on the Rule, the acquired fund may not purchase or otherwise acquire the securities of an investment company or private fund if, immediately after the transaction, the aggregate value of such securities exceeds 10% of the acquired fund’s total assets, subject to certain exceptions. This restriction on acquired funds under the Rule limits the ability of acquired funds in which the Fund invests to invest in the securities of other investment companies or “private funds,” a term broadly defined by the Rule to include not only traditional private equity funds and hedge funds, but also a range of certain other investment vehicles and strategies.
Additionally, the Rule prohibits an acquiring fund from acquiring control of another investment company (other than one in the same group of investment companies as the acquiring fund), including by acquiring more than 25% of its voting securities. The Rule also imposes specific voting requirements when an acquiring fund’s ownership in another investment company (other than one in the same group of investment companies) exceeds certain thresholds.
Inflation-Linked Debt Securities Risk. Inflation-linked debt securities are structured to provide protection against inflation. The value of the principal or the interest income paid on an inflation-linked debt security is adjusted to track changes in an official inflation measure. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed debt securities. For securities that do not provide a similar guarantee, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation-linked debt securities is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. In general, the price of an inflation-linked debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may have no income at all from such investments. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-linked debt securities.
Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock, in each case, until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed income characteristics; and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. Generally, the amount of the premium decreases as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
Call Risk. There is a risk that issuers may exercise a right to redeem a fixed income security earlier than expected (a “call”). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.
Options and Warrants. While not expected, the Fund may buy or sell (“write”) both call options and put options, and when it writes options, it may do so on a “covered” or an “uncovered” basis. A call option is “covered” when the writer owns investments of the same class and amount as those to which the call option applies. A put option is covered when the writer has an open short position in investments of the same class and amount. The Fund’s option transactions may be part of a hedging strategy (i.e., offsetting the risk involved in another investment position) or a form of leverage, in which the Fund has the right to benefit from price movements in a large number of investments with a small commitment of capital. The Fund may also use warrants in substantially the same manner as call options. Warrants are long-term options to purchase particular securities to be used by, or owned by, the issuer of the warrants. The foregoing activities involve risks that can be substantial, depending on the circumstances.
In general, without taking into account other positions or transactions the Fund may enter into, the principal risks involved in options trading can be described as follows: when the Fund buys an option, a decrease (or inadequate increase) in the price of the underlying investment in the case of a call, or an increase (or inadequate decrease) in the price of the underlying investment in the case of a put, could result in a total loss of the Fund’s investment in the option (including transaction costs). The Fund could mitigate those losses by selling short, or buying puts on, the investments for which it holds call options, or by taking a long position (e.g., by buying the investments or buying calls on them) in investments for which it holds put options.
When the Fund sells (“writes”) an option, the risk can be substantially greater than when it buys an option. The seller of an uncovered call option bears the risk of an increase in the market price of the underlying investment above the exercise price. The risk is theoretically unlimited unless the option is “covered.” The instruments necessary to satisfy the exercise of an uncovered call option may be unavailable for purchase, or only available at much higher prices, thereby reducing or eliminating the value of the premium received. Purchasing instruments to cover the exercise of an uncovered call option can cause the price of the instruments to increase, thereby exacerbating the loss. If the option is covered, the Fund would forego the opportunity for profit on the underlying investment should the market price of the investment rise above the exercise price. If the price of the underlying investment were to drop below the exercise price, the premium received on the option (after transaction costs) would provide profit that would reduce or offset any loss the Fund might suffer as a result of owning the investment.
Capital Structure Arbitrage. In certain circumstances, the execution of a distressed investing strategy involves the ability of the Adviser to identify and exploit the relationships between movements in different securities and instruments within an issuer’s or borrower’s capital structure (e.g., senior bank debt, second liens, debt securities and other obligations, convertible and non-convertible senior and subordinated debt, preferred equity and common stock). Identification and exploitation of these opportunities involve uncertainty. In the event that the perceived pricing inefficiencies underlying an issuer’s securities or instruments were to fail to materialize as expected by the Adviser, the Fund could incur a loss.
Projections and Third-Party Reports. The Adviser generally will establish the capital structure of an investment and the terms and targeted returns of such investment on the basis of financial, macroeconomic and other applicable projections. Projected operating results normally will be based primarily on the judgments of the Adviser’s investment professionals and/or third-party advice and reports. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be achieved, and actual results may vary significantly from the projections. General economic, natural and other conditions, which are not predictable, can have an adverse impact on the reliability of such projections.
Limited Amortization Requirements. The Fund may invest in loans that have limited mandatory amortization requirements. While these loans may obligate an issuer to repay the loan out of asset sale proceeds or with annual excess cash flow, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the Investment. In addition, a low level of amortization of any debt over the life of the Investment may increase the risk that the issuer will not be able to repay or refinance the loans held by the Fund when it matures.
Zero Coupon and PIK Bonds. Because investors in zero coupon or PIK bonds receive no cash prior to the maturity or cash payment date applicable thereto, an investment in such securities generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.

Risks Related to Real Estate [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Real Estate
Inherent Real Estate Risks. The Fund may make investments in or relating to real estate, including investments in commercial or residential real estate loans or projects and/or real estate-related debt investments (e.g., commercial and residential mortgage loans) and structured products (e.g., CLOs, CMBS, RMBS and similar pools of real estate-related interests). Such investments will be subject to the risks inherent in the ownership of real estate and real estate-related businesses and assets, including in circumstances where the Fund holds credit-oriented investments relating to real estate. Deterioration of real estate fundamentals generally may negatively impact the performance of the Fund. These risks include, but are not limited to, those associated with the burdens of ownership of real property, local market and economic conditions, which may include changes in supply of and demand for competing properties in an area, changes in interest rates and related increases in borrowing costs, changes in the financial resources of tenants, defaults by borrowers or tenants and the lack of availability of financing, which may render the sale or refinancing of properties difficult or impracticable. In addition, investments in real estate and real estate-related businesses and assets may be subject to the risk of environmental liabilities, contingent liabilities upon disposition of assets, casualty or condemnations losses, energy supply shortages, natural disasters, climate-related risks (including transition risks and acute and chronic physical risks), acts of God, terrorist attacks, war and other events that are beyond our control, and various uninsured or uninsurable risks. In addition, in acquiring debt instruments or securities in a public company or a related entity, lock-out provisions may apply that materially restrict selling such interests or securities for a period of time or that impose other restrictions, such as a limitation on the amount of additional debt that can be incurred. There can be no assurance that there will be a ready market for the resale of real estate investments because such investments will generally not be liquid. Illiquidity may result from the absence of an established market for the investments, as well as legal or contractual restrictions on their resale by the Fund.
Mortgage-Backed Securities. The Fund may from time to time to invest in pools or tranches of mortgage-backed securities (including CMBS). The collateral underlying mortgage-backed securities generally consists of commercial mortgages or real property that has a residential, multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels, and may include assets or properties owned directly or indirectly by one or more other Blackstone clients. CMBS have been issued in a variety of issuances, with varying structures including senior and subordinated classes. The commercial mortgages underlying CMBS generally have shorter maturities than residential mortgages, allow all or a substantial portion of the loan balance to be paid at maturity, commonly known as a “balloon payment,” and are usually non-recourse against the commercial borrower. Investments in CMBS are subject to various risks and uncertainties, including credit, market, interest rate, structural and legal risks. These risks may be magnified by volatility in the credit and commercial real estate markets. The investment characteristics of CMBS differ from traditional debt securities in a number of respects, and are similar to the characteristics of structured credit products in which investors participate through a trust or other similar conduit arrangement. As described more fully above, commercial mortgage loans are obligations of the borrowers thereunder and are not typically insured or guaranteed by any other person or entity. While the Fund intends to vigorously analyze and underwrite its CMBS investments from a fundamental real estate perspective, there can be no assurance that underwriting practices will yield their desired results, and there can be no assurance that the Fund will be able to effectively achieve its investment objectives or that expected returns will be achieved.
In general, if prevailing interest rates fall significantly below the interest rates on the related mortgage loans, the rate of prepayment on the underlying mortgage loans would be expected to increase. Conversely, if prevailing interest rates rise to a level significantly above the interest rates on the related mortgages, the rate of prepayment would be expected to decrease, which could reduce the returns on certain residual mortgage-backed securities in which the Fund may invest. In addition, rising rates may increase the frequency of defaults on certain floating-rate mortgage-backed securities.
Legal and Structural Risks of Mortgage-Backed Securities. Mortgage-backed securities may have structural characteristics that distinguish them from other securities. The rate of interest payable on these types of securities may be set or effectively capped at the weighted average net coupon of the underlying assets themselves. As a result of this cap, the return to investors in such a security would be dependent on the relative timing and rate of delinquencies and prepayments of mortgage loans bearing a higher rate of interest. In general, early prepayments will have a greater impact on the yield to investors. Federal and state law may also affect the return to investors by capping the interest rates payable by certain mortgagors. Certain mortgage-backed securities may provide for the payment of only interest for a stated period of time.
In addition, legal and structural risks of mortgage-backed securities include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or an affiliate), the assets of the issuer could be treated as never having been truly sold by the originator to the issuer and could be substantively consolidated with those of the originator, or the transfer of such assets to the issuer could be voided as a fraudulent transfer. Challenges based on such doctrines could also result in cash flow delays and losses on the related issue of these securities.
Office Real Estate Industry Risks. Some businesses are rapidly evolving to make employee telecommuting, flexible work schedules, open workplaces and teleconferencing increasingly common. These practices enable businesses to reduce their space requirements. A continuation of the movement towards these practices could over time erode the overall demand for office space and, in turn, place downward pressure on occupancy, rental rates and property valuations, each of which could have an adverse effect on our financial position, results of operations, cash flows and ability to make expected distributions to our shareholders. We may also be negatively impacted by competition from other short-term office or shared space leasing companies.
Commercial Mortgage and Mezzanine Debt. The Fund may invest in commercial mortgage and mezzanine debt (including pools thereof), which are secured by multifamily or commercial properties and are subject to risks of delinquency and foreclosure, and risks of loss that are greater than similar risks associated with loans made on the security of single-family residential property.
The underlying properties or assets comprising such pools of commercial real estate loans may include portfolio companies or assets of Other Clients. With most commercial mortgage and mezzanine debt, the bulk of the loan balance is payable at maturity with a one-time “balloon payment.” Full satisfaction of the balloon payment by a commercial borrower is heavily dependent on the availability of subsequent financing or a functioning sales market, and full satisfaction of a commercial real estate loan will be affected by a commercial borrower’s access to credit or a functioning sales market. In certain situations, and during periods of credit distress, the unavailability of real estate financing may lead to default by a commercial borrower. In addition, in the absence of any such takeout financing, the ability of a borrower to repay a loan may be impaired.
Commercial mortgage and mezzanine debt are usually non-recourse in nature. Therefore, if a commercial borrower defaults on the commercial real estate loan, then the options for financial recovery are limited. To the extent the underlying default rates with respect to the pool or tranche of commercial real estate loans in which the Fund directly or indirectly invests increase, the performance of the Fund’s investments related thereto may be adversely affected. Default rates and losses on commercial real estate loans will be affected by a number of factors, including global, regional and local economic conditions in the area where the properties are located, the borrower’s equity in the underlying property or assets and the financial circumstances of the borrower. A decline in property values in specific commercial real estate markets or specific real estate or credit markets may result in higher delinquencies and defaults. In the event of default, the lender will have no right to assets beyond collateral attached to the commercial real estate loan. In certain instances, a negotiated settlement or an amendment to the terms of the commercial real estate loan are the only options before an ultimate foreclosure on the commercial property. As described more fully below, foreclosure is costly and often protracted due to litigation and bankruptcy restrictions. The ultimate disposition of a foreclosed property may also yield a price insufficient to cover the cost of the foreclosure process and the balance attached to the defaulted commercial real estate loan. It may in the future become difficult for lenders to dispose of foreclosed commercial real estate without incurring substantial investment losses, ultimately leading to a decline in the value of such investments.
In the event of any default under a mortgage or mezzanine loan held directly by the Fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage or mezzanine loan, which could have a material adverse effect on the Fund. In the event of the bankruptcy of a mortgage or mezzanine loan borrower, the mortgage or mezzanine loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage or mezzanine loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law. Additionally, in the event of a default under any senior debt, the junior or subordinate lender generally will have to foreclose on the equity, purchase the senior debt or negotiate a forbearance or restructuring arrangement with the senior lender in order to preserve its collateral.
Residential Real Estate Investments. The Fund may invest in residential development projects and financing opportunities relating to residential real estate assets, which subjects the Fund to particular economic, operating and regulatory risks. These risks relate to supply of and demand for living space in the local market, wage and job growth in the local market, availability of mortgage financing, homeownership affordability, tenant quality, the physical attributes of the building in relation to competing buildings (e.g., age, condition, design, appearance, amenities and location), access to transportation and changes in regulatory requirements (e.g., rent regulations and caps, and higher standards of maintenance), among other factors.
Accordingly, the performance of the Fund is susceptible to adverse changes in prevailing economic and employment conditions in the United States and the other jurisdictions where its properties are located. The Adviser’s ability to invest in residential real estate-related opportunities (including providing financing for potential owners and operators of residential real estate assets or portfolios thereof) may depend upon its ability to strategically partner with established and sophisticated operating partners and third parties. Any downturn in the U.S. or global economies may adversely affect the financial condition of residential owners and tenants, making it more difficult for them to meet their periodic repayment obligations relating to certain residential real estate properties, which could adversely impact the investment performance of the Fund’s investments. To the extent that assets underlying investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.
Investments in financing residential assets, such as mortgage loans (including loans that may be in default), involve additional risks. If a residential mortgage loan is in default, foreclosure of the mortgage loan can be a lengthy and difficult process, and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited. The ultimate disposition of a foreclosed asset may yield a price insufficient to cover the cost of the foreclosure process and the balance attached to the defaulted mortgage loan. In addition, politicians, regulators, journalists, housing advocates and others have been critical of private investment firms, such as Blackstone, that have made investments in residential mortgage loans and, in some cases, led protests and social media campaigns. Such opposition could cause the Adviser or its affiliates to forego investment opportunities and subject existing investments to new legislation, litigation and changes in regulatory oversight.
Debt-Oriented Real Estate Investments Risks Generally. The Fund may invest in debt, including “mezzanine” investments (and may also make equity investments) in or relating to real estate-related businesses, assets or interests. Any deterioration of real estate fundamentals generally, and in the U.S., Canada, and Europe in particular, could negatively impact the performance of the Fund by making it more difficult for portfolio companies to satisfy their debt payment obligations, increasing the default risk and making it more difficult for the Fund to generate attractive risk-adjusted returns. Changes in general economic conditions will affect the creditworthiness of portfolio companies and the value of the underlying real estate collateral relating to the Fund’s investments and may include economic and market fluctuations, changes in environmental and zoning laws, casualty or condemnation losses, regulatory limitations on rents, decreases in property values, changes in the appeal of properties to tenants, changes in supply and demand, fluctuations in real estate fundamentals, the financial resources of issuers and borrowers, changes in building, environmental and other laws, labor, energy and supply shortages, various uninsured or uninsurable risks, natural disasters, political events, changes in government regulations, changes in real property tax rates and tax credits, changes in operating expenses, changes in capital expenditure costs, changes in interest rates, changes in foreign exchange rates, changes in the availability of debt financing and mortgage funds, which may render the sale or refinancing of properties difficult or impracticable, increased mortgage defaults, increases in borrowing rates, negative developments in the economy or political climate that depress travel activity, environmental liabilities, contingent liabilities on a disposition of assets, acts of God, terrorist attacks, war, adverse changes in real estate values generally and other factors that are beyond the control of the Adviser. The value of securities of companies which service the real estate business sector may also be affected by such risks.
Flexible Real Estate Related Debt Strategy. The Adviser will implement on behalf of the Fund whatever strategies or discretionary approaches it believes from time to time may be best suited to prevailing market conditions in furtherance of that purpose, including control-oriented equity investments. There can be no assurance that the Adviser will be successful in implementing any particular investment strategy or discretionary approach or that it will be able to effectively achieve the Fund’s investment activities. Furthermore, the Fund’s investment strategies may involve risks that are not described herein, and the diversification and type of investments may differ substantially from funds. For example, the Fund may invest in debt or equity interests in real estate-related assets, real estate companies, real estate-related companies (such as companies (or debt instruments related to such companies) in which the Fund has a pre-existing debt investment, real estate and loan origination businesses and platforms, data centers, hotel servicing companies, digital infrastructure and energy investments (including power purchase or energy savings agreements), and consumer loans associated with a commercial or residential property, home solar equipment and/or home improvements) and including but not limited to residential debt and the acquisition, origination, servicing and managing of residential mortgages, prime loans, credit loans, second lien loans, mortgage servicing rights, and residential real estate-related investments. Moreover, the Fund expects to make a significant number of investments in relatively liquid instruments. In addition to any real estate-related investments (including of the types described above), the Fund may also invest in asset-backed securities (including publicly traded securities) that are not real estate-related, such as auto loans, consumer credit and corporate receivables. Many of the risks and conflicts described herein also apply to investments in such asset-backed securities. Such risks could prove substantial and, therefore, investments in the Fund are suitable only for investors that are able to bear the potential loss of their entire investment and for which such investment does not represent a complete investment program.
Active Trading. The trading activities conducted by the Adviser on behalf of the Fund may involve certain short-term market considerations. Accordingly, in certain instances, the turnover rates of certain portions of the Fund’s portfolio may be substantial and involve correspondingly high transactional costs.
Availability of Insurance Against Certain Catastrophic Losses. The Fund and portfolio companies that the Fund invests in and/or their underlying properties, as applicable generally maintain liability, fire, flood, extended coverage, rental loss, cyber sabotage and/or terrorism insurance with insured limits and policy specifications that the Adviser, or, if applicable, portfolio company management, believes are customary and reasonable. However, certain losses of a catastrophic nature, such as wars, natural disasters, terrorist attacks (including cyber sabotage) or other similar events, may be either uninsurable or insurable only at uneconomically high rates such that no insurance coverage exists. In general, losses related to terrorism and cyber sabotage are becoming harder and more expensive to insure against. In some cases, the insurers exclude terrorism and/or cyber sabotage, in others the coverage against terrorist acts and cyber sabotage is limited, or available only for a significant price. A similar dynamic has been unfolding with respect to certain weather events and earthquakes. As a result, not all investments are expected to be insured against all risks. Furthermore, even when insurance is available and has been procured, formalities must be followed to obtain the benefit of the insurance in the case of a loss event, such as timely delivery of a notice of claim; a failure to follow these formalities could result in voidance of coverage. If a major loss for which insurance is unavailable occurs, the Fund could lose both invested capital in and anticipated profits from the affected investments.
Risks Related to Investing in Data Centers. We may invest in data centers. Data center investments are subject to operating risks common to the data center industry, which include changes in tenant demands or preferences. It is possible that changes in industry practice or in technology, such as virtualization technology, more efficient or miniaturization of computing or networking devices, or devices that require higher power densities than today's devices, may reduce demand for physical data center space and infrastructure or render data center properties obsolete or in need of significant upgrades to remain viable. In addition, the development of new technologies, the adoption of new industry standards or other factors may render the products and services of data center tenants obsolete or unmarketable and contribute to a downturn in their businesses, thereby increasing the likelihood of defaults under data center leases, which could have an adverse effect on the Fund’s return on its investments. The Fund’s data center investments may also be adversely affected by other changes in the technology industry, such as a decrease in the use of mobile or web-based commerce or the development of AI Technologies, models that utilize significantly less computing power to operate, industry slowdowns, business layoffs or downsizing, relocation of businesses, increased costs of complying with existing or new government regulations and other factors; a downturn in the market for data center space generally such as oversupply of or reduced demand for space; and increased competition, including from tenants choosing to develop their own data centers. To the extent that any of these or other adverse conditions occur, they are likely to impact market rents for, and cash flows from, the data center investments, which could adversely affect the Fund.
Risks Related to Net Leases. We may invest in commercial properties, including those in data centers, subject to net leases. Typically, net leases require the tenants to pay substantially all of the operating costs associated with the properties, such as insurance, real estate taxes and costs of maintaining the property, and make the tenant responsible for maintaining, operating and managing the property. As a result, the value of, and income from, investments in commercial properties subject to net leases will depend, in part, upon the ability of the applicable tenant to meet its obligations to maintain the property under the terms of the net lease. If a tenant fails or becomes unable to so maintain a property, we will be subject to all risks associated with owning the underlying real estate. In addition, we may have limited oversight into the operations or the managers of these properties, subject to the terms of the net leases.
Certain commercial properties subject to net leases in which we invest may be occupied by a single tenant and, therefore, the success of such investments is largely dependent on the financial stability of each such tenant. A default of any such tenant on its lease payments to us would cause us to lose the revenue from the property and cause us to have to find an alternative source of revenue to meet any mortgage payment and prevent a foreclosure if the property is subject to a mortgage. In the event of a default, we may experience delays in enforcing our rights as landlord and may incur substantial costs in protecting our investment and re-letting our property. If a lease is terminated, we may also incur significant losses to make the leased premises ready for another tenant and experience difficulty or a significant delay in re-leasing such property.
In addition, net leases typically have longer lease terms and, thus, there is an increased risk that contractual rental increases in future years will fail to result in fair market rental rates during those years.
Risks of Acquiring Sub-Performing Real Estate Loans and Participations. The Fund may acquire real estate loans that may be sub-performing or non-performing at the time of their acquisition and/or may become sub-performing or non-performing following their acquisition for a wide variety of reasons. Such sub-performing real estate loans may require a substantial amount of workout negotiations or restructuring, which may entail, among other things, an extension of the term, a substantial reduction in the interest rate, a substantial writedown of the principal of such loan and other concessions which could adversely affect the returns realized by the Fund. However, even if a restructuring were successfully accomplished, a risk exists that, upon maturity of such real estate loan, replacement “takeout” financing will not be available, resulting in an inability by the borrower to repay the loan. Purchases of participations in real estate loans raise many of the same risks as investments in real estate loans and also carry risks of illiquidity and lack of control. Although unlikely, it is possible that a sponsor may find it necessary or desirable to foreclose on collateral securing one or more real estate loans purchased by the Fund. The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure actions by asserting numerous claims, counterclaims and defenses against the holder of a real estate loan, including, without limitation, lender liability claims and defenses, even when such assertions may have no basis in fact, in an effort to prolong the foreclosure action, which often prolongs and complicates an already difficult and time consuming process. In some states or other jurisdictions, foreclosure actions can take up to several years or more to conclude. During the foreclosure proceedings, a borrower may have the ability to file for bankruptcy, potentially staying the foreclosure action and further delaying the foreclosure process.
Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing, management, development and other operations of the property. In the event the Fund does foreclose on an investment, the Fund will be subject to the risks associated with owning and operating real estate. The foreclosure may also generate negative publicity for the Fund and/or the applicable portfolio entity, which can damage the Fund’s and Blackstone’s reputation. Reputational damage can lead to increased operating, capital and regulatory costs as well as have an adverse effect on the Fund’s operations and investment performance. Reputation risk may lead to Blackstone’s brand value loss and regulatory scrutiny and governmental investigations, given the sensitivity surrounding the mortgage and housing industry. The Fund’s reputation is a matter of perception that is a function of its perception among its various stakeholders such as investors, customers, counterparties, service providers, suppliers, employees, regulators and non-governmental organizations, and relationships with these stakeholders may be harmed as a result of reputational damage.
Investments in Student Housing and Dormitories. The Fund may make debt-related investments in student housing and dormitory properties, which subjects the Fund to particular economic and operating risks. These risks relate to the supply of and demand for student housing space in the local market, tenant quality, the higher tenant turnover rate relative to other housing properties, physical attributes of the building in relation to competing buildings (e.g., age, condition, design, appearance, amenities, and location) and access to transportation and proximity to campus, among other factors. Student housing properties are typically leased during leasing seasons that are correlated with academic school years, and the properties are therefore highly dependent on (i) the need, desire and ability of students to live in student housing near campus and (ii) the effectiveness of marketing and leasing efforts and personnel during such seasons. Demand for student housing is also impacted by the availability of alternative housing options given that the Fund’s student housing properties compete with university-owned student housing as well as local, national and regional owner-operators of off-campus student housing and other residential properties and apartments that are generally available to local residents. Additionally, student housing properties are generally on short-term leases, exposing the Fund to increased risk. Borrowers may not be able to re-lease the properties on similar terms, if the properties are able to be re-leased at all. The terms of renewal or re-lease (including the cost of required renovations) may be less favorable to the borrower than the prior lease. If the borrower is unable to re-lease all or some of the properties, or if the rental rates upon such re-leasing are significantly lower than expected rates, the cash flows from operations could be adversely affected. In addition, the available market for potential residents of student housing properties is inherently restricted as members of the general public are generally not permitted to live in such housing, absent being a student or an employee of the particular academic institution. The properties may also be adversely affected by a change in academic admission policies, including a reduction in the number of student admissions and a corresponding decrease in demand and occupancy rates for such student housing.
Life Sciences and Laboratory Real Estate Investments. The Fund may make debt-related investments in property relating to laboratory space, which subjects the Fund to particular economic and operating risks. These risks relate to the supply of and demand for laboratory space in the local market, the impact of economic conditions on the local market and the building’s tenants (including, in particular, startup or early stage and other technology company tenants), tenant quality and such tenants’ particular focus within the life science industry, compliance with government requirements (e.g., zoning, land use, occupancy limitations) and the physical attributes of the laboratory space. Such laboratory space may require particular updates or infrastructural improvements that may involve greater expenditure than traditional office space (e.g., upgrades to electrical, gas and plumbing infrastructure, HVAC systems, laboratory benchwork) and such infrastructural needs may vary depending on the particular life science tenant. In addition, depending on the particular life science tenant, such laboratory space may be more susceptible to particular hazards and accidents, including fires, leaks, contaminations, chemical spills and physical injury. The liability and cost to the borrower arising out of the occurrence of any such event could be considerable. Further, if a tenant is unable to pay rent, or declines to extend a lease upon its expiration, and vacates the laboratory space, the borrower may be unable to re-let the laboratory space to another life science industry tenant or may incur substantial expense to modify such laboratory space to meet the specific needs of different life science industry tenants before it may be re-let by another tenant.

Risks Related to the Adviser and Its Affiliates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Adviser and Its Affiliates
Potential Conflicts of Interest Risk. The Adviser and its affiliates, including our officers and some of our Trustees, face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our shareholders. The Adviser and its affiliates will receive substantial fees from us in return for their services, and these fees could influence the advice provided to us. We pay to the Adviser an incentive fee that is based on the performance of our portfolio and an annual base management fee that is based on the value of our net assets as of the beginning of the first business day of the month. Because the incentive fee is based on the performance of our portfolio, the Adviser may be incentivized to make investments on our behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee is determined may also encourage the Adviser to use leverage to increase the return on our investments. Our compensation arrangements could therefore result in our making riskier or more speculative investments than would otherwise be the case. This could result in higher investment losses, particularly during cyclical economic downturns. See “Potential Conflicts of Interest.”
Limitations on Transactions with Affiliates Risk. The 1940 Act limits the Fund’s ability to enter into certain transactions with certain of the Fund’s affiliates. As a result of these restrictions, the Fund may be prohibited from buying or selling any security directly from or to any portfolio company of or private equity fund managed by Blackstone, Blackstone Credit & Insurance or any of their respective affiliates. However, the Fund may under certain circumstances purchase any such portfolio company’s loans or securities in the secondary market, which could create a conflict for the Adviser between the interests of the Fund and the portfolio company, in that the ability of the Adviser to recommend actions in the best interest of the Fund might be impaired. The 1940 Act also prohibits certain “joint” transactions with certain of the Fund’s affiliates, which could include investments in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. Although the Fund has received an exemptive order from the SEC that permits it, among other things, to co-invest with certain affiliates of the Adviser and certain funds managed and controlled by the Adviser and its affiliates, it may only do so in accordance with certain terms and conditions that limit the types of transactions the Fund may engage in.
Compensation Arrangements. The Adviser and its affiliates will receive substantial fees from us in return for their services, and these fees could influence the advice provided to us. We will pay to the Adviser an incentive fee that is based on the performance of our portfolio and an annual base management fee that is based on the value of our net assets as of the beginning of the first business day of the month. Because the incentive fee is based on the performance of our portfolio, the Adviser may be incentivized to make investments on our behalf that are riskier or more speculative than would be the case in the absence of such compensation arrangement. The way in which the incentive fee is determined may also encourage the Adviser to use leverage to increase the return on our investments. Our compensation arrangements could therefore result in our making riskier or more speculative investments than would otherwise be the case. This could result in higher investment losses, particularly during cyclical economic downturns. See “Potential Conflicts of Interest.”
In addition, our Investment Advisory Agreement entitles the Adviser to receive Pre-Incentive Fee Net Investment Income Returns regardless of any capital losses. In such case, we may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or if we incur a net loss for that quarter.
In addition, any Pre-Incentive Fee Net Investment Income Returns may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. The Adviser is not under any obligation to reimburse us for any part of the incentive fee it received that was based on accrued income that we never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in our paying an incentive fee on income we never received.
Obligations to Other Clients. The members of the senior management and investment team of the Adviser serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as we do, or of investment funds managed by the same personnel. In serving in these multiple capacities, they may have obligations to Other Clients or investors in those entities, the fulfillment of which may not be in our best interests or in the best interest of our shareholders. Our investment objectives may overlap with the investment objectives of such investment funds, accounts or other investment vehicles. In particular, we will rely on the Adviser to manage our day-to-day activities and to implement our investment strategy. The Adviser and certain of its affiliates are presently, and plan in the future to continue to be, involved with activities that are unrelated to us. As a result of these activities, the Adviser, its officers and employees and certain of its affiliates will have conflicts of interest in allocating their time between us and other activities in which they are or may become involved, including the management of its affiliated equipment funds. The Adviser and its officers and employees will devote only as much of its or their time to our business as the Adviser and its officers and employees, in their judgment, determine is reasonably required, which may be substantially less than their full time.
We rely, in part, on the Adviser to assist with identifying investment opportunities and making investment recommendations to the Adviser. The Adviser and its affiliates are not restricted from forming additional investment funds, entering into other investment advisory relationships or engaging in other business activities. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the Adviser, its affiliates and its officers and employees will not be devoted exclusively to our business, but will be allocated between us and such other business activities of the Adviser and its affiliates in a manner that the Adviser deems necessary and appropriate consistent with its fiduciary duties and the 1940 Act. See “Potential Conflicts of Interest.”
Management of Other Investment Entities. The Adviser and individuals employed by the Adviser are generally not prohibited from raising capital for and managing other investment entities that make the same types of investments as those we target. As a result, the time and resources that these individuals may devote to us may be diverted. In addition, we may compete with any such investment entity for the same investors and investment opportunities. We may participate in certain transactions originated by Blackstone, the Adviser or their affiliates under our exemptive relief from the SEC that allows us to engage in co-investment transactions with Blackstone, the Adviser and their respective affiliates, subject to certain terms and conditions. However, while the terms of the exemptive relief require Blackstone, the Adviser and certain of their affiliates to adopt policies designed to ensure that we receive a fair and equitable opportunity to participate in potential co-investment opportunities, the Adviser may determine that we will not participate in certain transactions that it, Blackstone or their affiliates originate, or we may not be offered the opportunity to participate at all if the opportunity is outside of our Core Mandate. Affiliates of the Adviser, whose primary business includes the origination of investments or investing in non-originated assets, engage in investment advisory business with accounts that compete with us. See “Potential Conflicts of Interest.”
Purchase of the Fund’s Equity or Debt Securities by the Adviser or its Affiliates. Affiliates of the Adviser have purchased, and in the future, expect to purchase our equity or debt securities. The Adviser and its affiliates will not acquire our equity securities with the intention to resell or re-distribute such shares but may do so with respect to our debt securities. The purchase of such securities by the Adviser and its affiliates could create certain risks, including, but not limited to, the following:
•	the Adviser and its affiliates may have an interest in disposing of our securities at an earlier date so as to recover their investment in our securities;
•	substantial purchases of our securities by the Adviser and its affiliates may limit the Adviser’s ability to fulfill any financial obligations that it may have to us or incurred on our behalf; and
•	potential conflicts of interest, including related to the exercise of voting, consent or similar rights under our equity or debt securities.
Dependence on Key Personnel Risk. Our future success depends, to a significant extent, on the continued services of the officers and employees of the Adviser or its affiliates. The loss of services of one or more members of the Adviser’s management team, including members of the Adviser’s investment committee (the “Investment Committee”), could adversely affect our financial condition, business and results of operations. The Adviser does not have an employment agreement with any of these key personnel and we cannot guarantee that all, or any particular one, will remain affiliated with us and/or the Adviser. Further, we do not intend to separately maintain key person life insurance on any of these individuals.
Dependence on Adviser. Our success is dependent upon our relationship with, and the performance of, the Adviser in the acquisition and management of our portfolio investments, and our corporate operations, as well as the persons and firms the Adviser retains to provide services on our behalf. The Adviser may suffer or become distracted by adverse financial or operational problems in connection with Blackstone’s business and activities unrelated to us and over which we have no control. Should the Adviser fail to allocate sufficient resources to perform its responsibilities to us for any reason, we may be unable to achieve our investment objectives or to pay distributions to our shareholders.
Intermediary Manager’s Influence on the Offering of the Fund’s Common Shares. The Adviser is paid a base management fee calculated as a percentage of our net assets and unrelated to net income or any other performance base or measure. The Intermediary Manager, an affiliate of the Adviser, will be incentivized to raise more proceeds in our offering to increase our net assets, even if it would be difficult for us to efficiently deploy additional capital, which in turn would increase the base management fee payable to the Adviser. In addition, the Intermediary Manager may engage financial intermediaries. As a result of the various payments that financial intermediaries may receive from the Adviser or its affiliates, the amount of compensation that a financial intermediary may receive in connection with the sale of Shares may be greater than the compensation it may receive for the distribution of other investment products.
Trademark Risk. We do not own the Blackstone name, but we are permitted to use it as part of our corporate name pursuant to the Investment Advisory Agreement. Use of the name by other parties or the termination of the Investment Advisory Agreement may harm our business.
Blackstone’s Public Company Status. As a consequence of Blackstone’s status as a public company, our officers and Trustees, and the employees of the Adviser may take into account certain considerations and other factors in connection with the management of the business and affairs of us and our affiliates that would not necessarily be taken into account if Blackstone were not a public company.

Risks Related to Debt Financing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Debt Financing
Leverage Risk. The use of borrowings, also known as leverage, increases the volatility of investments by magnifying the potential for loss on invested equity capital. When we use leverage to partially finance our investments through borrowing from banks and other lenders, shareholders will experience increased risks of investing in our Common Shares. Furthermore, the Fund may add leverage to its portfolio through the issuance of preferred shares. See “Description of Our Shares—Preferred Shares.” The use of leverage involves increased risk, including increased variability of the Fund’s net income, distributions and NAV in relation to market changes. If the value of our assets decreases, leveraging would cause NAV to decline more sharply than it otherwise would have had we not leveraged. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not used leverage. Such a decline could negatively affect our ability to make distributions to our shareholders. In addition, our shareholders will bear the burden of any increase in our expenses as a result of our use of leverage, including interest expenses and any increase in the management or incentive fees payable to the Adviser. The Fund’s leverage strategy may not work as planned or achieve its goal.
We use and intend to continue to use leverage to finance our investments. The amount of leverage that we employ will depend on the Adviser’s and our Board of Trustees’ assessment of market and other factors at the time of any proposed borrowing. There can be no assurance that leveraged financing will be available to us on favorable terms or at all. However, to the extent that we use leverage to finance our assets, our financing costs will reduce cash available for distributions to shareholders. Moreover, we may not be able to meet our financing obligations and, to the extent that we cannot, we risk the loss of some or all of our assets to liquidation or sale to satisfy the obligations. In such an event, we may be forced to sell assets at significantly depressed prices due to market conditions or otherwise, which may result in losses.
Under the 1940 Act, the Fund may utilize leverage through borrowings in an amount up to a 1:2 debt to equity ratio, less all liabilities and indebtedness not represented by senior securities, immediately after such borrowings. The Fund may invest in other investment companies, joint ventures or other structures that are not consolidated on the Fund’s financial statements and therefore will not count toward this 1:2 ratio.
We invest in other investment companies and BDCs, and such vehicles will use leverage which we will not count towards our leverage limit (provided that we do not wholly own any of these investment companies or BDCs or that we are not otherwise required to consolidate such entities). We invest in operating entities, for example insurance-related companies and their related entities, but we will not treat the liabilities of such operating companies as leverage for purposes of calculating our leverage limit (provided that such liabilities (including borrowings) are not recourse to us and that the financial statements of the operating entity are not consolidated in our financial statements pursuant to the requirements of U.S. GAAP).
The Fund may also enter into reverse repurchase agreements. Transactions under such agreements constitute leverage. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, the use of such leverage transactions may increase fluctuations in the market value of the Fund’s assets compared to what would occur without the use of such transactions. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, transacting under such agreement will lower the Fund’s yield.
Although leverage has the potential to enhance overall returns that exceed the Fund’s cost of funds, they will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. In addition, borrowings and reverse repurchase agreements or similar arrangements in which the Fund may engage may be secured by the shareholders’ investments as well as by the Fund’s assets and the documentation relating to such transactions may provide that during the continuance of a default under such arrangement, the interests of the holders of Common Shares may be subordinated to the interests of the Fund’s lenders or debt holders.
Our credit facilities impose financial and operating covenants that restrict our business activities, including limitations that could hinder our ability to finance additional loans and investments or to make the distributions required to qualify for and maintain our tax treatment as a RIC under the Code. A failure to renew our facilities or to add new or replacement debt facilities or issue additional debt securities or other evidences of indebtedness could have a material adverse effect on our business, financial condition, results of operations and/or liquidity.
Credit Facility Default Risk. In the event we default under our credit facilities or other borrowings, our business could be adversely affected as we may be forced to sell a portion of our investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
Convertible Debt Securities. We cannot assure you that the issuance of preferred shares and/or convertible debt securities would result in a higher yield or return to the holders of our Common Shares. The issuance of preferred shares or convertible debt would likely cause the NAV of our Common Shares to become more volatile. If the dividend rate on the preferred shares, or the interest rate on the convertible debt securities, were to approach the net rate of return on our investment portfolio, the benefit of such leverage to the holders of our Common Shares would be reduced. If the dividend rate on the preferred shares, or the interest rate on the convertible debt securities, were to exceed the net rate of return on our portfolio, the use of leverage would result in a lower rate of return to the holders of Common Shares than if we had not issued the preferred shares or convertible debt securities. Any decline in the NAV of our investment would be borne entirely by the holders of our Common Shares. Therefore, if the market value of our portfolio were to decline, the leverage would result in a greater decrease in NAV to the holders of our Common Shares than if we were not leveraged through the issuance of preferred shares or debt securities.
There is also a risk that, in the event of a sharp decline in the value of our net assets, we would be in danger of failing to maintain required asset coverage ratios, which may be required by the preferred shares or convertible debt, or our current investment income might not be sufficient to meet the dividend requirements on the preferred shares or the interest payments on the debt securities. In order to counteract such an event, we might need to liquidate investments in order to fund the redemption of some or all of the preferred shares or convertible debt. In addition, we would pay (and the holders of our Common Shares would bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares, debt securities, convertible debt, or any combination of these securities. Holders of preferred shares or convertible debt may have different interests than holders of Common Shares and may at times have disproportionate influence over our affairs.
Credit Facility Provisions. A credit facility may be backed by all or a portion of our loans and securities on which the lenders will have a security interest. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instrument we enter into with lenders. We expect that any security interests we grant will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, we expect that the custodian for our securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If we were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of our assets securing such debt, which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In connection with one or more credit facilities entered into by the Fund, distributions to shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby.
In addition, any security interests and/or negative covenants required by a credit facility may limit our ability to create liens on assets to secure additional debt and may make it difficult for us to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if our borrowing base under a credit facility were to decrease, we may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of our assets are secured at the time of such a borrowing base deficiency, we could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on our ability to fund future investments and to make distributions.
In addition, we may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on our business and financial condition. This could reduce our liquidity and cash flow and impair our ability to grow our business.
On May 28, 2025, the Fund entered into a senior secured credit facility (the “Revolving Credit Facility”) with Sumitomo Mitsui Banking Corporation (“SMBC”). SMBC serves as administrative agent and collateral agent. The Revolving Credit Facility provides for borrowings in USD and certain agreed-upon foreign currencies. Borrowings under the Revolving Credit Facility are subject to compliance with a borrowing base. As of December 31, 2025, the Revolving Credit Facility consisted of revolving commitments in the aggregate principal amount of $250 million, and the Revolving Credit Facility provides for the issuance of letters of credit on behalf of the Fund in an aggregate face amount not to exceed $50 million. Proceeds from the borrowings under the Revolving Credit Facility may be used for general corporate purposes of the Fund and its subsidiaries. As of December 31, 2025, the period during which the Fund may make borrowings on the Revolving Credit Facility expires on May 28, 2029, and the Revolving Credit Facility will mature and all amounts outstanding under the Revolving Credit Facility must be repaid by May 28, 2030.
Effects of Leverage
The following table is designed to illustrate the effect of leverage on the total return of Common Shares, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks—Leverage Risk.”
The table further reflects the issuance of leverage representing 33 1/3% of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, immediately after the incurrence of leverage, net of expenses, and the Fund’s currently projected annual interest on its leverage of 5.64%. The Fund’s portfolio must experience an annual rate of return (measured against total assets) of 1.88% (2.82% measured against net assets) in order to cover annual interest payments on borrowings under the Revolving Credit Facility. These figures are estimates based on current market conditions and should be used for illustration purposes only. Actual expenses associated with borrowings used by the Fund may vary frequently and may be significantly higher or lower than the rate used for the example above.
	Assumed Return on Portfolio (Net of Expenses)
	-10%	-5%	0%	5%	10%
Corresponding Return to Common Shareholder	-17.82%	-10.32%	-2.82%	4.68%	12.18%
Total Return of Common Shares is composed of two elements: the dividends on Common Shares paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends or interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the distributions it receives from its investments are entirely offset by losses in the value of those investments.
Interest Rate Risk. Since we use debt to finance a portion of our investments, our net investment income will depend, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates when we have debt outstanding, our cost of funds will increase, which could reduce our net investment income. We expect that our long-term fixed-rate investments will be financed primarily with equity and long-term debt. We may use interest rate risk management techniques in an effort to limit our exposure to interest rate fluctuations. These techniques may include various interest rate hedging activities to the extent permitted by the 1940 Act. These activities may limit our ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on our business, financial condition and results of operations.
Derivatives Risk. Among other things, Rule 18f-4 under the 1940 Act, eliminates the asset segregation framework arising from prior SEC guidance for covering positions in derivatives and certain financial instruments. Rule 18f-4 also limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), such as the Fund, however, would not be subject to the full requirements of Rule 18f-4. Under Rule 18f-4, a fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as an agreement to provide financing to a portfolio company, if the fund has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. The Fund has adopted policies and procedures to comply with the requirements of the rule. Compliance with Rule 18f-4 may limit our ability to use derivatives and/or enter into certain other financial contracts.

Federal Income Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Federal Income Tax Risks
Failure to Maintain RIC Tax Treatment. To qualify for and maintain RIC tax treatment under Subchapter M of the Code, we must, among other things, meet annual distribution, income source and quarterly asset diversification requirements. We may have difficulty complying with these requirements. In particular, if we have equity investments in portfolio companies or other vehicles that are treated as partnerships or other pass-through entities for tax purposes, we may not have control over, or receive accurate information about, the underlying income and assets of those portfolio companies or other vehicles that are taken into account in determining our compliance with the income source and quarterly asset diversification requirements. If we do not qualify for and maintain our RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.
Recognizing Income Before or Without Receiving Cash. For federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having original issue discount (such as zero-coupon securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Furthermore, we intend to elect to amortize market discount and include such amounts in our taxable income on a current basis, instead of upon disposition of the applicable debt obligation.
Because any original issue discount, market discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for taxation as a RIC under Subchapter M of the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may not qualify for or maintain RIC tax treatment and thus we may become subject to corporate-level income tax.
Corporate-Level Income Tax. We may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to U.S. federal and state corporate income taxes. We may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).
Special Tax Issues. The Fund expects to invest in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, to preserve its status as a RIC and to distribute sufficient income to not become subject to U.S. federal income tax.
Legislative or Regulatory Tax Changes. At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any of those new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of us or our shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our Common Shares or the value or the resale potential of our investments.

Risks Related to an Investment in the Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to an Investment in the Common Shares
Uncertainty of Tax Character of Any Distributions. We generally intend to distribute substantially all of our available earnings annually by paying distributions on a monthly basis, as determined by the Board of Trustees in its discretion. We cannot assure investors that we will achieve investment results that will allow us to make a specified level of cash distributions or year-to-year increases in cash distributions. Our ability to pay distributions might be adversely affected by the impact of one or more of the risk factors described in this prospectus. In addition, if we enter into a credit facility or any other borrowing facility, for so long as such facility is outstanding, we anticipate that we may be required by its terms to use all payments of interest and principal that we receive from our current investments as well as any proceeds received from the sale of our current investments to repay amounts outstanding thereunder, which could adversely affect our ability to make distributions.
Furthermore, the tax treatment and characterization of our distributions may vary significantly from time to time due to the nature of our investments. The ultimate tax characterization of our distributions made during a taxable year may not finally be determined until after the end of that taxable year. We may make distributions during a taxable year that exceed our current and accumulated earnings and profits for that taxable year, as determined for U.S. federal income tax purposes. In such a situation, the amount by which our total distributions exceed our current and accumulated earnings and profits generally would be treated as a return of capital up to the amount of a shareholder’s tax basis in the Common Shares, with any amounts exceeding such tax basis treated as a gain from the sale or exchange of such Common Shares. A return of capital generally is a return of a shareholder’s investment rather than a return of earnings or gains derived from our investment activities. Moreover, we may pay all or a substantial portion of our distributions from borrowings or sources other than our earnings and profits, in anticipation of future cash flow, which could constitute a return of shareholders’ capital and will lower such shareholders’ tax basis in our Common Shares, which may result in increased tax liability to shareholders when they sell such Common Shares.
Limited Liquidity. Our Common Shares constitute illiquid investments for which there is not, and will likely not be, a secondary market at any time prior to a public offering and listing of our Common Shares on a national securities exchange. There can be no guarantee that we will conduct a public offering and list our Common Shares on a national securities exchange. Investment in the Fund is suitable only for sophisticated investors and requires the financial ability and willingness to accept the high risks and lack of liquidity inherent in an investment in the Fund. Except in limited circumstances for legal or regulatory purposes, shareholders are not entitled to redeem their Common Shares. Shareholders must be prepared to bear the economic risk of an investment in our Common Shares for an extended period of time.
Merger Risks. The Independent Trustees of our Board of Trustees may undertake to approve mergers between us and certain other funds or vehicles. Subject to the requirements of the 1940 Act, such mergers will not require shareholder approval so you will not be given an opportunity to vote on these matters unless such mergers are reasonably anticipated to result in a material dilution of the NAV per share of the Fund. These mergers may involve funds managed by affiliates of Blackstone Credit & Insurance. The Independent Trustees may also convert the form and/or jurisdiction of organization, including to take advantage of laws that are more favorable to maintaining Board of Trustees control in the face of dissident shareholders.
Dilution Risks. All distributions declared in cash payable to shareholders that are participants in our distribution reinvestment plan will generally be automatically reinvested in our Common Shares. As a result, shareholders that do not participate in our distribution reinvestment plan may experience dilution over time.
Holders of our Common Shares will not have preemptive rights to any shares we issue in the future. Our Declaration of Trust allows us to issue an unlimited number of Common Shares. After you purchase Common Shares in the offering, our Board of Trustees may elect, without shareholder approval, to: (1) sell additional Common Shares in this or future public offerings; (2) issue Common Shares or interests in any of our subsidiaries in private offerings; (3) issue Common Shares upon the exercise of the options we may grant to our independent directors or future employees; or (4) subject to applicable law, issue Common Shares in payment of an outstanding obligation to pay fees for services rendered to us. To the extent we issue additional Common Shares after your purchase in the offering, your percentage ownership interest in us will be diluted. Because of these and other reasons, our shareholders may experience substantial dilution in their percentage ownership of our Common Shares or their interests in the underlying assets held by our subsidiaries.
Suitability of Investments. The investments we make in accordance with our investment objectives may result in a higher amount of risk than alternative investment options and volatility or loss of principal. Our investments in portfolio companies may be highly speculative and aggressive and, therefore, an investment in our Common Shares may not be suitable for someone with lower risk tolerance.
Fluctuation of the Fund’s NAV. The NAV and liquidity, if any, of the market for our Common Shares may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include: significant volatility in the market price and trading volume of companies in the sector in which we operate, which are not necessarily related to the operating performance of these companies; changes in regulatory policies or tax guidelines, particularly with respect to RICs; loss of RIC status; changes in earnings or variations in operating results; changes in the value of our portfolio of investments; changes in accounting guidelines governing valuation of our investments; any shortfall in revenue or net income or any increase in losses from levels expected by investors or shareholders; departure of either of the Adviser or certain of its respective key personnel; operating performance of companies comparable to us; general economic trends and other external factors; and loss of a major funding source.
Economic Events Adversely Affecting Cash Flow, the Fund’s Results of Operations, Financial Condition and Ability to Issue Debt. Events affecting economic conditions in the U.S. and/or elsewhere or globally, such as the general negative performance of the credit sector (including as a result of inflation or higher interest rates), actual or perceived instability in the U.S. banking system, or market volatility (including as a result of the ongoing conflicts in Ukraine and Iran and escalating conflicts in other parts of the Middle East), extreme weather events (including climate change, hurricanes, wild fires, earthquakes and floods) or the spread of infectious illness, pandemics or other public health emergencies, could cause our shareholders to seek the repurchase of their Common Shares pursuant to our share repurchase program at a time when such events are adversely affecting the performance of our assets and the broader bond market. If we receive an increased volume of repurchase requests during a given quarter, our cash flow and liquidity could be materially adversely affected. An increased volume of repurchase requests could negatively impact our debt issuance activities, including our ability to issue debt, and could lead to increased borrowing costs. In addition, if we determine to sell assets to satisfy repurchase requests, we may not be able to realize the return on such assets that we may have been able to achieve had we sold at a more favorable time, and our results of operations and financial condition could be materially adversely affected.
In addition, the private credit market has faced heightened scrutiny and growing negative sentiment in recent periods, driven by concerns over liquidity, concentration risk and valuation uncertainty, which may further increase the volume of repurchase requests the Fund receives. Shareholders have sought, and may continue to seek, and certain financial intermediaries have recommended, and may continue to recommend to their clients, the repurchase of some or all of the Common Shares that they hold. A significant volume of repurchase requests in a given period, can cause requests to exceed the amount we offer to repurchase each quarter under our share repurchase program, resulting in less than the full amount of repurchase requests being satisfied in such period (including relative to our quarterly repurchase target amount).

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		345 Park Avenue
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10154
Contact Personnel Name		Patricia Leeson
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3],[4]	0.75%
Interest Expenses on Borrowings [Percent]	[4],[5]	1.14%
Distribution/Servicing Fees [Percent]	[4],[6]	0.75%
Incentive Fees [Percent]	[4],[7]	0.00%
Acquired Fund Fees and Expenses [Percent]	[4],[8]	3.12%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[4]	0.10%
Other Annual Expenses [Percent]	[4],[9]	1.39%
Total Annual Expenses [Percent]	[4]	7.25%
Waivers and Reimbursements of Fees [Percent]	[4],[10]	(1.40%)
Net Expense over Assets [Percent]	[4]	5.85%
Expense Example, Year 01		$ 58
Expense Example, Years 1 to 3		188
Expense Example, Years 1 to 5		317
Expense Example, Years 1 to 10		$ 618
General Description of Registrant [Abstract]
NAV Per Share			$ 15.37	$ 15.17
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class S
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		2,897,078
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3],[4]	0.75%
Interest Expenses on Borrowings [Percent]	[4],[5]	1.14%
Distribution/Servicing Fees [Percent]	[4],[6]	0.25%
Incentive Fees [Percent]	[4],[7]	0.00%
Acquired Fund Fees and Expenses [Percent]	[4],[8]	3.12%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[4]	0.10%
Other Annual Expenses [Percent]	[4],[9]	1.39%
Total Annual Expenses [Percent]	[4]	6.75%
Waivers and Reimbursements of Fees [Percent]	[4],[10]	(1.40%)
Net Expense over Assets [Percent]	[4]	5.35%
Expense Example, Year 01		$ 53
Expense Example, Years 1 to 3		175
Expense Example, Years 1 to 5		297
Expense Example, Years 1 to 10		$ 587
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class D
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		0
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3],[4]	0.75%
Interest Expenses on Borrowings [Percent]	[4],[5]	1.14%
Distribution/Servicing Fees [Percent]	[4],[6]	0.00%
Incentive Fees [Percent]	[4],[7]	0.00%
Acquired Fund Fees and Expenses [Percent]	[4],[8]	3.12%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[4]	0.10%
Other Annual Expenses [Percent]	[4],[9]	1.39%
Total Annual Expenses [Percent]	[4]	6.50%
Waivers and Reimbursements of Fees [Percent]	[4],[10]	(1.40%)
Net Expense over Assets [Percent]	[4]	5.10%
Expense Example, Year 01		$ 51
Expense Example, Years 1 to 3		168
Expense Example, Years 1 to 5		286
Expense Example, Years 1 to 10		$ 570
General Description of Registrant [Abstract]
NAV Per Share			15.37	15
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class I
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		41,478,518
Class I Advisory Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3],[4]	0.75%
Interest Expenses on Borrowings [Percent]	[4],[5]	1.14%
Distribution/Servicing Fees [Percent]	[4],[6]	0.00%
Incentive Fees [Percent]	[4],[7]	0.00%
Acquired Fund Fees and Expenses [Percent]	[4],[8]	3.12%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[4]	0.10%
Other Annual Expenses [Percent]	[4],[9]	1.39%
Total Annual Expenses [Percent]	[4]	6.50%
Waivers and Reimbursements of Fees [Percent]	[4],[10]	(1.40%)
Net Expense over Assets [Percent]	[4]	5.10%
Expense Example, Year 01		$ 51
Expense Example, Years 1 to 3		168
Expense Example, Years 1 to 5		286
Expense Example, Years 1 to 10		$ 570
General Description of Registrant [Abstract]
NAV Per Share			$ 15.37	$ 15.17
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class I Advisory
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		731,489
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to our Common Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Security Dividends [Text Block]		Dividends and distributions may be paid to the holders of our Common Shares as and when authorized by our Board of Trustees and declared by us out of assets legally available.
Security Voting Rights [Text Block]		Subject to the rights of holders of any other class or series of shares, each share of our Common Shares will be entitled to one vote on all matters submitted to a vote of shareholders, including the election of Trustees. Except as may be provided by the Board of Trustees in setting the terms of classified or reclassified shares, and subject to the express terms of any class or series of preferred shares, the holders of our Common Shares will possess exclusive voting power.
Security Liquidation Rights [Text Block]		In the event of our liquidation, dissolution or winding up, each share of our Common Shares would be entitled to share pro rata in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred shares, if any preferred shares are outstanding at such time.
Security Preemptive and Other Rights [Text Block]		There will be no cumulative voting in the election of Trustees. Subject to the special rights of the holders of any class or series of preferred shares to elect Trustees, each Trustee will be elected by a plurality of the votes cast with respect to such Trustee’s election except in the case where the number of nominees for trusteeships exceeds the number of trustees to be elected, in which case a majority of all votes cast shall be required to elect such nominee. Pursuant to our Declaration of Trust, our Board of Trustees may amend the bylaws to alter the vote required to elect trustees.
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares
Security Voting Rights [Text Block]
Preferred shares could be issued with terms that would adversely affect the shareholders, provided that we may not issue any preferred shares that would limit or subordinate the voting rights of holders of our Common Shares. Preferred shares could also be used as an anti-takeover device through the issuance of shares of a class or series of preferred shares with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control. Every issuance of preferred shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that: (1) immediately after issuance and before any dividend or other distribution is made with respect to Common Shares and before any purchase of Common Shares is made, such preferred shares together with all other senior securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred shares, if any are issued, must be entitled as a class voting separately to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two full years or more. Certain matters under the 1940 Act require the affirmative vote of the holders of at least a majority of the outstanding shares of preferred shares (as determined in accordance with the 1940 Act) voting together as a separate class. For example, the vote of such holders of preferred shares would be required to approve a proposal involving a plan of reorganization adversely affecting such securities.

[1]	No upfront sales load will be paid with respect to Class S shares, Class D shares, Class I shares or Class I Advisory shares; however, if you buy Class S shares or Class D shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 1.5% cap on NAV for Class D shares and 3.5% cap on NAV for Class S shares. Selling agents will not charge such fees on Class I shares or Class I Advisory shares. Please consult your selling agent for additional information.
[2]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a shareholder’s Common Shares at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of the Common Shares (on a “first in-first out” basis). The one-year holding period will be satisfied if at least one year has elapsed from (a) the issuance date of the applicable Common Shares to (b) the subscription date immediately following the Repurchase Pricing Date used in the repurchase of such Common Shares. The Early Repurchase Deduction may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder; in the event that a shareholder’s Common Shares are repurchased because the shareholder has failed to maintain the $500 minimum account balance; or due to trade or operational error. In addition, the Fund’s Common Shares are sold to certain investment vehicles (including feeder vehicles, registered investment companies or other investment funds), discretionary model portfolios and other similar arrangements. The Fund, in its discretion, may waive the Early Repurchase Deduction for such investment vehicles, discretionary model portfolios and other similar arrangements in appropriate circumstances, including, but not limited to, for administrative, operational, rebalancing, regulatory or other purposes. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.
[3]	The base management fee paid to our Adviser is calculated at an annual rate of 0.75% of the value of our net assets as of the beginning of each business day. See “Investment Advisory Agreement and Administration Agreement” for additional information.
[4]	Total net assets as of March 31, 2026 employed as the denominator for expense ratio computation is $690.9 million.
[5]	We borrow funds to make investments. The costs associated with such borrowing will be indirectly borne by shareholders. The interest payment on borrowed funds referenced in the table above is based on an annualized estimate of interest payment on borrowed funds as of March 31, 2026.
[6]	Subject to FINRA limitations on underwriting compensation, we will also pay the following shareholder servicing and/or distribution fees to the Intermediary Manager: (a) for Class S shares, a shareholder servicing and/or distribution fee equal to 0.75% per annum of the average daily value of the Fund’s net assets for the Class S shares and (b) for Class D shares, a shareholder servicing and/or distribution fee equal to 0.25% per annum of the average daily value of the Fund’s net assets for the Class D shares, in each case, accrued daily and payable monthly. The distribution and servicing expenses borne by the participating brokers may be different from and substantially less than the amount of shareholder servicing and/or distribution fees charged. All or a portion of the shareholder servicing and/or distribution fee may be used to pay for sub-transfer agency, sub-accounting and certain other administrative services. The Fund also may pay for these sub-transfer agency, sub-accounting and certain other administrative services outside of the shareholder servicing and/or distribution fees and its Distribution and Servicing Plan. No shareholder servicing and/or distribution fees will be paid with respect to the Class I shares or the Class I Advisory shares. The total amount that will be paid over time for other underwriting compensation depends on the average length of time for which shares remain outstanding, the term over which such amount is measured and the performance of our investments. We will cease paying the shareholder servicing and/or distribution fee on the Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of our Common Shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation (including any amounts paid by the Adviser or its affiliates from their own resources), exceeds the applicable FINRA limitation.
[7]	We may have investment income that could result in the payment of an incentive fee. The incentive fee, if any, is based on income, whereby we pay the Adviser quarterly in arrears 12.5% of our Pre-Incentive Fee Net Investment Income Returns (as defined below) for each calendar quarter subject to a 5% annualized hurdle rate, with a full catch-up. As we cannot predict whether we will meet the necessary incentive fee hurdle, we have assumed no incentive fee for this chart. Once fully invested, we expect the incentive fees we pay to increase to the extent we earn greater income through our investments. If we achieved annualized Pre-Incentive Fee Net Income Returns of 5.00% for each quarter made up entirely of net investment income, no incentive fees would be payable. See “Investment Advisory Agreement and Administration Agreement” for more information concerning the incentive fees.
[8]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated funds. The Fund invests in investment companies or BDCs managed by the Adviser or its affiliates. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund. The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. To the extent the Fund invests in investment companies or BDCs managed by the Adviser or its affiliates, shareholders will not bear duplicative fees. Accordingly, the management fees borne through investments in investment companies or BDCs managed by the Adviser or its affiliates are included in fees waived and/or expenses reimbursed.
[9]	“Other expenses” include professional fees, Board of Trustees’ fees, amortization of continuous offering costs, transfer agent fees, other expenses, and excise and other tax expense. Other expenses represent the estimated annual other expenses of the Fund and its subsidiaries based on annualized other expenses for the current fiscal year ending December 31, 2026.
[10]	Pursuant to an Expense Limitation and Reimbursement Agreement, through May 1, 2027, the Adviser will waive its compensation (and, to the extent necessary, bear other expenses of or make payments to the Fund) to the extent that, for any calendar month, Specified Expenses exceed the Total Expense Cap. “Specified Expenses” of the Fund means all expenses incurred in the business of the Fund, including organizational and certain offering expenses, with the exception of: (i) investment advisory fees (including management and incentive fees), (ii) the shareholder servicing and/or distribution fees, (iii) brokerage costs, (iv) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (v) taxes, (vi) extraordinary expenses (as determined in the sole discretion of the Adviser), and (vii) acquired fund fees and expenses. “Total Expense Cap” means the annual rate of 0.50% of the average daily value of the Fund’s net assets (annualized). The Adviser may not discontinue its obligation to waive its compensation or to bear other expenses at any time prior to May 1, 2027 without the written consent of the Board of Trustees. If, while the Adviser is the investment adviser to the Fund, the estimated annualized Specified Expenses for a given month are less than the Total Expense Cap, the Adviser shall be entitled to reimbursement by the Fund of the compensation waived and other expenses borne by the Adviser on behalf of the Fund pursuant to the Fund’s Expense Limitation and Reimbursement Agreement (the “Reimbursement Amount”) during any of the previous thirty-six (36) months, but only to the extent that the Fund’s estimated annualized Specified Expenses are less than, for such month, the lesser of the Total Expense Cap or any other relevant expense limit then in effect with respect to the Fund, and provided that such amount paid to the Adviser will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed. The Adviser may recapture a Specified Expense in any year within the thirty-six (36) month period after the Adviser bears the expense.